Exhibit 99.9

Customer Loan ID	Loan Exception ID	Exception ID	Originator QM/ATR Status	TPR QM/ATR Status	Exception Approved Pre Origination	Exception Category	Exception Subcategory	Exception Description	Exception Comments	Seller Response	Reviewer Response	Compensating Factors	Material Exception Flag	Subject to Predatory Lending	HUD Category	Initial Exception Grade	Final Exception Grade	Initial DBRS Exception Grade	Final DBRS Exception Grade	Initial Moody's Exception Grade	Final Moody's Exception Grade	Initial Fitch Exception Grade	Final Fitch Exception Grade	Initial Kroll Exception Grade	Final Kroll Exception Grade	Initial S&P Exception Grade	Final S&P Exception Grade	Exception Status
301241771	d0781328-b4b7-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	08/09/2019: VOE	08/12/2019: Lender provided VVOE. Exception cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.43% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 812 Reserves are higher than guideline minimum UW Guides require 24 months reserves, loan qualified with 108.20 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301147149	8be8b3f8-3065-e911-bdd2-f4e9d4a75ba2	1692		QM/Non-HPML		Credit		Missing Evidence REO Property is Owned Free and Clear	Evidence property #3 on the final application is free & clear not provided. Additional conditions may apply.	04/29/2019: See attached	04/29/2019: Audit reviewed all documentation for REO 3, and has determined that the mortgage is paid through business. Documentation supported by VOM on page 549 and business returns. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 765 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 70.19% Years Self Employed Borrower self employed 29 years				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301147149	de8e6b8d-0965-e911-bdd2-f4e9d4a75ba2	2789		QM/Non-HPML		Credit		Missing Executed Business Returns	Per Appendix Q, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years; for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules. Signed business returns not provided for Business A and B on Schedule E Part II of XXXX tax return.	8/22/19 XX - Please see the attached signed XXXX Business Tax Returns06/20/2019: Please see the attached signed Business Tax Returns.	08/23/2019: Received signed/dated XXXX tax return for business A. Condition cleared.08/13/2019: Received signed/dated page 1 of XXXX business tax return for Business A. However, the file contains XXXX/XXXX business returns. It does not contain XXXX business tax returns. Signed/dated XXXX returns previously provided. Please provide signed XXXX returns for Business A. Condition remains.06/21/2019: Audit reviewed Lenders response, however, please provide Signed XXXX business returns for Business A and B on Schedule E Part II of XXXX tax return. Exception remains.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 765 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 70.19% Years Self Employed Borrower self employed 29 years				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301147149	05ee01ed-0965-e911-bdd2-f4e9d4a75ba2	2788		QM/Non-HPML		Credit		Missing Executed Personal Tax Returns	Per Appendix Q, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years. Signed returns not provided.	06/20/2019: Please see the attached signed Tax Returns.	06/21/2019: Lender provided signed signature pages for XXXX/XXXX 1040's. Exception cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 765 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 70.19% Years Self Employed Borrower self employed 29 years				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301147149	f50bcb35-3165-e911-bdd2-f4e9d4a75ba2	1667		QM/Non-HPML		Credit		Missing HUD from sale of other property owned	Final Hud-1 for property #1 on Sch E XXXX 1040's evidencing property was sold not provided. Additional conditions may apply.	04/29/2019: Please see the attached CPA LOX indicating that the property address listed on the tax returns for XXXX was incorrect.	04/29/2019: Audit review CPA letter, and has determined that documentation indicates that the XXXX Schedule E was incorrect and provided the correct parcel for REO. Documentation submitted is deemed acceptable. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 765 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 70.19% Years Self Employed Borrower self employed 29 years				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301147149	f4b5889b-aec7-e911-abc7-f4e9d4a75a52	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	Tax Transcripts not provided as required by DU.	08/28/2019: please see attached	08/28/2019: Audit reviewed the XXXX Tax Transcripts, and has determined that AUS item #20 was validated by said documentation submitted. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 765 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 70.19% Years Self Employed Borrower self employed 29 years				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301147149	1a14733e-1365-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Score not provided.		04/30/2019: A CDA provided reflecting a value of $XXXXXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 765 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 70.19% Years Self Employed Borrower self employed 29 years				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301151054	fec3e075-d9d1-418f-b5cf-c8e5a8822095	2852		QM/Non-HPML		Compliance		Points and Fees exceed Qualified Mortgage threshold	QM Points and Fees exceed threshold. $XXXXX.XX > $XXXXX.XX, the maximum Points and Fees permitted under QM, by $XX.XX.		04/10/2019: Condition rescinded. Appraisal Report Fee should be excluded from compliance testing.					1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301151054	3fa3a631-df57-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 3.		04/10/2019: A CDA report reflecting a value $XXXXXX.XX which is a 0.00% variance, was provided. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301132701	b0a9be8d-c8af-e911-abc7-f4e9d4a75a52	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	Transcripts not provided.	Tax Transcript	10/29/2019: Audit reviewed the XXXX Tax Transcripts, and has determined that AUS item #20 was validated by said documentation submitted. Condition cleared.10/03/2019: Audit reviewed AUS and confirmed tax transcripts were ordered but have not been provided. Condition remains. 07/30/2019: There was no attached document. Condition remains.	Disposable Income is higher than guideline minimum UW Guides require $X in disposable income, loan qualified with $XX,XXX.XX in disposable income Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 10.80 months reserves. Full Documentation Loan is a Full Documentation loan.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301138918	72f7ec6a-d8af-e911-abc7-f4e9d4a75a52	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	Transcripts not provided.	Tax Transcript	10/29/2019: Audit reviewed the XXXX Tax Transcripts, and has determined that AUS item #16 was validated by said documentation submitted. Condition cleared.10/03/2019: Audit reviewed AUS and confirmed tax transcripts were ordered but have not been provided. Condition remains.07/30/2019: There was no attached document to review. Condition remains.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 50.60 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.85% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 775				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301140043	51fb344d-da5a-e911-bdd2-f4e9d4a75ba2	2788		QM/Non-HPML		Credit		Missing Executed Personal Tax Returns	Per Appendix Q, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years. Signed returns not provided.	05/02/2019: Attached please find X/XX/XX Signed personal tax returns.4/16/2019: Please see the attached.4/11/19 See attached signed tax returns.	05/02/2019: Audit reviewed XXXX executed 1040 Tax Returns, and has determined that the documentation was obtained PRIOR to/at consummation. Documentation submitted is deemed acceptable. Loan meets QM requirements. Condition cleared.04/17/2019: Received signed/dated XXXX personal tax returns. This was previously provided, page 84. Missing XXXX signed/dated personal tax returns. Condition remains.04/12/2019: Received signed/dated XXXX personal tax returns. This was previously provided, page 51. Missing XXXX signed/dated personal tax returns. Condition remains.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 760. LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 75.74%. Years Self Employed Borrower has 9.33 years Self Employed.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301140043	9560d476-d85a-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	Missing CDA review; CU score 3.9.		04/24/2019: A CDA report reflecting a value $XXX,XXXX.XX which is a 0.00% variance, was provided. Variance within acceptable tolerance. Condition Cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 760. LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 75.74%. Years Self Employed Borrower has 9.33 years Self Employed.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301158633	56da00cb-826a-e911-bdd2-f4e9d4a75ba2	1652		QM/Non-HPML		Credit		Improper Calculation of Income	Investor guidelines require a 2 year history of receiving "Guaranteed payments to the partner" to be used in the cash flow calculation, K-1's reflect a total of 16 month 22 day history. Additional conditions may apply	5/3/2019: 5/3/19 Please clear this condition based on the revised 1003,1008 and AUS with just the income from K-1 of $XX,XXX for XXXX and $XX,XXX for XXXXX $XXX,XXX/XX.XX is XXXX.XX with a DTI of 39.89%	05/06/2019: Per Lender’s request and updated documents provided, audit recalculated co-borrower’s income without guaranteed payments. Revised DTI 39.89%. Condition cleared.	Years on Job Borrower has 5 years on job Disposable Income is higher than guideline minimum loan qualified with $XX,XXX.XX in disposable income Reserves are higher than guideline minimum UW Guides require zero months reserves, loan qualified with 1.50 months reserves				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301153942	60b5eb01-e29d-e911-bdd2-f4e9d4a75ba2	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	CD Missing CD dated XX/XX/XXXX from Disclosure Tracking on page 520	07/26/2019: please see attached	07/26/2019: Audit reviewed initial CD, as well as electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301289545	f8a6471f-66e0-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	• The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	9/27 XX: please see attached	09/30/2019: Audit review of the source of the information obtained and name and title of Lender's employee who obtained the information deemed acceptable, condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 14.50 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.16% Years in Field Borrower has 25 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301289545	2c2da548-c0df-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU risk score of 4.		09/27/2019: A CDA report reflecting a value $XXXXXXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 14.50 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.16% Years in Field Borrower has 25 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301311047	62369364-a4d8-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided, CU score is 3.6 .		09/18/2019: A CDA report reflecting a value $XXXXXXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.	No Mortgage Lates /credit report (whichever is applicable) verifies 48 months payment history with no late payments reported Disposable Income is higher than guideline minimum UW Guides require $X in disposable income, loan qualified with $XXXXXX in disposable income FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 748				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301172590	8b45d5fe-20c9-415e-aeff-45e7b94b461a	1672		QM/Non-HPML		Compliance		Missing Initial Escrow Account Disclosure	The Initial Escrow Disclosure is missing.	5/29/2019: pls see attached initial escrow statement which was included in original credit upload, please rescind	05/31/2019: Received initial escrow disclosure. Timing requirement met. Note: disclosure not located in original loan file. Condition cleared.5/23/2019: Finding deemed non-material, loan will be graded a B for all agencies.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301218087	24f60bdc-9f99-e911-bdd2-f4e9d4a75ba2	1		QM/Non-HPML		Compliance		General Compliance Exception	It could not be confirmed that the Borrower's Final CD disclosed any and all applicable Seller Paid fees, as the loan file did not contain any alternative documentation verifying the Seller Paid fees that may or may not have been applied to the transaction. Please provide a Final Seller CD or Final ALTA Settlement Statement that will show evidence any and all applicable Seller Paid fees applied to the transaction in order for compliance testing to be completed. 1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation .	07/05/2019: pls see attached, pls clear	07/08/2019: Lender provided Seller CD. Exception cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 755 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.43% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 5.70 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301218087	569af84f-1299-e911-bdd2-f4e9d4a75ba2	701		QM/Non-HPML		Credit		Failure to obtain Employment Verification	• The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	8/1/19 XX Attached please find the VOB information.	08/02/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Exception cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 755 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.43% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 5.70 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301218087	87880f6e-1299-e911-bdd2-f4e9d4a75ba2	853		QM/Non-HPML		Credit		Failure to Obtain Second Lien Note	Second lien Note not provided.	07/03/2019: pls see attached	07/08/2019: Lender provided Second Lien Note. Exception cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 755 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.43% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 5.70 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301218087	c87c83f3-dab7-e911-abc7-f4e9d4a75a52	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	Tax Transcripts not provided as required by DU. Missing tax transcripts dated XX/XX/XXXX reflected on DU.		08/07/2019: Audit reviewed the XXXX Tax Transcripts, and has determined that AUS item #16 was validated by said documentation submitted. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 755 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.43% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 5.70 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301179267	1e5e01df-3b4f-47f7-a4c3-7c67e7c1d2cd	1596		QM/Non-HPML		Compliance		Missing Right To Cancel Form	Missing Right To Cancel Form from the file.		08/21/2019: Audit reviewed documentation: Notification of error, reopened rescission, evidence of shipment and corrected RTC were provided. The loan is out of the rescission period, rescission expired on XX/XX/XXXX. Condition cleared and will be rated a Fitch B.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 10.72% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 762 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 7.80 months reserves				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301179267	792fdd44-4794-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	• The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	06/28/2019: Please see attached.	06/28/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 10.72% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 762 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 7.80 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301179267	3cf2f176-4794-e911-bdd2-f4e9d4a75ba2	1687		QM/Non-HPML		Credit		Missing Evidence of Property Taxes	Evidence of property taxes for subject property not provided. Monthly tax amount on final CD of $XXXX.XX does not correspond with the monthly tax amount on the tax bill. Provide evidence of tax calculation.	06/28/2019: Please rescind as the property taxes have been calculated correctly. Due to purchasing the home recently in 10/31/18, the property taxes haven't been reassessed yet. The most recent tax bill shows that the tax amount on it and title are for land only and no improvements. The millage rate/tax rate was then used to calculate the property taxes, plus any special assessments on the tax bill. $XXXXXXX appraised value * 0.01951 tax rate = $XXXXXX.XX + $XXXX.XX in special assessements = $XXXXX.XX total tax amount. Both the tax rate and special assessments are found on the tax bill.	06/28/2019: Audit reviewed the Lender Rebuttal, and has determined that the tax calculations were based on appraised value x 0.01951 tax rate equals $XXXXX.XX + $XXXX.XX in special assessments equals $XXXXX.XX divided by 12 equals $XXXX.XX monthly. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 10.72% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 762 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 7.80 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301179267	00e90991-0ac5-e911-abc7-f4e9d4a75a52	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	Tax Transcripts not provided as required by DU.		08/23/2019: Audit reviewed the XXXX/XXXX Tax Transcripts, and has determined that AUS item #16 was validated by said documentation submitted. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 10.72% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 762 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 7.80 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301179267	82d04fe4-9d93-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA Report was not provided in the loan file. CU Risk Score is 4.3.		06/25/2019: The AVM report value of $XXXXXXX to appraisal value of $XXXXXXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 10.72% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 762 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 7.80 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301331435	988e2205-80eb-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	10/11 XX: Attached	10/15/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Exception cleared.	Years Self Employed Borrower has 12 years Self Employed FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 788 Reserves are higher than guideline minimum UW Guides require 10.20 months reserves, loan qualified with 0.77 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301184538	983d3ce0-d58e-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	• The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.		06/20/2019: Received satisfactory verification of business. Timing requirement met. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 780 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 23.98% No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months. Credit report verified 99+ total months payment history with no late payments reported.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301184538	6f923a8c-588d-e911-bdd2-f4e9d4a75ba2	724		QM/Non-HPML		Credit		Missing Documentation	Executed Home Equity Line of Credit (HELOC) closure letter reflecting HELOC was frozen and closed was not provided in the file.	6/18/19 XX: Please see attached (page 3).	06/20/2019: Received executed closure letter. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 780 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 23.98% No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months. Credit report verified 99+ total months payment history with no late payments reported.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301314959	0769dc4d-52e0-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU risk 3.6		09/27/2019: A CDA report reflecting a value $XXXXXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301197162	0a7ae54d-b299-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	Verification of the borrower’s business must be obtained within 30 calendar days prior to the note date via the following a third party verification, such as a CPA letter, VOE with the CPA or regulatory agency/applicable licensing bureau.	8/14/19 XX Please rescind this. The borrowers capital which is less than 25% determines his ownership. This is not required as we are not using self employed income.08/01/2019: Please rescind the Borrower is less than 25% owner so is not considered self employed. Verbal VOE is attached. His Capital % is what determines his ownership and he only has X.XXXXXXXX% under Capital.7/12; Please rescind the Borrower is less than 25% owner so is not considered self employed. Verbal VOE is attached.
08/19/2019: Borrower is 4% owner as evidenced by capital account. Not considered SE.08/15/2019: Audit reviewed Lender's response and has determined the K-1 reflects the borrower has XX.XXX% ownership in business which income was used in qualification.  Condition remains.08/01/2019: Audit reviewed the Lender Rebuttal, and has determined that the Borrowers percentage of profit & loss is > 30%.  Percentage of capital provided does not determine percentage of ownership. Condition remains.07/17/2019: Audit reviewed Lenders response, however; Borrower owns XX.XXXXXX% of business based on the profit and loss on XXXX K1. Exception remains.
												FICO is higher than guideline minimum UW Guides require FICO of 700 loan qualified with FICO of 745 Years Self Employed Borrower has 8.17 years Self Employed No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months credit report verifies 23 months payment history with no late payments reported.				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301197162	d567e793-b299-e911-bdd2-f4e9d4a75ba2	21		QM/Non-HPML		Credit		Failure to Obtain Final Application (1003)	A final application for the subject transaction was not complete. Self-Employment box was not checked.	7/12; Please rescind this condition the income from XXXXXXXX is not self employed. It is K1 income. per Captial % is less than 25% see attached k1 guideline about box j and see k1 capital % is less than 25%	07/17/2019: Audit reviewed Lenders response. Borrower owns XX.XXXXXX% of business. Loan will be graded a B due to the minor defect, as information is inconsistent. Exception downgraded.	FICO is higher than guideline minimum UW Guides require FICO of 700 loan qualified with FICO of 745 Years Self Employed Borrower has 8.17 years Self Employed No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months credit report verifies 23 months payment history with no late payments reported.				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301197162	ab3d96cc-b299-e911-bdd2-f4e9d4a75ba2	992		QM/Non-HPML		Credit		Invalid AUS	The Lender's Guidelines/Agency Guidelines require loan data to be resubmitted to DU if the data changes from the time the AUS was last run. The most recent AUS in file reflects a DTI of 26.77%. Lender failed to include the additional $XXXX XXXXXXXXXXXXX payment and $XXXX per month equalization payment due per decree.	8/14/19 XX Please rescind this. The borrowers capital which is less than 25% determines his ownership. This is not required as we are not using self employed income.08/01/2019: Please rescind the Borrower is less than 25% owner so is not considered self employed. Verbal VOE is attached. His Capital % is what determines his ownership and he only has X.XXXXXXXX% under Capital.07/15/2019: XX 7/15; Please clear this condition the updated AUS is attached reflecting the XXXXXXXXXX $XXX.XX and XXXXXXX $XXXX.XX amount from paystub and the $XXXX equilization.
08/29/2019:  Audit reviewed lender’s rebuttal and AUS findings provided XX/XX.  Additional debts have been included.  DTI within tolerance.  Condition cleared.08/27/2019:  Audit reviewed lender’s rebuttal and disagrees.  Cleared conditions are for VOB, tax return, P&L and Balance Sheet.  AUS is invalid due to DTI variance greater than 3%.  The lender did not include the $XXXX XXXXXXXXXXX payment and $XXXX per month equalization payment per XXXXXXXXXX XXXXX and XXXXXXXXXXXXXX worksheet.  Condition remains.  08/15/2019: Audit reviewed Lender's response and has determined the AUS in invalid due to DTI variance greater than 3%.  The lender did not include the $XXXX XXXXXXXXXXXX payment and $XXXX per month equalization payment per XXXXXXXXXXXXX and XXXXXXXXXXXXXXX worksheet.  Condition remains.  08/01/2019: Audit reviewed the Lender Rebuttal, and has determined that the Borrowers percentage of profit & loss is > 30%.  Percentage of capital provided does not determine percentage of ownership. Condition remains.07/17/2019: Audit reviewed Lenders response, however, please provide update AUS with borrower as self employed as Borrower owns XX.XXXXXX% of business based on the profit and loss on XXXX K1. Exception remains.
												FICO is higher than guideline minimum UW Guides require FICO of 700 loan qualified with FICO of 745 Years Self Employed Borrower has 8.17 years Self Employed No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months credit report verifies 23 months payment history with no late payments reported.				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301197162	35003ba0-b199-e911-bdd2-f4e9d4a75ba2	2790		QM/Non-HPML		Credit		Missing Balance Sheet	Missing current XXXX Balance Sheet for Business A, on Schedule E Part II of XXXX tax return. Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage. Additional conditions may apply	8/14/19 XX Please rescind this. The borrowers capital which is less than 25% determines his ownership. This is not required as we are not using self employed income.08/01/2019: Please rescind the Borrower is less than 25% owner so is not considered self employed. Verbal VOE is attached. His Capital % is what determines his ownership and he only has X.XXXXXXXX% under Capital.07/15/2019: XX 7/15; Please rescind this condition the Borrower is less than 25% owner
08/19/2019: Borrower is 4% owner as evidenced by capital account. Not considered SE.08/15/2019: Audit reviewed Lender's response and has determined the K-1 reflects the borrower has XX.XXX% ownership in business which income was used in qualification.  Condition remains.08/01/2019: Audit reviewed the Lender Rebuttal, and has determined that the Borrowers percentage of profit & loss is > 30%.  Percentage of capital provided does not determine percentage of ownership. Condition remains.07/17/2019: Audit reviewed Lenders response, however; Borrower owns XX.XXXXXX% of business based on the profit and loss on XXXX K1. Exception remains.
												FICO is higher than guideline minimum UW Guides require FICO of 700 loan qualified with FICO of 745 Years Self Employed Borrower has 8.17 years Self Employed No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months credit report verifies 23 months payment history with no late payments reported.				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301197162	6b123141-b199-e911-bdd2-f4e9d4a75ba2	914		QM/Non-HPML		Credit		Missing income documentation	Per Appendix Q, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years; for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules and year to date profit and loss (P&L) statement and balance sheet. File is missing 2 years Partnership returns for Business A, on Schedule E Part II of XXXX tax returns. K1 in file reflects >25% ownership. Additional Conditions may apply.	8/14/19 XX Please rescind this. The borrowers capital which is less than 25% determines his ownership. This is not required as we are not using self employed income.08/01/2019: Please rescind the Borrower is less than 25% owner so is not considered self employed. Verbal VOE is attached. His Capital % is what determines his ownership and he only has X.XXXXXXXX% under Capital.7/12* Please rescind this condition the Borrower is less than 25% owner in the partnership according to K1 capital %
08/19/2019: Borrower is 4% owner as evidenced by capital account. Not considered SE.08/15/2019: Audit reviewed Lender's response and has determined the K-1 reflects the borrower has XX.XXX% ownership in business which income was used in qualification.  Condition remains.08/01/2019: Audit reviewed the Lender Rebuttal, and has determined that the Borrowers percentage of profit & loss is > 30%.  Percentage of capital provided does not determine percentage of ownership. Condition remains.07/17/2019: Audit reviewed Lenders response, however; Borrower owns XX.XXXXXX% of business based on the profit and loss on XXXX K1. Exception remains.
												FICO is higher than guideline minimum UW Guides require FICO of 700 loan qualified with FICO of 745 Years Self Employed Borrower has 8.17 years Self Employed No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months credit report verifies 23 months payment history with no late payments reported.				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301197162	fd5afbfc-b199-e911-bdd2-f4e9d4a75ba2	2791		QM/Non-HPML		Credit		Missing YTD Profit & Loss	Missing YTD XXXX P&L Statement for Business A on Schedule E Part II of XXXX tax return. Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage. Additional conditions may apply	8/14/19 XX Please rescind this. The borrowers capital which is less than 25% determines his ownership. This is not required as we are not using self employed income.08/01/2019: Please rescind the Borrower is less than 25% owner so is not considered self employed. Verbal VOE is attached. His Capital % is what determines his ownership and he only has X.XXXXXXXX% under Capital.07/15/2019: XX 7/15; Please rescind this condition the Borrower is less than 25% owner
08/19/2019: Borrower is 4% owner as evidenced by capital account. Not considered SE.08/15/2019: Audit reviewed Lender's response and has determined the K-1 reflects the borrower has XX.XXX% ownership in business which income was used in qualification.  Condition remains. 08/01/2019: Audit reviewed the Lender Rebuttal, and has determined that the Borrowers percentage of profit & loss is > 30%.  Percentage of capital provided does not determine percentage of ownership. Condition remains.07/17/2019: Audit reviewed Lenders response, however; Borrower owns XX.XXXXXX% of business based on the profit and loss on XXXX K1. Exception remains.
												FICO is higher than guideline minimum UW Guides require FICO of 700 loan qualified with FICO of 745 Years Self Employed Borrower has 8.17 years Self Employed No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months credit report verifies 23 months payment history with no late payments reported.				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301197162	04671deb-5599-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU Score 2.6.		07/01/2019: The AVM report value of $XXXXXX to appraisal value of $XXXXXXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable.	FICO is higher than guideline minimum UW Guides require FICO of 700 loan qualified with FICO of 745 Years Self Employed Borrower has 8.17 years Self Employed No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months credit report verifies 23 months payment history with no late payments reported.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301337794	137943e3-1384-4f68-83b9-3e85c8a93fda	3227		QM/Agency Safe Harbor		Compliance		Missing Closing Disclosure / CD Not in File	Missing Closing Disclosure.	10/3 XX Please find the attached CDs from XX/XX and XX/XX .. no CD was generated on XX/XX. Attached is a screenshot that no CD generated on XX/XX only XX/XX please clear thank youXX 10/1 please see attached final cd's for XXXXXXXXXX and XXXXXXXXXX and the trid history showing that the XX/XX Initial cd was received by the borrowers. These document were originally uploaded, please rescind. thank you10/01/2019: please see attached which was included in original upload, pls rescind
10/04/2019: Lender provided missing CD for XX/XX/XXXX and provided document tracker verifying no CD on XX/XX/XXXX was sent to borrower. Exception cleared.10/02/2019: Audit reviewed Lender's response and disclosure tracker with final CD signed by borrower; however, the CD dated XX/XX/XXXX and XX/XX/XXXX were not provided.  Please provided CD dated XX/XX/XXXX and XX/XX/XXXX.  Condition remains.10/01/2019: Audit reviewed CD dated XX/XX/XXXX and final CD XX/XX/XXXX, and had determined that the final CD dated XX/XX/XXXX was executed by the owner with interest, MISSING final executed CD by the Borrower. CD dated XX/XX/XXXX is missing evidence of acknowledgement by borrower. Disclosure history (p935-947) in the loan file is not legible, therefore unable to determine initial CD provided was acknowledged. Located an eSign Process Summary on pages 406 and 407 which indicates CD's dated XX/XX/XXXX and XX/XX/XXXX were provided to the borrower, missing said CDs. Condition remains.
												Years Self Employed Borrower has 7 years Self Employed No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 12 months payment history with no late payments reported Years in Primary Residence Borrower has resided in subject for 5 years				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301337794	ef07fba7-2935-4ab9-8bc5-935605873d4c	1739		QM/Agency Safe Harbor		Compliance		Missing Mortgage	Missing Mortgage/Deed of Trust	10/01/2019: please see attached which was included in original upload, pls rescind	10/01/2019: Audit reviewed executed Mortgage, and has determined that the documentation submitted is deemed acceptable. Numerous documents in the original download were blank pages. Condition cleared.	Years Self Employed Borrower has 7 years Self Employed No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 12 months payment history with no late payments reported Years in Primary Residence Borrower has resided in subject for 5 years				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301337794	76382878-f6fa-4b58-a652-00c890320cd7	2136		QM/Agency Safe Harbor		Compliance		Missing Note	Missing Note.	10/01/2019: please see attached which was included in original upload, pls rescind	10/01/2019: Audit reviewed executed Note, and has determined that the documentation submitted is deemed acceptable. Numerous documents in the original download were blank pages. Condition cleared.	Years Self Employed Borrower has 7 years Self Employed No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 12 months payment history with no late payments reported Years in Primary Residence Borrower has resided in subject for 5 years				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301337794	a96925d9-a2e0-e911-abc7-f4e9d4a75a52	1432		QM/Agency Safe Harbor		Credit		Appraisal is stale dated without recertification in file	Missing a recertification of value.	10/02/2019: Please rescind. The appraisal is dated within 4 months of our closing date .	10/02/2019: Audit concurs with the Lender Rebuttal, and has determined that XXXX requires Appraisal updates if report is more than four months old on the date of the note and mortgage. Appraisal date is less than four months old, therefore not required to be updated. Condition rescinded.	Years Self Employed Borrower has 7 years Self Employed No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 12 months payment history with no late payments reported Years in Primary Residence Borrower has resided in subject for 5 years				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301337794	94d77a70-a8e0-e911-abc7-f4e9d4a75a52	2573		QM/Agency Safe Harbor		Credit		Excessive AUS submissions	AUS submissions totals 37, unable to determine if layered risk without the supporting documents.	10/15/2019: Please rescind. The selling guide does not require an LOX in instances of excessive DU runs. The selling guide and DU just recommend that the file is reviewed carefully. With all of the supporting documentation on file we do not feel that there would have been data manipulation in this case.10/02/2019: Please see attached final AUS run. Excessive AUS runs would not be a reason that a loan would be unsalable. Please clear.
10/15/2019: Audit reviewed the Lender Rebuttal, and has determined that the documentation within the loan file supports and verifies the AUS loan  requirements. Condition cleared.  10/02/2019: Audit reviewed the Lender Rebuttal, and has determined that a "hard" copy Letter of Explanation with regards to excessive AUS submissions (via Lender attestation) is required to be obtain in the loan file for future outside audits.  XXXX indicates this as a potential red flag which may be the result of data manipulation.  The DU reflects a potential red flag and recommends a review of the loan application to ensure accuracy. Condition remains.
												Years Self Employed Borrower has 7 years Self Employed No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 12 months payment history with no late payments reported Years in Primary Residence Borrower has resided in subject for 5 years				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301337794	2dc57b9c-a2e0-e911-abc7-f4e9d4a75a52	1375		QM/Agency Safe Harbor		Credit		Missing 1008 or Underwriter Approval	Missing final approval or 1008 in file.	10/01/2019: Please see attached.	10/01/2019: Audit reviewed final 1008, and has determined that documentation submitted is deemed acceptable. Condition cleared.	Years Self Employed Borrower has 7 years Self Employed No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 12 months payment history with no late payments reported Years in Primary Residence Borrower has resided in subject for 5 years				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301337794	ca2fde44-a3e0-e911-abc7-f4e9d4a75a52	2790		QM/Agency Safe Harbor		Credit		Missing Balance Sheet	Missing balance sheets for both businesses.	10/02/2019: Please rescind. This is a conforming conventional file this would not be required.	10/02/2019: Audit concurs with the Lender Rebuttal, and has determined that the loan program guidelines do not require Balance Sheets. Condition rescinded.	Years Self Employed Borrower has 7 years Self Employed No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 12 months payment history with no late payments reported Years in Primary Residence Borrower has resided in subject for 5 years				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301337794	125c2807-a4e0-e911-abc7-f4e9d4a75a52	57		QM/Agency Safe Harbor		Credit		Missing current mortgage pay history	Missing mortgage history for first and second lien, (second lien is missing XXXXXXXX and XXXXXXXXX history).	10/15/2019: Please see attached. The note for XX. XXXXXX shows that our borrower was not obligated on this mortgage and see entire payment history for XXXXXX XXXX.	10/15/2019: Audit reviewed evidence of Mortgage History, and has determined that documentation submitted is deemed acceptable. Condition cleared.	Years Self Employed Borrower has 7 years Self Employed No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 12 months payment history with no late payments reported Years in Primary Residence Borrower has resided in subject for 5 years				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301337794	662f6f1b-a3e0-e911-abc7-f4e9d4a75a52	2789		QM/Agency Safe Harbor		Credit		Missing Executed Business Returns	Missing executed business returns for both businesses; a partnership and an 1120 SCorp business.	10/17/2019: Please see attached.10/01/2019: Please rescind we have a 4506T on file for this business for XXXX and XXXX. This would be acceptable in place of signed business returns.
10/17/2019: Audit reviewed executed 4506T for Partnership, and has determined that the documentation submitted is deemed acceptable. Condition cleared.  10/15/2019: Audit reviewed 4506T for S-Corp, and has determined that the executed 4506T for Partnership is required. Condition remains. 10/03/2019:  Received executed 4506-T for S-Corp.  Missing 4506-T for partnership.  Condition remains.10/01/2019: Audit reviewed the Lender Rebuttal, and has determined that a 4506T was located for borrower's personal returns. Provide executed 4506T for business returns. Numerous documents in the original download were blank pages. Condition remains.
												Years Self Employed Borrower has 7 years Self Employed No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 12 months payment history with no late payments reported Years in Primary Residence Borrower has resided in subject for 5 years				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301337794	b8c3d503-a3e0-e911-abc7-f4e9d4a75a52	2788		QM/Agency Safe Harbor		Credit		Missing Executed Personal Tax Returns	Personal tax returns in file are not executed by the borrower or the tax preparer.	10/01/2019: Please rescind we have XXXX, XXXX and XXXX transcripts on file.	10/01/2019: Audit re-analyzed the loan file, and has determined that the XXXX-XXXX 1040 Tax Transcripts were provided within in the loan file. The Tax transcript obtained directly from the IRS (prior to Note date) were used in lieu of signed tax returns and are acceptable. Condition rescinded.	Years Self Employed Borrower has 7 years Self Employed No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 12 months payment history with no late payments reported Years in Primary Residence Borrower has resided in subject for 5 years				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301337794	4c3c87ab-a2e0-e911-abc7-f4e9d4a75a52	910		QM/Agency Safe Harbor		Credit		Missing final application (1003)	Missing final application with demographic information on each borrower.	10/01/2019: Please rescind. Please see page 868.	10/03/2019: Received executed application with completed demographic information. Condition cleared.10/01/2019: Audit reviewed the lender rebuttal, and has determined that said page is blank. Numerous documents in the original download were blank pages. Condition remains.	Years Self Employed Borrower has 7 years Self Employed No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 12 months payment history with no late payments reported Years in Primary Residence Borrower has resided in subject for 5 years				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301337794	554c495b-a3e0-e911-abc7-f4e9d4a75a52	2791		QM/Agency Safe Harbor		Credit		Missing YTD Profit & Loss	Missing YTD Profit & Loss statements for both businesses.	10/02/2019: Please rescind. This is a conforming conventional file this would not be required.	10/02/2019: Audit concurs with the Lender Rebuttal, and has determined that the loan program guidelines do not require Profit and Loss statements, it is at the lenders discretion to obtain if they choose to, in order to support stability or continuance of borrower's income. Condition rescinded.	Years Self Employed Borrower has 7 years Self Employed No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 12 months payment history with no late payments reported Years in Primary Residence Borrower has resided in subject for 5 years				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301220183	6eba69b7-61a2-e911-bdd2-f4e9d4a75ba2	906		QM/Non-HPML		Credit		Missing hazard insurance declaration	The effective date of the hazard policy is dated XX/XX/XXXX which is after the Note Date.		08/12/2019: Hazard Insurance effective date is after consummation date. Any liability or issue that may potentially exist would fall on the original creditor and not necessarily fall on an assignee, as insurance coverage is in fact in place on the transaction, and provided that the coverage is sufficient. Loan will be rated a B. Finding deemed non-material, loan will be graded a B for all agencies.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.46% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 758 Years in Field Borrower has 25 years in Field				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301314035	087beee9-f5e9-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	Guidelines require a VVOE within 10 business days prior to the note date. The VVOE for both borrowers are > 10 days < 30 days.		10/08/2019: Variance to DU feedback/guideline approved for lender by GSE	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 798. DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.45%. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 21 months reserves.				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301286171	667b7d89-cdb7-e911-abc7-f4e9d4a75a52	840		QM/Agency Safe Harbor		Credit		Failure to Obtain Hazard Insurance Declaration	A hazard insurance declaration for the subject property was not provided. Hazard insurance declaration in file reflects the wrong property address.	TH 8/19/19: Please see attached insurance policy with the correct address.	08/20/2019: Lender provided corrected Hazard Insurance Declaration. Exception cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 50%, loan qualified with DTI of 28.37%. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 783. LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 53.63%.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301275132	11b0384c-e4bd-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment
The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided for Business C and D on Schedule E Part II of XXXX tax return.
										8/15/19 XX Please clear this based on the attached VOB.	08/19/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shots verifying the business and date business was verified by underwriter for both Business C and D on Schedule E Part II of XXXX tax return. Exception cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.64% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 769 Reserves are higher than guideline minimum UW Guides require 2 months reserves, loan qualified with 15.50 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301275132	0c16a58d-e4bd-e911-abc7-f4e9d4a75a52	840		QM/Non-HPML		Credit		Failure to Obtain Hazard Insurance Declaration	Hazard insurance effective date is 15 days after consummation date.		8.13.19: Hazard Insurance effective date is after consummation date. Any liability or issue that may potentially exist would fall on the original creditor and not necessarily fall on an assignee, as insurance coverage is in fact in place on the transaction, and provided that the coverage is sufficient. Loan will be rated a B.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.64% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 769 Reserves are higher than guideline minimum UW Guides require 2 months reserves, loan qualified with 15.50 months reserves				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301275132	769c386a-e5bd-e911-abc7-f4e9d4a75a52	992		QM/Non-HPML		Credit		Invalid AUS	The AUS (DU) in file is incomplete. Missing complete Summary of Findings and Mortgage Information Sections. Additional conditions may apply.	8/15/19 XX Please clear this based on the attached complete AUS.	08/19/2019: Audit reviewed the complete AUS the Lender provided and deemed acceptable, condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.64% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 769 Reserves are higher than guideline minimum UW Guides require 2 months reserves, loan qualified with 15.50 months reserves				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301275132	18ad50c3-e4bd-e911-abc7-f4e9d4a75a52	2791		QM/Non-HPML		Credit		Missing YTD Profit & Loss	Missing YTD P&L Statement for Business C on Schedule E Part II of XXXX tax return. Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.	8/15/19 XX Please rescind this condition as the attached P&L and Balance sheet was in the original upload.	08/19/2019: Audit re-analyzed the loan file, and has determined that said documents were located on pages 165 and 166 within the original loan file. Condition rescinded.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.64% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 769 Reserves are higher than guideline minimum UW Guides require 2 months reserves, loan qualified with 15.50 months reserves				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301275132	fedd1c12-e6bd-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA Report was not provided. CU Risk Score 2.6.		08/15/2019: A CDA provided reflecting a value of $XXXXXX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.64% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 769 Reserves are higher than guideline minimum UW Guides require 2 months reserves, loan qualified with 15.50 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301230068	d509a5d9-1127-47e9-b5bd-8dff1e7c6e11	3169		QM/Non-HPML		Compliance		Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Missing Initial CD. Borrower did not receive initial CD 3 days prior to consummation or did not acknowledge receipt of initial CD 3 days prior to consummation (Mailbox Rule)	08/09/2019: please see attached	08/12/2019: Lender provided initial CD which is dated greater than 7 days prior to consummation. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 5.10 months reserves Years on Job Borrower has 17 years on job DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.50%				3	1	C	A	C	A	D	A	C	A	C	A	Cleared
301230068	9c9f644e-9100-4b48-8ea3-c1087afbe0d8	3329		QM/Non-HPML		Compliance		Missing seller’s Closing Disclosure	Missing Seller CD	08/13/2019: please see attached	08/14/2019: Lender provided the Seller CD listing the seller fees. Exception cleared. 07/23/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 5.10 months reserves Years on Job Borrower has 17 years on job DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.50%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301230068	0d7d3b68-e0c1-e911-abc7-f4e9d4a75a52	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	Tax transcripts not provided as required by DU.		08/20/2019: Audit reviewed the XXXX/XXXX Tax Transcripts, and has determined that AUS item #18 was validated by said documentation submitted. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 5.10 months reserves Years on Job Borrower has 17 years on job DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.50%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301259934	97945a8f-77cd-4661-b693-bce13c2cd8f9	3169		QM/Non-HPML		Compliance		Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is dated missing and the date of consummation is XX/XX/XXXX. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met. No cure.		Audit reviewed initial CD, as well as electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.	Years in Primary Residence Borrower was in primary residence 15 years. FICO is higher than guideline minimum UW guidelines requires FICO of 790 , loan qualifies with FICO of 790 No Mortgage Lates UW guidelines requries 0x30 within the most recent 24 months , loan qualified with 0x30 lates with the most recent 88 months reveiwed.				3	1	C	A	C	A	D	A	C	A	C	A	Cleared
301259934	4fbcadc6-0fbb-e911-abc7-f4e9d4a75a52	822		QM/Non-HPML		Credit		Assets are not sourced/seasoned	The statement for account on final application reflects a deposit of $XXXXXX.XX on XX/XX/XXXX. There is no evidence in the file documenting the source of the deposit.		08/16/2019: Audit reviewed Lenders response, Lender provided the Final Settlement statement from the refinance of the rental property. Condition cleared.	Years in Primary Residence Borrower was in primary residence 15 years. FICO is higher than guideline minimum UW guidelines requires FICO of 790 , loan qualifies with FICO of 790 No Mortgage Lates UW guidelines requries 0x30 within the most recent 24 months , loan qualified with 0x30 lates with the most recent 88 months reveiwed.				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301259934	1b9f11f0-0dbb-e911-abc7-f4e9d4a75a52	1		QM/Non-HPML		Credit		General Credit Exception	Please provide the final executed closing disclosure for the refinance of the rental property listed on the XXXX sch e. Additional conditions may apply.		08/16/2019: Audit reviewed Lenders response, Lender provided the Final Settlement statement from the refinance of the rental property. Condition cleared.	Years in Primary Residence Borrower was in primary residence 15 years. FICO is higher than guideline minimum UW guidelines requires FICO of 790 , loan qualifies with FICO of 790 No Mortgage Lates UW guidelines requries 0x30 within the most recent 24 months , loan qualified with 0x30 lates with the most recent 88 months reveiwed.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301259934	4d202216-0dbb-e911-abc7-f4e9d4a75a52	29		QM/Non-HPML		Credit		Insufficient asset documentation in file - assets do not cover closing costs	Verified assets of $XXXXX.XX less cash to close $XXXXXX.XX results in $XXXXXX.XX shortage of funds to close. Additional conditions may apply.		08/16/2019: Audit reviewed Lenders response, Lender provided the Final Settlement statement from the refinance of the rental property. Condition cleared.	Years in Primary Residence Borrower was in primary residence 15 years. FICO is higher than guideline minimum UW guidelines requires FICO of 790 , loan qualifies with FICO of 790 No Mortgage Lates UW guidelines requries 0x30 within the most recent 24 months , loan qualified with 0x30 lates with the most recent 88 months reveiwed.				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301259934	4c3c3783-0ebb-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	The CDA report is missing . CU score		08/14/2019: A CDA report reflecting a value $XXXXXXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.	Years in Primary Residence Borrower was in primary residence 15 years. FICO is higher than guideline minimum UW guidelines requires FICO of 790 , loan qualifies with FICO of 790 No Mortgage Lates UW guidelines requries 0x30 within the most recent 24 months , loan qualified with 0x30 lates with the most recent 88 months reveiwed.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301260125	1934fb80-d44a-4207-8435-88329df1697d	2852		QM/Non-HPML		Compliance		Points and Fees exceed Qualified Mortgage threshold	QM Points and Fees exceed threshold. $XXXXX.XX > $XXXXX.XX, the maximum Points and Fees permitted under QM, by $XXX.XX.	8/16/2019: Please rescind condition as attached QM result that includes the needed information was included in the loan pkg.	08/19/2019: Audit reviewed lender's rebuttal and original loan file. Evidence of PAR rate located on page 355. Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition rescinded.					1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301286164	0b93056c-82b4-e911-abc7-f4e9d4a75a52	701		QM/Agency Safe Harbor		Credit		Failure to obtain Employment Verification	An employment verification dated within 10 days of the note date as required by lender's guidelines was not provided for borrower.		08/07/2019: Variance to DU feedback/guideline approved for lender by GSE. Loan will be graded a B. Condition cleared.08/01/2019: Variance to DU feedback/guideline approved for lender by GSE.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 797 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 12.50 months reserves Full Documentation Full documentation loan				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301286164	20e5553f-5cb4-e911-abc7-f4e9d4a75a52	992		QM/Agency Safe Harbor		Credit		Invalid AUS	The Lender's Guidelines/Agency Guidelines require loan data to be resubmitted to DU if the data changes from the time the AUS was last run. The most recent AUS in file reflects Loan amount of $XXXXXXX, DTI 43.36% and LTV/CLTV 65%. Loan closed with loan amount of $XXXXXX DTI 44.48% LTV/CLTV 67.18		08/07/2019: Lender provided a more recent AUS that reflect the correct loan amount, DTI and LTV. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 797 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 12.50 months reserves Full Documentation Full documentation loan				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301286164	e462d4bc-5db4-e911-abc7-f4e9d4a75a52	2		QM/Agency Safe Harbor		Credit		LTV exceeds guidelines	Lender guidelines requires a maximum LTV of 65% however the current LTV of the subject is 67.18%. The loan amount increased from $XXXXXX to $XXXXXXX, guidelines only allow increase amount of $500 or 1% of loan amount whichever is less.		08/07/2019: Lender provided a more recent AUS that reflect the correct loan amount, DTI and LTV. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 797 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 12.50 months reserves Full Documentation Full documentation loan				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301286164	c6fce5ac-5cb4-e911-abc7-f4e9d4a75a52	724		QM/Agency Safe Harbor		Credit		Missing Documentation	Missing Executed Home Equity Line of Credit (HELOC) closure letter reflecting HELOC was frozen and closed was not provided in the file. Unexecuted copy in file.		08/07/2019: Audit reviewed Lender response, Lender provided Executed Home Equity Line of Credit (HELOC) closure letter. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 797 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 12.50 months reserves Full Documentation Full documentation loan				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301234978	1dcd79c7-49e5-e911-abc7-f4e9d4a75a52	2174		QM/Non-HPML		Compliance		Missing Rate Lock Agreement	Missing evidence of original lock date. Compliance testing will need to be reviewed once received.	XX 10/11/2019 – Please see attached. Please see the attached lock confirmation from when the file was locked on XX/XX	10/15/2019: Audit reviewed Lenders response. Exception rescinded.	FICO is higher than guideline minimum UW guides require FICO of 700 loan qualified with FICO of 768 Years Self Employed Borrower has 5.42 years Self Employed No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 24 months of payment history with no late payments reported				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301234978	179ded35-49e5-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided		10/04/2019: Audit reviewed evidence for VOB document source and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	FICO is higher than guideline minimum UW guides require FICO of 700 loan qualified with FICO of 768 Years Self Employed Borrower has 5.42 years Self Employed No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 24 months of payment history with no late payments reported				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301260124	4bbe995f-47bd-e911-abc7-f4e9d4a75a52	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure provided by the Broker.	09/04/2019: please see attached	09/04/2019: Audit review of attestation statement regarding no Affiliated Businesses is deemed acceptable, condition cleared.08/12/19: Finding deemed non-material, loan will be graded a B for all agencies.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 68.95% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 771 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 17.16%				2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301260124	2d597d0d-48bd-e911-abc7-f4e9d4a75a52	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	The CD dated 4 and 5 days prior to consummation date as reflected in the Disclosure History is missing from the loan file. No Cure - Missing document not provided.	09/04/2019: please see attached	09/09/2019: Received interim closing disclosure. Condition cleared.09/04/2019: Audit reviewed submitted CD dated XX/XX/XXXX, and has determined said CD was already located within the loan file. MISSING Closing Disclosure dated XX/XX/XXXX as reflected on the Disclosure History located on page 377. Condition remains.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 68.95% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 771 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 17.16%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301260124	c753c19e-47bd-e911-abc7-f4e9d4a75a52	3228		QM/Non-HPML		Compliance		Missing Loan Estimate / LE Not in File	The LE dated within 3 days of original rate lock is missing from the loan file. No Cure - Missing document not provided.	09/04/2019: please see attached	09/04/2019: Audit re-analyzed all the LEs/CDs, and has determined that a CD was provided within 3 days of the COC for lock date. Condition rescinded.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 68.95% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 771 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 17.16%				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301260124	b45615e9-46bd-e911-abc7-f4e9d4a75a52	1457		QM/Non-HPML		Credit		Failure to Obtain a Fully Completed Loan Application	The final loan application (1003) is missing Yrs. employed in this line of work/profession for each borrowers current employment.	8/15/19: Please rescind. This would not be required as this would be verified with the borrower's most recent two year employment history.	08/19/2019: Audit has received updated guidance from Client and had determined that all critical elements required are completed. All other fields with missing information have been sourced from other file documents. Condition cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 68.95% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 771 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 17.16%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301260124	1ac4604f-48bd-e911-abc7-f4e9d4a75a52	75		QM/Non-HPML		Property		315 - Property condition or damage	A CDA Report was not provided. CU Risk Score 3.		08/14/2019: A CDA report reflecting a value $XXXXXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 68.95% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 771 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 17.16%				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301259722	5c4f72b2-12a3-4809-a571-5a48bb8a22df	3254		QM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The State license ID of the Sellers Real Estate broker is missing. Provide re-disclosed CD and letter of explanation.		7.30.19: Non-material per SFIG guidance, loan will be graded a B for all agencies.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 19.40 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.05% Disposable Income is higher than guideline minimum UW Guides require $X in disposable income, loan qualified with $XXXX.XX in disposable income				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301259722	d052202a-90f0-4031-b1b9-71d65898dcc8	3329		QM/Non-HPML		Compliance		Missing seller’s Closing Disclosure	It could not be confirmed that the Borrower's Final CD disclosed any and all applicable Seller Paid fees, as the loan file did not contain any alternative documentation verifying the Seller Paid fees that may or may not have been applied to the transaction. Please provide a Final Seller CD or Final ALTA Settlement Statement that will show evidence of any and all applicable Seller Paid fees applied to the transaction; in order for compliance testing to be completed.		08/01/2019: Lender provided seller CD. Exception cleared.07/31/2019: Audit reviewed Lender's response, Lender provided the Seller's CD verifying the Seller paid expenses. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 19.40 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.05% Disposable Income is higher than guideline minimum UW Guides require $X in disposable income, loan qualified with $XXXX.XX in disposable income				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301259722	be1b63b1-d6b2-e911-abc7-f4e9d4a75a52	992		QM/Non-HPML		Credit		Invalid AUS	The AUS (DU) in file is incomplete. The Summary of Findings Section (page 1) is incomplete.	8/1/19 XX: Please rescind and see attached	08/02/2019: Lender provided AUS. Exception cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 19.40 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.05% Disposable Income is higher than guideline minimum UW Guides require $X in disposable income, loan qualified with $XXXX.XX in disposable income				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301259722	8e4ddc87-d6b2-e911-abc7-f4e9d4a75a52	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	XXXX Tax Transcripts not provided as required by client. XXXX tax transcripts in file.	8/1/19 XX: Please rescind. We are only using base income to qualify so transcripts are not required in this instance	08/02/2019: Audit reviewed Lender's response and updated guidance and has determined the AUS does not require Tax Transcripts. Exception cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 19.40 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.05% Disposable Income is higher than guideline minimum UW Guides require $X in disposable income, loan qualified with $XXXX.XX in disposable income				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301259722	3125b1e9-d7b2-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU Risk Score 2.7.		07/31/2019: A CDA provided reflecting a value of $XXXXXX.XX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 19.40 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.05% Disposable Income is higher than guideline minimum UW Guides require $X in disposable income, loan qualified with $XXXX.XX in disposable income				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301267915	c9103648-aeb7-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided.	08/06/2019: AVM	08/07/2019: The AVM report value of $XXXXXX.XX, to appraisal value of $XXXXXX.XX, has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Exception cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301255502	8f30a1a8-29bd-e911-abc7-f4e9d4a75a52	1457		QM/Non-HPML		Credit		Failure to Obtain a Fully Completed Loan Application	The final loan application (1003) is missing Yrs. employed in this line of work/profession with borrowers employer.		08/16/2019: Audit has received updated guidance from Client, and had determined that all critical elements required are completed. All other fields with missing information have been sourced from other file documents. Condition cleared.	Years on Job Borrower has 11.42 years with employer DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.00% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 733				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301287028	adbbea78-acd8-e911-abc7-f4e9d4a75a52	1685		QM/Non-HPML		Credit		Evidence of Required Equity for Other Financed Properties	The Lenders' guidelines require evidence of 25% equity in departing residence converted to rental and copy of the security deposit. Documentation of equity and copy of security deposit not captured. Additional conditions may apply.	09/19/2019: Please see attached updated AUS, 1003 and 1008 removing the rental income. Documentation would not be required anymore.	09/19/2019: Audit reviewed updated documents with rents removed, and has determined that said documents submitted are deemed acceptable. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 756 Years Self Employed Borrower has 9 years Self Employed DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.80%				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301287028	4d368823-80d9-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided for Borrower's self employed business.	09/19/2019: Please see attached.	09/19/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 756 Years Self Employed Borrower has 9 years Self Employed DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.80%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301287028	14d55e09-aed8-e911-abc7-f4e9d4a75a52	830		QM/Non-HPML		Credit		Failure to Obtain Housing History	Guidelines require satisfactory housing payment history for 12 months. Payment history not provided for XXXX, XXXXX, XXXXXX XXXX. Updated VOM required to verify complete 12 mos.	09/19/2019: Please rescind. Page 382 verifies the XXXX and XXXX payments. August would not be required as the application date was in June.	09/19/2019: Audit re-analyzed the VOM, and has determined that sufficient evidence was provided located on pages 381-382 to verify adequate mortgage history. Condition rescinded.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 756 Years Self Employed Borrower has 9 years Self Employed DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.80%				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301242360	3adc5db0-c6d7-418a-8300-dbfd388445bd	3254		QM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The State/Contact St license ID of the Settlement Agent is missing. Provide re-disclosed CD and letter of explanation		08/06/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.59% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 67.90 months reserves. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualifies with FICO of 775.				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301242360	b16d10d2-95b8-e911-abc7-f4e9d4a75a52	701		QM/Non-HPML		Credit		Failure to obtain Employment Verification	An employment verification dated within 10 days of the note date as required by lender's guidelines was not provided for both borrowers'.		08/06/2019: Variance to DU feedback/guideline approved for lender by GSE.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.59% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 67.90 months reserves. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualifies with FICO of 775.				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301280721	dd432718-29be-e911-abc7-f4e9d4a75a52	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	Tax Transcripts not provided as required by DU.		08/21/2019: Audit reviewed the XXXX Tax Transcripts, and has determined that AUS item #18 was validated by said documentation submitted. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 736 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 60 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.89%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301316435	c347b64f-94d5-e911-abc7-f4e9d4a75a52	724		QM/Agency Safe Harbor		Credit		Missing Documentation	Missing signed request to close line of credit upon payoff for 2nd lien on subject.	9/24/19 XX Please clear this based on the attached close out letter.	09/25/2019: Lender provided Authorization to close out line of credit. Condition cleared.	Years in Primary Residence Borrower has resided in subject for 15 years No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months;VOM verifies 24 months payment history with no late payments reported Years Self Employed Borrower has 16.67 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301297718	b6436844-5eeb-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	Guidelines require a VVOE within 10 business days prior to the note date. The VVOE is > 10 days, but < 30 days prior to note date		10/10/2019: Variance to DU feedback/guideline approved for lender by GSE. Exception will be graded a B for all agencies	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 15.40 months reserves Years in Field Borrower has 20 years in field FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 721				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301297718	92cf7add-e5ea-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU score is 4.3.		10/11/2019: The AVM report value of $XXXXXX to appraisal value of $XXXXXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 15.40 months reserves Years in Field Borrower has 20 years in field FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 721				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301316347	aeeb875e-3ce5-e911-abc7-f4e9d4a75a52	1195		QM/Non-HPML		Credit		Missing Condo Questionnaire	Missing Condo Questionnaire and/or project approval.	10/04/2019: See attached. This was addressed by our condo review team	10/04/2019: Audit reviewed the Lender screen shot with regards to Project Review, and has determined that said document is acceptable to confirm project it is warrantable under XXXX guides per lender statement. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 779 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 18.60 months reserves Years in Field Borrower has 14 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301316347	2a927a64-3be5-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in file. CU Risk Score is 2.6		10/04/2019: A CDA report reflecting a value $XXXXXXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 779 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 18.60 months reserves Years in Field Borrower has 14 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301247876	0cc295f6-f6b2-e911-abc7-f4e9d4a75a52	724		QM/Non-HPML		Credit		Missing Documentation	Missing appraisal supporting 25% equity in the existing primary residence or relocation at least 100 miles from current primary as required by guidelines	8/1/19 XX: Please rescind. Per the loan integrity report in the file, the departing primary was purchased by our borrower for $XXXXXXX. Compared to the outstanding balance on that mortgage of $XXXXXXX, the borrower meets the 25% equity requirement	08/02/2019: Audit reviewed the Lender response and located the loan integrity report on page 662 in the original loan file. The departing primary residence was purchased by the Borrower for $XXXXXX; the borrower meets 25% of the equity requirement, condition rescinded	FICO is higher than guideline minimum Loan qualified with a 773 Fico Full Documentation Full documentaion loan Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 17.7months reserves				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301247876	b7c7fcb9-f6b2-e911-abc7-f4e9d4a75a52	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	2 years Tax Transcripts not provided as required by client. Only 1 year in file	8/1/19 XX: Please rescind. We are only using primary conversion and base income to qualify so tax transcripts would not be required	08/02/2019: Received updated guidance from Client. Tax transcripts are not required if not utilized in AUS findings. Condition Cleared.	FICO is higher than guideline minimum Loan qualified with a 773 Fico Full Documentation Full documentaion loan Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 17.7months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301293636	644d9521-519d-43d1-8628-2afc8187f86a	3169		QM/Non-HPML		Compliance		Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Missing initial Closing Disclosure.	09-12-19 XX Please see attachment	09-13-2019: Lender provided the initial CD dated 3 prior to consummation along with the Disclosure Tracking Document, condition cleared.					3	1	C	A	C	A	D	A	C	A	C	A	Cleared
301268398	bcff3168-d6ad-4a95-a9c9-465f719a9003	1672		QM/Non-HPML		Compliance		Missing Initial Escrow Account Disclosure	Missing Initial Escrow Account Disclosure	08/22/2019: Please see attachment	08/22/2019: Audit reviewed Initial Escrow Account Disclosure, and has determined that documentation submitted is deemed acceptable. Condition cleared.	Years in Field Borrower has 11.75 years in Field FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 783 Years on Job Borrower has 7 years on job				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301268398	33dac48c-43bd-e911-abc7-f4e9d4a75a52	724		QM/Non-HPML		Credit		Missing Documentation	Missing VOB from the file.	8/16/19 XX: Please rescind. There is no positive self employment income being used in the file so a VOB would not be required	08/21/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared. 08/19/2019: Audit reviewed Lender's response and has determined the borrower's only income is from self-employment income and the VOB is in the loan file for XXXXXXXXXXXXXXXX; however, the internal screen shot verifying the date business was verified by underwriter was not provided. Condition remains.	Years in Field Borrower has 11.75 years in Field FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 783 Years on Job Borrower has 7 years on job				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301268398	590cd7ce-39bd-e911-abc7-f4e9d4a75a52	1502		QM/Non-HPML		Credit		Missing HUD-1 From Sale of Previous Property	Final Hud-1 from departing residence on the final application evidencing liens paid and netting sufficient cash to close and or reserves was not provided. Estimated, copy in file. Additional conditions may apply.		08/27/2019: Audit reviewed Lender's response, Lender provided the final Sellers CD from the departing residence. Condition cleared.	Years in Field Borrower has 11.75 years in Field FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 783 Years on Job Borrower has 7 years on job				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301298704	d7aaa58a-bfd3-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided	09/12/2019: Please see attached	09/12/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 1.60 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 757 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 32 months payment history with no late payments reported				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301298704	dc0bab58-45d3-e911-abc7-f4e9d4a75a52	1181		QM/Non-HPML		Credit		Failure to obtain a sales contract that is signed by all parties with ownership interest	The purchase contract does not have the Co-borrowers signature throughout the document but has another name not associated with the loan with no amendments to remove the other party.
9/13/19 XX: Please rescind and see attached from XXXX. The original co-buyer is irrelevant to the loan profile since they are not a borrower on our loan. Their debt/income is not being used in qualifying the loan. The only income for the loan is coming from the borrower who fully executed the entire purchase agreement. The co-borrower on the loan is not adding any income to the loan, only debt.9/12 XX: Please rescind and see attached addendum forms that were in the submission package. It is clear the co-borrower fully executed the purchase contract. 09/12/2019: Please rescind. The borrower signed each section of the PA. There is no guideline that states both borrowers need to fully execute the contract

09/17/2019: Audit consulted Compliance, and has determined that the file contains a valid purchase contract, the borrower agreed to be bound by the terms of the financial contract (purchase agreement) by signing and agreeing to said terms and by procuring financing to acquire the property. Condition rescinded.  09/16/2019: Audit reviewed Lenders response, however; the ORIGINAL Co-borrower (Initials XX) must be removed from the contract by provided a signed addendum by all parties (Original Co-borrower (Initials XX) does not have Vested Interest per Mortgage). Exception remains.09/13/2019: Audit reviewed Lenders response, however; Please provide addendum signed by all parties removing the original co-buyer. Exception remains.09/12/2019: Audit reviewed the Lender Rebuttal, and has determined that a written contract can only be modified, including removing one of the buyers, by a written addendum which is signed by all parties to the contract. Buyer, Co-buyer and sellers would all have to agree to remove a buyer and sign the addendum to void contractually obligations to the deal, or any refunds (EMD) that may be required to Co-buyer. Condition remains.
												Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 1.60 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 757 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 32 months payment history with no late payments reported				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301293995	c49fabf3-79d8-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA Report was not provided in file.		09/18/2019: A CDA report reflecting a value $XXXXXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301291483	281b6691-f836-4c3c-ad8c-97088a0710fb	3169		QM/Non-HPML		Compliance		Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Missing Initial Closing Disclosure.	09/20/2019: please see attached	09/20/2019: Audit reviewed initial CD, and has determined that said document was provided at least 6 days prior to consummation. Condition cleared.	No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 42 months payment history with no late payments reporte FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 744 Years on Job Co-borrower has 19 years on the job				3	1	C	A	C	A	D	A	C	A	C	A	Cleared
301291483	37310ffb-02d4-e911-abc7-f4e9d4a75a52	1436		QM/Non-HPML		Credit		Assets Verified Were Not Sufficient to Close	Insufficient assets to close, equity funds were not provided or verified.	XX 9/11/19: Please see attached final closing disclosure showing sufficient assets for the borrower.	09/12/2019: Audit reviewed the final closing disclosure for cash out refinance of Borrower #3 and Borrower #4 rental property. Audit determined Borrowers had sufficient funds to close. Condition cleared.	No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 42 months payment history with no late payments reporte FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 744 Years on Job Co-borrower has 19 years on the job				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301291483	ecd08332-03d4-e911-abc7-f4e9d4a75a52	390		QM/Non-HPML		Credit		Property Type unacceptable under guidelines	Property is zoned Agricultural with a minimum of 8000 square feet and has over 19 acres.	XX 9/11/19: Please rescind. XXXXXXXXXX guidance states that as long as the property does not appear to be operating as a working farm this would be acceptable. As long as the property is under 20 Acres, there is less than $XXXXXX reporting on schedule F of the borrower's personal returns and the property appears to be residential in nature then this would be acceptable.	09/12/2019: Lender re-analyzed the loan file and determined the property is residential in nature, condition cleared.	No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 42 months payment history with no late payments reporte FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 744 Years on Job Co-borrower has 19 years on the job				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301291483	3647c120-03d4-e911-abc7-f4e9d4a75a52	848		QM/Non-HPML		Credit		Sales Contract is Not Signed by all Parties With Ownership Interest	Missing Borrower #4 on the Sales Contract.	09/26/2019: Please rescind. The guideline you are referring to only applies when the lender is selling the loan. We would not require all people on title to sign the purchase agreement as long as one party on title agrees so we would also not require all parties on the loan to agree to this as long as the borrower agrees to our mortgage at closing then they have agreed to the transaction.XX 9/11/19: Please rescind. This is not a guideline and we have three of the parties on the buyers side that completed the purchase agreement.
09/26/2019:  Audit reviewed the Lender Rebuttal, and has determined that while it is best practice to have all parties sign the contract in order to be valid and enforceable, the transaction was validated by all parties via the executed Final CD.  XXXX glossary of terms requires that a Sales Contract must be in writing, contain the full names of the buyer(s) and seller(s), identify the property address or legal description, identify the sales price, and include signatures by the parties. Loan will be rated a B.  09/12/2019:  Audit reviewed the Lender response.  XXXX requires all parties (buyer, seller, and servicer) must provide their written agreement. The Sales Contract is missing Borrower #4 signature on the sales contract.  Condition remains.
												No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 42 months payment history with no late payments reporte FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 744 Years on Job Co-borrower has 19 years on the job				3	2	C	B	C	B	C	B	C	B	C	B	Acknowledged
301291483	65175bce-03d4-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	Missing a CDA report		09/12/2019: A CDA report reflecting a value $XXXXXXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.	No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 42 months payment history with no late payments reporte FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 744 Years on Job Co-borrower has 19 years on the job				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301275131	c9fb2430-36bd-e911-abc7-f4e9d4a75a52	1688		QM/Non-HPML		Credit		Missing Evidence of Taxes and Insurance	Evidence of taxes and insurance for property #1 and #2 on the final application not provided.	8/19/19 XX: Please rescind. Both of these properties have escrow breakdowns in the file that show the taxes and HOI are included in the mortgage payment	08/20/2019: Audit reviewed Lenders response. Exception rescinded.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 774 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.62% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 11.10 months reserves				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301296905	31210f36-24d3-e911-abc7-f4e9d4a75a52	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	Tax Transcript not provided as required by DU.		09/12/2019: Received updated guidance from Client. Tax transcripts are not required if not utilized in AUS findings. Condition rescinded.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 750 Current Mortgage Payment is lower than previous payment Refinance reduces payment by $XXX Years in Field Borrower has 11 years in Field				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301296905	4d8dedbb-24d3-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA Report was not provided. CU Risk Score 3.3.		09/12/2019: A CDA report reflecting a value $XXXXXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 750 Current Mortgage Payment is lower than previous payment Refinance reduces payment by $XXX Years in Field Borrower has 11 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301259922	8db1d631-aeb8-e911-abc7-f4e9d4a75a52	21		QM/Non-HPML		Credit		Failure to Obtain Final Application (1003)	The F1003 reflects the borrower as a US Citizen but the loan file contains a Permanent Resident Card. Provide a corrected F1003.		08/06/2019: Missing information sourced from other file documents. Loan will be graded a B	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 19.93% CLTV is lower than guideline maximum UW Guides maximum CLTV of 90.00%, loan qualified with CLTV of 73.31% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 1.80 months reserves				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301259931	7d12a86e-eae9-e911-abc7-f4e9d4a75a52	2777		QM/Non-HPML		Credit		Failure to Obtain Second Lien Note - When the 2nd Lien is Not the Subject	Second lien Note not provided.	10/14 XX: Attached	10/17/2019: Audit review of the signed and dated Second lien Note is deemed acceptable, condition cleared.	Years in Field Borrower has 10 years in Field DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.00% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 755				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301282398	0e60f319-27c7-4e66-8a08-b05bf15b808b	1672		QM/Non-HPML		Compliance		Missing Initial Escrow Account Disclosure	The Initial Escrow Disclosure is missing. Finding deemed non-material, loan will be graded a B for all agencies.	8/13 RF please see attached signed escrow disclosure, please clear	08/16/2019: Audit reviewed the Initial Escrow Account Disclosure, and has determined that the documentation submitted is deemed acceptable. Condition cleared. 08/14/2019: Lender said to see attached signed escrow disclosure - there was no attachment. Exception remains.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.29%. FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 804. Years on Job Borrower has 7.7 years on job.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301282398	e4deb7aa-03bb-e911-abc7-f4e9d4a75a52	701		QM/Non-HPML		Credit		Failure to obtain Employment Verification	An employment verification dated within 10 days of the note date as required by lender's guidelines was not provided for both borrowers'. VOE's in file were dated more than 10 days but less than 30 days from note date. Finding deemed non-material, loan will be graded a B for all agencies. 08/09/2019: Variance to DU feedback/guideline approved for lender by GSE.		08/16/2019: Audit reviewed VVOE, and has determined that the borrower VOE obtained within 30 days of Consummation date vs 10 days per DU is deemed acceptable. Loan will be rated a B.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.29%. FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 804. Years on Job Borrower has 7.7 years on job.				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301267911	778fb99d-e2bd-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment
The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance for Partnership Business A listed on Schedule E of the XXXX Tax Return. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The employment verification and the item required in the second bullet point was not provided for any of the borrower’s businesses.
										08/21/2019: Income is only being used form XXX XXXXXXXXX LLC, therefore this is the only VOB that would be required. The VOB that was provided with the initial loan delivery docs is dated XX/XX/XXXX which matches the date that the condition was cleared. The condition is not required to be filled out to list the name of the business. Please see the attached VOB approval.8/19/19 XX-Please see the attached VOB approval.	08/21/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.08/19/2019: Lender provided a screen print stating the name and title of Lender employee who obtained the information, however, the screen print did not list any businesses. The borrower has 3 businesses listed on Schedule E: Business A, Business B and Business C. Condition remains.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 56.89% FICO is higher than guideline minimum Overlay require FICO of 680, loan qualified with FICO of 738 Years in Field Borrower has 20 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301267911	d2630c4f-f6bd-e911-abc7-f4e9d4a75a52	1687		QM/Non-HPML		Credit		Missing Evidence of Property Taxes	Evidence of property taxes for subject property not provided. Monthly tax amount of $XXXX.XX is reflected on final AUS/1008, however the tax amount does not correspond with the monthly tax amount of $XXX.XX on the certificate of taxes due. Provide evidence of tax calculation. Additional conditions may apply.	8/16/19 XX - This is a new construction property. Taxes are being calculated using the milliage rate from the tax bill provided (7.74%) and the purchase price of $XXXXXXXX.	08/19/2019: Audit review of the Lender response provided is deemed acceptable, condition cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 56.89% FICO is higher than guideline minimum Overlay require FICO of 680, loan qualified with FICO of 738 Years in Field Borrower has 20 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301267911	09570036-dfbd-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU Score 4.3.		08/14/2019: A CDA report reflecting a value $XXXXXXX.XX, which is a -9.9% variance, was provided. Variance within acceptable tolerance. Condition Cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 56.89% FICO is higher than guideline minimum Overlay require FICO of 680, loan qualified with FICO of 738 Years in Field Borrower has 20 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301260121	0790b4ad-08bd-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment
The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided for both of borrowers businesses reflected on the final loan application (1003).
										8/16/19 XX- Please see the attached VOB approval.	08/21/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared. 08/19/2019: Lender provided the name and title of the Lender's employee who obtained the information, however, there were two businesses and neither business name was located on the internal screen print provided. Unable to determine if one or both businesses were verified. Condition remains.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 792 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 18.10 months reserves Years in Field Borrower has 15 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301289543	566f607a-63da-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	• The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	09/24/2019: Please see attached	09/24/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 2 months reserves, loan qualified with 21.60 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.32% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 783				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301289543	19a8b50d-64da-e911-abc7-f4e9d4a75a52	992		QM/Non-HPML		Credit		Invalid AUS	The Agency Guidelines require loan data to be resubmitted to DU if the data changes from the time the AUS was last run. The most recent AUS in file reflect LTV of 49% and the CLTV of 66%. The loan amount increase from $XXXXXX to $XXXXXX which is over the lesser of $500 or 1%.	09/24/2019: Please see attached	09/24/2019: Audit reviewed updated AUS, and has determined that the documentation submitted is deemed acceptable. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 2 months reserves, loan qualified with 21.60 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.32% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 783				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301286138	88f76789-5bc5-454b-ba25-04b1c62a2ad8	3217		QM/Agency Safe Harbor		Compliance		CD Document does not match actual calculated values for Estimated Escrow	Added 08/26/2019: Received evidence of insurance. The final Closing Disclosure does not match actual calculated values for Estimated Escrow in the Projected Payments section. The borrower is escrowing for taxes/insurance and the calculated escrow payment should be SXXXX.XX. Provide corrected CD and letter of explanation.	08/28/2019: Please see attached, pls clear	08/28/2019: Audit review of the Post Closing CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes that were provided are deemed acceptable. Loan will be rated a 'B'.	Reserves are higher than guideline minimum UW guidelines requires 0 months reserves, loan qualifies with 11.30 months reserves FICO is higher than guideline minimum UW guidelines requires FICO of 741, loan qualifies with FICO of 741 No Mortgage Lates UW guidelines requires 0x30 lates wihtin the most recent 12 months reviewed. loan qualifies with 0x30 lates for the most recnt 99 months reviewed				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301286138	9fbba460-6f12-45f1-9c9f-a901ada060bb	3218		QM/Agency Safe Harbor		Compliance		CD Document does not match actual calculated values for Estimated Total Monthly Payment	Added 08/26/2019: Received evidence of insurance. The final Closing Disclosure does not match actual calculated values for Estimated Total Monthly Payment. The CD shows the payment amount as Years #1 - #30 $XXXX.XX + $XXXX.XX = $XXXX.XX. The calculated payment amount is (Years #1 - #30 $XXXX.XX + $XXXX.XX = $XXXX.XX. The lender’s insurance is incorrect. Provide corrected CD and letter of explanation.	08/28/2019: Please see attached, pls clear	08/28/2019: Audit review of the Post Closing CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes that were provided are deemed acceptable. Loan will be rated a 'B'.	Reserves are higher than guideline minimum UW guidelines requires 0 months reserves, loan qualifies with 11.30 months reserves FICO is higher than guideline minimum UW guidelines requires FICO of 741, loan qualifies with FICO of 741 No Mortgage Lates UW guidelines requires 0x30 lates wihtin the most recent 12 months reviewed. loan qualifies with 0x30 lates for the most recnt 99 months reviewed				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301286138	1190c4c9-74fc-4583-a404-34d3648b8ac1	3295		QM/Agency Safe Harbor		Compliance		Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	Added 08/26/2019: Received evidence of insurance. The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XXXX.XX a month vs. the calculated value of $XXXX.XX a month. The lender used the incorrect amount of $XX.XX for insurance vs. the actual amount of $XX.XX. (IN ESCROW) Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.	8/28 XX Please see attached, please clear, thank you08/28/2019: Please see attached, pls clear	08/29/2019: Lender provided LOE, Mailing label and PCCD with Estimated Taxes, Insurance and Assessments updated. Exception downgraded.08/28/2019: Audit review of the Post Closing CD, and has determined that the Estimated Taxes, Insurance and Assessments as $XXXX.XX a month vs. the calculated value of $XXXX.XX (taxes $XXX.XX + HOI $XX.XX + HOA $XXX) a month . (IN ESCROW) Provide corrected CD, letter of explanation and proof of delivery. Condition remains.	Reserves are higher than guideline minimum UW guidelines requires 0 months reserves, loan qualifies with 11.30 months reserves FICO is higher than guideline minimum UW guidelines requires FICO of 741, loan qualifies with FICO of 741 No Mortgage Lates UW guidelines requires 0x30 lates wihtin the most recent 12 months reviewed. loan qualifies with 0x30 lates for the most recnt 99 months reviewed				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301286138	aad6de1f-fac7-e911-abc7-f4e9d4a75a52	3250		QM/Agency Safe Harbor		Compliance		Information required for CD 'Loan Disclosures' section not completed, or completed in error	Added 08/26/2019: Received evidence of insurance. The final CD is completed in error for required data under the Escrow Account section, page 4 of 5. The borrower is escrowing for taxes and insurance. The cost should be $XXXXX.XX. Provide re-disclosed CD and letter of explanation.	08/28/2019: Please see attached, pls clear	08/28/2019: Audit review of the Post Closing CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes that were provided are deemed acceptable. Loan will be rated a 'B'.	Reserves are higher than guideline minimum UW guidelines requires 0 months reserves, loan qualifies with 11.30 months reserves FICO is higher than guideline minimum UW guidelines requires FICO of 741, loan qualifies with FICO of 741 No Mortgage Lates UW guidelines requires 0x30 lates wihtin the most recent 12 months reviewed. loan qualifies with 0x30 lates for the most recnt 99 months reviewed				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301286138	b4eb1cba-95b4-e911-abc7-f4e9d4a75a52	3227		QM/Agency Safe Harbor		Compliance		Missing Closing Disclosure / CD Not in File	The final hand signed closing disclosure is missing from the file.	8/14 please see attached, pls clear8/13 XX please see attached, pls clear	08/15/2019: Audit reviewed the Lender provided final hand signed and dated Closing Disclosure. Condition cleared.08/14/2019: Audit reviewed Lender's response; however, documentation was not provided for review. Condition remains.	Reserves are higher than guideline minimum UW guidelines requires 0 months reserves, loan qualifies with 11.30 months reserves FICO is higher than guideline minimum UW guidelines requires FICO of 741, loan qualifies with FICO of 741 No Mortgage Lates UW guidelines requires 0x30 lates wihtin the most recent 12 months reviewed. loan qualifies with 0x30 lates for the most recnt 99 months reviewed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301286138	7faa9e19-97b4-e911-abc7-f4e9d4a75a52	701		QM/Agency Safe Harbor		Credit		Failure to obtain Employment Verification	An employment verification for prior employment to ensure no employment gap was not provided.	8/6/19 XX: Please rescind. This is a conventional file and the guidelines only require the most recent year W2 forms for the employers. The signed 1003 is used on conventional files to document the borrower's employment history	08/07/2019: Audit reviewed Lenders response. Exception rescinded.	Reserves are higher than guideline minimum UW guidelines requires 0 months reserves, loan qualifies with 11.30 months reserves FICO is higher than guideline minimum UW guidelines requires FICO of 741, loan qualifies with FICO of 741 No Mortgage Lates UW guidelines requires 0x30 lates wihtin the most recent 12 months reviewed. loan qualifies with 0x30 lates for the most recnt 99 months reviewed				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301286138	7f31e900-99b4-e911-abc7-f4e9d4a75a52	840		QM/Agency Safe Harbor		Credit		Failure to Obtain Hazard Insurance Declaration	The hazard insurance declaration (HO6) for the subject property was not provided. Funding date was XX/XX/XXXX Ho6 effective dated was XX/XX/XXXX	8/6/19 XX: Please rescind. We have an all-in master policy on file for the subject property that has effective dates from XXXXXXXX XXXX to XXXXXXX XXXX. When an all-in master policy is present, an HO6 policy is not required
08/26/2019:  Any liability or issue that may potentially exist would fall on the original creditor and not necessarily fall on an assignee, as insurance coverage is in fact in place on the transaction, and provided that the coverage is sufficient.  Condition cleared.08/08/2019: Audit reviewed Lenders response, however, the unit owners policy is effective after funding.  Exception remains.08/07/2019: Audit reviewed Lenders response, however; Master policy states to review the Covenants, Conditions & Restrictions (CC&Rs) for walls in coverage (Not provided) and borrowers Condo Insurance in file PG 439 effective date is XX/XX/XXXX (after consummation). Exception remains.
												Reserves are higher than guideline minimum UW guidelines requires 0 months reserves, loan qualifies with 11.30 months reserves FICO is higher than guideline minimum UW guidelines requires FICO of 741, loan qualifies with FICO of 741 No Mortgage Lates UW guidelines requires 0x30 lates wihtin the most recent 12 months reviewed. loan qualifies with 0x30 lates for the most recnt 99 months reviewed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301286138	fc6b58db-95b4-e911-abc7-f4e9d4a75a52	76		QM/Agency Safe Harbor		Property		570 - Review Appraisal Missing	The CDA report is missing . CU score 4.6		08/05/2019: The AVM report value of $XXXXXX.XX to appraisal value of $XXXXXX.XX has variance which is equal to/less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.	Reserves are higher than guideline minimum UW guidelines requires 0 months reserves, loan qualifies with 11.30 months reserves FICO is higher than guideline minimum UW guidelines requires FICO of 741, loan qualifies with FICO of 741 No Mortgage Lates UW guidelines requires 0x30 lates wihtin the most recent 12 months reviewed. loan qualifies with 0x30 lates for the most recnt 99 months reviewed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301282184	cec8ad7d-41d7-4cda-a9fc-b974f7d1e12c	1		QM/Non-HPML		Compliance		General Compliance Exception	It could not be confirmed that the Borrower's Final CD disclosed any and all applicable Seller Paid fees, as the loan file did not contain any alternative documentation verifying the Seller Paid fees that may or may not have been applied to the transaction. Please provide a Final Seller CD or Final ALTA Settlement Statement that will show evidence any and all applicable Seller Paid fees applied to the transaction in order for compliance testing to be completed. 1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation		08/14/2019: Audit reviewed Lender's response, Lender provided the Sellers closing disclosure to verify the seller paid fees. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301282184	59d3ff60-2473-437f-9c70-a2183f5e3326	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	Missing initial Closing Disclosure.
08/16/2019: Audit reviewed Lender's response, Lender provided the Disclosure tracking history evidencing the initial CD was e-signed 3 or more business days prior to consummation.  Condition cleared.08/14/2019: Audit reviewed Lender's response, Lender provided the initial Closing disclosure however, Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is dated XX/XX/XXXX and the date of consummation is XX/XX/XXXX. No cure.  Condition remains.08/12/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies
																3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301268396	bba771d5-e6a8-4813-85fc-84e56938ee86	3295		QM/Non-HPML		Compliance		Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	The Closing Disclosure dated XX/XX/XXXX indicates the Estimated Taxes, Insurance and Assessments as $XXXX.XX a month vs. the calculated value of $XXXX.XX a month. The lender used the incorrect amount of $XXX.XX for the hazard insurance vs. the actual amount of $XXX.XX. (NOT IN ESCROW) Provide re-disclosed CD and letter of explanation.		08/11/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301267909	87f3a36a-77e0-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	• The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.		09/30/2019: Audit reviewed evidence for VOB document source and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	Reserves are higher than guideline minimum UW guide require 0 month reserves, loan verified with 1.57 months reserves LTV is lower than guideline maximum UW guide maximum of 90% LTV, loan qualified at 77.40 LTV Years Self Employed Borrower has been self employed for 10 years				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301312309	da7fdb49-50d9-e911-abc7-f4e9d4a75a52	912		QM/Non-HPML		Credit		Missing credit report	Missing credit report.	9/19 XX: please see attached9/18 XX: Please see attached	09/20/2019: Lender provided VOM and the XXXXXXX documentation. Condition cleared.09/19/2019: Audit reviewed Lenders response, however; please provide VOM per #12 on AUS and documentation for the XXXXX account disclosed on 1003 (Both are not on credit report). Exception remains.	Years Self Employed Borrower has been self employed for 10 years LTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 65% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.76%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301308152	7b08be51-08da-e911-abc7-f4e9d4a75a52	4		QM/Non-HPML		Credit		DTI Exceeds Guidelines	The guidelines reflects a maximum allowable DTI of 43%. Due to the improper calculation of debts, the actual DTI is 46.49%. The lender did not calculate the Net rental income based on the most recent schedule E as required by guidelines.
XX 9/23/19: Please rescind. Please see page 73-98 showing the receipts used to fix up the property showing that these are one time expenses according to XXXX guidelines. Appendix Q is silent on this matter so we would use the XXX guidance in this case. XX 9/19/19: Please rescind. We are calculating off of the most recent tax year. Gross rents plus Insurance, mortgage interest, taxes, depreciation and one time expenses equal minus the total expenses equals $XXXXX for the annual amount. Divide this by 12 and we get $XXXXX.XX/mo. subtract this from the PITIA then we get a total net rent of of $-XXXX.XX/mo which is the amount on the final loan app and AUS.
											09/24/2019: Audit reviewed Lender's response and has determined XXXXXXXXXXX rental income form 1038 allows for one time expenses to be added back. The evidence of the one time expense is on pages 74-98. Audit recalculated the rental income and has determined the DTI is within tolerance. Condition rescinded.09/20/2019: Audit reviewed Lenders response, however; Repairs are not included in part of the rental income calculation. Exception remains.	Full Documentation Full documentation loan FICO is higher than guideline minimum Loan qualified with a 739 Fico Years Self Employed Borrower has 14.83 Years self employed				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301308152	2c9dbd1e-08da-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided	XX 9/19/19: Please see attached.	09/20/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Exception cleared.	Full Documentation Full documentation loan FICO is higher than guideline minimum Loan qualified with a 739 Fico Years Self Employed Borrower has 14.83 Years self employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301308152	1aea8fb1-08da-e911-abc7-f4e9d4a75a52	854		QM/Non-HPML		Credit		Failure to obtain Lease Agreements	Missing current lease/rental agreement for rental property B located on XXXX Schedule E part I. Per appendix Q , both IRS Form 1040 Schedule E and current lease/rental agreement is necessary to verify all consumer rental income; in order for the loan to be classified as a Qualified Mortgage.	09/23/2019: Please see attached.	09/23/2019: Audit reviewed current executed Lease for REO property B, and has determined that documentation submitted is deemed acceptable. Documentation meets QM requirements. Condition cleared.	Full Documentation Full documentation loan FICO is higher than guideline minimum Loan qualified with a 739 Fico Years Self Employed Borrower has 14.83 Years self employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301308152	d1f5ee03-08da-e911-abc7-f4e9d4a75a52	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	Tax Transcript not provided as required by DU	9/19 XX please see attached, please clear	09/20/2019: Lender provided XXXX tax transcript. Exception cleared.	Full Documentation Full documentation loan FICO is higher than guideline minimum Loan qualified with a 739 Fico Years Self Employed Borrower has 14.83 Years self employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301286136	fdcb3b24-b9b7-e911-abc7-f4e9d4a75a52	76		QM/Agency Safe Harbor		Property		570 - Review Appraisal Missing	A CDA report was not provided in file.		08/08/2019: A CDA report reflecting a value $XXXXXX.XX which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301260755	5b3b6e5c-ce25-4de9-95e1-2fec61916e0c	3254		QM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The Final Closing Disclosure Contact Information section is incomplete. The License ID number of the Borrowers Real Estate Broker and Sellers Real Estate broker is missing. Provide re-disclosed CD and letter of explanation.		08/10/2019 : Non-material per SFIG guidance, loan will be graded a B for all agencies.	Years in Field Borrower has 15 years in Field Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 13.10 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 766				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301260755	0aca6d61-3647-4f38-8d39-7d2c3ee79b6c	3329		QM/Non-HPML		Compliance		Missing seller’s Closing Disclosure	Missing Seller's Closing Disclosure.	XX 8/13 - Please see attached	08/14/2019: Lender provided seller CD. Exception cleared.08/10/2019 : Non-material per SFIG guidance, loan will be graded a B for all agencies.	Years in Field Borrower has 15 years in Field Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 13.10 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 766				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301260755	cc025faa-71bb-e911-abc7-f4e9d4a75a52	854		QM/Non-HPML		Credit		Failure to obtain Lease Agreements	Missing current lease/rental agreement for rental property 1 on the Borrowers Final 1003. Per appendix Q , both IRS Form 1040 Schedule E and a current lease/rental agreement is necessary to verify all consumer rental income; in order for the loan to be classified as a Qualified Mortgage.		08/16/2019: Audit reviewed Lender response, Lender provided the missing Lease agreements for SREO 1. Condition cleared.	Years in Field Borrower has 15 years in Field Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 13.10 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 766				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301301042	04300d39-12d4-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	Guidelines require a Verbal Verification of Employment within 10 business days prior to the note date. The Verbal Verification of Employment is greater than 10 days prior to the note date.		09/10/2019: Variance to DU feedback/guideline approved for lender by GSE. Exception will be graded a B for all agencies.	DTI is lower than guideline maximum UW Guides maximum DTI of 50%, loan qualified with DTI of 36.53% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 790 Disposable Income is higher than guideline minimum UW Guides require $X.XX in disposable income, loan qualified with $XXXX in disposable income				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301301042	5ed9cba5-1ed4-e911-abc7-f4e9d4a75a52	2788		QM/Non-HPML		Credit		Missing Executed Personal Tax Returns	Per Appendix Q, Self-employed consumers must provided the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years. XXXX signed tax returns not provided.	9/13/19 XX - Please see the attached signed XXXX Tax Returns	09/16/2019: Lender provided signed signature page for XXXX 1040. Exception cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 50%, loan qualified with DTI of 36.53% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 790 Disposable Income is higher than guideline minimum UW Guides require $X.XX in disposable income, loan qualified with $XXXX in disposable income				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301293890	fdb26b81-eed3-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	• The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not	09/12/2019: Please see attached	09/12/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 2 months reserves, loan qualified with 121.80 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.53% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 791				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301293890	501f1603-ddd3-e911-abc7-f4e9d4a75a52	2790		QM/Non-HPML		Credit		Missing Balance Sheet	Missing XXXX Balance Sheet for Schedule C Business of XXXX tax return. Per Appendix Q, both Profit & Loss and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.	09/12/2019: Please rescind and see attached from appendix Q as well as the product guidelines. It does not state that a year end balance sheet is required. Only balance sheets dated within 60 days of submission are a requirement .	09/12/2019: Audit reviewed the Lender Rebuttal, and has determined that Appendix Q only requires a YTD Balance Sheet. Loan file contains a YTD Balance sheet for Schedule C business located on page 616. Condition rescinded.	Reserves are higher than guideline minimum UW Guides require 2 months reserves, loan qualified with 121.80 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.53% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 791				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301289542	abb675a3-7ed8-e911-abc7-f4e9d4a75a52	66		QM/Non-HPML		Credit		Failure to obtain Evidence of Prior Mortgage Satisfaction	Failure to obtain evidence of prior mortgage satisfaction from REO property #1 on the final loan application. Hazard policy in file lists mortgagee.	9/17/19 XX: Please rescind. There is documentation on file showing that XXXXXXXXXXXXX, XXXXXXXXXX XX XXXXX is the same as XXXXXXXXXXXXX. There is also documentation of the note attached ot the property which shows that our borrowers are not obligated for the debt. The parcel numbers match exactly for XXXXXXXXXXXXXXXXX, XXXXXXXXXX XX XXXXX and XXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXX	09/19/2019: Received evidence both addresses are for the same property. Condition cleared.09/18/2019: Audit reviewed Lenders response, however; please provide documentation verifying XXX XXXXXXXXXXXXXX and XXXXXXXXXXXXX are the same property. Exception remains.	Reserves are higher than guideline minimum UW Guides require 0 month reserves, loan verified with 13.69 in reserves FICO is higher than guideline minimum UW guides require minimum FICO of 700, loan qualified with 734 FICO LTV is lower than guideline maximum UW guides maximum LTV of 90%, loan qualified with 76.93 % LTV				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301293634	05a8394a-dfe7-4b0f-9f3a-4c59f3cbf8f5	3313		QM/Non-HPML		Compliance		Amount Financed over disclosed (Exceeds $35 variance/threshold)	The Amount Financed is over disclosed and exceeds allowable $35 variance/threshold for Rescindable Transactions. The final Closing Disclosure reflects an Amount Financed of $XXXXXXX.XX vs. actual $XXXXXXX.XX, an over disclosure of $XX.XX. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.	9/13 XX Disagree - the AMC fee is not a finance charge Please rescind, thank you	09/16/2019: Audit reviewed Lenders response. Exception rescinded.	Reserves are higher than guideline minimum UW Guides require 2 months reserves, loan qualified with 7.20 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.30% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 782				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301293634	368b32d5-ac15-44df-96e5-afe7254ec245	3211		QM/Non-HPML		Compliance		Finance Charge under disclosed (Exceeds $35 variance/threshold) for Rescindable Transactions	The final Closing Disclosure reflects the Finance Charge as $XXXXXX.XX vs. actual Finance Charge of $XXXXXX.XX. An under disclosure of $XX.XX which exceeds the $35 allowable tolerance for Rescindable Transactions. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower, re-open rescission if applicable.	9/13 XX Disagree - the AMC fee is not a finance charge Please rescind, thank you	09/16/2019: Audit reviewed Lenders response. Exception rescinded.	Reserves are higher than guideline minimum UW Guides require 2 months reserves, loan qualified with 7.20 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.30% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 782				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301293634	027f4cf2-06d4-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.		09/12/2019: Lender provided internal screen shot verifying date employment was verified and name & title of verifier. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 2 months reserves, loan qualified with 7.20 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.30% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 782				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301293634	1ee53418-08d4-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Score 5.0		09/12/2019: A CDA report reflecting a value $XXXXXXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.	Reserves are higher than guideline minimum UW Guides require 2 months reserves, loan qualified with 7.20 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.30% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 782				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301337792	0c0646d4-90e0-e911-abc7-f4e9d4a75a52	7		QM/Agency Safe Harbor		Credit		Cash out amount greater than guideline maximum	Lender guidelines allow a maximum cash out of $XXXX.XX, per the final CD the borrower received a cash out amount of $XXXX.XX	9/27/19 XX: Please rescind. LP guidelines were updated to allow the borrower to receive up to 1% of the loan amount on rate and term refinances	09/30/2019: Audit reviewed Lender's response and has determined XXXXXXXXXXX allows for up to 1% of the loan amount as cash out on rate and term refinances. Condition rescinded.	CLTV is lower than guideline maximum UW guides maximum CLTV is 95%, loan qualified with CLTV of 74.44%. FICO is higher than guideline minimum UW guides minimum FICO is 680, loan qualified with FICO of 714. Disposable Income is higher than guideline minimum UW guides require $X.XX disposable income, loan qualified with $XXXX.XX disposable income.				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301337792	7567c4c7-90e0-e911-abc7-f4e9d4a75a52	22		QM/Agency Safe Harbor		Credit		Failure to obtain 3rd party verification of employment	Guidelines require a VVOE within 30 business days prior to the note date. The VVOE is greater than 30 days prior to note date.	9/27/19 XX: Please rescind. The closing date was XX/XX and the verbals were completed on XX/XX. This would meet the 30 day requirement	09/30/2019: Audit reviewed Lender's response and has determined the VVOE's are dated within 30 days of the Note date. Variance to DU feedback/guideline approved for lender by GSE. Non-material finding, loan will be graded a B.	CLTV is lower than guideline maximum UW guides maximum CLTV is 95%, loan qualified with CLTV of 74.44%. FICO is higher than guideline minimum UW guides minimum FICO is 680, loan qualified with FICO of 714. Disposable Income is higher than guideline minimum UW guides require $X.XX disposable income, loan qualified with $XXXX.XX disposable income.				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301275082	354a61e7-c5bd-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	• The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	09/04/2019: Please see attached.	09/04/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 797 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.18% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 59 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301275082	0a310b7d-c5bd-e911-abc7-f4e9d4a75a52	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	2 yrs Tax Transcripts not provided as required by client.		08/21/2019: Audit reviewed the XXXX Tax Transcripts, and has determined that AUS item #15 was validated by said documentation submitted. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 797 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.18% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 59 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301260119	42c13b91-33c0-e911-abc7-f4e9d4a75a52	1		QM/Non-HPML		Credit		General Credit Exception	The Notary did not acknowledged the date the borrower's signed on page 16 or the mortgage.	XX 10/10/2019 – Please see attached	10/11/2019: Lender provided recorded affidavit of correction with notary date corrected. Exception cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 23.13% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 793 Years in Field Borrower has 20 years in field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301298899	1f000c57-d5db-e911-abc7-f4e9d4a75a52	3		QM/Non-HPML		Credit		CLTV Exceeds Guidelines	Lender guidelines requires a maximum CLTV of 80.00% however the current CLTV of the subject is 87.00%. Loan is Cash out with payment for private party per XXXXXXXXXXXXXX, max CTTV for cash out is 80%.	10/1/19: Please rescind. This transaction was actually a rate and term transaction not a cash-out. XX 9/23/19: Please rescind. Our current XXXXXXXXXXX guidance is that our CLTV can go up to 90% on 1-unit primaries.	10/02/2019: Audit reviewed lender’s rebuttal and original loan file. Per Agency guidelines, buying out a co-owner pursuant to an agreement is acceptable in conjunction with a limited cash out transaction. XXXXXXXXXX provided in original loan file. Condition rescinded.09/24/2019: Audit reviewed Lender's response and has determined the XXXXXXXXXXXX guidelines for a cash out refinance only allow a CLTV up to 80%. Condition remains.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 756 Years in Field Borrower has 14 years in Field No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 40 months payment history with no late payments reported				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301298899	2b0a91c1-66dc-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided	XX 9/23/19: Please see attached.	09/24/2019: Audit reviewed evidence for VOB document source and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 756 Years in Field Borrower has 14 years in Field No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 40 months payment history with no late payments reported				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301338758	d7a19f35-64eb-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	10/11 XX: See attached	10/15/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Exception cleared.	Years in Field Borrower has 15 years in Field FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 772 Disposable Income is higher than guideline minimum UW Guides require $X.XX in disposable income, loan qualified with $XXXX.XX in disposable income				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301338758	77539a70-64eb-e911-abc7-f4e9d4a75a52	795		QM/Non-HPML		Credit		Failure to obtain Verbal Verification of Employment	AUS (DU) require a VVOE within 10 business days prior to the note date. The VVOE is greater than 10 days prior to note date, but < 30 days.	10/11 XX: See attached	10.10.19: Variance to DU feedback/guideline approved for lender by GSE. Exception will be graded a B for all agencies.	Years in Field Borrower has 15 years in Field FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 772 Disposable Income is higher than guideline minimum UW Guides require $X.XX in disposable income, loan qualified with $XXXX.XX in disposable income				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301338758	0cf5e9e0-bfea-e911-abc7-f4e9d4a75a52	1646		QM/Non-HPML		Credit		Failure to Verify Sale of Previous Property	File is missing the final Settlement Statement or Closing Disclosure verifying the departing residence on the final application was paid off and Borrower netted sufficient cash to close.	10/11 XX: See attached	10/15/2019: Lender provided final settlement for departing property. Exception cleared.	Years in Field Borrower has 15 years in Field FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 772 Disposable Income is higher than guideline minimum UW Guides require $X.XX in disposable income, loan qualified with $XXXX.XX in disposable income				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301338758	c08a7d57-65eb-e911-abc7-f4e9d4a75a52	2788		QM/Non-HPML		Credit		Missing Executed Personal Tax Returns	Per Appendix Q, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years. XXXX complete returns for the borrower were not provided. File only contains signed page of XXXX personal returns. Complete XXXX returns are required in order for loan to be classified as a Quality Mortgage. Additional conditions may apply.	10/11 XX: See attached	10/15/2019: Lender provided XXXX 1040's. Exception cleared.	Years in Field Borrower has 15 years in Field FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 772 Disposable Income is higher than guideline minimum UW Guides require $X.XX in disposable income, loan qualified with $XXXX.XX in disposable income				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301338758	d89499a2-64eb-e911-abc7-f4e9d4a75a52	2791		QM/Non-HPML		Credit		Missing YTD Profit & Loss	Missing YTD XXXX P&L Statement for borrowers business. Per appendix Q, Profit & Loss Statement is required in order for the loan to be classified as a Qualified Mortgage. YTD P&L Statement in file covers XX/XX/XXXX - XX/XX/XXXX. The P&L is required to fill time slot from the end of 2 years tax return documentation and current Note Date, with no more than 120-day time gap. Note date is 2 days after the allowable 120 day expiration.	10/11 XX: Please rescind. The only guidance for this loan product is that the profit and loss/balance sheets fall within 60 days of the submission date. The submission date is July 30th so the requirement is met	10/15/2019: Audit reviewed Lenders response. Exception rescinded.	Years in Field Borrower has 15 years in Field FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 772 Disposable Income is higher than guideline minimum UW Guides require $X.XX in disposable income, loan qualified with $XXXX.XX in disposable income				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301338758	b720b017-66eb-e911-abc7-f4e9d4a75a52	75		QM/Non-HPML		Property		315 - Property condition or damage	A CDA Report was not provided. CU Risk Score 4.		10/11/2019: The AVM report value of $XXXXXX to appraisal value of $XXXXXXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable.	Years in Field Borrower has 15 years in Field FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 772 Disposable Income is higher than guideline minimum UW Guides require $X.XX in disposable income, loan qualified with $XXXX.XX in disposable income				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301309535	075a3137-28da-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA Report was not provided in file. CU Risk Score is a 3.0.	09/19/2019: CDA	09/19/2019: A CDA provided reflecting a value of $XXXXXX.XX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301259290	fc9ab09f-80c3-e911-abc7-f4e9d4a75a52	1646		QM/Non-HPML		Credit		Failure to Verify Sale of Previous Property	Final Hud-1 from departing residence evidencing liens paid and netting sufficient cash to close and or reserves was not provided. Additional conditions may apply.	08/28/2019: please see attached	08/28/2019: Audit reviewed executed Closing Disclosure for departure residence, and has determined that evidence of sufficient funds was reflected on said document to verify funds to close. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 18.9 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 18.57%, loan qualified with DTI of 18.57% FICO is higher than guideline minimum UW Guides require FICO of 773, loan qualified with FICO of 773				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301259290	45e3327a-80c3-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in file. CU risk score of 4.4.		08/22/2019: A CDA provided reflecting a value of $XXXXXXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 18.9 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 18.57%, loan qualified with DTI of 18.57% FICO is higher than guideline minimum UW Guides require FICO of 773, loan qualified with FICO of 773				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301314058	08e30b4a-2ddf-e911-abc7-f4e9d4a75a52	1643		QM/Non-HPML		Credit		Failure to Verify Housing History	AUS requires satisfactory housing payment history for 12 months. Payment history not provided on credit report. VOM required to verify.	9/26/19 XX: Please rescind. Per the payoff statement in file as well as the mortgage statement this mortgage is not in our borrower's name. The LOX on file confirms it is in the XXXXXXXXXXXX name who is not part of our transaction	09/27/2019: Audit reviewed lender’s rebuttal and original loan file. Payoff and mortgage statement reflect XXXXXXXXXXXXXX is responsible for debt. MERS section of 3rd party fraud report does not show any liens in borrower’s name. Condition rescinded.	Years in Field Borrower has 19 years in Field Disposable Income is higher than guideline minimum UW Guides require no disposable income, loan qualified with $XXXX.XX in disposable income Years on Job Borrower has 15 years on job				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301314058	4249260e-22df-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU score 3.7.		09/26/2019: A CDA report reflecting a value $XXXXXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.	Years in Field Borrower has 19 years in Field Disposable Income is higher than guideline minimum UW Guides require no disposable income, loan qualified with $XXXX.XX in disposable income Years on Job Borrower has 15 years on job				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301268394	f9709677-ada4-4c08-8288-2f6c846981b3	3313		QM/Non-HPML		Compliance		Amount Financed over disclosed (Exceeds $35 variance/threshold)	The Amount Financed is over disclosed and exceeds allowable $35 variance/threshold for Rescindable Transactions. The Closing Disclosure reflects an Amount Financed of $XXXXXX.XX vs. actual $XXXXXX.XX, an over disclosure of $XX.XX. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.	09/17/2019: Per our Compliance Team - Disagree - The XXX fee is not a finance charge. Please clear condition.	09/17/2019: Audit re-analyzed the "Appraisal Management Company Fee", and has determined that said fee is an excludable fee and NOT included in the finance charge calculations. Loan is NOT under disclosed. Condition rescinded.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 127.90 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 11.99% Years Self Employed Borrower has 15 years Self Employed				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301268394	c9b35ae3-aad4-e911-abc7-f4e9d4a75a52	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	Section F. Prepaids section of the final Closing Disclosure does not list number of months Property Taxes were collected. Under 1026.37(g)(2)(i)-(iv) and 1026.38(g)(2) each item must include the applicable time period covered by the amount to be paid by the consumer and the total amount to be paid.The final Closing Disclosure reflects charges for Tax Holdback in Section H. Provide corrected CD and LOE to the Borrower.		09/18/2019: Received air bill, explanation letter and post consummation CD correcting Section F. Condition cleared. Loan will be rated a B for all agencies.09/11/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 127.90 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 11.99% Years Self Employed Borrower has 15 years Self Employed				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301268394	51dc2d63-4bef-4ffb-84fd-8a99353cb8d1	3211		QM/Non-HPML		Compliance		Finance Charge under disclosed (Exceeds $35 variance/threshold) for Rescindable Transactions	The final Closing Disclosure reflects the Finance Charge as $XXXXXX.XX vs. actual Finance Charge of $XXXXXX.XX. An under disclosure of $XX.XX which exceeds the $35 allowable tolerance for Rescindable Transactions. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower, re-open rescission if applicable.	09/17/2019: Per our Compliance Team - Disagree - the XXX fee is not a finance charge. Please clear condition	09/17/2019: Audit re-analyzed the "Appraisal Management Company Fee", and has determined that said fee is an excludable fee and NOT included in the finance charge calculations. Loan is NOT under disclosed. Condition rescinded.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 127.90 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 11.99% Years Self Employed Borrower has 15 years Self Employed				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301268394	f32cc49e-a9d4-e911-abc7-f4e9d4a75a52	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	The Initial CD dated XX/XX/XXXX is missing from the loan file. No Cure.	09/17/2019: Please see attachment09/13/2019: Please see attachment	09/17/2019: Audit reviewed initial CD, as well as electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.09/13/2019: Audit reviewed CD dated XX/XX/XXXXX, and has determined that said document was already provided within the loan file. MISSING the Closing Disclosure dated XX/XX/XXXXX listed on the Disclosure History located on page 888. Condition remains	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 127.90 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 11.99% Years Self Employed Borrower has 15 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301268394	47367fa1-a8d4-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	09/13/2019: Please see attached	09/13/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 127.90 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 11.99% Years Self Employed Borrower has 15 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301268394	8b2dbeb8-a8d4-e911-abc7-f4e9d4a75a52	992		QM/Non-HPML		Credit		Invalid AUS	The Lender's Guidelines/Agency Guidelines require loan data to be resubmitted to DU if the data changes from the time the AUS was last run. The most recent AUS in file is missing detailed information under multiple sections including Summary of Findings, and Mortgage Information.	9/12 CP: please see attached	09/16/2019: Lender provided an updated AUS, condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 127.90 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 11.99% Years Self Employed Borrower has 15 years Self Employed				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301268394	f6cee67c-a9d4-e911-abc7-f4e9d4a75a52	2789		QM/Non-HPML		Credit		Missing Executed Business Returns	Per Appendix Q, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years; for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules. Signed business returns not provided for XXXX.	09/17/2019: Please rescind. There is documentation from the secretary of state in the file showing that the 1120 was dissolved so signing/dating the returns would not be a requirement9/12/19 XX: Please rescind. There are no business returns since the business is filed on schedule C	09/17/2019: Audit re-analyzed Tax Returns, and has determined that 1120 business was dissolved and not used to qualify. Condition rescinded. 09/16/2019: Audit reviewed the Lender response, however, Corporate Tax return form 1120 was filed for XXXX, page 4 in file. Missing signed and dated XXXX Corporate Business Return. Condition Remains.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 127.90 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 11.99% Years Self Employed Borrower has 15 years Self Employed				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301268394	53c7b654-a9d4-e911-abc7-f4e9d4a75a52	2788		QM/Non-HPML		Credit		Missing Executed Personal Tax Returns	Per Appendix Q, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years. Signed returns not provided.	09/27/2019: Please see attached	09/27/2019: Audit reviewed XXXX/XXXXX executed 1040 Tax Returns, and has determined that the documentation was obtained PRIOR to/at consummation. Documentation submitted is deemed acceptable. Loan meets QM requirements. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 127.90 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 11.99% Years Self Employed Borrower has 15 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301259717	e73abbbc-a2db-e911-abc7-f4e9d4a75a52	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	Section H, Compliance or Admin fee is missing the payee. This fee should reflect as being paid to the service provider.		09/20/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 15.80 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.65% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 787				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301259717	6aac5d62-4aaf-4d2b-bc20-b3bd9c042763	3329		QM/Non-HPML		Compliance		Missing seller’s Closing Disclosure	It could not be confirmed that the Borrower's Final CD disclosed any and all applicable Seller Paid fees, as the loan file did not contain any alternative documentation verifying the Seller Paid fees that may or may not have been applied to the transaction. Please provide a Final Seller CD or Final ALTA Settlement Statement that will show evidence any and all applicable Seller Paid fees applied to the transaction in order for compliance testing to be completed. 1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation“.	XX 9/27/2019 – Please see attached	09/30/2019: Lender provided the Seller's Closing Disclosure with seller fees. Exception Cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 15.80 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.65% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 787				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301259717	e87ccb52-a2db-e911-abc7-f4e9d4a75a52	795		QM/Non-HPML		Credit		Failure to obtain Verbal Verification of Employment	Failure to obtain VVOE: The VVOE for borrower was found in the loan file, however it is dated > 10 days < 30 days.		09/20/2019: Variance to DU feedback/guideline approved for lender by GSE.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 15.80 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.65% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 787				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301259717	0eba4da6-9fdb-e911-abc7-f4e9d4a75a52	1502		QM/Non-HPML		Credit		Missing HUD-1 From Sale of Previous Property	Final Hud-1 from departing residence on the final application evidencing liens paid and netting sufficient cash to close and or reserves was not provided. Additional conditions may apply.	09/24/2019: Please see attached.	09/24/2019: Audit reviewed executed Closing Disclosure for departure residence, and has determined that evidence of sufficient funds was reflected on said document to verify funds to close. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 15.80 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.65% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 787				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301260067	53c3c8fb-ab44-4bc7-afc5-4c84426431a8	1698		QM/Non-HPML		Compliance		Affiliated Business Disclosure not provided within 3 business days of application date.	Affiliated Business Disclosure not provided within 3 business days of application date.	10/3 XX We have no affiliations on file for this client. Please see attached, thank you	10/04/2019: Audit review of attestation statement regarding no Affiliated Businesses is deemed acceptable, condition cleared. 09/30/2019: Finding deemed non-material, loan will be graded a B for all agencies.					2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301260067	290327ff-96e4-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided.		10/04/2019: The AVM report value of $XXXXXXX to appraisal value of $XXXXXXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Document previously provided. Condition rescinded.					1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301290904	4a081df5-86fe-4d8c-bc09-e55c137e5cff	3254		QM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The State/Contact St license ID of the Settlement Agent is missing. Provide re-disclosed CD and letter of explanation.	XX 9/18/2019 – Please see attached	09/19/2019: Lender provided same Initial CD, however; The State/Contact St license ID of the Settlement Agent is missing. Note: If PCCD is received finding will still be graded a B. Exception remains downgraded.09/13/2019: Re-disclosed CD with Settlement agent ID was provided within 30 days of discovery. This finding is deemed non material and graded a B for all agencies.	LTV is lower than guideline maximum Loan qualified with LTV of 77.69% DTI is lower than guideline maximum Loan qualified with DTI of 33.68% Years in Field Borrower has 25 years in field				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301290904	503f08eb-8dd6-e911-abc7-f4e9d4a75a52	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	Per tracking disclosure, Borrower was provided a CD on XX/XX/XXXX. Copy of CD was not provided.	XX 9/18/2019 – Please see attached	09/19/2019: Audit reviewed Lenders response. Exception rescinded.	LTV is lower than guideline maximum Loan qualified with LTV of 77.69% DTI is lower than guideline maximum Loan qualified with DTI of 33.68% Years in Field Borrower has 25 years in field				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301290904	e2592690-8dd6-e911-abc7-f4e9d4a75a52	2789		QM/Non-HPML		Credit		Missing Executed Business Returns	Per Appendix Q, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years; for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules. Signed XXXX business return not provided.	09/17/2019: Please see attached. Please note that appendix Q does not specify what page the signing and dating of business tax returns must take place	09/20/2019: Received signed/dated XXXX business tax return. Condition cleared.09/17/2019: Audit reviewed the Lender Rebuttal, and has determined that in order to qualify as a signed tax return the signature must be on the actual tax return in accordance with the signing methods prescribed by the IRS. Therefore, Appendix Q requirements for executed Business Returns would abide by IRS standards for signatures. Condition remains.	LTV is lower than guideline maximum Loan qualified with LTV of 77.69% DTI is lower than guideline maximum Loan qualified with DTI of 33.68% Years in Field Borrower has 25 years in field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301290904	2b2cc151-8fd6-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA/AVM report was not provided. CU Score 5.0		09/17/2019: A CDA report reflecting a value $XXXXXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.	LTV is lower than guideline maximum Loan qualified with LTV of 77.69% DTI is lower than guideline maximum Loan qualified with DTI of 33.68% Years in Field Borrower has 25 years in field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301291477	02db23a6-b8ad-45ca-a67c-db72e8f64784	1596		QM/Non-HPML		Compliance		Missing Right To Cancel Form	Right to Cancel form is missing from the file.	9/24/19XX Please rescind this as the credit report shows XXXXXXXXXX is a construction loan and XXXX XXXXXXX was on title as a financing statement.	09/25/2019: Audit reviewed Lender's response and has determined subject transaction is a construction to permanent financing which would not require a RTC. Condition rescinded.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 71.78% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 724 DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 33.11%				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301291477	45d1eaf6-abdc-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	• The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	9/23/19 XX Please clear this condition based on the attached VOB.	09/24/2019: Audit review of the source of the information obtained and name and title of Lender's employee who obtained the information deemed acceptable, condition cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 71.78% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 724 DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 33.11%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301291477	a087fd16-d8db-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	CDA report not provided in file. CU Risk Score is 3.		09/23/2019: A CDA provided reflecting a value of $XXXXXXX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 71.78% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 724 DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 33.11%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301260117	588375d3-23d3-e911-abc7-f4e9d4a75a52	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	The Initial CD e-signed & dated XX/XX/XXXX per Disclosure History is missing from the loan file. No Cure - Missing document not provided.	09/10/2019: Please see attached disclosure history which was included in original upload, please rescind	09/10/2019: Received initial closing disclosure. Evidence it was acknowledged previously provided. Timing requirement met. Condition cleared.09/10/2019: Audit reviewed Disclosure History, and has determined that said document was provided within the loan file. Provide the MISSING initial CD, dated XX/XX/XXXXX, as reflected on the disclosure history. Condition remains.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 74.91% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.85% Years on Job Co-Borrower has 13 years on job				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301260117	baa7fea1-24d3-e911-abc7-f4e9d4a75a52	701		QM/Non-HPML		Credit		Failure to obtain Employment Verification	An employment verification dated within 10 days of the note date as required by lender's guidelines was not provided for borrower. VVOE provided in the loan file is dated XX/XX/XXXX , which is not within 10 days of the note date.	09/10/2019: Please rescind. Lender has a variance that allows for VVOE's to be dated within 30 days of the note date	09/10/2019: Variance to DU feedback/guideline approved for lender by GSE. Exception will be graded a B for all agencies.09/09/2019: Variance to DU feedback/guideline approved for lender by GSE.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 74.91% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.85% Years on Job Co-Borrower has 13 years on job				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301260117	13930822-25d3-e911-abc7-f4e9d4a75a52	724		QM/Non-HPML		Credit		Missing Documentation	Executed Home Equity Line of Credit (HELOC) closure letter reflecting HELOC was frozen and closed was not provided in the file.	09/16/2019: Please see attached	09/16/2019: Audit reviewed executed HELOC Closure Authorization, and has determined that the document requests the closure and lien release of said HELOC account. Condition cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 74.91% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.85% Years on Job Co-Borrower has 13 years on job				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301268390	ff8cdbee-2cda-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	• The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	9/19 XX: Please see attached	09/20/2019: Audit reviewed evidence for VOB document source and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 757 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 78.76% Disposable Income is higher than guideline minimum UW Guides require $X in disposable income, loan qualified with $XXXX.XX in disposable income				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301268390	b010c813-2dda-e911-abc7-f4e9d4a75a52	724		QM/Non-HPML		Credit		Missing Documentation	Executed Home Equity Line of Credit (HELOC) closure letter reflecting HELOC was frozen and closed was not provided in the file.	9/19/19 XX: Please rescind. There is no HELOC being paid off, just a second mortgage so a close out letter would not be applicable	09/20/2019: Audit reviewed Lender's response and has determined the second lien on the property is a second purchase money loan and not a HELOC; therefore, a HELOC closure letter would not be required. Condition rescinded.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 757 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 78.76% Disposable Income is higher than guideline minimum UW Guides require $X in disposable income, loan qualified with $XXXX.XX in disposable income				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301268390	46de5b3f-73d9-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. The CU Risk Score is 3.		09/19/2019: A CDA provided reflecting a value of $XXXXXX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 757 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 78.76% Disposable Income is higher than guideline minimum UW Guides require $X in disposable income, loan qualified with $XXXX.XX in disposable income				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301287158	8a264e36-b1d4-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU Risk Score 4.6 (pg.428).	09/12/2019: AVM	09/12/2019: The AVM report value of $XXXXXXXX.XX to appraisal value of $XXXXXXXX.XX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301272454	6afd55f0-eae5-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.		10/07/2019: Audit reviewed evidence for VOB document source and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	No Mortgage Lates /credit report verifies 48 months payment history with no late payments reported DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.70% FICO is higher than guideline minimum UW Guides require FICO of 700, qualified with FICO of 774				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301272454	2b4acca6-e5e5-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Score is 5		10/07/2019: A CDA provided reflecting a value of $XXXXXXX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.	No Mortgage Lates /credit report verifies 48 months payment history with no late payments reported DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.70% FICO is higher than guideline minimum UW Guides require FICO of 700, qualified with FICO of 774				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301268389	2d9f9737-b10b-4695-b96a-411538887be5	3269		QM/Non-HPML		Compliance		Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)	The LE (based on a $XXXXXX loan amount) dated XX/XX/XXXX , reflects a lender credit in the amount of $XXXX.XX. The lender credit decreased to $XXXX.XX on the Final CD (based on a $XXXXXX loan amount) dated XX/XX/XXXX . Finding deemed non-material, loan will be graded a B for all agencies		Finding deemed non-material, loan will be graded a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301293577	321c339a-24d0-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.		09/10/2019: Audit reviewed evidence for VOB document source and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 12.20 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.98% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 761				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301293577	dba86d03-25d0-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Score 4.0		09/10/2019: The AVM report value of $XXXXXX to appraisal value of $XXXXXXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 12.20 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.98% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 761				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301260738	b95128f8-0bd3-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	Guidelines require a VVOE within 10 business days prior to the note date. The VVOE is > 10 days < 30 days for the borrower.	09/10/2019: Please rescind. Lender has a variance that allows for VVOE's to be dated within 30 days of the note date	09/10/2019: Variance to DU feedback/guideline approved for lender by GSE. Exception will be graded a B for all agencies. 09/09/2019: Finding deemed non-material, loan will be graded a B for all agencies	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 12.06% FICO is higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 23.20 months reserves FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 764				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301260738	a317e844-1ed3-e911-abc7-f4e9d4a75a52	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	Tax Transcript not provided as required by DU	09/10/2019: Please rescind. Per the AUS findings transcripts were never ordered for this file and they are not needed due to only using paystub/w2 income to qualify	09/10/2019: Audit re-analyzed AUS (#17), and has determined that tax transcripts were not ordered per AUS. Condition rescinded.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 12.06% FICO is higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 23.20 months reserves FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 764				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301260736	26d83b6d-55e0-e911-abc7-f4e9d4a75a52	852		QM/Non-HPML		Credit		Failure to Obtain Required Documentation	Executed Home Equity Line of Credit (HELOC) closure letter reflecting HELOC was frozen and closed was not provided in the file.	9/27 XX: Please see attached	09/30/2019: Audit review of the HELOC Closure Letter is deemed acceptable, condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 778 Years on Job Co-Borrower has 8.83 years on job CLTV is lower than guideline maximum UW Guides maximum CLTV of 90.00%, loan qualified with CLTV of 72.00%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301310272	1578a9c5-50d6-e911-abc7-f4e9d4a75a52	4		QM/Non-HPML		Credit		DTI Exceeds Guidelines	The Guideline reflects a maximum allowable DTI of 43.00%. Due to the improper calculation of OT income, the actual DTI is 47.35%.The loan does not meet criteria for Qualified Mortgage.
9/16/19 XX: Please rescind. the WVOE states borrower is part time, a 31 month average of base earnings is $XXXXX.XX, and we are using a more conservative figure from the paystub from XXXX and the WVOE from XXXXXXXX has the exact same figure. The borrower's productive salary is paid out on a trimester basis, correspondence from employer states production bonus is paid out on a trimester basis. In XXXX the trimester payout was at the end of XXXXXXXXXX of XXXX and borrower has not received second payout yet. The calculation is using a XXXX plus YTD average of prod. salary/overtime since YTD earnings are not representative of the borrowers earnings. Also per the article in the file in regards to income, RVU is an income paid based on the amount of work required to XXXXXXXXXXX to ensure a XXXXXXXX gets paid regardless if the XXXXXXX is underinsured or not insured at all. Knowing this information we can treat this income as OT or bonus as it does not appear to be determined by the XXXXXXXXXXX profit and is additional income paid out on top of base pay
											09/17/2019: Audit reviewed Lenders response. Exception rescinded.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 47.73% Years in Field Borrower has 22 years in Field Disposable Income is higher than guideline minimum Disposable income is $XXXX.XX				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301310272	e76f90b0-62d6-e911-abc7-f4e9d4a75a52	701		QM/Non-HPML		Credit		Failure to obtain Employment Verification	The Employment verification provided for the borrower is expired.	9/16/19 XX: Please rescind. The VOE is on file to support the previous 2 years of earnings but the YTD is calculated from the YTD paystub on file which is not expired	09/17/2019: Audit reviewed Lenders response. Variance to DU feedback/guideline approved for lender by GSE. Exception downgraded. This finding is deemed non-material and graded B for all agencies.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 47.73% Years in Field Borrower has 22 years in Field Disposable Income is higher than guideline minimum Disposable income is $XXXX.XX				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301310272	393a5d93-61d6-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	Review Appraisal Missing.		09/19/2019: A CDA provided reflecting a value of $XXXXXXX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.09/18/2019: The CDA report provided reflects an incorrect APN XXXXXXXXXXX vs XXXXXXXXXXX per Appraisal, Mortgage and title. Provide corrected CDA. Condition remains.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 47.73% Years in Field Borrower has 22 years in Field Disposable Income is higher than guideline minimum Disposable income is $XXXX.XX				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301316430	8f60a73e-f2d4-e911-abc7-f4e9d4a75a52	22		QM/Agency Safe Harbor		Credit		Failure to obtain 3rd party verification of employment	Guidelines require a VVOE within 10 business days prior to the note date. The VVOE for both borrowers are > 10 days < 30 days.		9/12/19: Finding deemed non-material, loan will be graded a B for all agencies	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 0.80 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 23.60% FICO is higher than guideline minimum UW Guides require FICO of 700 loan qualified with FICO of 707				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301267901	33718e09-2af0-4563-b7ea-6f75d430da86	3254		QM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The Contact name of the Settlement Agent is missing. Provided re-disclosed CD and LOE to the borrower.		10/09/2019: A Post Close CD corrected and LOE to the borrower, loan will be graded a B for all agencies	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 13 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 20.43% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 782				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301267901	053f926b-b7ea-e911-abc7-f4e9d4a75a52	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	The CD is missing from the loan file. The CD's dated XX/XX/XXXX and XX/XX/XXXX reflected on the lender's tracking disclosure are missing from loan file.	10/15/2019: please see attached	10/15/2019: Audit reviewed initial CDs, as well as electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 13 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 20.43% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 782				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301267901	ea550ba2-b5ea-e911-abc7-f4e9d4a75a52	914		QM/Non-HPML		Credit		Missing income documentation	The Agency Guidelines require the pay stub to be dated 30 days prior to the initial loan application. The pay stub in file is dated more than 30 days prior to the initial application.		10/09/2019: Variance to DU feedback/guideline approved for lender by GSE. Exception will be graded a B for all agencies.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 13 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 20.43% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 782				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301267901	915b5234-f4e9-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU risk score of 2.6.		10/16/2019: A CDA report reflecting a value $XXXXXXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 13 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 20.43% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 782				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301267260	1e38daa0-c5cf-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	Guidelines require a VVOE within 10 business days prior to the note date. The VVOE is >10 but <30 days prior to note date.		09/05/2019: Variance to DU feedback/guideline approved for lender by GSE. Exception will be graded a B for all agencies.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 790. DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.38%. Years in Field Borrower has 37 years in field.				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301267260	eae168dc-f6cf-e911-abc7-f4e9d4a75a52	1687		QM/Non-HPML		Credit		Missing Evidence of Property Taxes	Evidence of property taxes for subject property not provided. Monthly tax amount of $XXXX.XX is reflected on final Closing Disclosure, however the tax amount does not correspond with the monthly tax amount of $XXXX.XX reflected on Supplemental Tax Bill. Provide evidence of tax calculation. Additional conditions may apply.	09/11/2019: Please rescind this condition. Attached please find the tax information that was in the original upload. 1% is $XXXXX plus the $XXX.XX in voter bonds for a total of $XXXXX.XX.9/9/19 XX Please rescind this condition. Per tax bill - calculating taxes as 1% tax on value of $XXXXXXXX and then adding in all special assessments.
09/11/2019: Audit reviewed Lender Calculations, and has determined that explanation is deemed acceptable. Condition cleared. 09/10/2019: Audit reviewed Lender's response and is unable to determine how Lender calculated taxes.  Property value of $XXXXXXXX x 1% = $XXXXX / 12 = $XXXX.XX.  Unable to determine the special assessments amount.  Documentation in file reflects a special assessment amount of $XXXXX.XX / 12 = $XXX.XX.  Base taxes of $XXXX.XX plus special assessments of $XXX.XX = $XXXX.XX which does not match Lender's value of $XXXX.XX.  Provide documentation to verify property tax calculation of $XXXX.XX.  Condition remains.
												FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 790. DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.38%. Years in Field Borrower has 37 years in field.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301260922	f9634c56-b8b3-4ab7-b25e-cd729212e251	3295		QM/Non-HPML		Compliance		Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	(Added 09/11/2019) The Estimated Taxes, Insurance & Assessments section's "Other" box, on the CD dated XX/XX/XXXX , is checked "yes" with HOA as the description. Provide a Letter of Explanation, Proof of Delivery and Disclose the Correct Information		09/23/2019: Received explanation letter, air bill and post consummation CD. Condition cleared. Loan will be rated a B for all agencies.	Years on Job Borrower has 34 years on job Full Documentation Full documentation loan FICO is higher than guideline minimum Loan qualified with 771 Fico				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301260922	563fe3ee-7cd2-e911-abc7-f4e9d4a75a52	724		QM/Non-HPML		Credit		Missing Documentation	Missing documentation supporting HOA of $XXX as reflected on the final 1008 & CD for the subject property.	09/11/2019: Please see attached AUS findings reflecting no HOA dues on the subject property. File is still eligible	09/11/2019: Audit reviewed updated AUS, and has determined that HOA fees reflect $0. A public search, as well as the Purchase Contract, does not indicate HOA fees are required. Condition cleared. (Added finding for corrected CD)	Years on Job Borrower has 34 years on job Full Documentation Full documentation loan FICO is higher than guideline minimum Loan qualified with 771 Fico				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301260922	f7c543c2-7cd2-e911-abc7-f4e9d4a75a52	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	Missing transcripts as required by AUS.	09/11/2019: Please rescind. Per the AUS findings, transcripts were never ordered for this file and they are not required due to using paystub/w2 income to qualify	09/11/2019: Audit re-analyzed AUS (#17), and has determined that tax transcripts were not ordered per AUS. Condition rescinded.	Years on Job Borrower has 34 years on job Full Documentation Full documentation loan FICO is higher than guideline minimum Loan qualified with 771 Fico				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301260934	01a81199-d196-4ef9-a333-c43f5a28e1b0	3254		QM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The Final Closing Disclosure Contact Information section is incomplete. The name of the Settlement Agent is missing. Provide re-disclosed CD and letter of explanation.	09/10/2019: Please see attached	09/10/2019: Audit reviewed the Post Closing CD, and has determined that the condition remains non-material per SFIG guidance, loan will be graded a B for all agencies. 9/5/2019 : A Post Closing CD in the loan file reflected the Settlement Agents name. Non-material per SFIG guidance, loan will be graded a B for all agencies.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 23.53% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 786 Years in Field Borrower has 10 years in Field				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301260934	f383f617-3dd0-e911-abc7-f4e9d4a75a52	992		QM/Non-HPML		Credit		Invalid AUS	The Lender's Guidelines/Agency Guidelines require loan data to be resubmitted to DU if the data changes from the time the AUS was last run. The most recent AUS in file is missing the whole Summary of findings on PG 1.	09/10/2019: Please see attached.	09/10/2019: Audit reviewed an updated complete copy of the AUS, and has determined that the documentation submitted is deemed acceptable. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 23.53% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 786 Years in Field Borrower has 10 years in Field				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301260951	33fa41d7-7dd5-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided	09/16/2019: Please clear this condition based on the attached VOB.	09/16/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	CLTV is lower than guideline maximum Loan qualified with a 31.42 CLTV Years Self Employed Borrower has been self employed fro 33 years Full Documentation Full documentation loan				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301275080	0a752d02-3dd3-e911-abc7-f4e9d4a75a52	1621		QM/Non-HPML		Credit		Failure to Obtain Hazard Insurance	A hazard insurance declaration for the subject property was not provided. The insurance policy in the file is "builder risk" for construction loan.
09/12/2019:  Please rescind. XXXXX B7-3-05: Additional Insurance Coverage States "When XXXXXXXXXXX purchases—under terms permitting—a mortgage that combines construction and permanent financing into a single transaction before the construction of the property improvements is completed, the property (and any partially completed improvements) must be covered by builder’s risk insurance. (This type of insurance was previously referred to as construction site insurance.) Builder’s risk insurance covers any losses during the construction period that result from theft, vandalism, and acts of nature (including fire, flood, and wind damage). The amount of the builder’s risk insurance coverage must be equal to the original mortgage loan amount. The builder’s risk insurance may be canceled after the borrower obtains property (and, if applicable, flood) insurance that meets XXXXXXXXXXXX standard requirements after the improvements are completed or the borrower occupies the property (whichever comes first)." In this case the builders coverage would be acceptable since according to the appraisal the borrower has not occupied the subject property and it was under construction. The builders coverage is acceptable until either they obtain hazard insurance or they have occupied the property.
											09/12/2019: Audit concurs with the Lender Rebuttal, and has determined that said insurance is acceptable per XXXX. Condition rescinded.	FICO is higher than guideline minimum UW guidelines require FICO fo 680 , loan qualifies with FICO of 692 No Mortgage Lates UW guidelines requires 0x30 lates within the most recent 12 months, credit report verifies 99 months payment history with no late payments reported Reserves are higher than guideline minimum UW guidelines requires 0 reserves , loan qualifies with 94.70 reserves,				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301275080	1e17dd2b-07d4-e911-abc7-f4e9d4a75a52	795		QM/Non-HPML		Credit		Failure to obtain Verbal Verification of Employment	Lender provided VVOE > 10 days but < 30 days.	09/12/2019: Please rescind. Verbals are good for 30 days.	9.10.19: Variance to DU feedback/guideline approved for lender by GSE. Exception will be graded a B for all agencies.	FICO is higher than guideline minimum UW guidelines require FICO fo 680 , loan qualifies with FICO of 692 No Mortgage Lates UW guidelines requires 0x30 lates within the most recent 12 months, credit report verifies 99 months payment history with no late payments reported Reserves are higher than guideline minimum UW guidelines requires 0 reserves , loan qualifies with 94.70 reserves,				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301275080	cf47073b-d2d3-e911-abc7-f4e9d4a75a52	1646		QM/Non-HPML		Credit		Failure to Verify Sale of Previous Property	File is missing the final Settlement Statement or Closing Disclosure verifying the departing residence on the final application was/were paid off and Borrower netted sufficient cash to close and/or reserves. Estimated copy in file. Additional conditions may apply.	XX 9/12/19: Please see attached.	09/13/2019 Audit reviewed the Closing Disclosure verifying the departing residence on the final application was paid off and Borrower netted sufficient cash to close, condition cleared.	FICO is higher than guideline minimum UW guidelines require FICO fo 680 , loan qualifies with FICO of 692 No Mortgage Lates UW guidelines requires 0x30 lates within the most recent 12 months, credit report verifies 99 months payment history with no late payments reported Reserves are higher than guideline minimum UW guidelines requires 0 reserves , loan qualifies with 94.70 reserves,				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301275080	95643838-cfd3-e911-abc7-f4e9d4a75a52	724		QM/Non-HPML		Credit		Missing Documentation	Missing Executed Home Equity Line of Credit (HELOC) closure letter reflecting HELOC was frozen and closed was not provided in the file	09/12/2019: Please rescind. This is not attached to the subject property so this would not be required.	09/12/2019: Audit concurs with the Lender Rebuttal, and has determined that the final CD and Credit Report do NOT reflect a HELOC payoff on subject property. Condition rescinded.	FICO is higher than guideline minimum UW guidelines require FICO fo 680 , loan qualifies with FICO of 692 No Mortgage Lates UW guidelines requires 0x30 lates within the most recent 12 months, credit report verifies 99 months payment history with no late payments reported Reserves are higher than guideline minimum UW guidelines requires 0 reserves , loan qualifies with 94.70 reserves,				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301275080	a87acb7b-d6d3-e911-abc7-f4e9d4a75a52	2665		QM/Non-HPML		Credit		Missing Mortgage/deed of trust legal description information	The mortgage is missing the legal description information.	XX 9/19/2019 – Please see attached, Please rescind	09/20/2019: The Lender provided the legal description, condition cleared.	FICO is higher than guideline minimum UW guidelines require FICO fo 680 , loan qualifies with FICO of 692 No Mortgage Lates UW guidelines requires 0x30 lates within the most recent 12 months, credit report verifies 99 months payment history with no late payments reported Reserves are higher than guideline minimum UW guidelines requires 0 reserves , loan qualifies with 94.70 reserves,				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301275080	5f53e532-ebd3-e911-abc7-f4e9d4a75a52	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	Tax Transcript not provided as required by DU	09/24/2019: Tax Transcripts - Please rescind this condition as this file does not require these documents	09/24/2019: Audit re-analyzed AUS (#23), and has determined that tax transcripts were not ordered per AUS. Condition rescinded.	FICO is higher than guideline minimum UW guidelines require FICO fo 680 , loan qualifies with FICO of 692 No Mortgage Lates UW guidelines requires 0x30 lates within the most recent 12 months, credit report verifies 99 months payment history with no late payments reported Reserves are higher than guideline minimum UW guidelines requires 0 reserves , loan qualifies with 94.70 reserves,				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301293993	4b5f1e96-59cf-e911-abc7-f4e9d4a75a52	1667		QM/Non-HPML		Credit		Missing HUD from sale of other property owned	Final Hud-1 from departing residence on the final application evidencing liens paid and netting sufficient cash to close and or reserves was not provided. Additional conditions may apply. (missing Page 1 of the Final Seller's Statement)		09/09/2019: Received final, settlement statement verifying lien paid and netting sufficient cash to close. Condition cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 72.19% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 84.50 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 779				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301272422	d84766fa-89d8-e911-abc7-f4e9d4a75a52	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	Missing Closing Disclosure. Disclosure Tracking provided in the file reflects Initial CD was ordered and signed on XX/XX/XXXX , however there is no copy of this CD in the file.	09/20/2019: re-sent, Please see attachment09/20/2019: Please see attachment
09/20/2019: Audit reviewed initial CD, as well as electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.09/20/2019: Audit reviewed documentation, and has determined that the Mortgage submitted does not fulfill said finding. Provide the missing Closing Disclosure. Disclosure Tracking provided in the file reflects Initial CD was ordered and signed on XX/XX/XXXX, however there is no copy of this CD in the file. Condition remains.
																3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301272422	56f22279-8ad8-e911-abc7-f4e9d4a75a52	3183		QM/Non-HPML		Compliance		Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.	The LE dated XX/XX/XXXX reflects a Credit Report fee of $35.00 with no resulting CoC for any subsequent disclosures. The CD dated XX/XX/XXXX reflects a Credit Report fee of $XX.XX resulting in a $X.XX refund due for cure. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.	09/20/2019: Please see attachment	09/20/2019: Audit reviewed Final CD, and has determined that said document reflects tolerance refund of $X.XX included in Section J for Lender Credit. Condition rescinded.					1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301272422	571291cb-8ad8-e911-abc7-f4e9d4a75a52	3199		QM/Non-HPML		Compliance		Services Borrower DID SHOP Fee (Section C) & Recording Fee (Section E) exceed corresponding L.E. fee (10% Tolerance, when payee = Other or Borrower Permitted to shop for services)	Section E Recording Fees are subject to 10% tolerance. LE dated XX/XX/XXXX reflects recording fees of $5XX.XX ($XX.XX at 10%) with no resulting COC for any subsequent disclosures. Final CD dated XX/XX/XXXX reflects a charge of $XX.XX for a variance/refund required of $X.XX0 to meet 10% threshold. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.	09-20-19 XX The 10% tolerance includes the title fees. The total of the title fees on the initial LE plus the recording fee is $XXXX. Once you add the 10% cushion it equals XXXX.XX. When you subtract the actual fees from the final CD this is below the the 10% threshold. Please clear this condition	09/23/2019: Audit reviewed lender’s rebuttal and original loan file. Final LE Section C $XXXX + recording fee $XX = $XXXX x 110% = $XXXX.XX. Final CD Section C moved to Section B $XXXX + recording fee $XX = $XXXX. No cure required. Condition rescinded.					1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301298101	621a9a94-69e1-e911-abc7-f4e9d4a75a52	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	Per disclosure tracking provided, Borrower was provided Closing Disclosure on XX/XX/XXXX and XX/XX/XXXX . Copies of these CDs were not provided.	XX 10/01/2019 – Please see attached	10/02/2019: Lender provided CD dated XX/XX/XXXX and XX/XX/XXXX. Condition cleared.	LTV is lower than guideline maximum Loan qualified with a LTV of 73.66% FICO is higher than guideline minimum Loan qualified with FICO of 746 Disposable Income is higher than guideline minimum Loan qualified with a disposable income of $XX,XXX.XX				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301298101	4f48dbf2-68e1-e911-abc7-f4e9d4a75a52	724		QM/Non-HPML		Credit		Missing Documentation	Borrower's credit report in file reflects an open mortgage with XXXXXXXXXX. Per DU, documentation was required for omission of this debt. Documentation verifying reason for omission was not provided. Additional conditions may apply.	9/30 XX: Please see attached settlement statement	10/01/2019: Lender provided Final settlement verifying property sold and mortgage paid off. Exception cleared.	LTV is lower than guideline maximum Loan qualified with a LTV of 73.66% FICO is higher than guideline minimum Loan qualified with FICO of 746 Disposable Income is higher than guideline minimum Loan qualified with a disposable income of $XX,XXX.XX				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301298101	0586d95a-69e1-e911-abc7-f4e9d4a75a52	1693		QM/Non-HPML		Credit		Missing LOE	Explanation letter not provided for address discrepancy. Borrower provided asset statements that reflects address not listed as primary residence on final 1003. Additional condition may apply.	9/30 XX: please see attached showing our borrower doe snot own the property. It belongs to the other account holder who is not on our loan	10/01/2019: Lender provided Property detail verifying borrower does not own property. Bank statement has others name that refers to the property detail report. Exception cleared.	LTV is lower than guideline maximum Loan qualified with a LTV of 73.66% FICO is higher than guideline minimum Loan qualified with FICO of 746 Disposable Income is higher than guideline minimum Loan qualified with a disposable income of $XX,XXX.XX				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301306393	0437d8f1-a5e3-e911-abc7-f4e9d4a75a52	701		QM/Non-HPML		Credit		Failure to obtain Employment Verification	An employment verification dated within 10 days of the note date as required by lender's guidelines was not provided for borrower.		Finding deemed non-material, loan will be graded a B for all agencies	Years in Field Borrwoer has 11 years in field. FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 797 Reserves are higher than guideline minimum UW Guides required no reserves, loan qualified with 85.20 months reserves				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301309534	1cf60df1-47de-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	• The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided for either borrower.	9/24 XX: please see attached	09/25/2019: Audit reviewed evidence for VOB document source and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.02% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 780 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 5.90 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301337789	17eaf1c7-1310-4f72-b9f7-a1075804c348	3217		QM/Agency Safe Harbor		Compliance		CD Document does not match actual calculated values for Estimated Escrow	The final Closing Disclosure does not match actual calculated values for Estimated Escrow in the Projected Payments section. The borrower is escrowing for insurance and the calculated escrow payment should be $166.35. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.	9/30/19 CP: Please rescind. At the time of closing, the HOI premium was $XXXX.XX annually. A renewal policy was provided that begins in less than 30 days showing the annual premium of $XXXX.XX	10/01/2019: Audit reviewed Lenders response. Exception rescinded.					1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301337789	ad456fe5-15ee-4c5b-9aac-79fef5aa64b2	3218		QM/Agency Safe Harbor		Compliance		CD Document does not match actual calculated values for Estimated Total Monthly Payment	The final Closing Disclosure does not match actual calculated values for Estimated Escrow in the Projected Payments section. The borrower is escrowing for insurance and the calculated escrow payment should be $XXX.XX. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.	9/30/19 XX: Please rescind. At the time of closing, the HOI premium was $XXXX.XX annually. A renewal policy was provided that begins in less than 30 days showing the annual premium of $XXXX.XX	10/01/2019: Audit reviewed Lenders response. Exception rescinded.					1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301337789	21bf33ec-c2b4-4600-b34d-d71c9619989d	3295		QM/Agency Safe Harbor		Compliance		Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XXXX.XX a month vs. the calculated value of $XXXX.XX a month. The lender used the incorrect amount of $XXX.XX for the hazard insurance vs. the actual amount of $XXX.XX. (IN ESCROW) Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.	9/30/19 XX: Please rescind. At the time of closing, the HOI premium was $XXXX.XX annually. A renewal policy was provided that begins in less than 30 days showing the annual premium of $XXXX.XX	10/01/2019: Audit reviewed Lenders response. Exception rescinded.					1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301337789	b4dafbfa-81b6-4427-9b7a-a2c14e109fe5	3250		QM/Agency Safe Harbor		Compliance		Information required for CD 'Loan Disclosures' section not completed, or completed in error	The final CD is completed in error for required data under the Loan Disclosures section for the field titled Escrow Account. Escrowed Property Costs over Year 1 is reflected as $XXXX.XX vs the actual $XXXX.XX, Initial Escrow Payment is reflected as $XXX.XX vs the actual $XXX.XX, and Monthly Escrow Payment is reflected as $XXX.XX vs the actual $XXX.XX. Provide re-disclosed CD and letter of explanation.	9/30/19 XX: Please rescind. At the time of closing, the HOI premium was $XXXX.XX annually. A renewal policy was provided that begins in less than 30 days showing the annual premium of $XXXX.XX	10/01/2019: Audit reviewed Lenders response. Exception rescinded.					1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301261343	fc7a1c1e-b1e3-e911-abc7-f4e9d4a75a52	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	The CD is missing from the loan file. The CD's dated XX/XX/XXXX and XX/XX/XXXX are missing per the lender's tracking disclosure.	10/04/2019: Please see attachment	10/04/2019: Audit reviewed initial CD's, and has determined that the documentation submitted is deemed acceptable. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 73.50 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.99% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 798				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301261343	c85ef8b3-b0e3-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	• The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	10/4 CP: See attached	10/04/2019: Audit reviewed evidence for VOB document source and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 73.50 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.99% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 798				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301293575	62deb3c3-e9d3-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.		09/12/2019: Audit reviewed evidence for VOB document source and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.39% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 754 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 3.20 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301293575	13ff629d-cfd3-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 3.		09/12/2019: A CDA report reflecting a value $XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.39% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 754 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 3.20 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301286120	3e799e39-ba40-4822-9cfd-6ef1a994f2ac	1596		QM/Non-HPML		Compliance		Missing Right To Cancel Form	Right to Cancel form is missing from the file.	09-23-19 XX Please see attachment
09/30/2019: Audit reviewed documentation submitted, and has determined that the Notification of error, reopened rescission, evidence of shipment and corrected RTC were provided. The loan is out of the rescission period, rescission expired on XX/XX/XXXX. Condition cleared and loan will be rated a B. 09/24/2019:  Audit reviewed the documentation submitted, and has determined that the Notification of error,  reopened rescission, evidence of shipment and RTC was provided . Loan will be rated a B.  HOWEVER, unable to clear condition as loan is currently in the rescission period, rescission expires midnight on  XX/XX/XXXX. Loan will be cleared when the rescission period has expired. Condition remains.
																3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301275069	d777f6bc-fc30-4f3b-b7be-d69b451f07ec	3248		QM/Non-HPML		Compliance		Information required for CD 'Calculating Cash To Close' section not completed, or completed in error	The information in the Calculating Cash To Close section of the final Closing Disclosure indicates the Loan Estimate figure Total Closing Costs as $XXXXX. The most recent Loan Estimate indicates and amount of $XXXXX. Post closing CD and letter of explanation in file.	09-12-19 XX Please see attachment	09/13/2019: Lender provided same PCCD with Cash To close corrected in Cash To Close section. Exception remains Downgraded.09/09/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301286119	83e3639c-13cf-e911-abc7-f4e9d4a75a52	2992		QM/Non-HPML		Credit		Assessor's Parcel Number is not consistent between Appraisal, Title, and/or Mortgage.	APN # does not match on the appraisal, title and mortgage.	09/11/2019: Please see attached appraisal09/09/2019: Please rescind. Per the property profile report, the APN is accurate between the title commitment as well as the tax bill on file. The legal descriptions also match so this is clearly the same property and there are no red flags	09/11/2019: Audit reviewed corrected page one (1) of the Appraisal, and has determined that documentation submitted is deemed acceptable. Condition cleared.09/09/2019: Audit reviewed the Lender Rebuttal, and has determined that the Appraisal reflects APN number X-XX-XX-XX-XXX-XXXXXX-XXXXX.X, whereas the title and mortgage reflect XXXXXXXXXX. Provide corrected page 1 of the Appraisal. Condition remains.	Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $XX,XXX.XX in disposable income. Years Self Employed Borrower has 17 years Self Employed Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 40 months reserves				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301268383	0c734b62-cedb-e911-abc7-f4e9d4a75a52	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	The loan file is missing the Closing Disclosures dated XX/XX/XXXX and XX/XX/XXXX as disclosed on the lender E-tracking disclosure history. Additional conditions may apply. No Cure.	9/23 XX please see attached cds, please clear	09/24/2019: Lender provided CD dated XX/XX/XXXX and XX/XX/XXXX. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 765 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 76.47% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.45%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301300582	9d27442b-31d0-e911-abc7-f4e9d4a75a52	795		QM/Non-HPML		Credit		Failure to obtain Verbal Verification of Employment	The VVOE for the borrower was found in the loan file, however it is dated > 10 days < 30 days.		09/05/2019: Variance to DU feedback/guideline approved for lender by XXX.	Reserves are higher than guideline minimum UW Guides require 2 months reserves, loan qualified with 8.30 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 23.54% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 774				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301300582	8efb0d38-32d0-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU Risk Score = 3.0		09/10/2019: A CDA provided reflecting a value of $X,XXX.XXX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 2 months reserves, loan qualified with 8.30 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 23.54% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 774				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301272420	b96d9b89-50d9-e911-abc7-f4e9d4a75a52	795		QM/Non-HPML		Credit		Failure to obtain Verbal Verification of Employment	Lender provided VVOE > 10 days but < 30 days.		9.17.19: Variance to DU feedback/guideline approved for lender by GSE. Exception will be graded a B for all agencies.	Years in Field Borrower has 16 years in the field DTI is lower than guideline maximum Lender guides with maximum 43% DTI; loan qualified at 28.83% DTI LTV is lower than guideline maximum Lender guides with maximum 80% LTV; loan qualified at 65.82% LTV				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301272420	0d59e870-96d8-e911-abc7-f4e9d4a75a52	1502		QM/Non-HPML		Credit		Missing HUD-1 From Sale of Previous Property	Final HUD-1 from departing residence evidencing liens paid and netting sufficient cash to close and or reserves was not provided. Additional conditions may apply.		09/19/2019: Received executed settlement statement verify home sold, lien paid and netting sufficient cash to close. Condition cleared.	Years in Field Borrower has 16 years in the field DTI is lower than guideline maximum Lender guides with maximum 43% DTI; loan qualified at 28.83% DTI LTV is lower than guideline maximum Lender guides with maximum 80% LTV; loan qualified at 65.82% LTV				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301272452	9b549195-352a-4b95-b5cc-f5caa26c205d	3269		QM/Non-HPML		Compliance		Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)	The LE reflects a lender credit in the amount of $X,XXX. The lender credit decreased to $XXX.XX on the CD dated with no indication of a valid COC to account for the $X,XXX.XX decrease in the credit. Provide re-disclosed CD and letter of explanation.	09/19/2019: the borrower requested to extend their lock which is the reason behind the change in the lender credit.	09/19/2019: Audit review of Rate Lock Confirmation located on page 541 confirms rate lock extension included in pricing, therefore no refund is required. Documentation, for Lender Credit, provided is deemed acceptable, condition cleared.09/09/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301267893	faaf94a5-23d3-e911-abc7-f4e9d4a75a52	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	Disbursement date on General information section of the Final CD does not match pre paid interest date in Section F. Additional conditions may apply.	9/12 XX please see attached, pls clear	09/13/2019: Lender provided LOE and PCCD with disbursement date corrected. Exception downgraded.09/12/2019: Received explanation letter and post consummation closing disclosure. The post consummation CD reflects a disbursement date of X/XX. The expiration date on the Right to Cancel is X/XX. If the loan disbursed on X/XX, the funding occurred before the RTC expiration date. Condition remains. 09/09/19 Finding deemed non-material, loan will be graded a B for all agencies.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 766 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.75% Years in Field Borrower has 21 years in Field				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301267893	e7958147-34d3-e911-abc7-f4e9d4a75a52	724		QM/Non-HPML		Credit		Missing Documentation	Executed Home Equity Line of Credit (HELOC) closure letter reflecting HELOC was frozen and closed was not provided in the file.	09/16/2019: Please see attached	09/16/2019: Audit reviewed executed HELOC Closure Authorization, and has determined that the document requests the closure and lien release of said HELOC account. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 766 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.75% Years in Field Borrower has 21 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301267893	2f4e1b29-33d3-e911-abc7-f4e9d4a75a52	914		QM/Non-HPML		Credit		Missing income documentation	The AUS Guidelines require a pay stub dated no earlier than 30 days of the initial loan application date. The pay stub in file is datedXX/XX/XXXX and over 30 days old.	09/11/2019: Please rescind. Lender has a variance that allows for paystubs to be dated within 4 months of the application date	09/11/2019: Variance to DU feedback/guideline approved for lender by XXX. Exception will be graded a B for all agencies.09/09/2019: Variance to DU feedback/guideline approved for lender by XXX. Exception will be graded a B for all agencies.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 766 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.75% Years in Field Borrower has 21 years in Field				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301267892	f7ee861b-0269-43ac-87c8-4ab75da294b9	3329		QM/Non-HPML		Compliance		Missing seller’s Closing Disclosure	Missing Sellers Closing Disclosure.	XX 8/14 - Please see attached	08/15/2019: Lender provided seller's CD. Condition cleared.8/12/2019 : Non-material per SFIG guidance, loan will be graded a B for all agencies.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 785 Disposable Income is higher than guideline minimum Disposable income is $XX,XXX.XX Years in Field Borrower has 27 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301267892	6fd8b1dc-3fbd-e911-abc7-f4e9d4a75a52	992		QM/Non-HPML		Credit		Invalid AUS	The Lender's Guidelines/Agency Guidelines require loan data to be resubmitted to DU if the data changes from the time the AUS was last run. The most recent AUS in file reflects a DTI of 25.82%. Audit DTI is 38.07%.	8/19/19 CP: Please clear and see attached AUS run reflecting your DTI calculation with the accurate primary residence PITIA payment. Thank you!8/19/19 CP: Please clear and see attached AUS run reflecting your DTI calculation with the accurate primary residence PITIA payment. Thank you!8/16/19 CP: Please rescind. All liabilities are being included in the DTI and this is the purchase of a 2nd home. Adding the credit report liabilities to the child support liability and then adding the proposed PITIA equals $XXXX.XX. This divided by the total monthly income of $XX,XXX.XX gives us the 25.8% DTI
08/20/2019: Lender provided corrected AUS. Exception cleared.08/19/2019: Audit reviewed Lender's response and after re-calculating debt calculation has determined the DTI is 29.67% due to variance in PITIA for primary residence.  The Lender did not include the taxes and insurance for the primary residence in the debt calculation.  The mortgage statement reflects taxes and insurance were not escrowed and not included in the mortgage payment.  The PITIA for the primary residence is $X,XXX.XX  The total debt is $XX,XXX.XX which included PITIA for primary of $X,XXX.XX, PITIA for subject of $X,XXX.XX, liabilities of $XXX.XX and XXXXX XXXXXXX of $X,XXX.XX.  Total debt of XX,XXX.XX divided by total income of $XX,XXX.XX results in a DTI of 29.67% which is greater than a 3% variance from AUS approved DTI of 25.82%.  Please provide updated AUS.  Condition remains.
												FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 785 Disposable Income is higher than guideline minimum Disposable income is $XX,XXX.XX Years in Field Borrower has 27 years in Field				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301322265	80fdaee9-94e6-4c45-99de-cb9adf5e3082	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The Flood Insurance Premium reflected in Section F of the final Closing Disclosure is missing the number of months collected.		09/26/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 718 CLTV is lower than guideline maximum UW Guides maximum CTLV of 90.00%, loan qualified with CLTV of 80.00% Years in Field Borrower has 9 years in Field				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301322265	a30a28b9-95e0-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	Guidelines require a VVOE within 10 < 30 business days prior to the note date. The VVOE is greater than 10 days prior to note date	09/30/2019: Please rescind. XXX has a variance that allows for vvoe's to be within 30 days	09/30/2019: Variance to DU feedback/guideline approved for lender by GSE. Exception will be graded a B for all agencies.09/26/2019: Variance to DU feedback/guideline approved for lender by GSE.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 718 CLTV is lower than guideline maximum UW Guides maximum CTLV of 90.00%, loan qualified with CLTV of 80.00% Years in Field Borrower has 9 years in Field				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301322265	901b1af4-96e0-e911-abc7-f4e9d4a75a52	23		QM/Non-HPML		Credit		Failure to obtain Credit Report	A credit report dated XX/XX/XXXX with credit ID XXXXXXXX as reflected on DU was not provided. Additional conditions may apply.	09/30/2019: Please see attached	09/30/2019: Audit reviewed Credit Report reflected on AUS, and has determined that the documentation submitted is deemed acceptable. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 718 CLTV is lower than guideline maximum UW Guides maximum CTLV of 90.00%, loan qualified with CLTV of 80.00% Years in Field Borrower has 9 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301268378	053919b2-b123-46d1-bef8-aff7b5eb446e	3254		QM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The Final Closing Disclosure Contact Information section is incomplete. The license ID of the Settlement Agent is missing. Provide re-disclosed CD and letter of explanation.		9/12/2019 : A Post Closing CD located in the loan file lists the Settlement Agent's license ID number. Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301268378	181e718b-9cd5-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	Review Appraisal Missing.		09/17/2019: A CDA report reflecting a value $XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301331677	9dd5ac69-73eb-e911-abc7-f4e9d4a75a52	914		QM/Non-HPML		Credit		Missing income documentation	An employment verification dated within 10 days of the note date is required by lender's guidelines was not provided by the borrowers. VVOE's provided in the loan file is dated XX/XX/XXXX for the borrower and co-borrower, which is not within 10 days of the note date.		10/10/2019: Variance to DU feedback/guideline approved for lender by GSE. Exception will be graded a B for all agencies.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 10 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.19% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 786				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301331677	53857b0b-73eb-e911-abc7-f4e9d4a75a52	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	2 years Tax Transcripts not provided as required by client.	10/14/19: Please rescind. XXXX XXXXXX only requires one year of transcripts.	10/16/2019: Audit re-analyzed AUS #19 and has determined that tax transcripts were not ordered per AUS. Lender provided XXXX transcripts. Condition rescinded.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 10 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.19% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 786				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301315015	0b48fdc6-44ec-e911-abc7-f4e9d4a75a52	1631		QM/Non-HPML		Credit		Failure to Obtain Valid Credit Report	A credit report for the borrower was not provided.	10/16 CP: Please rescind. See pages 33-34 of the submission showing a $0 balance for this credit card. Also see page 189 of the submission showing a deduction to XXXXXX in the exact amount of the credit report balance10/15 XX: Attached	10/17/2019: Lender provided verification XXXXX account had a "0" balance. Exception cleared.10/16/2019: Audit reviewed Lenders response, however; please provide Item#12 on AUS omission of XXXXXX (Final CD is missing Addendum). Exception remains.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 810 LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 74.00% Years on Job Borrower has 17 years on job				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301281202	109be27e-ead4-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	09/13/2019: Please see attached	09/13/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	Years Self Employed Borrower has 11 years self employed FICO is higher than guideline minimum Loan qualified with FICO of 711 CLTV is lower than guideline maximum Loan qualified with CLTV of 59.24%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301281202	2b56b097-ead4-e911-abc7-f4e9d4a75a52	2789		QM/Non-HPML		Credit		Missing Executed Business Returns	Per Appendix Q, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years; for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules. Signed business returns not provided.	9/17XX: Please see attached	09/18/2019: Lender provided XXXX/XXXX signed business return signature page. Exception cleared.	Years Self Employed Borrower has 11 years self employed FICO is higher than guideline minimum Loan qualified with FICO of 711 CLTV is lower than guideline maximum Loan qualified with CLTV of 59.24%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301281202	6b002fa4-ead4-e911-abc7-f4e9d4a75a52	914		QM/Non-HPML		Credit		Missing income documentation	Per Appendix Q, a creditor must verify the consumer’s employment for the most recent two full years, and the consumer must explain any gaps in employment that span one or more months and Indicate if he/she was in school or the military for the recent two full years, providing evidence supporting this claim, such as college transcripts, or discharge papers. File is missing XXXX W2.	09/13/2019: Please rescind. The borrower has been self employed since 2001 per the business tax returns. We are only using self employment and dividends/interest income to qualify so the 2017 would not be required	09/13/2019: Please rescind. The borrower has been self employed since XXXX per the business tax returns. We are only using self employment and dividends/interest income to qualify so the XXXX would not be required	Years Self Employed Borrower has 11 years self employed FICO is higher than guideline minimum Loan qualified with FICO of 711 CLTV is lower than guideline maximum Loan qualified with CLTV of 59.24%				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301281202	a2d14a90-c8d4-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA/AVM report was not provided. CU Score 4.7		09/12/2019: A CDA report reflecting a value $X,XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.	Years Self Employed Borrower has 11 years self employed FICO is higher than guideline minimum Loan qualified with FICO of 711 CLTV is lower than guideline maximum Loan qualified with CLTV of 59.24%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301272443	c1fbffea-46d3-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	Guidelines require a VVOE within 10 business days prior to the note date. The VVOE is > 10 days < 30 days for the co-borrower.		09/10/2019: Finding deemed non-material, loan will be graded a B for all agencies	FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 785 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.17% Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $X,XXX.XX in disposable income				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301272439	8b484f05-90d4-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA Report was not provided in file. CU Risk Score is a 5.0.		09/12/2019: A CDA report reflecting a value $XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301314958	24bce954-cfe5-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided		10/07/2019: Audit reviewed evidence for VOB document source and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 99 months payment history with no late payments reported Years Self Employed Borrower has been self employed for 25 years LTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 31.62%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301314958	647a04eb-56e5-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	Missing a CDA report in the file. CU Risk Score is 4.		10/07/2019: A CDA provided reflecting a value of $X,XXX.XXX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.	No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 99 months payment history with no late payments reported Years Self Employed Borrower has been self employed for 25 years LTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 31.62%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301272438	e96ddd1a-ecdb-e911-abc7-f4e9d4a75a52	21		QM/Non-HPML		Credit		Failure to Obtain Final Application (1003)	All pages of the final application was not provided. The final 1003 in file is missing HMDA declarations for both borrowers.	XX 9/24/19: Please see attached.	09/25/2019: Lender provided HMDA declarations for both borrowers. Exception cleared.	DTI is lower than guideline maximum Loan qualified with DTI of 39.42% FICO is higher than guideline minimum Loan qualified with FICO of 784 Disposable Income is higher than guideline minimum Loan qualified with disposable income of $XX,XXX.XX				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301272438	232cea75-ecdb-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA/AVM report was not provided. CU Score 2.6.		09/25/2019: A CDA report reflecting a value $X,XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.	DTI is lower than guideline maximum Loan qualified with DTI of 39.42% FICO is higher than guideline minimum Loan qualified with FICO of 784 Disposable Income is higher than guideline minimum Loan qualified with disposable income of $XX,XXX.XX				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301272436	0e97bf15-e6d3-e911-abc7-f4e9d4a75a52	840		QM/Non-HPML		Credit		Failure to Obtain Hazard Insurance Declaration	Hazard Insurance effective date is after consummation date.	9/17 XX disbursement date on final cd (attached) is X/XX and policy effective date is X/XX, please rescind
09/18/2019: Audit reviewed the Lender Response, and has determined that the Final CD located on page 454 in the original loan file reflected a disbursement date of XX/XX/XXXX and the Hazard Insurance Declarations located on page 348 in the original loan file reflects an effective date of XX/XX/XXXX, which was prior to consummation date, condition rescinded.09/10/2019:  Any liability or issue that may potentially exist would fall on the original creditor and not necessarily fall on an assignee, as insurance coverage is in fact in place on the transaction, and provided that the coverage is sufficient.  Finding deemed non-material, loan will be graded a B for all agencies.
												Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 16.40 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.47% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 806				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301281201	b0350e4d-7cd9-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.		09/19/2019: Audit reviewed evidence for VOB document source and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 76 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 784 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.47%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301289540	4d3014b7-6dce-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	9/5/19 XX: Please see attached	09/05/2019: Audit reviewed evidence for VOB document source and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	FICO is higher than guideline minimum UW Guides require a FICO score 680 loan qualified with FICO of 773. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 9.40 months reserves. Years Self Employed Borrower has 4.58 years Self Employed.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301289540	bcfd16df-6dce-e911-abc7-f4e9d4a75a52	724		QM/Non-HPML		Credit		Missing Documentation	Executed Home Equity Line of Credit (HELOC) closure letter reflecting HELOC was frozen and closed was not provided in the file.		09/11/2019: Received evidence of loan closure. Condition cleared.	FICO is higher than guideline minimum UW Guides require a FICO score 680 loan qualified with FICO of 773. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 9.40 months reserves. Years Self Employed Borrower has 4.58 years Self Employed.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301281068	bbbd11bf-6dd5-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	9/17/19 XX Please clear this condition based on the attached VOB.	09/18/2019: Audit reviewed evidence for VOB document source and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 802 Reserves are higher than guideline minimum UW Gudies require 0 months' reserves; loan qualified with 19.3 months' reserves Years Self Employed Borrower has 15 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301286413	4f6a6e42-0bcf-e911-abc7-f4e9d4a75a52	2788		QM/Non-HPML		Credit		Missing Executed Personal Tax Returns	Guidelines require 2 years signed and dated personal tax returns with all schedules. Signed and date returns not provided.	9/6/19: Please rescind. Please see pages 153-154 for the signed returns	09/09/2019: Audit reviewed lender's rebuttal and agrees. Signed/dated XXXX/XXXX provided in the original loan file. Condition rescinded.	FICO is higher than guideline minimum Uw Guides require 700 FICO, loan qualified with 799 FICO Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 1.60 months reserves Years in Field Borrower has 15 years in field				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301290747	92ad47c6-93ea-480d-afeb-e3fa820cabef	3254		QM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The contact license ID of the Borrower's Real Estate Broker is missing. Cure provided on post consummation CD.		08/20/2019: Post Consummation CD provides a cure. This finding is deemed non-material under SFIG and rated a B	FICO is higher than guideline minimum UW Guides require FICO of 700, qualified with FICO of 782. Years on Job Borrower has 10 years in Field Reserves are higher than guideline minimum UW Guides required no months reserves, loan qualified with 154.20 months reserves				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301290747	eba465c2-03c8-e911-abc7-f4e9d4a75a52	914		QM/Non-HPML		Credit		Missing income documentation
Self-employed consumers must provide the following information:  signed, dated individual tax returns, with all applicable tax schedules for the most recent two years;  for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules and year to date profit and loss (P&L) statement and balance sheet regardless if income is used to qualify.  File is missing XXXX/XXXX 1040s' with all schedules, YTD P&L and Balance Sheets or evidence the Schedule C business is closed & owns <25% of partnerships listed on Sch E for Co-borrower as required per guidelines. Additional conditions may apply
										10/08/2019: See attached	10/08/2019: Audit reviewed executed XXXX/XXXX 1040 and 1120S Returns, as well as YTD P&L and Balance Sheet, and has determined that documentation submitted was dated/executed PRIOR to/at consummation. Co-borrower Schedule C business and S Corporation reflect positive income not used to qualify, no negative income. Documentation submitted is deemed acceptable. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, qualified with FICO of 782. Years on Job Borrower has 10 years in Field Reserves are higher than guideline minimum UW Guides required no months reserves, loan qualified with 154.20 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301290747	d68664be-0dc8-e911-abc7-f4e9d4a75a52	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	Lender's guidelines require 2 years IRS transcripts. XXXX Transcripts not provided.	8/28/19 XX: please rescind and see attached showing only XXXX transcripts were ordered. The XXXXX XXXX XXXXXX loan program only requires the most recent year of transcripts	08/29/2019: Audit reviewed Lenders response. Exception rescinded.	FICO is higher than guideline minimum UW Guides require FICO of 700, qualified with FICO of 782. Years on Job Borrower has 10 years in Field Reserves are higher than guideline minimum UW Guides required no months reserves, loan qualified with 154.20 months reserves				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301275121	917b60be-13d5-e911-abc7-f4e9d4a75a52	77		QM/Non-HPML		Property		571 - Appraisal Missing	CDA Report not provided in file. CU Risk Score is 4.	09/13/2019: AVM	09/13/2019: The AVM report value of $XXX,XXX.XX to appraisal value of $XXX,XXX.XX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301275118	d63bb962-67cf-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	09/09/2019: XXXX XXXXXX XXXXXXX and XXXXX XXX are not generating any positive income for qualification purposes so VOB's would not be required9/5/19 XX: Please see attached	09/09/2019: Audit reviewed evidence for VOB document source for qualifying income only, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.09/06/2019: Audit reviewed evidence for VOB document source and has determined that Lender provided internal screen shot verifying date business was verified by underwriter for XXX XXXXXXXXX XXX XXXX.; however, did not provide the VOB documentation and screen shot for XXXX XXXXXX XXXXXXX XXX XXXXX XXX. Condition remains.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.73% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 93.30 months reserves General Comp Factor 1 UW Guides require FICO of 680, loan qualified with FICO of 792				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301275118	3d190485-67cf-e911-abc7-f4e9d4a75a52	2789		QM/Non-HPML		Credit		Missing Executed Business Returns	Per Appendix Q, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years; for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules. Signed business returns not provided for Business D on Schedule E Part II of XXXX tax return.	9/5/19 XX: Please see attached	09/06/2019: Lender provided XXXX XXX XXXX signed signature pages for Business D. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.73% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 93.30 months reserves General Comp Factor 1 UW Guides require FICO of 680, loan qualified with FICO of 792				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301275117	af5f0248-a8d4-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU risk score of 3.5.	09/12/2019: CDA	09/12/2019: A CDA provided reflecting a value of $XXX,XXX.XX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301275116	cbeaf2d8-ce8b-41cb-a63c-af45f6998834	3313		QM/Non-HPML		Compliance		Amount Financed over disclosed (Exceeds $35 variance/threshold)	The Amount Financed is over disclosed and exceeds allowable $35 variance/threshold for Rescindable Transactions. The final Closing Disclosure reflects an Amount Financed of $XXX,XXX.XX vs. actual $XXX,XXX.XX, an over disclosure of $XXX.XX. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.	"XX 10/01 - Compliance Rebuttal:Disagree - The AMC fee is not a finance charge. Please Rescind"	10/02/2019: Audit reviewed Lender's response and has determined the appraisal fee is not an APR fee. Condition rescinded.					1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301275116	3d65fbca-6010-4008-9869-e5757898e0cd	3211		QM/Non-HPML		Compliance		Finance Charge under disclosed (Exceeds $35 variance/threshold) for Rescindable Transactions	The final Closing Disclosure reflects the Finance Charge as $XXX,XXX.XX vs. actual Finance Charge of $XXX,XXX.XX. An under disclosure of $XXX.XX which exceeds the $35 allowable tolerance for Rescindable Transactions. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower, re-open rescission if applicable.	""XX 10/01 - Compliance Rebuttal:Disagree - The AMC fee is not a finance charge. Please Rescind"	10/02/2019: Audit reviewed Lender's response and has determined the appraisal fee is not an APR fee. Condition rescinded.					1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301275116	614c435b-b6db-e911-abc7-f4e9d4a75a52	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	The CD is missing from the loan file. No Cure. The Disclosure history disclosed a closing disclosure issued on X/XX/XX that was not provided.		09/27/2019: Received initial closing disclosure. Evidence it was acknowledged previously provided. Timing requirement met. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301337786	ce90c764-3fe1-e911-abc7-f4e9d4a75a52	1688		QM/Agency Safe Harbor		Credit		Missing Evidence of Taxes and Insurance	Evidence of taxes and insurance for departing residence on the final application not provided. The mortgage statement in file reflects the property is escrowed but no breakdown was provided. Additional conditions may apply.	9/30/19 XX: Please rescind. This is a conventional loan underwritten to DU guidelines. The mortgage statement stating escrows is satisfactory documentation to show taxes/HOI are included	10/03/2019: Audit re-evaluated AUS and documentation in file and has determined mortgage statement for departing residence meets AUS requirements. Condition rescinded.10/01/2019: Audit reviewed Lender's response and has determined the mortgage statement does not indicate the taxes and insurance are both included in escrows. Unable to determine if both taxes and insurance are included in the escrows. Condition remains.	No Mortgage Lates /credit report (whichever is applicable) verifies 99 months payment history with no late payments reported Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XXXXX in disposable income Years on Job Borrower has 20 years on job				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301337786	bde580ea-3fe1-e911-abc7-f4e9d4a75a52	76		QM/Agency Safe Harbor		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU risk score of 2.8.		09/30/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.	No Mortgage Lates /credit report (whichever is applicable) verifies 99 months payment history with no late payments reported Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XXXXX in disposable income Years on Job Borrower has 20 years on job				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301290562	e6c42c14-0dde-e911-abc7-f4e9d4a75a52	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Broker's Affiliated Business Disclosure.	9/25 XX We do not have any affiliates on file for this client, we are the lender on the note, please rescind	09-26-2019: Audit reviewed the Lender's response and re-analyzed the loan file. Said document was located on page 677 within the original loan file and esigned by the borrowers and provided to the borrowers within 3 days of the application Date. Condition Rescinded.09/23/2019: Finding deemed non-material, loan will be graded a B for all agencies	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 759 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 24.10 months reserves Years in Field Borrower has 20 years in field				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301290562	cdfca69b-0ade-e911-abc7-f4e9d4a75a52	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	The CD dated XX/XX/XXXX as reflected on Disclosure Tracking is missing from the loan file. No Cure.	9/24 XX please see attached, pls clear thank you	09/25/2019: Lender provided missing CD. Exception cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 759 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 24.10 months reserves Years in Field Borrower has 20 years in field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301290562	b55a0af6-f3dd-e911-abc7-f4e9d4a75a52	852		QM/Non-HPML		Credit		Failure to Obtain Required Documentation	Executed Home Equity Line of Credit (HELOC) closure letter reflecting HELOC was frozen and closed was not provided in the file.	XX 10/2/19: Please see attached. XX 9/25/19: Please see attached.	10/03/2019: Audit review of the completed HELOC Closure Letter is deemed acceptable, condition cleared.09/26/2019: The Lender provided a BLANK HELOC closure letter signed and dated by Borrower. The HELOC Closure letter is missing the amount, date paid off, Bank Name, account number and account name. Condition remains.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 759 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 24.10 months reserves Years in Field Borrower has 20 years in field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301290562	af447834-f4dd-e911-abc7-f4e9d4a75a52	724		QM/Non-HPML		Credit		Missing Documentation	File is missing evidence of payoff for 3 revolving debts listed on AUS.	XX 9/24/19: Please see attached updated AUS.	09/25/2019: Lender provided updated AUS. Exception cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 759 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 24.10 months reserves Years in Field Borrower has 20 years in field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301290562	9154d29e-f3dd-e911-abc7-f4e9d4a75a52	1687		QM/Non-HPML		Credit		Missing Evidence of Property Taxes	Evidence of property taxes for subject property not provided. Monthly tax amount on final CD of $XXX.XX does not correspond with the monthly tax amount of $XXX.XX on the preliminary title report. Provide evidence of tax calculation. Additional conditions may apply.	XX 9/25/19: Please see attached.	09/26/2019: Lender provided a Post Closing CD, Proof of Delivery and Letter of Explanation to the Borrower correcting the monthly tax amount to $XXX.XX. Post Closing CD, Non-material per SFIG guidance, loan will be graded a B for all agencies.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 759 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 24.10 months reserves Years in Field Borrower has 20 years in field				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301290562	2c0d65bd-f6dd-e911-abc7-f4e9d4a75a52	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	Tax Transcript not provided as required by DU. Document reflects no record of return filed.	9/24 XX please see attached which was included in original upload, please rescind	09/25/2019: Audit reviewed Lenders response. Exception rescinded.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 759 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 24.10 months reserves Years in Field Borrower has 20 years in field				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301290562	6aed7232-f3dd-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	Third party appraisal review is missing. CU score is a 3.		09/24/2019: A CDA report reflecting a value $X,XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 759 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 24.10 months reserves Years in Field Borrower has 20 years in field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301297635	fced898c-6fd8-e911-abc7-f4e9d4a75a52	914		QM/Non-HPML		Credit		Missing income documentation	Missing paystub dated no earlier than 30 days prior to the initial loan application as required by AUS.	9/17/19 XX Please rescind this. We are allowed to per our guideline we are allowed for them to be up to 4 months prior to the note date.	09/18/2019: Audit reviewed Lenders response, Variance to DU feedback/guideline approved for lender by GSE. Exception downgraded. This finding is deemed non-material and graded B for all agencies.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 13.40 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.06% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 804				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301286117	c3bb99a8-8d2a-4d21-8bc5-3a5823d4e228	3169		QM/Non-HPML		Compliance		Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. No cure.	09-12-19 XX Please see attachment	09-13-2019: The Lender provided the Disclosure Tracking Document as evidence both Borrower and Co-Borrower e-signed the initial CD 3 days prior to consummation; condition cleared. 09/12/2019: Received initial closing disclosure. Evidence borrowers acknowledged not provided. Condition remains.					3	1	C	A	C	A	D	A	C	A	C	A	Cleared
301286117	619485bd-c6d3-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided.	09/11/2019: AVM	9/12/2019: The AVM report value of $XXX,XXX.XX to appraisal value of $XXX,XXX.XX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301291476	dbdf5eb1-33da-e911-abc7-f4e9d4a75a52	701		QM/Non-HPML		Credit		Failure to obtain Employment Verification	An employment verification dated within 10 days of the note date as required by lender's guidelines was not provided for borrower. VVOE provided in the loan file is dated XX/XX/XXXX, which is not within 10 days of the note date.		09/18/2019: Variance to DU feedback/guideline approved for lender by GSE.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 62.67% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.95% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 774				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301291476	861bf85c-33da-e911-abc7-f4e9d4a75a52	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	Tax Transcript not provided as required by DU.	9/19 XX Since the borrower is not using self-employment or rental income to qualify transcripts would not be required for this. Please rescind	09/20/2019: Audit reviewed Lender's response and has determined tax transcripts were not required on the DU. The DU reflects transcripts were not received. Condition rescinded.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 62.67% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.95% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 774				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301291476	88e035ff-ded9-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 2.7.		09/23/2019: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 62.67% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.95% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 774				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301280952	8aabb8ef-b9d4-e911-abc7-f4e9d4a75a52	3228		QM/Non-HPML		Compliance		Missing Loan Estimate / LE Not in File	Missing disclosure for corresponding change of circumstance dated 8/19/2019, increasing the loan amount.	09-16-19 XX Please see attachment 09/16/2019: Please see attachment	09/17/2019: Lender provided the Disclosure Tracking History reflecting the COC on X-XX-XXXX & corresponding Closing Disclosure dated X-XX-XXXX were delivered and acknowledged by the Borrower & Co-Borrower. Condition Cleared.09/16/2019: Audit reviewed CD dated XX/XX/XXXX, and has determined that evidence provided to borrower was not within 3 days of re-disclosure. Notification letter is post closing. Provide evidence said CD was provided to the borrower within 3 days. Condition remains.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 703 Reserves are higher than guideline minimum UW Guides require zero months reserves, loan qualified with 3.90 months reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 71 months payment history with no late payments reported				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301280952	781dca26-bbd4-e911-abc7-f4e9d4a75a52	853		QM/Non-HPML		Credit		Failure to Obtain Second Lien Note	Missing copies of the executed note, deed of trust and terms and conditions for the secondary financing. Additional conditions may apply.	09/13/2019: Please see attachment	09/13/2019: Audit reviewed executed Second Lien Note, and has determined that documentation submitted is deemed acceptable. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 703 Reserves are higher than guideline minimum UW Guides require zero months reserves, loan qualified with 3.90 months reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 71 months payment history with no late payments reported				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301280952	afb9671b-bad4-e911-abc7-f4e9d4a75a52	14		QM/Non-HPML		Credit		Failure to obtain Title	Missing a copy of the title policy that reflects the current first mortgage amount as well as the secondary financing.	9/25/199 XX Please clear this with the attached title commitments.	09/26/2019: Lender provided Title Commitment. Exception cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 703 Reserves are higher than guideline minimum UW Guides require zero months reserves, loan qualified with 3.90 months reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 71 months payment history with no late payments reported				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301280952	025cd9be-b9d4-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file, CU score is 2.9.	09/12/2019: AVM	09/12/2019: The AVM report value of $XXX,XXX.XX to appraisal value of $XXX,XXX.XX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 703 Reserves are higher than guideline minimum UW Guides require zero months reserves, loan qualified with 3.90 months reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 71 months payment history with no late payments reported				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301280950	429d863d-73e1-e911-abc7-f4e9d4a75a52	1643		QM/Non-HPML		Credit		Failure to Verify Housing History	Agency Guidelines require satisfactory payment history for 12 months. Payment history not provided on credit report. VOM require to verify the 2nd lien paid off on the final Closing Disclosure. Additional conditions may apply.	9/30/19 XX: Please rescind. There is a credit supplement on page 73 of the submission package which verifies	10/01/2019: Audit reviewed Lenders response. Exception rescinded.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 40.60 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 794 Years Self Employed Borrower has 12 years Self Employed				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301280950	de2ea0bf-72e1-e911-abc7-f4e9d4a75a52	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	2 yrs Tax Transcripts not provided as required by client.		09/30/2019: Audit re-analyzed AUS #19 and has determined that tax transcripts were not ordered per AUS. Condition rescinded.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 40.60 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 794 Years Self Employed Borrower has 12 years Self Employed				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301281453	26eaf177-92c5-491d-8196-e1226bd243d0	1		QM/Non-HPML		Compliance		General Compliance Exception	It could not be confirmed that the Borrower's Final CD disclosed any and all applicable Seller Paid fees, as the loan file did not contain any alternative documentation verifying the Seller Paid fees that may or may not have been applied to the transaction. Please provide a Final Seller CD or Final ALTA Settlement Statement that will show evidence any and all applicable Seller Paid fees applied to the transaction in order for compliance testing to be completed. 1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation		10/07/2019: Audit reviewed the Seller CD and has determined that the document conforms to the sales contract and is deemed acceptable. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 803 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.68% No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 48 months’ payment history with no late payments reported				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301281453	fe6de038-91e4-e911-abc7-f4e9d4a75a52	1667		QM/Non-HPML		Credit		Missing HUD from sale of other property owned	Final Hud-1 from departing residence on the final application evidencing liens paid and netting sufficient cash to close and or reserves was not provided. Additional conditions may apply.	10/15 XX: Attached	10/16/2019: Lender provided final settlement statement for departing residence. Exception cleared.	FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 803 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.68% No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 48 months’ payment history with no late payments reported				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301281453	7c35deba-8be4-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	Review Appraisal missing. CU Risk Score 2.8.		10/02/2019: The AVM report value of $X,XXX,XXX to appraisal value of $X,XXX,XXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable.	FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 803 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.68% No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 48 months’ payment history with no late payments reported				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301293573	86d6a9cf-68d9-e911-abc7-f4e9d4a75a52	795		QM/Non-HPML		Credit		Failure to obtain Verbal Verification of Employment	The VVOE for borrower / co-borrower was found in the loan file, however it is dated > 10 days < 30 days.		09/17/2019: Variance to DU feedback/guideline approved for lender by GSE.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 14.20 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.23% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 781				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301282392	d87c2d11-0cde-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	Missing CDA report. CU risk score 5.		09/24/2019: A CDA report reflecting a value $XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301295042	de37bd3c-c3d3-e911-abc7-f4e9d4a75a52	1646		QM/Non-HPML		Credit		Failure to Verify Sale of Previous Property	File is missing the final Settlement Statement or Closing Disclosure verifying the departing residence on the final application was paid off and Borrower netted sufficient cash to close.	9/13/19 XX: please see attached.	09/16/2019: Lender provided final settlement statement for departing property. Exception cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.67% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 743 Years in Field Borrower has 30 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301295042	2b9c0117-c3d3-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU score 3.8	09/11/2019: AVM	09/12/2019: The AVM report value of $XXX,XXX.XX to appraisal value of $XXX,XXX.XX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.67% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 743 Years in Field Borrower has 30 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301316345	f6272d56-b5e4-e911-abc7-f4e9d4a75a52	1689		QM/Non-HPML		Credit		Missing Evidence of HOA Fees	Evidence of HOA dues for property #2 and #3 on the final application not provided. Additional conditions may apply.	10/04/2019: Please rescind. The HOA dues are documented through schedule E of the tax returns	10/04/2019: Audit re-analyzed the loan file, and has determined that the XXXX Schedule E-part I- federal statement (located on page 182) is sufficient verification of HOA fees to meet guideline requirements. Condition rescinded.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 785 Years on Job Borrower has 10.1 years on job General Comp Factor 1 Refinance reduces rate from 6.25% to 4.250%				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301316345	18532746-76e4-e911-abc7-f4e9d4a75a52	1688		QM/Non-HPML		Credit		Missing Evidence of Taxes and Insurance	Evidence of insurance for property #2 and #3 on the final application not provided. Additional conditions may apply.	10/04/2019: Please rescind. The property at XXXX X XXXXXXXX is escrowed as evidenced by the mortgage statement. Insurance for the property located at XXXX X XXXXXXXXXXX is documented by schedule E of the tax returns	10/04/2019: Audit re-analyzed the loan file, and has determined that the Mortgage Statement for REO #2 (located on page 81) reflects escrows for both taxes and insurance within the monthly payment amount. The XXXX Schedule E-part I-property B (located on page 167) is sufficient verification of insurance to meet guideline requirements. Condition rescinded.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 785 Years on Job Borrower has 10.1 years on job General Comp Factor 1 Refinance reduces rate from 6.25% to 4.250%				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301281464	bf35d8b3-26d3-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	Guidelines require a VVOE within 10 business days prior to the note date. The VVOE is > 10 days < 30 days for the borrower.		09/09/2019: Finding deemed non-material, loan will be graded a B for all agencies	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.10% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 764 Reserves are higher than guideline minimum Borrower has 14 years in Field				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301281451	edc38dfe-5ce1-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	Guidelines require a VVOE within 10 business days prior to the note date. The WVOE with borrowers previous employer is greater than 10 days prior to note date. WVOE is dated one (1) day after last day of employment.	10/1 XX: see attached	10/02/2019: Lender provided WVOE for Borrower's prior job with corrected end date - initialed by the verifier. Condition cleared.10/01/2019: Audit reviewed document provided. The top of the document is cut off. Unable to determine name of employer. Condition remains.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.20 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 791 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 36.10 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301281451	d8a5e33e-5ae1-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA Report was not provided. CU Risk Score 4.2.		09/30/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.20 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 791 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 36.10 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301281449	b5926d32-eede-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.		09/26/2019: Audit reviewed evidence for VOB document source and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 5.70 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 811 Years Self Employed Borrower has 16 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301282390	fde14332-40de-e911-abc7-f4e9d4a75a52	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	The Initial CD dated XX/XX/XXXX per Disclosure History is missing from the loan file. No Cure.		09/30/2019: Received initial closing disclosure. Evidence it was acknowledged previously provided. Timing requirement met. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.85% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 768 Years on Job Borrower has 5.92 years on the job				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301282182	e2fada0c-19d6-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	Guidelines require a VVOE within 10 business days prior to the note date. The VVOE is > 10 days < 30 days for the borrower.		09/17/2019: Variance to DU feedback/guideline approved for lender by GSE. Exception will be rated a B for all agencies.09/13/2019: Finding deemed non-material, loan will be graded a B for all agencies.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.38% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 782 LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 74.36%				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301282182	016445e4-19d6-e911-abc7-f4e9d4a75a52	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	Tax Transcript not provided as required by DU		09/17/2019: Audit re-analyzed AUS #15, and has determined that tax transcripts were not ordered per AUS. Condition rescinded.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.38% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 782 LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 74.36%				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301337785	204b98ac-75be-4d35-943a-cbbc01eed77b	3174		QM/Agency Safe Harbor		Compliance		Incorrect disclosure of Origination Charges - Section A	The Broker Administration Fee paid to the broke reflected in section A of the final Closing Disclosure is missing service provider name. Provide corrected CD and letter of explanation to the Borrower.		09/27/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301295673	4a6403da-5ed6-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	Guidelines required a VVOE within 10 business days prior to the note date. The VVOE for the borrower and co-borrower are greater than 10 days prior to the note.		09/13/2019: Variance to DU feedback/guideline approved for lender by GSE. Exception will be graded a B for all agencies.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.31% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 778 Years in Field Borrower has 16 years in Field				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301295673	f2969507-4ad6-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU risk score of 3.		09/16/2019: A CDA report reflecting a value $X,XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.31% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 778 Years in Field Borrower has 16 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301300580	aca91809-1b03-4bd5-a521-fef95a6a140b	3254		QM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The Contact St license ID of the Settlement Agent is missing. Provide re-disclosed CD and LOE to the borrower.	09/16/2019: please see attached which was included in original upload, pls rescind	09/16/2019: Audit reviewed Post Closing CD, Notification of the error (i.e., the letter to borrower), documents were sent via e-mail therefore no tracking available, and has determined that documentation submitted is deemed acceptable. Loan will be rated 'B'.09/12/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 34.90 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.65% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 786				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301300580	3e340459-6cd5-e911-abc7-f4e9d4a75a52	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	The Initial CD in file is missing pages 4 and 5.	09/16/2019: please see attached, please clear	09/16/2019: Audit reviewed complete copy of the initial CD, and has determined that the documentation submitted is deemed acceptable. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 34.90 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.65% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 786				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301300580	9f6ec4e9-61d5-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	Guidelines require a VVOE within 10 business days prior to the note date. The VVOE is greater than 10 days prior to note date.		09/12/219: Variance to DU feedback/guideline approved for lender by GSE. Exception will be graded a B for all agencies.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 34.90 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.65% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 786				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301337784	8baf3b76-54e1-e911-abc7-f4e9d4a75a52	3228		QM/Agency Safe Harbor		Compliance		Missing Loan Estimate / LE Not in File	The LE, dated XX/XX/XXXX, is missing from the loan file. No CurePer the disclosure history an origination package was sent to the borrowers on 7/30/19	9/30 XX please see attached, please clear	10/01/2019: Lender provided LE dated XX/XX/XXXX. Condition cleared.	Years on Job Borrower has 17 years on job DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 38% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 774				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301337784	3e1be5bf-54e1-e911-abc7-f4e9d4a75a52	992		QM/Agency Safe Harbor		Credit		Invalid AUS	The Lender's Guidelines/Agency Guidelines require loan data to be resubmitted to DU if the data changes from the time the AUS was last run. The most recent AUS in file reflects Cash to borrower of $XX,XXX.XX vs. actual cash to borrower was $XX,XXX.XX.	10/1 CP: See attached	10/02/2019: Lender provided updated AUS. Condition cleared.	Years on Job Borrower has 17 years on job DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 38% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 774				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301337784	d5ff24f3-53e1-e911-abc7-f4e9d4a75a52	2792		QM/Agency Safe Harbor		Credit		Missing Tax Transcripts	Tax Transcript not provided as required by DU	09/30/2019: Please rescind. Transcripts not required for this transaction	09/30/2019: Audit re-analyzed AUS (#22), and has determined that tax transcripts were not ordered per AUS. Condition rescinded.	Years on Job Borrower has 17 years on job DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 38% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 774				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301312307	563d0049-7ddc-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	09/24/2019: Please clear this condition based on the attached VOB.	09/24/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.31% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 785 Years in Field Borrower has 20 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301282386	c1054b96-538e-43be-86bb-d684c6f65036	3254		QM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The State license ID of the Settlement Agent is missing. Provide re-disclosed CD and letter of explanation.		09/11/19: Corrected CD and Letter of explanation included in the loan file, exception cured post close, this exception is deemed non-material per SFIG guidance, loan will be graded B for all agencies.	Reserves are higher than guideline minimum UW Guides require 2.60 months reserves, loan qualified with 35.70 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.22% Years on Job Borrower has 13 years on job				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301282386	4132a66a-c1d4-e911-abc7-f4e9d4a75a52	701		QM/Non-HPML		Credit		Failure to obtain Employment Verification	The verbal employment verifications provided for both borrowers are incomplete. Per the guidelines "The VVOE conversation must be documented. It should include the following: • name and title of the person who confirmed the employment for the lender, • name and title of the person who completed the verification for the employer, • date of the call, and • the source of the phone number." The item in the first bullet point (name and title of the person who completed the verification for the employer) is missing for both borrowers.	09/20/2019: Please clear. The verbals on file say verified by XXXXXXXX. Previous document provided on the first upload verifies that this is XXXXX XXXXXXX and XX is a verification specialist. XX 9/17/19: Please see pages 668 and 670. Under verifier's name it says SXXX. This would show the connection between the two names. 09/13/2019: Please see attached showing that VVOE specialist XXXXX was the person who obtained and cleared the VVOEs for both borrowers.
09/20/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying underwriter and title. Verifier's name on VOE match that of print screen. Condition cleared.09/18/2019: Audit reviewed Lender's response and has determined the VVOE's for both borrower's do not show the verifier's name and title who verified the VVOE. Condition remains.09/13/2019: Audit reviewed evidence for VOE document source, and has determined that the internal screen shot verifies a specialist name, however it is missing loan number/borrower and dates associated with VOE's verified in the loan file. Condition remains.
												Reserves are higher than guideline minimum UW Guides require 2.60 months reserves, loan qualified with 35.70 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.22% Years on Job Borrower has 13 years on job				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301282386	40232a53-c2d4-e911-abc7-f4e9d4a75a52	854		QM/Non-HPML		Credit		Failure to obtain Lease Agreements	Missing current lease/rental agreement for Property #2 located on Schedule of Real Estate Owned on the Final Application. Per appendix Q , both IRS Form 1040 Schedule E and a current lease/rental agreement is necessary to verify all consumer rental income; in order for the loan to be classified as a Qualified Mortgage.	09/13/2019: Please rescind. We are not using any rental income and are qualifying with the full PITIA for these properties.	09/13/2019: Audit concurs with the Lender Rebuttal, and has determined that the rental income was not used to qualify, therefore a lease is not required. Condition rescinded.	Reserves are higher than guideline minimum UW Guides require 2.60 months reserves, loan qualified with 35.70 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.22% Years on Job Borrower has 13 years on job				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301282386	097c724e-c1d4-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided.		09/12/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	Reserves are higher than guideline minimum UW Guides require 2.60 months reserves, loan qualified with 35.70 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.22% Years on Job Borrower has 13 years on job				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301282384	32724e98-adeb-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	10/11 XX: Attached	10/16/2019: Audit reviewed the Lender response, Lender provided the source of the 3rd party information obtained and the name and title of the Lender's employee who obtained the information for both businesses. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 15.96% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 808 Years in Field Borrower has 30 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301282384	97c9a1b9-76eb-e911-abc7-f4e9d4a75a52	2789		QM/Non-HPML		Credit		Missing Executed Business Returns	Per Appendix Q, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years; for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules. Signed business returns not provided.	10/11 XX: Attached	10/16/2019: Lender provided the signed and dated Personal tax returns for XXXX and XXXX. Condition Cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 15.96% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 808 Years in Field Borrower has 30 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301282384	44a970c7-76eb-e911-abc7-f4e9d4a75a52	2788		QM/Non-HPML		Credit		Missing Executed Personal Tax Returns	Per Appendix Q, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years. Signed returns not provided.	10/11 XX: Attached	10/16/2019: Lender provided the signed and dated Business tax returns for XXXX and XXXX for both businesses. Condition Cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 15.96% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 808 Years in Field Borrower has 30 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301282384	fd7370a8-76eb-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU Risk 4.4		10/11/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 15.96% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 808 Years in Field Borrower has 30 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301283960	6128407e-49d9-e911-abc7-f4e9d4a75a52	3174		QM/Non-HPML		Compliance		Incorrect disclosure of Origination Charges - Section A	The Broker Administration fee in section A of the final Closing Disclosure is missing the name of the service provider. Provide corrected CD and letter of explanation to the Borrower.	09/23/2019: Please see attachment	09/23/2019: Audit reviewed Post Closing CD, Notification of the error (i.e., the letter to borrower), e-mail sent as notification to borrowers, and has determined that documentation submitted is deemed acceptable. Loan will be rated 'B'.					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301301040	0e7c3032-63d9-e911-abc7-f4e9d4a75a52	1502		QM/Non-HPML		Credit		Missing HUD-1 From Sale of Previous Property	Final CD from departing residence evidencing liens paid and netting sufficient cash to close and or reserves was not provided. Additional conditions may apply.	9/19 XX: please see attached	09/20/2019: Audit reviewed the certified Seller Closing Statement verifying the departing residence on the final application was paid off and Borrower netted sufficient cash to close, condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 776 DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 31.91% CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 63.29%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301283959	c1264d9a-9d28-49fe-a5c2-affbcbd33a92	3269		QM/Non-HPML		Compliance		Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)	The LE reflects a lender credit in the amount of $X,XXX. The lender credit decreased to $XXXX.XX on the CD with no indication of a valid COC to account for the $XXX decrease in the credit. Provide re-disclosed CD and letter of explanation.		09/27/2019: Received change in circumstance reflecting $XXXX.XX lender credit due to relock. The remaining credit on final CD is due to tolerance cure. Condition cleared.09/18/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.37% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 750 Years in Field Borrower has 25 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301283959	8ab38b10-30da-e911-abc7-f4e9d4a75a52	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	The CD is missing from the loan file. No Cure.	09/24/2019: Please see attached	09/27/2019: Received interim CD and change in circumstance. Condition cleared.09/27/2019: Received interim CD and change in circumstance. Condition cleared.09/24/2019: Audit reviewed CD dated XX/XX/XXXX, and has determined that documentation submitted is deemed acceptable. HOWEVER, the Disclosure History on page 455 also reflects a CD dated XX/XX/XXXX which is missing from the loan file. Condition remains.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.37% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 750 Years in Field Borrower has 25 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301283959	433afd1e-2eda-e911-abc7-f4e9d4a75a52	1646		QM/Non-HPML		Credit		Failure to Verify Sale of Previous Property	File is missing the final Settlement Statement or Closing Disclosure verifying the departing residence on the final application was paid off and Borrower netted sufficient cash to close.	09/20/2019: Please see attached	09/20/2019: Audit reviewed true & certified Closing Disclosure for departure residence, and has determined that evidence of sufficient funds was reflected on said document to verify funds to close. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.37% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 750 Years in Field Borrower has 25 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301283957	2a3ec7b7-4ad3-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU risk 4.1	09/12/2019: CDA	09/12/2019: A CDA provided reflecting a value of $XXX,XXX.XX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301286092	1a50b1e8-5fd9-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	Guidelines require a VVOE within 10 business days prior to the note date. The VVOE is greater than 10 days prior to note date		09/17/2019: Variance to DU feedback/guideline approved for lender by GSE.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.39% FICO is higher than guideline minimum UW Guides require FICO of 700 loan qualified with FICO of 797 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 70.94%				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301286046	d06be470-e7cf-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided	9/9 XX: Please see attached	09/10/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Exception cleared.	Full Documentation Full documentation loan CLTV is lower than guideline maximum Loan qualified with a 28.19% CLTV FICO is higher than guideline minimum Loan qualified with a 761 Fico				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301293571	96d6808e-dcd3-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Score 2.7		09/12/2019: The AVM report value of $XXX,XXX.XX to appraisal value of $X,XXX,XXX.XX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301286208	010fcf7e-522d-4013-848c-23f666d207a5	1571		QM/Non-HPML		Compliance		Incorrect rescission model – Same lender refinance requires form H-9	Same Lender refinance transactions require form H-9. Please provide a letter of explanation, Proof OF Delivery, Refund Fee Tolerance, Re-open Rescission if Applicable, and Disclose Correct Information, within 60 days of discovery (TILA 130(b)).		10/08/2019: The loan is out of the rescission period, rescission expired on XX/XX/XXXX. Condition cleared. Loan will be rated a B for all agencies. 10/03/2019: Audit reviewed the documentation submitted, and has determined that the Notification of error, reopened rescission, evidence of shipment and corrected RTC was provided. However, unable to clear condition as loan is currently in the rescission period, rescission expires midnight on XX/XX/XXXX. Loan will be cleared when the rescission period has expired. Condition remains.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.50% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 722 LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 71.%				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301294573	1b460d18-76d5-e911-abc7-f4e9d4a75a52	2992		QM/Non-HPML		Credit		Assessor's Parcel Number is not consistent between Appraisal, Title, and/or Mortgage.	APN # does not match on the appraisal, title and/or mortgage.	09/16/2019: Please rescind. The APN is the same between the title commitment and the appraisal. The only number that is different is on the tax bill which would be the account number.	09/16/2019: Audit reviewed the County Treasurer Document submitted, and has determined that the Title reflects the property Account number, whereas the Appraisal and Mortgage reflect the parcel number. Both numbers are acceptable as property identifiers. Condition rescinded.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 90.70 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.27% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 774				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301294573	14a90cbb-78d5-e911-abc7-f4e9d4a75a52	795		QM/Non-HPML		Credit		Failure to obtain Verbal Verification of Employment	Lender provided VVOE > 10 days but < 30 days for co-borrower.		9.12.19: Variance to DU feedback/guideline approved for lender by GSE. Exception will be graded a B for all agencies.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 90.70 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.27% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 774				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301294573	80ef81ec-78d5-e911-abc7-f4e9d4a75a52	914		QM/Non-HPML		Credit		Missing income documentation	Per Appendix Q, a creditor must verify the consumer’s employment for the most recent two full years, and the consumer must explain any gaps in employment that span one or more months and Indicate if he/she was in school or the military for the recent two full years, providing evidence supporting this claim, such as college transcripts, or discharge papers. File is missing VVOE for previous employer covering from XX/XX/XXXX to XX/XX/XXXX. Additional findings may apply.	09/16/2019: Please see attached processor cert, LOX and verification of business filing showing that XXXXX XXXXX XXXXXXXXX is no longer active. The information provided would be sufficient to show the borrower's complete two year employment history.	09/16/2019: Audit reviewed all VOE documentation, and has determined that sufficient evidence was provided to verify 2 years of employment history. Previous employer is no longer in business, therefore paystubs and LOX from borrower and processor are deemed acceptable. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 90.70 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.27% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 774				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301294573	12529f94-79d5-e911-abc7-f4e9d4a75a52	1693		QM/Non-HPML		Credit		Missing LOE	Missing LOE from borrower regarding gap in employment between XX/XX/XXXX to XX/XX/XXXX. Gap letter in file covers gap from XX/XX/XXXX to XX/XX/XXXX. Additional findings may apply.	09/16/2019: Please see page 150 showing the LOX for the only gap in the borrower's employment greater than 30 days.	09/16/2019: Audit concurs with the Lender Rebuttal, and has determined that Gap LOX was located on page 150 of the original loan file. No other Gap letter is required. Condition rescinded.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 90.70 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.27% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 774				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301286263	bc5e8c4c-a6d0-e911-abc7-f4e9d4a75a52	3254		QM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The License number of the Settlement Agent is missing. No Cure.		09/10/2019: Audit reviewed Post Closing CD, Notification of the error (i.e., the letter to borrower), documents were sent via e-mail therefore no tracking available, and has determined that documentation submitted is deemed acceptable. Loan will be rated 'B'.09/06/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies	DTI is lower than guideline maximum Loan qualified with a 8.05% DTI FICO is higher than guideline minimum Loan qualified with a 766 fico Full Documentation Full documentation loan				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301286263	0bb648db-88d8-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided	09/18/2019: Please Clear: Attached please find the item from the second bullet point.	09/18/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	DTI is lower than guideline maximum Loan qualified with a 8.05% DTI FICO is higher than guideline minimum Loan qualified with a 766 fico Full Documentation Full documentation loan				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301286263	62e7531a-a6d0-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	Missing CDA. Cu risk 3.4		09/10/2019: A CDA report reflecting a value $XXXXXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.	DTI is lower than guideline maximum Loan qualified with a 8.05% DTI FICO is higher than guideline minimum Loan qualified with a 766 fico Full Documentation Full documentation loan				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301313743	66244c58-35d9-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	Per Appendix Q.The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.		09/20/2019: Audit reviewed evidence for VOB document source and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	FICO is higher than guideline minimum UW Guides require a FICO score 680 loan qualified with FICO of 796. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 17.30 months reserves. Years Self Employed Borrower has 5.83 years Self Employed.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301313743	eb986214-36d9-e911-abc7-f4e9d4a75a52	2789		QM/Non-HPML		Credit		Missing Executed Business Returns	Self-employed Borrower: Per Appendix Q, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years; for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules. Signed business returns not provided.		09/20/2019: Received signed/dated XXXX & XXXX personal tax returns. Condition cleared.	FICO is higher than guideline minimum UW Guides require a FICO score 680 loan qualified with FICO of 796. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 17.30 months reserves. Years Self Employed Borrower has 5.83 years Self Employed.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301313743	4efa2a27-36d9-e911-abc7-f4e9d4a75a52	2788		QM/Non-HPML		Credit		Missing Executed Personal Tax Returns	Per Appendix Q, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years. Signed returns not provided.		09/20/2019: Received signed/dated XXXX & XXXX business tax returns. Condition cleared.	FICO is higher than guideline minimum UW Guides require a FICO score 680 loan qualified with FICO of 796. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 17.30 months reserves. Years Self Employed Borrower has 5.83 years Self Employed.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301313743	370248aa-35d9-e911-abc7-f4e9d4a75a52	914		QM/Non-HPML		Credit		Missing income documentation	Self-employed Borrower: Per Appendix Q, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years; for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules and year to date profit and loss (P&L) statement and balance sheet. (Verify addition documentation required with Lender guidelines) File is missing page one for all personal and business tax returns.	9/19 XX: Please see attached personal/business tax returns/ The profit and loss and balance sheet were also included in the submission package originally	09/20/2019: Received page 1 for XXXX/XXXX personal and business tax returns. Condition cleared.	FICO is higher than guideline minimum UW Guides require a FICO score 680 loan qualified with FICO of 796. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 17.30 months reserves. Years Self Employed Borrower has 5.83 years Self Employed.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301286099	99646019-bdd0-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in file. CU score of 2.9.		09/10/2019: A CDA provided reflecting a value of $XXX,XXX.XX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301300384	bec2c746-3dd0-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	9/9/19 XX Please clear this based on the attached VOB.	09/10/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Exception cleared.	Years in Field Borrower has 10 years in Field No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 35 months payment history with no late payments reported FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 778				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301293885	059868d9-c9d4-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	09/13/2019: Please see attached.	09/13/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.41% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 803 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 11.60 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301293885	61f44b9f-c4d4-e911-abc7-f4e9d4a75a52	91		QM/Non-HPML		Credit		Failure to obtain Purchase Contract	All addendums to the purchase contract were not provided. Missing addendum reflecting personal property conveyed in the sale has no value.
09/18/2019: Please see B4-1.3-02: Subject and Contract Sections of the Appraisal Report. Note: Financial assistance or concessions paid by any party on behalf of the borrower includes both monetary and non-monetary items, including below-market-rate mortgage financing, gifts of personal property, and payment of property taxes or HOA dues for a period of time. This indicates that we are allowed to make adjustments to the sales price based upon personal property.09/13/2019: Please rescind. The items in question would need to be worth $XXX,XXX.XX total in order to make the transaction ineligible. Approximate value of all of these items would be around $XX,XXX.XXand this would be on the high side of an estimate.
											09/18/2019: Audit reviewed with Management, and has determined that the Appraisal states no value was given, it is considered a gift. Condition rescinded. 09/13/2019: Audit reviewed the Lender Rebuttal, and has determined that per XXXX personal property cannot be included in the sales transaction. Condition remains.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.41% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 803 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 11.60 months reserves				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301293885	9c20f8c3-09d4-e911-abc7-f4e9d4a75a52	1657		QM/Non-HPML		Credit		Ineligible Property Type	Lender guidelines reflect properties zoned agricultural are ineligible. Subject is zoned A-1-20, Agricultural Low Density and is 2.39 acres. Subject improvements include Barn, covered horse stalls and horse pens per appraisal.	09/18/2019: Please rescind. Our current XXXXXXXXXX Guidance allows for properties zoned as agricultural as long as they do not appear to be a working farm.09/13/2019: Please rescind. Nationwide guidance states that if the property is not over 20 acres, the borrower does not have more than $XX,XXX of schedule F income reporting on the personal returns and the property does not appear to be a working farm then agricultural properties would be acceptable.	10/04/2019: Audit acknowledges the client approved guideline exception for zoning outside guidelines. Loan will be rated a B.09/18/2019: Audit consulted with Management, and has determined that this appears to be a horse farm with evidence of schedule F activity, therefore it is a working farm. Condition remains. 09/13/2019: Audit reviewed the Lender Rebuttal, and has determined that guidance provided to us deems any property zoned as agricultural as ineligible. Condition remains.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.41% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 803 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 11.60 months reserves				3	2	C	B	C	B	C	B	C	B	C	B	Acknowledged
301293885	357a87c0-cad4-e911-abc7-f4e9d4a75a52	906		QM/Non-HPML		Credit		Missing hazard insurance declaration	The Hazard Insurance effective date is after the Note . Please provide evidence of insurance effective at consummation to cure.	09/13/2019: Please rescind. This is a dry funding state we would only need to have insurance effective as of the disbursement date.	09/11/2019: Any liability or issue that may potentially exist would fall on the original creditor and not necessarily fall on an assignee, as insurance coverage is in fact in place on the transaction, and coverage is sufficient.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.41% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 803 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 11.60 months reserves				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301289535	d32b4e06-08d0-e911-abc7-f4e9d4a75a52	724		QM/Non-HPML		Credit		Missing Documentation	Missing HELOC Closeout Letter.	09/10/2019: Please rescind. Per the credit report, the 2nd mortgage paid off was not a HELOC but a second mortgage. Therefore a closeout letter would not be required	09/10/2019: Audit re-analyzed the Credit Report, as well as the final CD, and has determined that the second lien is a mortgage NOT a HELOC. Closure letter is not required. Condition rescinded.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 74.22% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.82% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 770				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301293570	36b4d1d7-e5cf-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in file.	09/05/2019: CDA	09/06/2019: A CDA provided reflecting a value of $X,XXX,XXX.XX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301293632	3d91ef1b-12da-e911-abc7-f4e9d4a75a52	3254		QM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The Contact St license ID of the Borrowers and Sellers Real Estate Brokers are in the incorrect line. Provide re-disclosed CD and LOE to the borrower.	09-19-19 XX Please see attachment	09/20/2019: Audit reviewed the Post Closing CD, and has determined that the condition remains non-material per SFIG guidance, loan will be graded a B for all agencies. Note: When/If a new PCCD is issued, rating remains a B. 09/18/2019: A Post Close CD corrected and LOE to the borrower. The loan will be graded a B for all agencies.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 652 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 787 Years in Field Borrower has 10 years in Field				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301293632	23546d9c-11da-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	• The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	9/19 XX: please see attached	09/20/2019: Audit review of the source of the information obtained and name and title of Lender's employee who obtained the information deemed acceptable, condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 652 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 787 Years in Field Borrower has 10 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301293632	2de3f40f-5fd9-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	The CDA report is missing. CU risk score of 3.		09/23/2019: A CDA provided reflecting a value of $XXX,XXX.XX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 652 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 787 Years in Field Borrower has 10 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301286282	5d583ba2-fcd0-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	CDA Report was not provided.		09/10/2019: The AVM report value of $X,XXX,XXX.XX to appraisal value of $X,XXX,XXX.XX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301337517	27bb92cf-e88c-4961-a543-68d01961349f	3254		QM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information is incomplete. The Contact St license ID of the Sellers Real Estate Broker is missing. Provided re-disclosed CD and LOE.	10-15-19 XX Please clear condition. The revised CD was uploaded in the XXX portal.	10/11/2019: Audit reviewed lenders response. A PCCD received previously corrected license ID for sellers Real Estate Broker. Exception remains downgraded.10/11/2019: A Post Close CD corrected license ID and the loan will be graded a B for all agencies	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 133.60 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 792 Years in Field Borrower has 6 years in Field				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301337517	f1d48ff5-5bec-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	Guidelines required a VVOE within 10 business days prior to the note date. The VVOE is greater than 10 days prior to the note date.	XX 10/15/19: Please rescind verbals are good for 30 days.	10/16/2019: Audit reviewed Lenders response, however; Variance to DU feedback/guideline approved for lender by GSE. Exception remains downgraded.10/11/2019: Variance to DU feedback/guideline approved for lender by GSE. Exception will be graded a B for all agencies	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 133.60 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 792 Years in Field Borrower has 6 years in Field				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301337517	cb1c27b3-5bec-e911-abc7-f4e9d4a75a52	914		QM/Non-HPML		Credit		Missing income documentation	The Agency Guidelines require a pay stub and the W2's for the most recent two-year period or a standard Verification of Employment (1005). The loan file is missing the XXXX W2 for the Borrower. Additional conditions may apply.	XX 10/15/19: Please rescind. Please see page 691 showing the WVOE for XXXXX. W2 would not be required in this case.	10/16/2019: Audit reviewed Lenders response. Exception rescinded.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 133.60 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 792 Years in Field Borrower has 6 years in Field				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301286280	0126ccb4-36d6-e911-abc7-f4e9d4a75a52	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	The Initial CD as listing on the Disclosure Tracking log is missing from the loan file. No Cure.	09/24/2019: Please see attached. Please rescind, this was provided previously XX 9/18/2019 – Please see attached	09/24/2019: Audit reviewed CD dated XX/XX/XXXX, and has determined that said document was not located within the original file. Documentation submitted is deemed acceptable. Condition cleared. 09/19/2019: Lender provided CD dated XX/XX/XXXX; however, did not provided Initial CD dated XX/XX/XXXX per Disclosure tracker. Condition remains.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301307306	02569eb4-7ce4-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The items required in the both bullet points was not provided.	10/4 XX: Attached	10/04/2019: Audit reviewed evidence for VOB document source and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	FICO is higher than guideline minimum UW Guides required FICO of 700, loan qualified with FICO of 725 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 18.50 months reserves Years Self Employed Borrower has 21.17 years self-employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301287155	e0bf9484-32d3-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided.		09/10/2019: The AVM report value of $X,XXX,XXX.XX to appraisal value of $X,XXX,XXX.XX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301287046	391bbfdc-cccf-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA Report was not provided in file.		09/10/2019: A CDA provided reflecting a value of $X,XXX,XXX.XX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301295515	0642044a-26d0-e911-abc7-f4e9d4a75a52	2788		QM/Non-HPML		Credit		Missing Executed Personal Tax Returns	Guidelines require 2 years signed and dated personal tax returns with all schedules. Tax returns in file are not signed.	9/18 XX: Please see attached	09/19/2019: Lender provided executed signature pages to XXXX and XXXX personal tax returns. Condition cleared.	Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $X,XXX.XX in disposable income Reserves are higher than guideline minimum UW Guides require 2.72 months reserves, loan qualified with 19.60 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 791				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301295515	105b0ffd-25d0-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in file. CU Risk Score is 5.		09/10/2019: A CDA provided reflecting a value of $XXX,XXX.XX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.	Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $X,XXX.XX in disposable income Reserves are higher than guideline minimum UW Guides require 2.72 months reserves, loan qualified with 19.60 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 791				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301291471	0c20eaf3-9884-42f8-a31d-f2d732c94d62	3295		QM/Non-HPML		Compliance		Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XXX.XX a month vs. the calculated value of $XXX.XX a month. The lender used the incorrect amount of $XXX.XX for the taxes vs. the actual amount of $XXX.XX (NOT IN ESCROW) Provide re-disclosed CD and letter of explanation.	09-18-19 XX Please see attachment	09/19/2019: Lender provided PCCD, LOE and proof of delivery. Non-material per SFIG guidance, loan will be graded a B for all agencies.09/11/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301287016	5d869ca9-b0d4-e911-abc7-f4e9d4a75a52	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	Lender's guidelines require 2 years IRS transcripts. XXXX Transcripts not provided.	09/13/2019: Please rescind. This loan program only requires the most recent one year of tax transcripts	09/13/2019: Audit reviewed the XXXX Tax Transcript evidence located on page 163, and has determined AUS item #20 was fulfilled. Condition rescinded.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.27% CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 37.33% Reserves are higher than guideline minimum UW Guides required no months reserves, loan qualified with 32 months reserves				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301314034	075ab9e3-76e4-e911-abc7-f4e9d4a75a52	3		QM/Non-HPML		Credit		CLTV Exceeds Guidelines	Added 10/01/0219: Received subordination agreement for second lien of $XX,XXX.XX which results in CLTV of 69.18%. AUS findings reflect a second lien of $XX,XXX.XX with a CLTV of 53%. Please provide revised AUS findings.		10/02/2019: Received revised AUS finding with correct CLTV. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 774 Reserves are higher than guideline minimum Uw Guides require 0 months reserves, loan qualified with 44.80 months reserves Years in Field Borrower has 20 years in field, Co-Borrower has 20 years in field				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301314034	298fc7fb-4ce1-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	Guidelines require a VVOE within 10 < 30 business days prior to the note date. The VVOE is greater than 10 days prior to note date.	09/30/2019: Please rescind. UWM has a variance that allows for 30 days	09/30/2019: Variance to DU feedback/guideline approved for lender by GSE. Exception will be graded a B for all agencies.09/27/2019: Variance to DU feedback/guideline approved for lender by GSE.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 774 Reserves are higher than guideline minimum Uw Guides require 0 months reserves, loan qualified with 44.80 months reserves Years in Field Borrower has 20 years in field, Co-Borrower has 20 years in field				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301314034	8e36c1cc-5de1-e911-abc7-f4e9d4a75a52	904		QM/Non-HPML		Credit		Missing HELOC agreement	Subordinated Equity line agreement not provided. DU requires verification of terms of the subordinate financing.		10/01/2019: Audit reviewed lender’s rebuttal and original loan file. The subordination agreement was provided on page 528 and is acceptable. Original subordination provided on page 44. Condition rescinded.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 774 Reserves are higher than guideline minimum Uw Guides require 0 months reserves, loan qualified with 44.80 months reserves Years in Field Borrower has 20 years in field, Co-Borrower has 20 years in field				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301289335	1a229628-57d3-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	9/10/19 XX Please clear this condition based on the attached VOB.	09/10/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Exception cleared.	FICO is higher than guideline minimum Loan qualified with FICO of 751 Disposable Income is higher than guideline minimum Loan qualified with disposable income of $7,221.46 Reserves are higher than guideline minimum Loan qualified with 23.80 mos of reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301310271	63feff1d-12df-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.		09/27/2019: Audit reviewed evidence for VOB document source and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	Years Self Employed Borrower has 15 years Self Employed FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 742 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 7.70 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301310271	25ab1e5d-9fdf-e911-abc7-f4e9d4a75a52	1667		QM/Non-HPML		Credit		Missing HUD from sale of other property owned	Final CD or Alt A Settlement Statement from departing residence evidencing liens paid and netting sufficient cash to close and reserves was not provided. Additional conditions may apply.		09/27/2019: Received certified final settlement statement verify home sold, lien paid and netting sufficient funds. Condition cleared.	Years Self Employed Borrower has 15 years Self Employed FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 742 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 7.70 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301310271	5cdd2888-12df-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Score 5.0		10/11/2019: Received XXXXXXX review appraisal in lieu of CDA. Review reflects a value of $X,XXX,XXX.XX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.	Years Self Employed Borrower has 15 years Self Employed FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 742 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 7.70 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301287054	8149f010-2ad4-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA Report was not provided in file		09/12/2019: A CDA provided reflecting a value of $XXX,XXX.XX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301287065	0e88dc00-fdd3-e911-abc7-f4e9d4a75a52	1667		QM/Non-HPML		Credit		Missing HUD from sale of other property owned	Final Hud-1 from departing residenceon the final application evidencing liens paid and netting sufficient cash to close was not provided. Closing statement in file is estimated and unsigned. Additional conditions may apply.	09/19/2019: Please see attached.	09/19/2019: Audit reviewed executed Closing Disclosure for departure residence, and has determined that evidence of sufficient funds was reflected on said document to verify funds to close. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, qualified with FICO of 780 Years on Job Borrower has 6 years Self Employed 4.83 years No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 69 months payment history with no late payments reported				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301287065	2df7f447-fdd3-e911-abc7-f4e9d4a75a52	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	Lender's guidelines require 2 years IRS transcripts. Transcripts not provided.	9/11/19: Please rescind. Transcripts would not be required for the type of income we are using on this file.	09/12/2019: Received updated guidance from Client. Tax transcripts are not required if not utilized in AUS findings. Condition rescinded.	FICO is higher than guideline minimum UW Guides require FICO of 700, qualified with FICO of 780 Years on Job Borrower has 6 years Self Employed 4.83 years No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 69 months payment history with no late payments reported				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301287065	b15e9b60-fdd3-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file CU Score 2.8.		09/12/2019: A CDA provided reflecting a value of $XXX,XXX.XX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, qualified with FICO of 780 Years on Job Borrower has 6 years Self Employed 4.83 years No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 69 months payment history with no late payments reported				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301293991	ac12815a-70ce-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	Guidelines require a VVOE within 10 business days prior to the note date. The VVOE is greater than 10 days prior to note date.		09/04/2019: Variance to DU feedback/guideline approved for lender by GSE. Exception will be graded a B for all agencies.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 772. DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.15%. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 113.30 months reserves.				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301293991	ee81f688-1ecf-e911-abc7-f4e9d4a75a52	914		QM/Non-HPML		Credit		Missing income documentation	Guidelines require a pay stub within 30 days prior to loan application date. The pay stub is greater than 30 days prior to loan application date.		09/04/2019: Variance to DU feedback/guideline approved for lender by GSE. Exception will be graded a B for all agencies.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 772. DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.15%. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 113.30 months reserves.				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301287153	ffdd2b4e-42d6-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	Guidelines require a VVOE within 10 business days prior to the note date. The VVOE is > 10 days < 30 days for the borrower.		09/13/2019: Finding deemed non-material, loan will be graded a B for all agencies.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.20% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 709 Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $7,347.19 in disposable income				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301287150	95dbbb67-2ecf-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	Guidelines require a VVOE within 10 business days prior to the note date. The VVOE for the primary borrower is missing.	09/09/2019: Please see attached	09/09/2019: Audit reviewed VVOE, and has determined that the borrower VOE obtained within 10 days of Consummation date is deemed acceptable. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 4.8 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 19.03%, loan qualified with DTI of 19.03% FICO is higher than guideline minimum UW Guides require FICO of 738, loan qualified with FICO of 738				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301287147	138fa6e6-32cf-e911-abc7-f4e9d4a75a52	3165		QM/Non-HPML		Compliance		Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	WLSP is missing a detailed list of services which corresponds to the LE for services the borrower is permitted to shop for. No Cure - Missing document not provided.	9/9 XX While technically, the type of service should be listed on the Written List of Service Providers, the nature of the service is implied to be title services as the provider is a title company. Please rescind 9/5 XX please see attached, which was included in original upload, pls rescind	09/10/2019: Audit reviewed Lenders response, however; WLSP is missing a detailed list of services. Exception remains downgraded.09/05/2019: Audit reviewed Lenders response, however; WLSP is missing a detailed list of services. Exception remains downgraded.9.4.19: Non-material per SFIG guidance, loan will be graded a B for all agencies.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 14.30 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 18.96% CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 43.78%				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301287147	fa385209-32cf-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	09/09/2019: Please see attached	09/09/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 14.30 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 18.96% CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 43.78%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301298052	fa39278a-a7d0-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	9/9 XX: Please see attached	09/10/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Exception cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, qualified with FICO of 802 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 78.74% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.73%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301298052	1325f4b4-a7d0-e911-abc7-f4e9d4a75a52	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	Lender's guidelines require 2 years IRS transcripts. XXXX Transcripts not provided.	9/9/19 XX: Please rescind. Bank Buster loans only require the most recent one year of tax transcripts, which we have on file	09/10/2019: Audit reviewed Lenders response. Exception rescinded.	FICO is higher than guideline minimum UW Guides require FICO of 700, qualified with FICO of 802 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 78.74% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.73%				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301287252	6b4c3a6a-90e3-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	Guidelines require a VVOE within 10 business days prior to the note date. The VVOE is > 10 days < 30 days for the borrower		09/30/2019: Variance to DU feedback/guideline approved for lender by GSE.	FICO is higher than guideline minimum Loan qualified with a 755 Fico Full Documentation Full documentation loan Years on Job Borrower has 18 yrs on job				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301337780	90ee7efe-f68d-4baf-a455-24b6a2fc8d60	1571		QM/Agency Safe Harbor		Compliance		Incorrect rescission model – Same lender refinance requires form H-9	Same creditor refinance transactions require form H-9. SFIG Position - C-exception grade for circuits in which there is an unfavorable ruling for the usage of an H-8 form in all scenarios.	10/1 XX Agree, will reopen recession please see attached, please clear	10/07/2019: The loan is out of the rescission period, rescission expired on XX/XX/XXXX. Condition cleared. Loan will be rated a B for all agencies. 10/03/2019: Audit reviewed the documentation submitted, and has determined that the Notification of error, reopened rescission, evidence of shipment and corrected RTC was provided. Loan will be rated a Fitch B. HOWEVER, unable to clear condition as loan is currently in the rescission period, rescission expires midnight on XX/XX/XXXX. Loan will be cleared when the rescission period has expired. Condition remains.	CLTV is lower than guideline maximum UW guides maximim CLTV is 80%, loan qualified with CLTV of 70%. FICO is higher than guideline minimum UW guides minimum FICO is 680, loan qualified with FICO of 746. Years in Field Borrower has been in the same field 9 years.				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301337780	ffdc08ae-34e1-e911-abc7-f4e9d4a75a52	840		QM/Agency Safe Harbor		Credit		Failure to Obtain Hazard Insurance Declaration	The hazard insurance declaration for the subject property is effective post consummation. Finding deemed non-material, loan will be graded a B for all agencies”	9/30/19 XX: Please rescind. The loan disbursed on XX/XX/XXXX which is after the HOI was effective	10/01/2019: Audit reviewed Lenders response; however HOI is dated after consummation. Any liability or issue that may potentially exist would fall on the original creditor and not necessarily fall on an assignee, as insurance coverage is in fact in place on the transaction, and provided that the coverage is sufficient. Exception remains downgraded.09/27/2019: Finding deemed non-material, loan will be graded a B for all agencies.	CLTV is lower than guideline maximum UW guides maximim CLTV is 80%, loan qualified with CLTV of 70%. FICO is higher than guideline minimum UW guides minimum FICO is 680, loan qualified with FICO of 746. Years in Field Borrower has been in the same field 9 years.				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301337780	35a67c7f-34e1-e911-abc7-f4e9d4a75a52	1684		QM/Agency Safe Harbor		Credit		Missing Third Party Fraud Tool (Report)	The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Please provide Fraud Report with OFAC search. Additional conditions may apply.	9/30 XX: See attached	10/01/2019: Lender provided Fraud Report. Exception cleared.	CLTV is lower than guideline maximum UW guides maximim CLTV is 80%, loan qualified with CLTV of 70%. FICO is higher than guideline minimum UW guides minimum FICO is 680, loan qualified with FICO of 746. Years in Field Borrower has been in the same field 9 years.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301337780	c986be27-33e1-e911-abc7-f4e9d4a75a52	76		QM/Agency Safe Harbor		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU Score 2.7		09/30/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.	CLTV is lower than guideline maximum UW guides maximim CLTV is 80%, loan qualified with CLTV of 70%. FICO is higher than guideline minimum UW guides minimum FICO is 680, loan qualified with FICO of 746. Years in Field Borrower has been in the same field 9 years.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301287251	71f1de39-f8cf-e911-abc7-f4e9d4a75a52	795		QM/Non-HPML		Credit		Failure to obtain Verbal Verification of Employment	The VVOE for the borrower was found in the file, however, it is dated > days < 30 days.		09/05/2019: Variance to DU feedback/guideline approved for lender by GSE.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 31.10 nmonths reserves. DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.40% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 730				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301294150	09100bc0-a1d8-e911-abc7-f4e9d4a75a52	4		QM/Non-HPML		Credit		DTI Exceeds Guidelines	The Guidelines reflect a maximum allowable DTI of 43.00%. Due to the improper calculation of debts, the actual DTI is 43.01%.	9/17/19 XX Please rescind this. Page 93 shows the BofA paid in full and not needed to be counted in the debts.	09/18-2019: Audit reviewed the Lender response and re-analyzed the loan file and determined the underwriter inadvertently used a higher monthly payment the fourth account down on the updated Credit Report pg 122. Balance was listed as $XXX.XX with no monthly payment listed. Audit updated from $XX.XX a month to $XX.XX (5% of balance) a month with a DTI of 42.86%, variance within acceptable tolerance, condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 769 Years in Field Borrower has 22 years in Field Reserves are higher than guideline minimum UW Guides require 0 months’ reserves, loan qualified with 38.40 months’ reserves				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301294150	14f9169f-a1d8-e911-abc7-f4e9d4a75a52	1651		QM/Non-HPML		Credit		Improper Calculation of Debts	A recalculation of DTI based on the Borrower's proper debt calculation yields a DTI of 43.01% which fails to meet the program maximum of 43%. Lender used a lesser payment amount for a revolving debt than what is shown on the most recent credit report without supporting evidence.	9/17/19 XX Please rescind this. Page 93 shows the BofA paid in full and not needed to be counted in the debts.	09/18-2019: Audit reviewed the Lender response and re-analyzed the loan file and determined the underwriter inadvertently used a higher monthly payment the fourth account down on the updated Credit Report pg 122. Balance was listed as $XXX.XX with no monthly payment listed. Audit updated from $XX.XX a month to $XX.XX (5% of balance) a month with a DTI of 42.86%, variance within acceptable tolerance, condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 769 Years in Field Borrower has 22 years in Field Reserves are higher than guideline minimum UW Guides require 0 months’ reserves, loan qualified with 38.40 months’ reserves				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301289492	0a64cee3-004b-4905-a9d4-f3887333538f	1672		QM/Non-HPML		Compliance		Missing Initial Escrow Account Disclosure	The Initial Escrow Disclosure is missing.		10/03/2019: Received Initial Escrow Disclosure. Timing requirement met. Condition cleared.09/25/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301289492	e993d468-dbdf-e911-abc7-f4e9d4a75a52	3228		QM/Non-HPML		Compliance		Missing Loan Estimate / LE Not in File	The loan file is missing the Loan Estimate dated XX/XX/XXXX as disclosed on the E-Tracking disclosure in file. Additional conditions may apply. No Cure.	9/30 RF A redisclosed LE/CD was not required as redisclosure is only required to reset tolerance baselines - per TILA 1026. 19(e)(3)(iv). Please rescind	10/01/2019: Audit reviewed Lenders response. Exception rescinded.					1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301289492	57623e96-dbdf-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided, CU score is 3.0.		09/26/2019: A CDA report reflecting a value $655,000.00, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301293569	9e3f11bf-45da-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	• The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	9/19/19 XX Please clear this based on the attached VOB.	09/20/2019: Audit reviewed evidence for VOB document source and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	Years on Job Borrower has 5.08 years on job Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 77.10 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 740				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301289528	e0a84600-96d9-e911-abc7-f4e9d4a75a52	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The final Closing Disclosure under Calculating Cash to Close did not completed the Loan Estimated section. Provided corrected CD and LOE to the borrower.	09/19/2019: PCCD with the correction was included in the loan package. Please rescind condition.	09/20/2019: Audit reviewed the Post Closing CD, and has determined that the condition remains non-material per SFIG guidance, loan will be graded a B for all agencies. Note: When/If a new PCCD is issued, rating remains a B. 09/17/219: A Post Close CD corrected the LE section and LOE to the borrower. The loan will be graded a B for all agencies.	Years in Field Co-borrower has been in field of work for 20 years. Years on Job Co-borrower has been on current job for six years. DTI is lower than guideline maximum Qualifying DTI of 34.17% lower than guideline maximum of 43%				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301289528	e55f25ae-72d9-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU risk score of 3.3.		09/18/2019: A CDA report reflecting a value $X,XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.	Years in Field Co-borrower has been in field of work for 20 years. Years on Job Co-borrower has been on current job for six years. DTI is lower than guideline maximum Qualifying DTI of 34.17% lower than guideline maximum of 43%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301289526	a5dbaac2-acd4-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	Guidelines require a VVOE within 10 business days prior to the note date. The VVOE is greater than 10 days prior to note.		09/11/2019: Variance to DU feedback/guideline approved for lender by GSE.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 10.60 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 20.18% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 804				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301289526	fa8c3d23-add4-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	CDA Report not provided in file. CU Risk Score is 3.1		09/12/2019: A CDA provided reflecting a value of $XXX,XXX.XX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 10.60 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 20.18% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 804				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301289491	26b6fea4-5945-49fc-858f-3342c14a5c8d	3169		QM/Non-HPML		Compliance		Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is dated XX/XX/XXXX and the date of consummation is XX/XX/XXXX. No cure.		09/20/2019: Received initial closing disclosure. Per mail-box rule, timing requirement met. Condition cleared.					3	1	C	A	C	A	D	A	C	A	C	A	Cleared
301289491	1e885915-26da-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in file.	09/19/2019: AVM	09/19/2019: The AVM report value of $XXX,XXX.XX to appraisal value of $XXX,XXX.XX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301289524	e4b6b7d6-934b-4fc3-ab13-dfd86c41f51b	2853		QM/Non-HPML		Compliance		Loan does not meet criteria for Qualified Mortgage	Loan does not meet criteria for Qualified Mortgage.	09/13/2019: Please see attachment	09/13/2019: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Rate Confirmation p832, QM Breakdown p887) submitted to verify Par Rate and 1% Bona Fide Discount point is deemed acceptable. Loan passes Points and Fees test. Condition cleared.					3	1	C	A	C	A	D	A	C	A	C	A	Cleared
301289524	18b5b03c-ab46-43ac-9fc5-c68dd25ca1b0	2852		QM/Non-HPML		Compliance		Points and Fees exceed Qualified Mortgage threshold	QM Points and Fees exceed threshold. -$XXX.XX < $XX,XXX.XX the maximum Points and Fees permitted under QM, by $XX,XXX.XX.	09/13/2019: Please see attachment	09/13/2019: : Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Rate Confirmation p832, QM Breakdown p887) submitted to verify Par Rate and 1% Bona Fide Discount point is deemed acceptable. Loan passes Points and Fees test. Condition cleared.					3	1	C	A	C	A	D	A	C	A	C	A	Cleared
301289524	423c3500-e1d4-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided.		09/12/2019: A CDA provided reflecting a value of $XXX,XXX.XX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301289489	767bf475-a5bc-4037-af5d-fb90ad6fac8d	3186		QM/Non-HPML		Compliance		Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	The Title - Abstract or Title Search, Title - Closing Protection Letter fee, Title - Document Prep, Title - Premium for Lender's Coverage and Title - Settlement or Closing Fee are reflected in section C of the final Closing Disclosure. The Borrower did not shop for their own title service provider and used the provider on the WLSP. The title bees should be listed in Section B of the final Closing Disclosure. Provide corrected CD and LOE to the borrower.	9/19 XX please see attached, please clear	09/20/2019: Lender provided LOE and PCCD with Title fees updated from section C to section B. Exception remains downgraded.09/13/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 775 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 18.44% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 6.30 months reserves				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301289489	a025da0e-2bd6-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	Guidelines required a VVOE within 10 days prior to the note date. The VVOE is greater than 10 days prior to note date for the Borrower.		09/13/2019: Variance to DU feedback/guideline approved for lender by GSE. Exception will be graded a B for all agencies.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 775 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 18.44% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 6.30 months reserves				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301289489	256d6488-b1d5-e911-abc7-f4e9d4a75a52	909		QM/Non-HPML		Credit		Missing AUS results	The most recent AUS in file reflects missing and/or incomplete data on the page 1 of the final submission of the DU report.		09/17/2019: Received complete/legible AUS findings. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 775 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 18.44% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 6.30 months reserves				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301289489	e1cf8ae7-93d5-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU score of 3.9.		09/16/2019: A CDA report reflecting a value $XXX,XXX.XX, which is a -3.4% variance, was provided. Variance within acceptable tolerance. Condition Cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 775 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 18.44% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 6.30 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301324508	24392490-04db-e911-abc7-f4e9d4a75a52	3296		QM/Agency Safe Harbor		Compliance		Closing Disclosure document error	Seller Closing Disclosure on file has borrower and seller names switched on page 1. Borrower name reflected as the Seller and Seller name reflected as the Borrower.		09/26/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies. Note: If PCCD is received finding will still be graded a B.9.19.19: Non-material per SFIG guidance, loan will be graded a B for all agencies.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 798 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 10.80 months reserves Years Self Employed Borrower self-employed for 8.42 years				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301324508	efd5cac7-04db-e911-abc7-f4e9d4a75a52	3228		QM/Agency Safe Harbor		Compliance		Missing Loan Estimate / LE Not in File	Loan Estimate in file dated XX/XX/XXXX reflects "Preview". Missing actual Loan Estimate reflecting same date.	9/23 XX The CD was sent out within 3 days of the lock, please see attached Please clear thank you	09/24/2019: Audit reviewed Lender's response and LE provided and has determined the LE dated XX/XX/XXXX was provided within 3 days of rate lock change date and disclosure tracker reflects there was only a fee snapshot generated on XX/XX/XXXX. Condition rescinded.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 798 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 10.80 months reserves Years Self Employed Borrower self-employed for 8.42 years				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301324508	e4b844fe-03db-e911-abc7-f4e9d4a75a52	795		QM/Agency Safe Harbor		Credit		Failure to obtain Verbal Verification of Employment	AUS (LP) require a VVOE within 10 business days prior to the note date. The VVOE is greater than 10 days prior to note date but < 30 days.	9/23/19 XX: Please rescind. UWM has a variance that allows for VVOE's to be dated within 30 days	09/24/2019: Audit reviewed Lender's response and has determined the VVOE was provided within 30 days. Variance to DU feedback/guideline approved for lender by GSE. Condition will be graded a B for all agencies. 09/19/2019: Variance to DU feedback/guideline approved for lender by GSE. Exception will be graded a B for all agencies.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 798 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 10.80 months reserves Years Self Employed Borrower self-employed for 8.42 years				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301324508	f17e8865-03db-e911-abc7-f4e9d4a75a52	2790		QM/Agency Safe Harbor		Credit		Missing Balance Sheet	Missing YTD XXXX Balance Sheet for Business A on Schedule E Part II of XXXX tax return.	9/23/19 XX: Please rescind. This is a conventional loan underwritten according to LP guidelines so this would not be required	09/24/2019: Audit reviewed Lender's response and has determined the AUS does not require P&L and Balance Sheet. Condition rescinded.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 798 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 10.80 months reserves Years Self Employed Borrower self-employed for 8.42 years				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301324508	58f1f99c-02db-e911-abc7-f4e9d4a75a52	2789		QM/Agency Safe Harbor		Credit		Missing Executed Business Returns	Per AUS (LP) signed and dated individual tax returns, with all applicable tax schedules for the most recent year required. XXXX business returns in file are not signed.	9/25 XX: please see attached	09/26/2019: Lender provided signed and dated business return. Exception cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 798 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 10.80 months reserves Years Self Employed Borrower self-employed for 8.42 years				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301324508	fdcdd0ef-02db-e911-abc7-f4e9d4a75a52	2788		QM/Agency Safe Harbor		Credit		Missing Executed Personal Tax Returns	AUS (LP) requires 1 year signed and dated personal tax returns with all schedules. XXXX personal returns in file are not signed.	9/23 XX: Please see attached tax transcripts which can be used in lieu of signed personal returns	09/24/2019: Lender provided XXXX tax transcript. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 798 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 10.80 months reserves Years Self Employed Borrower self-employed for 8.42 years				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301324508	33fd023b-03db-e911-abc7-f4e9d4a75a52	2791		QM/Agency Safe Harbor		Credit		Missing YTD Profit & Loss	Missing YTD XXXX P&L Statement for Business A on Schedule E Part II of XXXX tax return.	9/23/19 XX: Please rescind. This is a conventional loan underwritten according to LP guidelines so this would not be required	09/24/2019: Audit reviewed Lender's response and has determined the AUS does not require P&L and Balance Sheet. Condition rescinded.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 798 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 10.80 months reserves Years Self Employed Borrower self-employed for 8.42 years				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301324508	4694327d-03db-e911-abc7-f4e9d4a75a52	70		QM/Agency Safe Harbor		Credit		Questionable Occupancy	Subject loan submitted and approved as a 2nd home. Distance from subject to primary residence is 29.4 miles or 36 minutes. In addition, file contains Residential Lease After Sale with borrower as the Landlord. It appears the seller of subject property will be the Tenant as reflected on the Lease.	9/23/19 XX: Please rescind. We have a PA addendum on file stating that the home is a seasonal home and not an income generating property. The property is also located right on the water/beach so it absolutely makes sense as a 2nd home/vacation home. There is also no rental income from the subject property being used to qualify. There are also no listings indicating the property can be rented out per online searches
09/25/2019: Audit reviewed the Lender Rebuttal, as well as guidelines, and has determined that per XXXX if the lender identifies rental income for the property, the loan is eligible for delivery as a second home as long as the income is not used for qualifying purposes. Condition rescinded. 09/24/2019: Audit reviewed Lender's response and has determined the property is being leased back to the seller with no expiration date.  There is an addendum that states the unit is for personal use as a seasonal home and not as income property; however, the lease does not have an expiration date and it could not be determined from the lease agreement if the seller was going to be leasing the property long term or only for a short period of time.  To be considered a Second Home the property cannot generate income.  Condition remains.
												FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 798 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 10.80 months reserves Years Self Employed Borrower self-employed for 8.42 years				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301289487	93bb8460-88b3-4590-8468-fbd346bdc42d	1698		QM/Non-HPML		Compliance		Affiliated Business Disclosure not provided within 3 business days of application date.	Affiliated Business Disclosure not provided within 3 business days of application date.	"10/2 XX There is no affiliation, one is not needed Please rescind thank you"	10/03/2019: Audit reviewed the Lenders response and determined said document was located on page 680 in the original loan file, dated XX/XX/XXXX - not provided within 3 business days of application date. Loan will be graded a B for all agencies.09/27/2019: Finding deemed non-material, loan will graded B.					2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
301289487	1d80bd1a-9346-4472-81e6-eb2eddc03f74	2862		QM/Non-HPML		Compliance		HUD Homeownership Counseling Disclosure not provided within 3 days of application	HUD Homeownership Counseling Disclosure not provided within 3 days of application.	10/2 XX Please see the attached homeownership counseling disclosure disclosed to the borrower on XX/XX/XXXX. Please clear thank you	10/03/2019: Lender provided the Homeownership Counseling Disclosure dated 08/05/2019, within 3 days of loan application date. Condition Cleared. Finding deemed non-material, loan will be graded a B.					2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301289487	26ffd922-5ce1-e911-abc7-f4e9d4a75a52	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	Missing Closing Disclosure / CD not in file: - The loan file is missing the Closing Disclosure dated XX/XX/XXXX and XX/XX/XXXX as disclosed on the E-Tracking disclosure in file. Additional conditions may apply. No Cure.	9/30 XX please see attached XX/XX/XXXX and XX/XX/XXXX cd's please clear	10/01/2019: Lender provided CD dated XX/XX/XXXX and XX/XX/XXXX. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301289521	6b8010a2-fdd7-e911-abc7-f4e9d4a75a52	2788		QM/Non-HPML		Credit		Missing Executed Personal Tax Returns	Per Appendix Q, Commissioned consumers who receives > 25% of annual income from commissions must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years. Signed returns not provided.	9/17 XX: Please see attached	09/18/2019: Lender provided XXXX/XXXX signed pages of 1040's. Exception cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.18% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 767 Reserves are higher than guideline minimum UW Guides require 2 months reserves, loan qualified with 3.80 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301289521	cb313f5a-fed7-e911-abc7-f4e9d4a75a52	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	Tax Transcript not provided as required by DU	9/17/19 XX: Please rescind. Per the AUS findings transcripts were not ordered for this file. They are also not required due to the income types being used to qualify	09/18/2019: Audit reviewed Lenders response. Exception rescinded.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.18% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 767 Reserves are higher than guideline minimum UW Guides require 2 months reserves, loan qualified with 3.80 months reserves				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301289521	85a6e006-fed7-e911-abc7-f4e9d4a75a52	2794		QM/Non-HPML		Credit		Missing W-2	Guidelines require 2 years W-2's or standard verification of employment. Only 1 year W-2's provided.	9/17/19 XX: Please rescind. The VOE is on pages 215-216 of the submission package	09/18/2019: Audit reviewed Lenders response. Exception rescinded.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.18% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 767 Reserves are higher than guideline minimum UW Guides require 2 months reserves, loan qualified with 3.80 months reserves				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301289521	2b223913-64d6-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU risk score 3.7.		09/19/2019: CDA provided reflecting a value of $XXX,XXX.XX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.18% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 767 Reserves are higher than guideline minimum UW Guides require 2 months reserves, loan qualified with 3.80 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301300576	140e161c-2e06-4984-8d77-06de4b8d1769	3295		QM/Non-HPML		Compliance		Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XXX.XX a month vs. the calculated value of $XXX.XX a month. The lender used the incorrect amount of $XXX.XX for the hazard insurance vs. the actual amount of $XXX.XX. (NOT IN ESCROW) Provide re-disclosed CD and letter of explanation.		09/12/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301289520	0f0f4fb7-b0d5-e911-abc7-f4e9d4a75a52	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The amount of the pre-paid fee collected for 12 months of hazard insurance from borrower is inaccurate per invoice documents in file.	09-18-19 XX Please see attachment - This was uploaded already.	09/19/2019: Audit reviewed Lender's response and has determined Lender provided PCCD correctly the pre-paid Fee collected. Non-material per SFIG guidance, loan will be graded a B for all agencies.09/12/2019 Cured Post Close-Non-material per SFIG guidance, loan will be graded a B for all agencies	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 76.40% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.02% FICO is higher than guideline minimum UW Guides require FICO of 700, qualified with FICO of 795				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301289520	c120c5f3-b1d5-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	9/13 XX: Please see attached	09/16/2019: Audit review of the source of the information obtained and name and title of Lender's employee who obtained the information deemed acceptable, condition cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 76.40% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.02% FICO is higher than guideline minimum UW Guides require FICO of 700, qualified with FICO of 795				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301291466	bd2582df-90d5-e911-abc7-f4e9d4a75a52	3217		QM/Non-HPML		Compliance		CD Document does not match actual calculated values for Estimated Escrow	The final Closing Disclosure does not match actual calculated values for Estimated Escrow in the Projected Payments section. The borrowers estimated amount for taxes, insurance, and HOA should be $XXX.XX vs the Lender amount of $XXX.XX. No Cure.		09/12/2019: Lender sent updated Appraisal pg 1 reflecting $XXX.XX annual HOA Dues. Borrower is not escrowing the taxes, insurance and HOA, Loan will be graded a B.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.79% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 724 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 12.60 months reserves				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301291466	2ad33907-aed0-e911-abc7-f4e9d4a75a52	795		QM/Non-HPML		Credit		Failure to obtain Verbal Verification of Employment	Lender provided VVOE >10 days but <30 days for co-borrower.	9/9/19 XX: Please rescind. UWM has a variance that allows for VVOE's to be dated within 30 days of the note date	09/10/2019: Audit reviewed Lender's response. Variance to DU feedback/guideline approved for lender by GSE. Non-material finding, loan will be graded a B. 9.6.19: Variance to DU feedback/guideline approved for lender by GSE. Exception will be graded a B for all agencies.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.79% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 724 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 12.60 months reserves				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301291466	48906369-aed0-e911-abc7-f4e9d4a75a52	1693		QM/Non-HPML		Credit		Missing LOE	9/11 XX: Please see attached appraisal page confirming $XXX.XX in annual HOA dues 9/9/19 XX: please see attached property profile report showing the property is a single family residence so HOA dues would not apply	9/11 CP: Please see attached appraisal page confirming $XXX in annual HOA dues9/9/19 CP: please see attached property profile report showing the property is a single family residence so HOA dues would not apply	09/12/2019: Audit reviewed the updated appraisal page 1 confirming $XXX.XX in annual HOA dues, condition cleared.09/10/2019: Audit reviewed Lender's response and has determined the Closing Disclosure reflects HOA Dues paid to XXXX XXXXX XXXX XXXXXXXXXX paid by borrower. Please provide documentation or explanation for the HOA fees. Condition remains.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.79% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 724 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 12.60 months reserves				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301291465	a33fc80f-63d5-e911-abc7-f4e9d4a75a52	1596		QM/Non-HPML		Compliance		Missing Right To Cancel Form	Right to Cancel form is missing from the file	09-17-18 XX Please see attachment
09/24/2019:  Audit reviewed documentation submitted, and has determined that the Notification of error, reopened rescission, evidence of shipment and corrected RTC were provided. The loan is out of the rescission period, rescission expired on XX/XX/XXXX. Condition cleared and loan will be rated a B. 09-18-2019:   Audit reviewed the documentation submitted, and has determined that the Notification of error,  reopened rescission, evidence of shipment and RTC was provided . Loan will be rated a B.  HOWEVER, unable to clear condition as loan is currently in the rescission period, rescission expires midnight on XX/XX/XXXX. Loan will be cleared when the rescission period has expired. Condition remains. 09-18-2019:   Audit reviewed the documentation submitted, and has determined that the Notification of error,  reopened rescission, evidence of shipment and RTC was provided . Loan will be rated a B.  HOWEVER, unable to clear condition as loan is currently in the rescission period, rescission expires midnight on 09/21/2019. Loan will be cleared when the rescission period has expired. Condition remains.
												FICO is higher than guideline minimum UW Guides require a minimum FICO score of 700, loan qualified with a 766 FICO. Years Self Employed Borrower has been self employed for over 17 years. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 23 months reserves.				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301291465	595bd32d-d2d4-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	9/13/19 XX Please clear this conditions based on the attached VOB.	09-16-2019: Audit review of the source of the information obtained and name and title of Lender's employee who obtained the information deemed acceptable, condition cleared.	FICO is higher than guideline minimum UW Guides require a minimum FICO score of 700, loan qualified with a 766 FICO. Years Self Employed Borrower has been self employed for over 17 years. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 23 months reserves.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301291465	cf36f222-60d5-e911-abc7-f4e9d4a75a52	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	Lender's guidelines require 2 years IRS transcripts. XXXX Transcripts not provided.	9/13/19 XX Please rescind this condition. Only XXXX tax transcripts were required per DU and were sent in the original upload.	09-16-2019: Audit reviewed the Lender response and has determined that the AUS required only XXXX tax transcripts. Condition Rescinded.	FICO is higher than guideline minimum UW Guides require a minimum FICO score of 700, loan qualified with a 766 FICO. Years Self Employed Borrower has been self employed for over 17 years. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 23 months reserves.				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301289510	7d5ec44a-45d3-e911-abc7-f4e9d4a75a52	724		QM/Non-HPML		Credit		Missing Documentation	Missing HELOC Closeout Letter.	09/16/2019: Please see the attached HELOC Closure Letter.	09/16/2019: Audit reviewed executed HELOC Closure Authorization, and has determined that the document requests the closure and lien release of said HELOC account. Condition cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 56.95% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 14.31% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 780				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301289509	e4753f23-aad0-4223-8f13-b049e4fdcd2d	3165		QM/Non-HPML		Compliance		Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	WLSP not found in the file. No Cure.	09/13/2019: Please see attachment	09/13/2019: Audit reviewed WLSP, and has determined that documentation is dated same day at LE. Documentation submitted is deemed acceptable. Condition cleared. 09/11/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies	FICO is higher than guideline minimum Loan qualified with 758 Fico Years in Primary Residence Borrower has resided in subject property for 16 years Full Documentation Full documentaion loan				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301289509	089336ad-bdd4-e911-abc7-f4e9d4a75a52	2788		QM/Non-HPML		Credit		Missing Executed Personal Tax Returns	Self-employed Borrower: Per Appendix Q, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years. Signed returns not provided.	09/13/2019: Please rescind this condition as the signed returns are on page 298 and 303 of the upload.	09/13/2019: Audit reviewed the Lender Rebuttal, as well as re-analyzed the loan file, and has determined that executed pages for 1040 Returns were located on pages 298 and 303 with extension for current year on page 232 of the original loan file. Condition rescinded.	FICO is higher than guideline minimum Loan qualified with 758 Fico Years in Primary Residence Borrower has resided in subject property for 16 years Full Documentation Full documentaion loan				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301291463	b9b09d7a-3fcf-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	Guidelines require a VVOE within 10 business days prior to the note date. The VVOE is greater than 10 days prior to note date.		09/05/2019: Variance to DU feedback/guideline approved for lender by GSE.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.27% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 762 Reserves are higher than guideline minimum UW Guides required no months reserves, loan qualified with 3.20 months reserves				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301300951	600e3918-4fd4-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	Guidelines require a VVOE within 10 business days prior to the note date. The VVOE is > 10 days < 30 days for the borrower.		09/12/2019: Variance to DU feedback/guideline approved for lender by GSE. Exception remains downgraded.09/11/2019: Finding deemed non-material, loan will be graded a B for all agencies	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 765. DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 20.88%. CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 74.98%.				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301300951	11996fd3-4bd6-e911-abc7-f4e9d4a75a52	992		QM/Non-HPML		Credit		Invalid AUS	The Lender's Guidelines/Agency Guidelines require loan data to be resubmitted to DU if the data changes from the time the AUS was last run. The most recent AUS in file reflects The loan amount increased from $XXX,XXX.XX to $XXX,XXX.XX on XX/XX/XXXX and the last AUS in file is dated XX/XX/XXXX with the loan amount of $XXX,XXX.XX. Missing valid AUS.	9/16 XX: Please see attached	09/17/2019: Lender provided updated AUS. Exception cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 765. DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 20.88%. CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 74.98%.				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301300951	c3eaf279-4fd4-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU risk 3.1	09/12/2019: AVM	09/12/2019: The AVM report value of $XXX,XXX.XX to appraisal value of $XXX,XXX.XX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 765. DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 20.88%. CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 74.98%.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301290542	64751f17-96ea-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The VVOE is > 10 days < 30 days for the borrower.		10/09/2019: Variance to DU feedback/guideline approved for lender by GSE.	Years in Primary Residence Borrower has resided in subject for 36 years DTI is lower than guideline maximum Loan qualified with a 19.59% DTI Full Documentation Full documentation loan				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301290344	2b13eafa-200c-43c7-9f85-725f7cc430f5	3329		QM/Non-HPML		Compliance		Missing seller’s Closing Disclosure	It could not be confirmed that the Borrower's Final CD disclosed any and all applicable Seller Paid fees, as the loan file did not contain any alternative documentation verifying the Seller Paid fees that may or may not have been applied to the transaction. Please provide a Final Seller CD or Final ALTA Settlement Statement that will show evidence any and all applicable Seller Paid fees applied to the transaction in order for compliance testing to be completed. 1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation “		10/01/2019: Audit reviewed the Seller CD and has determined that the document conforms to the sales contract and is deemed acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301290344	468279a2-2cdf-4283-be53-16bedb972005	3183		QM/Non-HPML		Compliance		Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.	The LE dated XX/XX/XXXX reflects an Appraisal Final Inspection Fee of $XXX.XX with no resulting COC for any subsequent disclosures. The final CD reflects an Appraisal Final Inspection Fee of $XXX.XX resulting in a $XX.XX refund due for cure. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.	10/16/2019: Compliance Response: the tolerance cure of $XX.XX includes the $XX.XX increase for the final inspection fee increase that was given to the borrower on the final CD. Please rescind XX 10/10/2019 – Please see attached. Please see attached, all that was required was provided. Please re-review and rescind10/03/2019: Please see attached
10/16/2019: Audit review of Post-Closing CD, copy of check for cure, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes that was provided and documentations is deemed acceptable. Loan will be rated a 'B'.10/11/2019: Audit reviewed Lenders response, however; Final inspection Fee on initial le is $XXX.XX and Final inspection Fee on Consummation CD is $XXX.XX with no valid COC. Exception remains. 10/03/2019: Audit reviewed Post Closing CD, and has determined that check submitted was for Transfer Tax fee refund. Provide evidence of Appraisal Final Inspection Fee refund of $XX.XX. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower. Condition remains.10/01/2019:  Received Seller CD.  Please provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower. Condition remains.
																3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301290344	6dc0178f-3d6f-4350-a10f-cd58f00431be	3199		QM/Non-HPML		Compliance		Services Borrower DID SHOP Fee (Section C) & Recording Fee (Section E) exceed corresponding L.E. fee (10% Tolerance, when payee = Other or Borrower Permitted to shop for services)	Section E Recording Fees are subject to 10% tolerance. LE dated XX/XX/XXXX reflects a fee total of $XX.XX ($XXX.XX at 10%) with no resulting COC for any subsequent disclosures. Final CD reflects a fee total of $XXX.XX for a variance/refund required of $X.XX to meet 10% threshold. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.		10/03/2019: Audit re-analyzed Section C title fees and Section E recording fees, and has determined that fees are within 10% tolerance. Condition rescinded. 10/01/2019: Received closing disclosure executed the note date. Please provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower. Condition remains.					1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301290344	075b3cff-abc4-4a2e-a2bc-48dcf8f63029	3285		QM/Non-HPML		Compliance		Transfer tax Fees on C.D. exceeds corresponding LE fees (0% Tolerance) - not supported by C.O.C.	The LE dated XX/XX/XXXX reflects Transfer Taxes of $X,XXX.XX with no resulting COC for subsequent disclosures. The final CD reflects taxes in Section E of $X,XXX.XX resulting in a variance of $XX.XX. Final CD has a lender credit for increase in closing costs above legal amount = $XX.XX. Additional lender credit = $X.XX is required to cure the tolerance violation. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.		10/03/2019: Audit review of Post-Closing CD, copy of check for cure, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes that was provided and documentations is deemed acceptable. Loan will be rated a 'B'.10/01/2019: Received Seller CD. Please provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower. Condition remains.					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301290343	68d4ec79-d5db-e911-abc7-f4e9d4a75a52	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Broker's Affiliated Business Disclosure.	1219271871	9/23 XX please see attached affiliated disclosure which was provided in original upload. We are on the lender on the note and have no affiliations, please rescind					1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301290343	552c5eba-516a-493e-96f2-7796e8324845	3165		QM/Non-HPML		Compliance		Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	WLSP is not found in the file. No Cure - Missing document not provided.	9/23 XX While technically, the type of service should be listed on the Written List of Service Providers, the nature of the service is implied to be title services as the provider is associated with the title company Please rescind.	09/24/2019: Audit reviewed the Lender's response and determined the loan file is missing the WLSP. Exception remains downgraded. 09/19/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301290341	415da318-41b7-4475-8eaf-f2708241f18c	3248		QM/Non-HPML		Compliance		Information required for CD 'Calculating Cash To Close' section not completed, or completed in error	The information in the Calculating Cash To Close section of the final Closing Disclosure indicates the Loan Estimate figure: Loan Amount = $XXX,XXX.XX, Total Closing Costs = $X,XX.XX and Cash to Close = $X,XXX.XX. The most recent Loan Estimate dated XX/XX/XXXX indicates Loan Amount = $XXX,XXX.XX, Total Closing Costs = $X,XXX.XX and Cash to Close = $X,XXX.XX. Provide re-disclosed CD and letter of explanation.	09-13-19 XX Please see attachment	09/16/2019: Lender provided LOE and PCCD with cash to close section updated. Exception remains downgraded.09/09/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 5.30 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.60% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 765				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301290341	317c80ab-22d3-e911-abc7-f4e9d4a75a52	724		QM/Non-HPML		Credit		Missing Documentation	The required HELOC closure letter is missing from the loan file.		09/12/2019: Received executed closure letter. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 5.30 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.60% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 765				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301290341	b3a65223-24d3-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU Risk Score = 3.3		09/12/2019: A CDA provided reflecting a value of $X,XXX,XXX.XX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 5.30 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.60% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 765				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301290340	2c599847-12cf-e911-abc7-f4e9d4a75a52	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	Lender's guidelines require 2 years IRS transcripts. Transcripts not provided.	09/12/2019: Please rescind this condition as tax transcripts are not required when tax returns are not needed to qualify the borrower.	09/12/2019: Audit re-analyzed AUS (#16), and has determined that tax transcripts were not ordered per AUS. Condition rescinded.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 19.90 months reserves. DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.50%. Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $XXXXX in disposable income.				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301290337	4da6a36a-b2db-e911-abc7-f4e9d4a75a52	701		QM/Non-HPML		Credit		Failure to obtain Employment Verification	An employment verification dated within 10 days of the note date as required by lender's guidelines was not provided for borrower. VVOE provided in the loan file is dated XX/XX/XXXX, which is not within 10 days of the note date.	09/24/2019: Please rescind. XXX has a variance that allows for VVOE's to be dated within 30 days	09/24/2019: Variance to DU feedback/guideline approved for lender by GSE. Exception will be graded a B for all agencies.09/20/2019: Variance to DU feedback/guideline approved for lender by GSE.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 737. DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.40%. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 3 months reserves.				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301290337	1d6b8101-b3db-e911-abc7-f4e9d4a75a52	724		QM/Non-HPML		Credit		Missing Documentation	Executed Home Equity Line of Credit (HELOC) closure letter reflecting HELOC was frozen and closed was not provided in the file.	09/24/2019: Please see attached	09/24/2019: Audit reviewed executed HELOC Closure Authorization, and has determined that the document requests the closure and lien release of said HELOC account. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 737. DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.40%. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 3 months reserves.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301290540	af401792-a11a-4a35-ac3d-50d556cf8ed4	2814		QM/Non-HPML		Compliance		Missing Documentation	Missing corresponding disclosure as the credit report fee has increased from $XX to $XX. The file is missing evidence of re-disclosure.	09/23/2019: Attached is the COC and initial Closing Disclosure (esigned by borrowers) to note the increase in the credit report fee.	09/23/2019: Audit reviewed e-signed initial CD by borrower, as well as COC for increase of credit fee, and has determined that documentation submitted is deemed acceptable. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 785 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 23.45% CLTV is lower than guideline maximum UW Guides maximum CLTV of 90% loan qualified with CLTV of 61.90%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301290540	498b6f7d-1dda-e911-abc7-f4e9d4a75a52	1436		QM/Non-HPML		Credit		Assets Verified Were Not Sufficient to Close	Assets verified of $XXX,XXX.XX minus assets to verify per DU $XXX,XXX.XX resulting in a shortage of funds by $XX,XXX.XX.	09/20/2019: Please see attached showing additional assets from XXXXXX XXX.	09/20/2019: Audit reviewed additional assets, and has determined that with said assets the verified total is $XXX,XXX.XX. Sufficient assets were submitted and are deemed acceptable. Condition cleared. However, AUS within the loan file is incorrect, additional finding added.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 785 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 23.45% CLTV is lower than guideline maximum UW Guides maximum CLTV of 90% loan qualified with CLTV of 61.90%				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301290540	efc52f3b-badb-e911-abc7-f4e9d4a75a52	2679		QM/Non-HPML		Credit		AUS/1008 reflect inconsistent information	Provide updated AUS. When the mortgage loan or borrower information changes and it no longer matches the information used when the loan case file was last underwritten with DU, the lender must update the data and resubmit the loan case file to DU. Current AUS item #33 assets are incorrect, as well as the "Funds" section.	9/30/19: Please rescind. This would not be required the additional assets that were provided were more than enough to cover the discrepancy on the assets.
10/01/2019:  Per agency guidelines, Ensuring DU Data and Delivery Information Accuracy: The data submitted to DU must reflect the loan as it was closed, including occupancy type, product type, amortization, loan term, property type, loan purpose, sales price, and appraised value.  Verification documents must be reviewed, and the verified values compared to the data submitted to DU. The terms of the  closed loan must match the terms of the final loan case file submission in DU or fall within the tolerances listed in the following table:  Interest rate increase,  Discrepancies between the credit report payments and balances and those listed on the online loan application, including the presence of debt that is on the credit report but not on the application,  Additional debt(s) disclosed by the borrower or identified by the lender during the mortgage process, Verified income is less than the income on the loan application submitted to DU.  Resubmission not required for assets.  Condition rescinded.
												FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 785 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 23.45% CLTV is lower than guideline maximum UW Guides maximum CLTV of 90% loan qualified with CLTV of 61.90%				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301290540	56553685-1bda-e911-abc7-f4e9d4a75a52	1375		QM/Non-HPML		Credit		Missing 1008 or Underwriter Approval	Missing final 1008, loan approval.	09/20/2019: Please see attachment	09/20/2019: Audit reviewed final 1008, and has determined that documentation submitted is deemed acceptable. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 785 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 23.45% CLTV is lower than guideline maximum UW Guides maximum CLTV of 90% loan qualified with CLTV of 61.90%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301290540	095c25e7-1cda-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file, CU score is 4.	09/19/2019: AVM	09/19/2019: The AVM report value of $XXX,XXX.XX to appraisal value of $X,XXX,XXX.XX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 785 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 23.45% CLTV is lower than guideline maximum UW Guides maximum CLTV of 90% loan qualified with CLTV of 61.90%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301290538	7a45cb92-56d9-e911-abc7-f4e9d4a75a52	992		QM/Non-HPML		Credit		Invalid AUS	The Lender's Guidelines/Agency Guidelines require loan data to be resubmitted to DU if the data changes from the time the AUS was last run. The most recent AUS in file reflects DTI of 15.73%, and due to improper calculation of borrower the actual DTI is 25.15%.	9/19/19 XX: Please rescind. The only debt being excluded from the transaction is the XXXXXXXXXXXXXXXX being paid off. Based on the income calculations, the DTI submitted is accurate	09/23/2019: Received revise AUS findings. DTI within 3%. Condition cleared.09/20/2019: Per final application and AUS item #19, lender utilized income of $XX,XXX.XX/month for borrower. YTD paystub reflects $X,XXX.XX bi-weekly or $XX,XXX.XX/month. XXXX transcript does not reflect any self-employment income. Borrower had a 2nd job which terminated XX/XX/XXXX. Income from this job was $XX,XXX.XX/month. AUS loan amount $XXX,XXX.XX vs. actual $XXX,XXX.XX. AUS P&I $X,XXX.XX vs. actual $X,XXX.XX. Debts match. Please provide revised AUS. Condition remains.	Years in Field Borrower has 13 years in Field. FICO is higher than guideline minimum UW Guides require a FICO score 680 loan qualified with FICO of 764. Disposable Income is higher than guideline minimum UW Guides require $X.XX in disposable income, loan qualified with $XXXXX.XX in disposable income.				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301293630	ee10bffc-26d0-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file CU Score 5.0		09/10/2019: A CDA provided reflecting a value of $XXX,XXX.XX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301290552	7201fb75-e7d3-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	Guidelines require a VVOE within 10 business days prior to the note date. The VVOE is greater than 10 days prior to note date.		09/10/2019: Variance to DU feedback/guideline approved for lender by GSE. Exception will be graded a B for all agencies.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 776. DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.99%. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 164 months reserves.				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301290552	dbb1a76a-e7d3-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU risk score of 4.4.	09/12/2019: CDA	09/12/2019: A CDA provided reflecting a value of $X,XXX,XXX.XX to appraisal value of $X,XXX,XXX.XX has variance which is less than maximum tolerance variance threshold of 10%. Variance within acceptable tolerance. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 776. DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.99%. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 164 months reserves.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301324505	532a97c4-e2da-e911-abc7-f4e9d4a75a52	76		QM/Agency Safe Harbor		Property		570 - Review Appraisal Missing	Missing CDA report. No Cu risk score.		09/23/2019: A CDA provided reflecting a value of $XXX,XXX.XX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301296984	677b1c6e-22d8-49ac-a293-02ddd6129c0e	3183		QM/Non-HPML		Compliance		Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.	The LE reflects a Credit Report of $XXX.XX with no resulting CoC for any subsequent disclosures. The CD dated reflects a Credit Report of $XXX.XX resulting in a $XX.XX refund due for cure. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.	XX 9/30/2019 – Please see attached	10/01/2019: Lender provided copy of final CD which reflected sufficient refund of $XX for the cure of the credit report fee which was also in the loan file. Condition rescinded.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.54% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 24.10 months reserves Years in Field Borrower has 26 years in Field				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301296984	cb360c01-04df-e911-abc7-f4e9d4a75a52	23		QM/Non-HPML		Credit		Failure to obtain Credit Report	All pages of the most recent credit report was not provided.	9/25 XX: please see attached	09/26/2019: Lender provided all pages of the most recent credit report. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.54% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 24.10 months reserves Years in Field Borrower has 26 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301316408	7bf97915-a3d5-e911-abc7-f4e9d4a75a52	1684		QM/Agency Safe Harbor		Credit		Missing Third Party Fraud Tool (Report)	The file is missing a third party fraud report. Guidelines require an industry standard fraud report be provided with the closed loan file along with any supporting document based on fraud report findings. Additional conditions may apply.	9/13/19 XX Please clear this based on the full Fraud Guard Report.	09/16/2019: Lender provided fraud report. Exception cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 7.20 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.38% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 796				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301290573	0471e2ad-e053-4ef1-9241-ce78bb91dcbc	1608		QM/Non-HPML		Compliance		Loan Late Charge Parameters Exceeds State Thresholds	5% > 4% maximum late fee allowed by the XXXXXXXXXXXX.	9/19 - Per our compliance team: The 4% limit only applies to loan amounts less than $XXXXXX per NC Stat 24-1.1(f) which states "(f) This section does not limit fees on loans or extensions of credit in excess of three hundred thousand dollars ($XXXXXX)." Please rescind	09/20/2019: Audit reviewed lender's rebuttal and agrees. Condition rescinded.					1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301290571	a80c64e5-0bb8-4b68-b172-9f0863d1e03c	3186		QM/Non-HPML		Compliance		Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	The Title Fees are reflected in section C of the final Closing Disclosure. The Borrower did not shop for their own title service provider and used the provider on the WLSP. The Title Fees should be listed in section B of the final Closing Disclosure. This deficiency was corrected on the post close CD.	09-13-19 XX Please see attachment	09/16/2019: Lender provided LOE and PCCD with title fees moved from section C to Section B. Exception remains downgraded.09/11/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 22.70 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.81% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 778				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301290571	7740c441-60d3-e911-abc7-f4e9d4a75a52	795		QM/Non-HPML		Credit		Failure to obtain Verbal Verification of Employment	The VVOE for borrower was found in the loan file, however it is dated > 10 days < 30 days.		09/09/2019: Variance to DU feedback/guideline approved for lender by GSE. This finding is deemed non-material and graded B for all agencies.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 22.70 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.81% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 778				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301290571	cd054aba-5fd3-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU Risk Score = 3.0		09/12/2019: A CDA provided reflecting a value of $XXX,XXX.XX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 22.70 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.81% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 778				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301290601	78375607-17df-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	• The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided for borrower.	9/25/19 XX Please clear this condition based on the attached VOB.	09/26/2019: Audit review of the source of the information obtained and name and title of Lender's employee who obtained the information deemed acceptable, condition cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 46.26% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 747 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.25%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301315922	1865e68a-90e0-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	• The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	9/27 XX: please see attached	09/30/2019: Audit review of the source of the information obtained and name and title of Lender's employee who obtained the information deemed acceptable, condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 115.40 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 719 Years in Field Borrower has 6 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301315922	7c1ff8cd-90e0-e911-abc7-f4e9d4a75a52	2790		QM/Non-HPML		Credit		Missing Balance Sheet	Missing current XXXX Balance Sheet for Business A and YTD XXXX for Business B on Schedule E Part II of XXXX tax return. Per Appendix Q, both Profit & Loss and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage. The XXXX Balance Sheet for Business A in file is dated as of XX/XX/XXXX.	9/27/19 XX: Please rescind and see the following loan numbers in your system. Year end balance sheets are not required for this loan product and this condition was accepted because of this on other files. The other loan numbers are XXXXXXXXXX and XXXXXXXXXX. Also there is documentation that business B ( XXX XX XXX) has been terminated so this would not be required.
10/01/2019:  Audit consulted with management and has determined since the print date on the XX/XX/XXXX Balance Sheet was XX/XX/XXXX, an explanation will not be required.  Condition cleared.10/01/2019:  Audit reviewed lender’s rebuttal and original loan file. XXXX Balance Sheet for Business B is not required.  Regarding Business A, XX/XX/XXXX Balance Sheet provided.  A Balance Sheet dated XX/XX/XXXX was also provided.  XXXX Balance Sheet is not required, however, explanation letter regarding XX/XX/XXXX Balance sheet is required since date is post-closing.  Condition remains.09/30/2019:  Audit reviewed the Lender Response and determined Lender Guidelines require a current balance sheet dated within 60 days of submission to Underwriting for all businesses reporting on 1040s is required. Balance Sheets expire one month after the quarter following the document end date.  The loan file is missing current XXXX Balance Sheet for Business A and YTD XXXX for Business B.  Condition remains.
												Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 115.40 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 719 Years in Field Borrower has 6 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301315922	5878aee9-91e0-e911-abc7-f4e9d4a75a52	2789		QM/Non-HPML		Credit		Missing Executed Business Returns	Per Appendix Q, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years; for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules. Signed XXXX business returns not provided for Business B and C on Schedule E Part II of XXXX tax return.	9/27/19 XX: Please rescind. Business B ( XXXXXXXXXXXX) has been terminated so this would not be required. Also please see page 310 for business C
10/01/2019:  Audit reviewed lender’s rebuttal and original loan file.  Signed returns for Business B not required since evidence of termination provided.  Signed returns for Business C provided on page 310.  Condition rescinded.09/30/2019:  Audit reviewed the Lender's response and determined per Lender Guidelines, the file must fully document the personal and business income regardless of whether or not the income is being used to qualify. Tax returns must be wet signed and either wet or electronically dated by the borrower.  Loan file is missing signed and dated Business Tax Return for Business B.  Condition remains.
												Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 115.40 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 719 Years in Field Borrower has 6 years in Field				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301315922	ace53a4d-95e0-e911-abc7-f4e9d4a75a52	2791		QM/Non-HPML		Credit		Missing YTD Profit & Loss	Missing YTD XXXX P&L Statement for Business A and YTD XXXX for Business B on Schedule E Part II of XXXX tax return. Per Appendix Q, both Profit & Loss and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.	9/27/19 XX: Please rescind. Business B ( XXXXXXXXXXXX) has been terminated so this would not be required. Also please see page 883 for business A.	09/30/2019: Audit reviewed the Lender's Response and determined said document for business A was located on page 883 within the loan file. A ytd XXXX Profit and Loss would not be required for Business A since it is no longer in business. Condition rescinded.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 115.40 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 719 Years in Field Borrower has 6 years in Field				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301290600	a2328163-aed4-e911-abc7-f4e9d4a75a52	2765		QM/Non-HPML		Credit		Missing Correspondent wiring instructions	Correspondent wiring instructions missing	09/13/2019: Please rescind. This is not a correspondent loan. The wire instructions for title are also on page 451.	09/13/2019: Audit reviewed the Lender Rebuttal, and has determined that said finding is not applicable to subject loan program. Condition rescinded.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 50.40 months reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 42 months payment history with no late payments reported Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $5,995.46 in disposable income				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301290600	02de1d73-aed4-e911-abc7-f4e9d4a75a52	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	Lender's guidelines require 2 years IRS transcripts. Transcripts not provided. Most recent year only located in file.	09/13/2019: Please rescind. XXXXXXXXXX would only require one year of transcripts.	09/13/2019: Audit reviewed the XXXX Tax Transcript evidence located on page 274, and has determined AUS item #20 was fulfilled. Condition rescinded.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 50.40 months reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 42 months payment history with no late payments reported Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $5,995.46 in disposable income				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301290600	96a26fe4-aed4-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU Risk Score is 3.	09/12/2019: CDA	09/19/2019: A CDA provided reflecting a value of $X,XXX,XXX.XX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 50.40 months reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 42 months payment history with no late payments reported Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $5,995.46 in disposable income				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301324504	d2c6518f-56a8-4add-9544-c25e4dd23bca	3254		QM/Agency Safe Harbor		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The Contact Name of the Settlement Agent is missing. Provide re-disclosed CD and LOE to the borrower.		09/19/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 12.30 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.50% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 747				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301324504	d1051f31-fbda-e911-abc7-f4e9d4a75a52	22		QM/Agency Safe Harbor		Credit		Failure to obtain 3rd party verification of employment	Guidelines required a VVOE within 10 business days prior to the note date. The VVOE is greater than 10 days prior to the note date.	09/24/2019: Please rescind. Verbals are good for 30 days.	09/19/2019: Variance to DU feedback/guideline approved for lender by GSE. Exception will be graded a B for all agencies.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 12.30 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.50% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 747				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301324504	9d41beb7-fbda-e911-abc7-f4e9d4a75a52	21		QM/Agency Safe Harbor		Credit		Failure to Obtain Final Application (1003)	A final application for the subject transaction was not provided.	09/24/2019: Please see attached.	09/24/2019: Audit reviewed executed Final 1003, and has determined that the documentation submitted is deemed acceptable. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 12.30 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.50% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 747				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301324504	7f102572-fbda-e911-abc7-f4e9d4a75a52	914		QM/Agency Safe Harbor		Credit		Missing income documentation	The Agency Guidelines require the borrower's pay stub to be dated no earlier than 30 days prior to the initial loan application. The borrower's pay stub is greater than 30 days prior to the initial loan application.		09/19/2019: Variance to DU feedback/guideline approved for lender by GSE. Exception will be graded a B for all agencies.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 12.30 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.50% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 747				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301324504	812471d2-fcda-e911-abc7-f4e9d4a75a52	76		QM/Agency Safe Harbor		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU risk score of 4.		09/24/2019: A CDA report reflecting a value $X,XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared..	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 12.30 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.50% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 747				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301316402	84619dc7-7fd5-e911-abc7-f4e9d4a75a52	22		QM/Agency Safe Harbor		Credit		Failure to obtain 3rd party verification of employment	• The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	9/13 XX: Please see attached	09/16/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Exception cleared.	Years in Primary Residence Borrower has resided in subject for 12 years Years Self Employed Borrower has 12 years in Field Full Documentation The loan is Underwritten with full income documentation				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301316402	98659a1d-7fd5-e911-abc7-f4e9d4a75a52	724		QM/Agency Safe Harbor		Credit		Missing Documentation	The lender qualified the borrower using the XXXX tax returns; however these are missing from the loan file. Provide documentation to qualify the borrower with a monthly income of $X,XXX.XX. Additional conditions may apply.	9/13/19 XX: Please rescind. The XXXX extension forms are in the file and the income was calculated off of the XXXX returns. The calculation is the same but the income worksheet reflects the year XXXX by mistake	09/16/2019: Lender provided explanation that income WS had year XXXX by mistake and same figures matched XXXX Tax returns. Verified. Exception cleared.	Years in Primary Residence Borrower has resided in subject for 12 years Years Self Employed Borrower has 12 years in Field Full Documentation The loan is Underwritten with full income documentation				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301291461	585ea188-86d5-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	Review Appraisal Missing. CU Risk Score 3.1.	09/13/2019: CDA	09/13/2019: A CDA provided reflecting a value of $XXX,XXX.XX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301295655	d0236345-6ed6-e911-abc7-f4e9d4a75a52	1646		QM/Non-HPML		Credit		Failure to Verify Sale of Previous Property	File is missing the final/executed Settlement Statement/Closing Disclosure verifying the lien on departing residence on the final application was paid off and Borrower netted sufficient funds for cash to close . Copy in file is marked estimated and not executed.	9/16 XX: Please see attached	09/17/2019: Audit reviewed the Closing Disclosure verifying the departing residence on the final application was paid off and Borrower netted sufficient cash to close, condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.03 FICO is higher than guideline minimum UW Guides require FICO of 700, qualified with FICO of 798 Reserves are higher than guideline minimum UW Guides required no months reserves, loan qualified with 70.7 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301290596	6a59a6a3-19db-e911-abc7-f4e9d4a75a52	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	The loan file is missing the Closing Disclosure dated XX/XX/XXXX as disclosed on the E-tracking disclosure history in file. Additional conditions may apply. No Cure.		09/23/2019: Received interim CD dated X/X. Evidence acknowledged previously provided. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.41% No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 70 months payment history with no late payments reported FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 805				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301300383	a25eab5c-dddb-e911-abc7-f4e9d4a75a52	701		QM/Non-HPML		Credit		Failure to obtain Employment Verification	An employment verification dated within 10 days of the note date as required by lender's guidelines was not provided for both borrowers'. VVOEs provided in loan file are dated XX/XX/XXXX, which is not within 10 days of the note.		09/20/2019: Variance to DU feedback/guideline approved for lender by XXX.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 73.58% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 770 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 22.60 months reserves				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301290640	6cdd2120-9ad5-e911-abc7-f4e9d4a75a52	701		QM/Non-HPML		Credit		Failure to obtain Employment Verification	An employment verification dated within 10 days of the note date as required by lender's guidelines was not provided for borrower. VVOE provided in the loan file is dated XX/XX/XXXX, which is not within 10 days of the note.		09/12/2019: Variance to DU feedback/guideline approved for lender by XXX. This finding is deemed non-material and graded B for all agencies.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.83% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 754 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 3.80 months reserves				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301290640	0455b6e1-99d5-e911-abc7-f4e9d4a75a52	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	Tax Transcript not provided as required by DU.	9/13/19 XX Please rescind this as the DU did not require tax transcripts as the borrower is just a W-2 income employee.	09/16/2019: Audit reviewed Lenders response. Exception rescinded.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.83% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 754 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 3.80 months reserves				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301290639	69ecf576-9dd5-e911-abc7-f4e9d4a75a52	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The Loan Estimate section of Calculating Cash to Close was not completed on the final Closing Disclosure. Provide corrected CD and LOE to the borrower.	09-17-19 XX Please see attachment	09/18/2019: Lender provided LOE, mailing label and PCCD with cash to close section updated. Exception remains downgraded.09/12/2019: A Post Close CD corrected the LE section and LOE to the borrower. The loan will be graded a B for all agencies.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 22.30 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 778 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.05%				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301290639	f48c5dbc-55b1-4208-9b2d-dbdcc80b2f50	3181		QM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Title - Premium for Lenders Coverage are reflected in section B of the final Closing Disclosure. The borrower shopped for their own title service and did not use the provider on the WLSP. The title service provider should be listed in section C of the CD. Provide corrected CD and LOE to the borrower.	09-17-19 XX Please see attachment	09/18/2019: Audit reviewed Lenders response. Exception rescinded.09/12/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 22.30 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 778 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.05%				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301291455	aefa37ec-96df-476e-a24d-fc1cfa84685a	3169		QM/Non-HPML		Compliance		Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is dated XX/XX/XXXX and the date of consummation is XX/XX/XXX. No cure.		09/20/2019: Received initial closing disclosure. Evidence it was acknowledged previously provided. Timing requirement met. Condition cleared.					3	1	C	A	C	A	D	A	C	A	C	A	Cleared
301291455	95c26ce4-acd8-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in file.		09/18/2019: A CDA report reflecting a value $XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301293628	8b1c9a42-75de-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.		09/26/2019: Audit reviewed evidence for VOB document source and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	Years Self Employed Borrower has 16 years Self Employed FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 765 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 17 months payment history with no late payments reported				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301293628	d1b64b8d-16de-e911-abc7-f4e9d4a75a52	1643		QM/Non-HPML		Credit		Failure to Verify Housing History	Guidelines require satisfactory housing payment history for 12 months. Payment history not provided on credit report. VOM for REO#1 required to verify payment history.	9/25 XX: please see attached CD showing showing new loan was obtained in XXXXX XXXX.	09/26/2019: Received closing disclosure verifying loan was obtained X/XXXX. Condition cleared.	Years Self Employed Borrower has 16 years Self Employed FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 765 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 17 months payment history with no late payments reported				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301293628	3e47a881-1ade-e911-abc7-f4e9d4a75a52	1500		QM/Non-HPML		Credit		Missing Business Tax Returns	Per Appendix Q, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years; for a corporation,, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules. All pages and schedules of XXXX business returns not provided.		09/26/2019: Received all pages for XXXX business tax returns. Condition cleared.	Years Self Employed Borrower has 16 years Self Employed FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 765 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 17 months payment history with no late payments reported				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301290894	eb802d3f-1e93-42af-905b-a40d2eed6990	3254		QM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The State/Contact St license ID of the Borrowers Real Estate Broker / Sellers Real Estate broker are missing. Provide re-disclosed CD and letter of explanation.	10-01-19 XX Please see attachment	10/02/2019: Audit reviewed Lender's response and has determined the PCCD reflected the correct information. Non-material per SFIG guidance, loan will be graded a B for all agencies. 09/29/2019: Post closing CD dated X/XX/XXX added state ID's for Borrowers Real Estate Broker / Sellers Real Estate broker. Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301291452	7aa90845-63d9-e911-abc7-f4e9d4a75a52	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	Tax Transcript not provided as required by DU	9/19/2019: please rescind condition as the as this type of loan does not require a tax transcript	09/20/2019: Audit re-analyzed AUS #16, and has determined that tax transcripts were not ordered per AUS. Condition rescinded.	FICO is higher than guideline minimum Loan qualified with 753 Fico Full Documentation Full documenation loan Years in Field Borrower has 20 years in same line of work				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301290899	66994a9a-c9e0-e911-abc7-f4e9d4a75a52	5		QM/Non-HPML		Compliance		3 day rescission period not provided	Right to Cancel provided in the loan file reflects a transaction date of XX/XX/XXXX with an expiration date of XX/XX/XXXX. The loan disbursed on XX/XX/XXXX did not giving the Borrower a full 3 days rescission. TILA 130(b) - within 60 days of discovery. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.	10/03/2019: please see attached 09/27/2019: Please rescind condition, attached is the letter with supporting documents addressing the disbursement date. This was included in the loan package.
10/15/2019: Audit reviewed documentation submitted, and has determined that the Notification of error, reopened rescission, evidence of shipment and corrected RTC were provided. The loan is out of the rescission period, rescission expired on XX/XX/XXXX. Condition cleared and loan will be rated a B.10/04/2019: Audit reviewed the documentation submitted, and has determined that the Notification of error,  reopened rescission, evidence of shipment and corrected RTC was provided. Loan will be rated a Fitch B.  HOWEVER, unable to clear condition as loan is currently in the rescission period, rescission expires midnight on 10/08/2019. Loan will be cleared when the rescission period has expired. Condition remains.    09/30/2019: Audit reviewed Lender's response and LOE with corrected Right of Rescission and proof of delivery to borrower and has determined the PCCD does not reflect the correct transaction date as documents were all signed on 09/05/2019; therefore, the correct transaction date was 09/05/2019. Condition remains a Non-material finding, loan will be graded a B for all agencies.  09/06/2019: Recession reopened, corrected CD, letter of explanation and proof of delivery in file. Finding is downgraded to a B for all agencies.
												Disposable Income is higher than guideline minimum Loan qualified with disposable income of $X,XXX.XX Reserves are higher than guideline minimum Loan qualified with 38.40 months reserves Years in Field Borrower has been in field of work for 17 years				3	2	C	A	C	A	D	B	C	A	C	A	Cleared
301290899	a4186733-3c73-4670-a51c-dee737802431	3217		QM/Non-HPML		Compliance		CD Document does not match actual calculated values for Estimated Escrow	The final Closing Disclosure does not match actual calculated values for Estimated Escrow in the Projected Payments section. The borrower is escrowing for taxes and the calculated escrow payment should be $XXX.XX. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.	9/27/19 XX Please rescind this condition. The actual tax amount that could be paid is $X,XXX.XX that includes a discount. They should not be penalized as they may pay it when first billed and obtain the discount.	10/16/2019: Received air bill, explanation letter and post consummation CD. Condition cleared. Loan will be rated a B for all agencies.09/30/2019: Audit reviewed Lenders response and has determined the title reflects an annual amount for taxes of $X,XXX.XX which would result in monthly taxes of $XXX.XX. Condition remains.	Disposable Income is higher than guideline minimum Loan qualified with disposable income of $X,XXX.XX Reserves are higher than guideline minimum Loan qualified with 38.40 months reserves Years in Field Borrower has been in field of work for 17 years				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301290899	3ce1e483-7988-405d-b583-715ef58084d6	3218		QM/Non-HPML		Compliance		CD Document does not match actual calculated values for Estimated Total Monthly Payment	The final Closing Disclosure does not match actual calculated values for Estimated Total Monthly Payment. The CD shows the payment amount as Years 1 - 30 $X,XXX.XX, the calculated payment amount is Years 1 - 30 $X,XXX.XX. The lender used the incorrect amount of $XXX.XX for the taxes XXX.XX. the actual amount of $XXX.XX. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.	9/27/19 XX Please rescind this condition. The actual tax amount that could be paid is $X,XXX.XX that includes a discount. They should not be penalized as they may pay it when first billed and obtain the discount.	10/16/2019: Received air bill, explanation letter and post consummation CD. Condition cleared. Loan will be rated a B for all agencies.09/30/2019: Audit reviewed Lenders response and has determined the title reflects an annual amount for taxes of $X,XXX.XX which would result in monthly taxes of $XXX.XX. Condition remains.	Disposable Income is higher than guideline minimum Loan qualified with disposable income of $X,XXX.XX Reserves are higher than guideline minimum Loan qualified with 38.40 months reserves Years in Field Borrower has been in field of work for 17 years				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301290899	688739a5-36d4-42e4-9923-8c7dcad502a8	3295		QM/Non-HPML		Compliance		Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XXX.XX a month vs. the calculated value of $XXX.XX a month. The lender used the incorrect amount of $XXX.XX for the taxes XXX.XX. the actual amount of $XXX.XX. (IN ESCROW) Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.	9/27/19 XX Please rescind this condition. The actual tax amount that could be paid is $X,XXX.XX that includes a discount. They should not be penalized as they may pay it when first billed and obtain the discount.	10/16/2019: Received air bill, explanation letter and post consummation CD. Condition cleared. Loan will be rated a B for all agencies.09/30/2019: Audit reviewed Lenders response and has determined the title reflects an annual amount for taxes of $X,XXX.XX which would result in monthly taxes of $XXX.XX. Condition remains.	Disposable Income is higher than guideline minimum Loan qualified with disposable income of $X,XXX.XX Reserves are higher than guideline minimum Loan qualified with 38.40 months reserves Years in Field Borrower has been in field of work for 17 years				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301290899	5ff1d68b-f1af-4e41-b7da-8e8bcb472478	3250		QM/Non-HPML		Compliance		Information required for CD 'Loan Disclosures' section not completed, or completed in error	The final CD is completed in error for required data under the Loan Disclosures section for the field titled Escrow Account. Escrowed Property Costs Year 1 is reflected as $X,XXX.XX vs the actual $X,XXX.XX; Initial Escrow Payment reflects $X,XXX.XX vs the actual $X,XXX.XX and Monthly Escrow Payment reflects $XXX,XX vs the actual $XXX.XX. Provide re-disclosed CD and letter of explanation.	9/27/19 XX Please rescind this condition. The actual tax amount that could be paid is $X,XXX.XX that includes a discount. They should not be penalized as they may pay it when first billed and obtain the discount.	10/16/2019: Received air bill, explanation letter and post consummation CD. Condition cleared. Loan will be rated a B for all agencies.09/30/2019: Audit reviewed Lenders response and has determined the title reflects an annual amount for taxes of $X,XXX.XX which would result in monthly taxes of $XXX.XX. Condition remains.	Disposable Income is higher than guideline minimum Loan qualified with disposable income of $X,XXX.XX Reserves are higher than guideline minimum Loan qualified with 38.40 months reserves Years in Field Borrower has been in field of work for 17 years				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301290899	0699eba2-c9e0-e911-abc7-f4e9d4a75a52	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	Per tracking disclosure, borrower was provided a Closing Disclosure on XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX. Copies of the CDs were not provided.	09/27/2019: please see attached	09/30/2019: Lender provided CD's dated X/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX. Condition cleared.	Disposable Income is higher than guideline minimum Loan qualified with disposable income of $X,XXX.XX Reserves are higher than guideline minimum Loan qualified with 38.40 months reserves Years in Field Borrower has been in field of work for 17 years				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301290899	86feef9e-7b15-45b2-9387-fc542d9756a5	1672		QM/Non-HPML		Compliance		Missing Initial Escrow Account Disclosure	The Initial Escrow Disclosure is missing.	10/03/2019: please see attached	10/04/2019: Lender provided Initial Escrow Disclosure. Condition cleared.09/26/2019: This finding is deemed non material and will be graded a B for all agencies.	Disposable Income is higher than guideline minimum Loan qualified with disposable income of $X,XXX.XX Reserves are higher than guideline minimum Loan qualified with 38.40 months reserves Years in Field Borrower has been in field of work for 17 years				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301290899	1cc0900c-c9e0-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	9/27/19 XX Please clear this based on the attached VOB.	09/30/2019: Audit reviewed evidence for VOB document source and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	Disposable Income is higher than guideline minimum Loan qualified with disposable income of $X,XXX.XX Reserves are higher than guideline minimum Loan qualified with 38.40 months reserves Years in Field Borrower has been in field of work for 17 years				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301300438	9f68143c-87e3-e911-abc7-f4e9d4a75a52	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	The loan file is missing the Closing Disclosure dated XX/XX/XXXX as disclosed on the E-Tracking disclosure in file. Additional conditions may apply. No Cure.	XX 10/11/2019 – Please see attached	10/15/2019: Audit reviewed Lenders response. Exception rescinded.	FICO is higher than guideline minimum UW Guides require Fico of 680, loan qualified with a fico of 725 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.62% Years in Field Borrower has 14 years in Field				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301300438	e80e949c-87e3-e911-abc7-f4e9d4a75a52	1667		QM/Non-HPML		Credit		Missing HUD from sale of other property owned	Final Hud-1 from departing residence on the final application evidencing liens paid and netting sufficient cash to close and or reserves was not provided. Additional conditions may apply.	XX 10/1/19: Please see attached.	10/04/2019: Received certified final settlement statement. Condition cleared.10/02/2019: Lender provided the Closing Disclosure verifying the departing residence on the final application was paid off and Borrower netted sufficient cash to close, However, the Final Closing Disclosure was not stamped "true and certified". Condition remains.	FICO is higher than guideline minimum UW Guides require Fico of 680, loan qualified with a fico of 725 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.62% Years in Field Borrower has 14 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301297024	9e08bcc9-6ad5-e911-abc7-f4e9d4a75a52	992		QM/Non-HPML		Credit		Invalid AUS	The Lender's Guidelines/Agency Guidelines require loan data to be resubmitted to DU if the data changes from the time the AUS was last run. The most recent AUS in file reflects DTI of 35.49. The actual DTI is 42.79 due to a recent auto loan not included in most recent AUS in file	9/13 XX: please see attached AUS which has all liabilities included in the DTI	09-16-2019: Audit reviewed the AUS provided by the Lender and has determined the recent auto lease was included in the DTI. Variance is < 3% and deemed acceptable. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 35.7 months reserves FICO is higher than guideline minimum UW Guides require FICO of 780, loan qualified with FICO of 780 Years on Job Borrower has 12 years on job				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301290902	c046a471-4ad6-e911-abc7-f4e9d4a75a52	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	Missing the Initial CD.	XX 9/18/2019 – Please see attached	09/19/2019: Lender provided Initial CD. Condition cleared.	Years Self Employed Borrower has been sel-employed for 11 years. CLTV is lower than guideline maximum UW Guides allow a maximum CLTV of 80%, loan qualified with a 63.18% CLTV. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 2.78 months reserves. FICO is higher than guideline minimum UW Guides require a minimum FICO score of 700, loan qualified with a 765 FICO.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301290902	ca0226d1-48d6-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	09/17/2019: Please see attached	09/17/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	Years Self Employed Borrower has been sel-employed for 11 years. CLTV is lower than guideline maximum UW Guides allow a maximum CLTV of 80%, loan qualified with a 63.18% CLTV. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 2.78 months reserves. FICO is higher than guideline minimum UW Guides require a minimum FICO score of 700, loan qualified with a 765 FICO.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301290902	5eab500a-55d6-e911-abc7-f4e9d4a75a52	2790		QM/Non-HPML		Credit		Missing Balance Sheet	Missing current XXXX Balance Sheet for 1065 business. Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.	09/17/2019: Please rescind. The borrower's 1120S business uses the 1065 business in question as a pass-through entity as evidenced by the XXXX 1120S business returns. Since it is a pass-through, a balance sheet and profit and loss statement would not be required	09/17/2019: Audit concurs with the Lender Rebuttal, and has determined that said business on 1065 Returns is a pass-through entity supported by 1120S Returns. P&L and Balance Sheet are not required. Condition rescinded.	Years Self Employed Borrower has been sel-employed for 11 years. CLTV is lower than guideline maximum UW Guides allow a maximum CLTV of 80%, loan qualified with a 63.18% CLTV. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 2.78 months reserves. FICO is higher than guideline minimum UW Guides require a minimum FICO score of 700, loan qualified with a 765 FICO.				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301290902	264d64eb-55d6-e911-abc7-f4e9d4a75a52	2791		QM/Non-HPML		Credit		Missing YTD Profit & Loss	Missing current XXXX Profit & Loss for 1065 business. Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.	09/17/2019: Please rescind. The borrower's 1120S business uses the 1065 business in question as a pass-through entity as evidenced by the XXXX 1120S business returns. Since it is a pass-through, a balance sheet and profit and loss statement would not be required	09/17/2019: Audit concurs with the Lender Rebuttal, and has determined that said business on 1065 Returns is a pass-through entity supported by 1120S Returns. P&L and Balance Sheet are not required. Condition rescinded.	Years Self Employed Borrower has been sel-employed for 11 years. CLTV is lower than guideline maximum UW Guides allow a maximum CLTV of 80%, loan qualified with a 63.18% CLTV. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 2.78 months reserves. FICO is higher than guideline minimum UW Guides require a minimum FICO score of 700, loan qualified with a 765 FICO.				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301291450	552579bc-26d1-e911-abc7-f4e9d4a75a52	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The Flood Insurance Premium in section F of the final Closing Disclosure is missing the name of the service provider and the number of months prepaid. Provide corrected CD and letter of explanation to the Borrower.	XX 9/9/2019 – Please see attached	09/10/2019: Lender provided Initial CD and Flood Insurance. Non-material per SFIG guidance, loan will be graded a B for all agencies” Note: If PCCD is received finding will still be graded a B.09/06/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies”					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301291450	46ef4ade-eb18-4afb-8a7a-6cd892582fac	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	Missing initial CD issued and e-acknowledged by borrowers on XX/XX/XXXX per disclosure tracking in file. No cure.	XX 9/9/2019 – Please see attached	09/10/2019: Lender provided Initial CD. Exception cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301291450	e3602f94-fdd0-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	CDA Report not provided in file. CU Risk Score is 3.		09/10/2019: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301291421	ea043f12-b766-4931-9d83-a7112ec41d74	3269		QM/Non-HPML		Compliance		Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)	The LE reflects a lender credit in the amount of $X,XXX. The lender credit decreased to $X,XXX.XX on the CD with no indication of a valid COC to account for the $XXX.XX decrease in the credit. Provide re-disclosed CD and letter of explanation.		09/30/2019: Change in circumstance, dated X/XX, reflecting lock extension provided on page 203. Initial CD also issued on X/XX. Lender credit after extension $XXXX.XX. Initial CD issued X/XX. The PCCD reflects lender credit of $XXXX.XX - $XX.XX for tolerance cure = $XXXX.XX. Condition rescinded. 09/23/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.					1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301291448	c1e92d06-c4d0-e911-abc7-f4e9d4a75a52	1667		QM/Non-HPML		Credit		Missing HUD from sale of other property owned	File is missing the final Settlement Statement or Closing Disclosure verifying the departing residence on the final application was/were paid off and Borrower netted sufficient cash to close.		09/12/2019: Received executed settlement statement verifying home sold, lien paid and netting sufficient cash to close. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.30% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 785 Years in Field Borrower has 10 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301291447	ef463a17-8dd4-e911-abc7-f4e9d4a75a52	701		QM/Non-HPML		Credit		Failure to obtain Employment Verification	An employment verification dated within 10 days prior to note date for borrower was not provided.	9/12/19 XX Please rescind this condition as our guidelines allow the VVOE to be within 30 days prior to the note date.	09-13-2019: Audit reviewed Lenders response, however; Variance to DU feedback/guideline approved for lender by GSE. Finding deemed non-material, loan will be graded a B for all agencies. Exception remains downgraded.	FICO is higher than guideline minimum UW Guides require FICO of 700, qualified with FICO of 768 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 78.31% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.87%				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301291447	143c195d-29d4-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file CU Score 3.4	09/12/2019: AVM	09/12/2019: The AVM report value of $XXX,XXX.XX to appraisal value of $XXX,XXX.XX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, qualified with FICO of 768 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 78.31% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.87%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301291446	ab09647f-fcd0-e911-abc7-f4e9d4a75a52	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	Closing Disclosure Document Error: Borrower Closing Document Section L to show the correct Fee Name for the XX/XX/XX-XX/XX/XX Proration Adjustment. Additional conditions may apply.	09/17/2019: Please see attachment	09/17/2019: Audit review of the Post Closing CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes that were provided are deemed acceptable. Loan will be rated a 'B'.	DTI is lower than guideline maximum UW Guides maximum DTI of 50%, loan qualified with DTI of 38.64% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 751 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 7.9 months reserves				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301291446	14e0c3bb-f9d0-e911-abc7-f4e9d4a75a52	915		QM/Non-HPML		Credit		Missing asset documentation	Lender's guidelines require complete 2 months' bank statements/Internet printouts. The loan file is missing the account number and account holder name on the Internet printout documentation for the checking account. Additional conditions may apply.
9/12 XX: Please see attached AUS findings removing this account from funds to close which shows the borrowers had enough assets without this account, making the transaction history irrelevant 9/11/19: Please rescind. There are overlapping deductions and deposits on X/XX in the Internet printout and the XXXX #XXXX that we have on file. Again, all transactions from X/XX through X/X exactly match the balance used for funds to close. There is a URL at the bottom of the printout as well which verifies. $XX,XXXX of the EMD was also wired to the title company in this transaction on X/X/XX and we have a letter from the title company confirming receipt. It is clear that the printout is attached to XXXX #XXXX which belongs to our borrower9/10/19 XX: Please rescind. The print out is attached to XXXX Bank #XXXX. As of X/XX/XXXX the balance in #XXXX is $XX,XXX.XX. If you add and subtract all the debits and credits listed on the printout they equal the $XX,XXX.XX balance which we used for funds to close. This is clearly pieced together and attached to XXXX #XXXX
											09/13/2019: Lender provided updated AUS removing bank account. Exception cleared.09/12/2019: Audit reviewed lender’s rebuttal and asset printouts. Per Agency guidelines, documentation must clearly identify the borrower as the account holder and include at least the last 4 digits of the account number. Condition remains.09/11/2019: Audit reviewed lender’s rebuttal and asset printouts. Per Agency guidelines, documentation must clearly identify the borrower as the account holder and include at least the last 4 digits of the account number. Condition remains.	DTI is lower than guideline maximum UW Guides maximum DTI of 50%, loan qualified with DTI of 38.64% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 751 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 7.9 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301295672	03e6ec9b-afd8-e911-abc7-f4e9d4a75a52	701		QM/Non-HPML		Credit		Failure to obtain Employment Verification	An employment verification within 10 days of the note date as required by lender's guidelines was not provided for borrower.	09/18/2019: Please Rescind. While both selling guides require a VVOE within 10 business days prior to the note date from employment income. XXX has a special accommodation with both investors that allow for the VVOE to be complete no more than 30 calendar days prior to the note date.	09/18/2019: Variance to DU feedback/guideline approved for lender by GSE. Exception will be graded a B for all agencies.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 35.70months reserves FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 784 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.44%				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301337774	51da97a6-ac37-47e8-b490-6cdcefd9626c	3313		QM/Agency Safe Harbor		Compliance		Amount Financed over disclosed (Exceeds $35 variance/threshold)	The Amount Financed is over disclosed and exceeds allowable $XX variance/threshold for Rescindable Transactions. The Final Closing Disclosure reflects an Amount Financed of $XXX,XXX.XX vs. actual $XXX,XXX.XX, an over disclosure of $XXX.XX. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.	10/8 XX Disagree - The AMC fee is not a finance charge Please rescind, thank you	10/09/2019: Audit recalculated included fees. CD amount financed $XXX,XXX.XX vs. actual amount financed $XXX,XXX.XX a difference of $X. Condition rescinded.	Years in Field Borrower has 10 years in Field DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.97% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 765				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301337774	00fb10c4-138f-438a-b870-b6a2ff216c7c	3211		QM/Agency Safe Harbor		Compliance		Finance Charge under disclosed (Exceeds $35 variance/threshold) for Rescindable Transactions	The final Closing Disclosure reflects the Finance Charge as $XXX,XXX.XX vs. actual Finance Charge of $XXX,XXX.XX. An under disclosure of $XXX.XX which exceeds the $XX allowable tolerance for Rescindable Transactions. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower, re-open rescission if applicable.	10/8 XX Disagree - The AMC fee is not a finance charge Please rescind, thank you	10/09/2019: Audit recalculated included fees. CD finance charge $XXX,XXX.XX vs. actual finance charge $XXX,XXX.XX a difference of $X.XX. Condition rescinded.	Years in Field Borrower has 10 years in Field DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.97% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 765				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301337774	a737f442-91ac-4832-bd7c-2a12f1ea9644	3278		QM/Agency Safe Harbor		Compliance		Funding occurred before RTC Expiration Date	Right to Cancel provided in the loan file reflects a transaction date of XX/XX/XXXX with an expiration date of XX/XX/XXXX. The loan disbursed on XX/XX/XXXX did not giving the Borrower a full 3 days rescission. TILA 130(b) - within 60 days of discovery. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.	10/8 XX Agreed, Recession has been re-opened Please see attached, please clear	10/15/2019: The loan is out of the rescission period, rescission expired on XX/XX/XXXX. Condition cleared. Loan will be rated a B for all agencies. 10/09/2019: Audit reviewed the documentation submitted, and has determined that the Notification of error, reopened rescission, evidence of shipment and corrected RTC was provided. However, unable to clear condition as loan is currently in the rescission period, rescission expires midnight on XX/XX/XXXX. Loan will be cleared when the rescission period has expired. Condition remains.	Years in Field Borrower has 10 years in Field DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.97% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 765				3	2	C	A	C	A	D	B	C	A	C	A	Cleared
301337774	74862149-00a8-41b7-b887-b9099045c8b4	48		QM/Agency Safe Harbor		Compliance		Missing Affiliated Business Disclosure	Missing Broker Affiliated Business Disclosure	10/3 XX Please see attached, please clear10/2 XX We are the lender on the note, we have no affiliations, please rescind. thank you	10/04/2019: Audit review of attestation statement regarding no Affiliated Businesses is deemed acceptable, condition cleared. 10/03/2019: If there are no affiliates, please provide written attestation. Condition remains non-material, Loan will be rated a B for all agencies.09/26/2019: Finding deemed non-material, loan will be graded a B for all agencies.	Years in Field Borrower has 10 years in Field DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.97% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 765				2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301337774	5f0afd2e-88e0-e911-abc7-f4e9d4a75a52	1704		QM/Agency Safe Harbor		Credit		Failure to Appropriately Calculate Liabilities	The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Please provide Fraud Report with OFAC search. Additional conditions may apply.		09/30/2019: Audit reviewed Fraud Report and has determined that all Red Flags were resolved internally by the Lender. Documentation submitted is deemed acceptable. Condition cleared.	Years in Field Borrower has 10 years in Field DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.97% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 765				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301337774	a9b2972c-89e0-e911-abc7-f4e9d4a75a52	915		QM/Agency Safe Harbor		Credit		Missing asset documentation	The Loan file is missing asset statements for account #X on the final loan application. There is no documented evidence of the asset statement for account #X in the loan file.		09/30/2019: Received two months' acceptable bank statements. Condition cleared.	Years in Field Borrower has 10 years in Field DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.97% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 765				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301337774	10b4c0c8-8ae0-e911-abc7-f4e9d4a75a52	76		QM/Agency Safe Harbor		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Score not provided		10/02/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.	Years in Field Borrower has 10 years in Field DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.97% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 765				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301291442	4d0093b6-99d4-e911-abc7-f4e9d4a75a52	724		QM/Non-HPML		Credit		Missing Documentation	The required HELOC closure letter is missing from the loan file.	9/12/19 XX Please rescind this condition based on the signed close out letter on page 245 that the borrower signed to close the account.	09/13/2019: Audit re-analyzed the loan file, and has determined that said document was located on page 245 within the original loan file. Condition rescinded.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 10.30 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.10% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 749				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301324502	f78fe865-13db-e911-abc7-f4e9d4a75a52	22		QM/Agency Safe Harbor		Credit		Failure to obtain 3rd party verification of employment	Verification of the borrower’s business must be obtained within 120 calendar days prior to the note date via the following a third party verification, such as a CPA letter, VOE with the CPA or regulatory agency/applicable licensing bureau. Business listings in file are not dated.	XX 9/23/19: Please see attached showing that the business filings were obtained X/XX/XX and cleared by XXXXX XXXXXXX.	09/24/2019: Audit reviewed evidence for VOB document source and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 793 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 31.81% Years Self Employed Borrower has been self employed for 16 years.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301324502	e9d1b046-15db-e911-abc7-f4e9d4a75a52	76		QM/Agency Safe Harbor		Property		570 - Review Appraisal Missing	A CDA Report was not provided in file. CU Risk Score is 4.2		09/23/2019: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 793 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 31.81% Years Self Employed Borrower has been self employed for 16 years.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301291440	f24f1c6e-d24f-49bf-a2f8-a18babb867e1	1608		QM/Non-HPML		Compliance		Loan Late Charge Parameters Exceeds State Thresholds	5% > 4% maximum late fee allowed by the state of XXXXX XXXXXXXX.	09/17/2019: Please rescind	09/17/2019: Audit reviewed Lender Rebuttal, and has determined that per state regulators, lenders are permitted to charge a late fee in excess of 4% for loan amounts $XXX,XXX or greater under General Statute 24-9. There is no cited ceiling for the late charge amount on loan amounts $XXX,XXX or greater. Condition rescinded.					1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301291439	4b1db813-dddf-e911-abc7-f4e9d4a75a52	4		QM/Non-HPML		Credit		DTI Exceeds Guidelines	The Guidelines reflects a maximum allowable DTI of 43%. Due to the improper calculation of debts, the actual DTI is 48.93%.	10/1/19 XX Please rescind this reject based on the attached list of liabilities. Please let us know which liabilities you disagree with.09/30/2019: Please state where the difference in liabilities you have versus ours.
10/02/2019: Lender provided a list liabilities included in the DTI.  Audit re-calculated the DTI based on documentation in file and documentation received previously (seller's CD for departure residence) and calculated a DTI of 39.07%,  Condition cleared.09/30/2019: Audit re-analyzed the loan file, and has determined that a true & certified copy of the seller's CD for departure residence (XXXXX XX XXXXX) was submitted post closing to verify payoff of borrower's mortgage on said property. XXXXXXXXXXXXXX (p757) states that borrower is free and clear of property located at XXXXX XX XXXXXXXX XXXXX, existing mortgage is XX-XXXXXXX responsibility. AUS reflect all other payments of $X,XXX for a DTI of 39.07%, whereas with adjustments for departure residence & marital property all other payments are $XXXX.XX with DTI of 32.08% per audit. Provide calculations for "all other payments" as listed on AUS, DTI has greater than 3% difference. Condition remains.
												FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 758 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 48 months’ payment history with no late payments reported Years on Job Borrower has 23 years on job				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301291439	a664b82a-dcdf-e911-abc7-f4e9d4a75a52	1502		QM/Non-HPML		Credit		Missing HUD-1 From Sale of Previous Property	Final Hud-1 from departing residences of Borrower on the final application evidencing liens paid and netting sufficient cash to close was not provided. Additional conditions may apply.	09/30/2019: Please clear this with the attached Settlement statement.	09/30/2019: Audit reviewed true & certified Closing Disclosure for departure residence, and has determined that evidence of sufficient funds was reflected on said document to verify funds to close. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 758 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 48 months’ payment history with no late payments reported Years on Job Borrower has 23 years on job				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301291438	75faee2a-3dd6-e911-abc7-f4e9d4a75a52	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The Homeowner's Insurance Premium in section F of the final Closing Disclosure is missing the number of months for the policy premium. Provide corrected CD and LOE to the borrower.	09-18-19 XX Please see attachment	09/19/2019: Lender provided LOE and PCCD with number of months for the Homeowner's Insurance Premium in section F updated. Exception remains downgraded.09/13/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 24.20 months reserves CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 72.23% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 753				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301291438	2dc8a4c0-3cd6-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	Guidelines require a VVOE within 10 business days prior to the note date. The VVOE is greater than 10 days prior to the note date.		09/13/2019: Variance to DU feedback/guideline approved for lender by GSE. Exception will be graded a B for all agencies.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 24.20 months reserves CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 72.23% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 753				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301316394	15198365-0ad5-e911-abc7-f4e9d4a75a52	76		QM/Agency Safe Harbor		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU score of 4.	09/13/2019: CDA	09/13/2019: A CDA provided reflecting a value of $X,XXX,XXX.XX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301301561	f8ca3e5d-6ad6-e911-abc7-f4e9d4a75a52	1596		QM/Non-HPML		Compliance		Missing Right To Cancel Form	ROR disclosure is incomplete, dates missing. Executed date missing.	XX 9/25/2019 – Please see attached	09/26/2019: Lender provided executed RTC form for borrower and XXXXXX. Exception cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 6.20 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.13% Years in Field Borrower has 10 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301293565	ff7ad9a3-31d6-e911-abc7-f4e9d4a75a52	724		QM/Non-HPML		Credit		Missing Documentation	Missing executed HELOC Closeout Letter.		09/18/2019: Received executed HELOC closure letter. Condition cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 66.82% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 789 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 23.17%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301293559	61228564-26d3-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU Risk Score is 3.		09/11/2019: The AVM report value of $XXX,XXX to appraisal value of $XXX,XXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301293558	9bed4631-fbea-e911-abc7-f4e9d4a75a52	3254		QM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The Final Closing Disclosure Contact Information section is incomplete. The License ID of the Settlement Agent is missing. Provide re-disclosed CD and letter of explanation.	10-11-19 XX Please see attachment	10/11/2019: Lender provided same PCCD with settlement agent ID updated. Exception remains downgraded.10/9/2019 : A Post Closing CD reflected the Settlement Agents License ID number. Non-material per SFIG guidance, loan will be graded a B for all agencies.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 749 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 65% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.39%				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301293558	7f92405d-fcea-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	10/11 CP: Attached	10/11/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Exception cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 749 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 65% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.39%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301293557	55d60b3c-92d1-e911-abc7-f4e9d4a75a52	914		QM/Non-HPML		Credit		Missing income documentation	The Co-Borrower's income is required to be documented with a paystub obtained within 30 days of application. The loan file contains paystubs valid within 120 days of application.		09/07/2019: Variance to DU feedback/guideline approved for lender by GSE. Finding deemed non-material, loan will be graded a B for all agencies	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 14.60 months reserves FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 752 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.69%				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301314964	3eee1fe2-dddf-e911-abc7-f4e9d4a75a52	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	Missing Final Closing Disclosure. Disclosure Tracking provided in the file reflects CD was ordered on XX/XX/XXXX but unsigned, however there is no copy of this CD in the file.	09-27-19 XX Please see attachment	09/30/2019: Lender provided missing CD. Exception cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301316391	b0763164-90d5-e911-abc7-f4e9d4a75a52	22		QM/Agency Safe Harbor		Credit		Failure to obtain 3rd party verification of employment	• The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	09/16/2019: Please clear this based on the attached VOB.	09/16/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.65% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 733 Years Self Employed Borrower has 40 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301316391	61d89152-92d5-e911-abc7-f4e9d4a75a52	2788		QM/Agency Safe Harbor		Credit		Missing Executed Personal Tax Returns	Per guidelines, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent year. Signed returns not provided.	09/16/2019: Please rescind this condition as XXXXXXX XXX allows for tax transcripts in lieu of signed returns and they were uploaded on page XXX of the original upload.	09/16/2019: Audit re-analyzed the loan file, and has determined that Tax transcript (pXXX) obtained directly from the IRS (prior to Note date) were used in lieu of signed tax returns and are acceptable. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.65% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 733 Years Self Employed Borrower has 40 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301324501	771703ce-0adf-e911-abc7-f4e9d4a75a52	1659		QM/HPML		Credit		Ineligible Transaction	Loan classified as XXXX due to rate spread test failure.		09/25/2019: Client will now accept XXXX loans, all other requirements met. Condition Cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.30% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 13 months reserves No Mortgage Lates No mortgage lates				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301293554	e4f62acc-7b00-444e-b47b-5e1920f83b36	3254		QM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The Contact of the Settlement Agent is missing. Provide re-disclosed CD and letter of explanation.	09-23-2019 XX Please see attachment	09/24/2019: Lender provided same PCCD with the contact updated for the settlement agent. Exception remains downgraded.09/20/2019: The lender cured on the Post close CD. Non-material per SFIG guidance, loan will be graded a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301292541	16dc52ba-294f-4eff-86e8-febe763f002c	3313		QM/Non-HPML		Compliance		Amount Financed over disclosed (Exceeds $35 variance/threshold)	The Amount Financed is over disclosed and exceeds allowable $XX variance/threshold for Rescindable Transactions. The Final Closing Disclosure reflects an Amount Financed of $XXX,XXX.XX vs. actual $XXX,XXX.XX, an over disclosure of $XX.XX. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.	XX 10/14 - Compliance Rebuttal: Disagree - The AMC fee is not a finance charge. Please Rescind	10/16/2019: Audit reviewed Lender's response and has determined the appraisal fee is not an APR fee. Condition rescinded.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 35.70 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 767 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.64%				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301292541	9eb74a47-1988-49b7-9046-72c0fab45b57	3169		QM/Non-HPML		Compliance		Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is dated XX/XX/XXXX and the date of consummation is XX/XX/XXXX. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met. No cure.	XX 10/14/2019 – Please see attached	10/16/2019: Lender provided the initial CD dated 3 prior to consummation, condition Cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 35.70 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 767 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.64%				3	1	C	A	C	A	D	A	C	A	C	A	Cleared
301292541	47516997-bdb6-4a0c-8525-de0b97e518cf	3211		QM/Non-HPML		Compliance		Finance Charge under disclosed (Exceeds $35 variance/threshold) for Rescindable Transactions	The final Closing Disclosure reflects the Finance Charge as $XXX,XXX.XX vs. actual Finance Charge of $XXX,XXX.XX. An under disclosure of $XX.XX which exceeds the $XX allowable tolerance for Rescindable Transactions. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower, re-open rescission if applicable.	"XX 10/14 - Compliance Rebuttal:Disagree - The AMC fee is not a finance charge. Please Rescind"	10/16/2019: 10/16/2019: Audit reviewed Lender's response and has determined the appraisal fee is not an APR fee. Condition rescinded.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 35.70 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 767 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.64%				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301292541	58185edb-5fe4-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	Guidelines require a VVOE within 10 business days prior to the note date. The VVOE for both borrowers is greater than 10 days prior to note date.		10/01/2019: Variance to DU feedback/guideline approved for lender by GSE. Exception will be graded a B for all agencies.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 35.70 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 767 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.64%				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301292541	8db96f89-61e4-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Score 5.0		10/02/2019: A CDA provided reflecting a value of $730,000 which is a 0% variance. Variance within acceptable tolerance. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 35.70 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 767 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.64%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301292528	53bf50fd-bec8-4560-b0f7-2ba982d88073	3327		QM/Non-HPML		Compliance		An LE was issued on the same date as a CD	The file contains a Closing Disclosure and a Loan Estimate, both dated the same. A Loan Estimate can not be issued the same day as a Closing Disclosure. No Cure.	10/07/2019: The LE dated X/XX/XX is a preview LE which did not go to the borrower.	10/07/2019: Audit reviewed the Lender Rebuttal, and has determined that said LE reflects "Preview" across all pages. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 16.50 months reserves FICO is higher than guideline minimum Loan qualified with a 775 FICO Years in Field Borrower has 15 years in the same field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301292528	1490d063-40e4-e911-abc7-f4e9d4a75a52	3248		QM/Non-HPML		Compliance		Information required for CD 'Calculating Cash To Close' section not completed, or completed in error	The information in the Calculating Cash To Close section of the final Closing Disclosure indicates the Total Closing Costs as -$XX,XXX.XX and Cash to Close as $XXX,XXX. The most recent Loan Estimate dated XX/XX/XXXX indicates Total Closing Costs as -$XX,XXX and Cash to Close as $XXX,XXX. Cure provided on post consummation CD.	10/07/2019: Please see attachment	10/07/2019: Post Consummation CD provides a cure. This finding is deemed non-material under SFIG and rated a B 10/01/2019: Post Consummation CD provides a cure. This finding is deemed non-material under SFIG and rated a B	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 16.50 months reserves FICO is higher than guideline minimum Loan qualified with a 775 FICO Years in Field Borrower has 15 years in the same field				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301292528	d0f302d9-40e4-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment
The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided for Business A and Both bullet points missing for business B
										10/4 XX: See attached	10/04/2019: Audit reviewed the Lender response, Lender provided the source of the 3rd party information obtained and the name and title of the Lender's employee who obtained the information for both Business A and Business B. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 16.50 months reserves FICO is higher than guideline minimum Loan qualified with a 775 FICO Years in Field Borrower has 15 years in the same field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301324500	96fad633-14db-e911-abc7-f4e9d4a75a52	22		QM/Agency Safe Harbor		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	9/23 XX: please see attached	09/24/2019: Audit review of the source of the information obtained and name and title of Lender's employee who obtained the information deemed acceptable, condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 2.50 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 50%, loan qualified with DTI of 42.80% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 797				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301295671	2ac904dd-50cf-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.		09/06/2019: Audit reviewed evidence for VOB document source and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 768 Years in Field Borrower has 13 years in Field DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 19.41%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301292540	b3cced6a-2c28-446d-a2f4-9d4373456704	3254		QM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The License ID settlement agent is missing. Provide re-disclosed CD and letter of explanation.		09/17/2019 Cured Post Close-Non-material per SFIG guidance, loan will be graded a B for all agencies.	Reserves are higher than guideline minimum UW Guides required no months reserves, loan qualified with 13.40 months reserves CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 77.50% Years on Job Borrower has 6.83 years on job				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301292540	1aa4b32a-aad9-e911-abc7-f4e9d4a75a52	4		QM/Non-HPML		Credit		DTI Exceeds Guidelines	XX /Guidelines reflects a maximum allowable DTI of 43%. Due to the improper calculation of income the actual DTI is 51.47%. Lender calculated borrower's commission income at $XX,XXX per month based on 30 month average. Per XX income that is not stable or will not continue may not be used. The commission income per borrower's employer is in decline XXXX=$XXX,XXX, XXXX8= $XXX,XXX and YTD is $XX,XXX thus not stable or supported to continue going forward at the 30 month average of $XX,XXX per month.	9/19/19 XX: Please rescind and see attached AUS findings. We are able to use only the borrower's base income and remain under 43% DTI. Commission income has been removed09/19/2019: Please rescind. Per XX loan program guidelines, commission income must be averaged over the previous two years plus YTD regardless of the trend of the income
09/20/2019: Audit reviewed Lender's response and updated AUS and has determined when using only the base pay for the borrower per the WVOE the DTI is under 43% and is within tolerance.  Condition cleared. 09/19/2019: Audit consulted with Management, and has determined that the Lender GLs require a 2yr + YTD average commission income calculation regardless of trend.  However, income may not be used in calculating the consumer's debt-to-income ratio if it comes from any source that is not stable. Commission income decreasing >50% per year does not portray stability. Per XXXX guides, if the trend is declining, the income may not be stable. Additional analysis must be conducted to determine if any variable income should be used, but in no instance may it be averaged over the period when the declination occurred. Condition remains. 09/19/2019: Escalated to Management for further review.
												Reserves are higher than guideline minimum UW Guides required no months reserves, loan qualified with 13.40 months reserves CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 77.50% Years on Job Borrower has 6.83 years on job				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301292539	efd199e1-12da-e911-abc7-f4e9d4a75a52	1687		QM/Non-HPML		Credit		Missing Evidence of Property Taxes	Evidence of property taxes calculation amounts less than the standard 1.25% of purchase price for subject property on the final application not provided. Additional conditions may apply.	9/19/19 XX: Please rescind. The taxes were calculated as rate of 1.103700% multiplied by the purchase price. Then adding in the special assessments on the tax bill provided. Not adding in the Pace/HERO lien assessment as this should be paid off at closing by the seller. 0.011037*XXX,XXX = $XX,XXX.XX + $XXX + $XX.XX + $XX.XX + $X.XX = $XX,XXX.XX.	09/20/2019: Lender provided property Tax calculation. Exception cleared.	FICO is higher than guideline minimum UW guides require FICO of 700 loan qualified with FICO of 787 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months credit report verifies 42 months payment history with no late payments reported Reserves are higher than guideline minimum UW Guides required no months reserves, loan qualified with 4.80 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301324498	70aa4177-e165-4d3b-b3dc-fafda8f88576	3269		QM/Agency Safe Harbor		Compliance		Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)	The LE dated X/X/XX reflects a lender credit in the amount of ($XXXX.XX. The lender credit decreased to ($XXXX.XX on the CD with no indication of a valid COC to account for the ($XXX.XX decrease in the credit. Provide re-disclosed CD and letter of explanation.	9/23 XX On 9/3 the borrower requested to relock the loan which cost .100%. The loan amount of XXX,XXX x .001 = XXX.XX which is the exact difference of $X,XXX.XX - $X,XXX.XX = $XXX.XX. This is the reason that the lender credit decreased, please see attached lock sheet and CD disclosed to the borrower - Please clear thank you"	09/24/2019: Audit reviewed the Lender's response and documentation provided and has determined the reason for the decreased Lender Credit was due to a re-lock. Condition cleared.9/19/19: Non-material per SFIG guidance, loan will be graded a B for all agencies					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301315013	fb90f3da-8cda-4533-8697-36140c64c4a3	3187		QM/Non-HPML		Compliance		Missing corresponding W.L.S.P. for Initial L.E. in File DID SHOP Fee (Section C)	The WLSP corresponding to the initial LE dated XX/XX/XXXX is missing from the loan file. No Cure.	10/03/2019: Please rescind as the attached WSL was included in the loan package.	10/04/2019: Audit reviewed Lender's response and WLSP provided; however, the WLSP provided does not reflect the loan number or detailed information the WLSP is for the subject transaction. Condition remains. Non-material per SFIG guidance, loan will be graded a B for all agencies.10/01/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 42.97 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 42.97% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 772				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301315013	6ee2c176-f5d8-4d60-8b8e-05998e23c8a2	3165		QM/Non-HPML		Compliance		Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	WLSP is missing a detailed list of services which corresponds to the LE for services the borrower is permitted to shop for. No Cure - Missing document not provided.	10/03/2019: Please rescind condition as the attached WSL was included in the loan package	10/04/2019: Audit reviewed Lender's response and WLSP provided; however, the WLSP provided does not reflect the loan number or detailed information the WLSP is for the subject transaction. Condition remains. Non-material per SFIG guidance, loan will be graded a B for all agencies.10/01/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 42.97 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 42.97% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 772				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301315013	50e3e180-82e4-e911-abc7-f4e9d4a75a52	795		QM/Non-HPML		Credit		Failure to obtain Verbal Verification of Employment	The VVOE for borrower was found in the loan file, however it is dated > 10 days < 30 days.		10/01/2019: Variance to DU feedback/guideline approved for lender by GSE.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 42.97 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 42.97% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 772				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301292526	929e2fc9-87d6-e911-abc7-f4e9d4a75a52	795		QM/Non-HPML		Credit		Failure to obtain Verbal Verification of Employment	The VVOE for borrower was found in the loan file, however it is dated > 10 days < 30 days.	09/18/2019: Please rescind. XXX has a variance that allows for VVOE's to be dated within 30 days	09/18/2019: Variance to DU feedback/guideline approved for lender by GSE. Exception will be graded a B for all agencies.09/13/2019: Variance to DU feedback/guideline approved for lender by GSE.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 23.30 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.93% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 804				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301292526	6afe63b3-87d6-e911-abc7-f4e9d4a75a52	724		QM/Non-HPML		Credit		Missing Documentation	Missing the required HELOC closure letter.	09/18/2019: Please see attached	09/18/2019: Audit reviewed executed HELOC Closure Authorization, and has determined that the document requests the closure and lien release of said HELOC account. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 23.30 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.93% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 804				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301292211	1457a2fa-d9d3-e911-abc7-f4e9d4a75a52	14		QM/Non-HPML		Credit		Failure to obtain Title	Missing Section B-2 of the Title Commitment	9/12/19 XX Please clear this condition with the attached Schedule B II	09/13/2019: Audit review of Section B-2 of the Title Commitment deemed acceptable, condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.48% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 705 Years in Primary Residence Borrower has resided in subject for 16 years				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301292211	66ffad8b-ddd3-e911-abc7-f4e9d4a75a52	724		QM/Non-HPML		Credit		Missing Documentation	Executed Home Equity Line of Credit (HELOC) closure letter reflecting HELOC was frozen and closed was not provided in file.	9/12/19 XX Please see the attached close out letters.	09-13-2019: Audit review of the HELOC Closure Letters are deemed acceptable, condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.48% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 705 Years in Primary Residence Borrower has resided in subject for 16 years				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301292211	de75c3d0-d9d3-e911-abc7-f4e9d4a75a52	1687		QM/Non-HPML		Credit		Missing Evidence of Property Taxes	Missing lenders calculation of property taxes for subject property in the amount of $XXX.XX per month.	9/11/19 XX Please rescind this condition. Please see the tax information of $X,XXX.XX for 2 quarters and $XXXX.XX for 2nd quarter and $XXXX.XX for the 1st quarter that starts on page 380 of the upload.	09/12/2019: Lender provided property tax calculation. Page 374 reflects a different amount provided by the closing agent. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.48% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 705 Years in Primary Residence Borrower has resided in subject for 16 years				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301293621	308cf708-48d9-e911-abc7-f4e9d4a75a52	1687		QM/Non-HPML		Credit		Missing Evidence of Property Taxes	Evidence of property taxes for subject property not provided. Monthly tax amount of $XXX.XX reflected on final Closing Disclosure does not correspond with the monthly tax amount of $XXX.XX on both the tax assessment and appraisal report. Provide third party evidence of tax calculation. Additional conditions may apply.	9/18/19 XX: Please rescind. The taxes were calculated by taking the assessed value of $XXX,XXX and multiplying by the millage rate of 77.365, This gives us the annual figure used of $XXXX.XX	09/19/2019: Lender provided property tax calculation method. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 739 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.90% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 38.80 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301308477	0064d83d-9be1-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	• The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided for borrower.	XX 9/30/19 Please see attached.	10/01/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Exception cleared.	DTI is lower than guideline maximum UW guides maximum DTI of 43%, loan qualified with DTI of 39.08% FICO is higher than guideline minimum UW guides minimum FICO of 680, loan qualified with FICO of 762 CLTV is lower than guideline maximum UW guides maximum CLTV of 80%, loan qualified at 68.62 CLTV				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301308477	65db0b17-a2e1-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	CDA Report not provided in file. CU Risk Score is 3.		09/30/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.	DTI is lower than guideline maximum UW guides maximum DTI of 43%, loan qualified with DTI of 39.08% FICO is higher than guideline minimum UW guides minimum FICO of 680, loan qualified with FICO of 762 CLTV is lower than guideline maximum UW guides maximum CLTV of 80%, loan qualified at 68.62 CLTV				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301324497	458eab81-06db-e911-abc7-f4e9d4a75a52	3227		QM/Agency Safe Harbor		Compliance		Missing Closing Disclosure / CD Not in File	The loan file is missing the Closing Disclosure XX/XX, XX/XX, and XX/XX/XXXX9 as disclosed on the Lender E-Tracking Disclosure. Additional conditions may apply. No Cure.	09-23-19 XX Please see attachment	09/24/2019: Lender provided CD's dated XX/XX and XX/XX/XXXX as disclosed on the Lender E-Tracking Disclosure. Exception cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 766 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.01% Years Self Employed Borrower has 5 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301324497	ed3bf4f9-06db-e911-abc7-f4e9d4a75a52	22		QM/Agency Safe Harbor		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	9/23 XX: please see attached	09/24/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Exception cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 766 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.01% Years Self Employed Borrower has 5 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301292208	6dba22f4-dadf-e911-abc7-f4e9d4a75a52	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	Section F. Prepaids section of the final Closing Disclosure does not list number of months or the Payee for Flood Insurance that were collected. Under 1026.37(g)(2)(i)-(iv) and 1026.38(g)(2) each item must include the applicable time period covered by the amount to be paid by the consumer and the total amount to be paid. No Cure	10/07/2019: Please see attachment	10/07/2019: Audit reviewed Post Closing CD, Notification of the error (i.e., the letter to borrower) and documents were sent via e-mail, and has determined that documentation submitted is deemed acceptable. Loan will be rated 'B'.09/25/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301292208	d8fbceec-dadf-e911-abc7-f4e9d4a75a52	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	The CD is missing from the loan file. No Cure - Missing document not provided. Per the Disclosure History the Closing disclosures for X/XX/XX and X/X/XX were not provided.		09/30/2019: Received initial and interim closing disclosures. Evidence acknowledged previously provided. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301292522	3ece2a7c-0fd4-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	• The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	XX 9/11/19: Please see attached.	09/12/2019: Audit review of the source of the information obtained and name and title of Lender's employee who obtained the information deemed acceptable, condition cleared.	Reserves are higher than guideline minimum UW Guides require 24 month reserves, loan qualified with 27.85 reserves FICO is higher than guideline minimum UW Guides require a minimum FICO of 700, loan qualified at 769 FICO DTI is lower than guideline maximum UW guides require maximum DTI of 43%, loan qualified with 28.32 DTI				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301292521	24864437-b1d9-e911-abc7-f4e9d4a75a52	3199		QM/Non-HPML		Compliance		Services Borrower DID SHOP Fee (Section C) & Recording Fee (Section E) exceed corresponding L.E. fee (10% Tolerance, when payee = Other or Borrower Permitted to shop for services)	Section E Recording Fees are subject to 10% tolerance. LE dated XX/XX/XXXX reflects recording fees of $XXX.XX ($XXX.XX at 10%) with no resulting COC for any subsequent disclosures. Final CD dated XX/XX/XXXX reflects a charge of $XXX.XX for a variance/refund required of $XX.XX to meet 10% threshold. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.	9/19 XX The 10% tolerance includes the title fees. The total of the title fees on the initial LE plus the recording fee is $X,XXX.XX. Once you add the 10% cushion it equals $X,XXX.XX. When you subtract the actual fees from the final CD this is below the the 10% threshold. Please waive this condition	09/20/2019: Audit reviewed lenders response. Exception rescinded.					1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301293620	d38c4e64-f6db-e911-abc7-f4e9d4a75a52	2765		QM/Non-HPML		Credit		Missing Correspondent wiring instructions	Correspondent wiring instructions missing.		09/25/2019: Audit reviewed the Lender Rebuttal, and has determined that said finding is not applicable to subject loan program. Condition rescinded	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 8.70 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.28% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 738				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301293620	9b313283-f6db-e911-abc7-f4e9d4a75a52	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	Lender's guidelines require 2 years IRS transcripts. Transcripts not provided.	09/25/2019: Please rescind. Transcripts are not required since only using base income to qualify	09/25/2019: Audit re-analyzed AUS (#16), and has determined that tax transcripts were not ordered per AUS. Condition rescinded.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 8.70 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.28% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 738				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301292519	0b6e0fb3-07e4-4ed6-8570-822577e73d5c	3186		QM/Non-HPML		Compliance		Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	The Title Fees are reflected in section C of the final Closing Disclosure. The Borrower did not shop for their own title service provider and used the provider on the WLSP. The Title Fees should be listed in section B of the final Closing Disclosure. Provide corrected CD and LOE to the Borrower.	09-30-19 XX Please see attachment 09-23-19 XX Please see attachment
10/01/2019:  Cleared in Error; after further review, it appears that the Title agent and provider are affiliated, therefore finding remains the same. 10/01/2019: Lender provided the WLSP.  Audit re-analyzed the loan file & determined the Borrower did not use the Title service provider listed on WLSP.  Title fees were reflected in section C of the final Closing Disclosure since the Borrower did shop for their own title service provider.  Condition Cleared.09/24/2019: Lender provided PCCD and LOE; however, the title fees are still reflecting in section C and not in section B.  Condition remains.  Non-material per SFIG, loan will be graded a B for all agencies.
																3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301292519	c38219d8-b439-46e5-ba9e-00c9696eeabf	3199		QM/Non-HPML		Compliance		Services Borrower DID SHOP Fee (Section C) & Recording Fee (Section E) exceed corresponding L.E. fee (10% Tolerance, when payee = Other or Borrower Permitted to shop for services)
Services borrower did shop fees in Section C and Section E Recording Fees are subject to 10% tolerance when the borrower chose a service provider listed on the WLSP.  LE dated XX/XX/XXXX reflects a  Title fee total of $XXX.XX ($XXX.XX at 10%) with no resulting COC for any subsequent disclosures. Final CD reflects a fee total of $XXXX.XX for a variance/refund required of $XXX.XX to meet 10% threshold.  Lender has already issued a credit = $XX.XX for the Section E tolerance violation. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
										10/08/2019: Please see attachment 10-01-19 XX - Disagree, the borrower did not select from WLSP. Therefore, the title fee are not subject to tolerance. Please clear condition.09-30-19 XX Please see attachment 09-23-19 XX Please see attachment
10/08/2019: Audit review of Post-Closing CD, copy of check for cure, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes that was provided and documentations is deemed acceptable. Loan will be rated a 'B'.10/02/2019: Audit reviewed Lender's response and has determined the address for the Settlement agent listed on the Final CD matches the address on the WLSP and the email for the settlement agent matches the provider listed on the WLSP.  The fees would be subject to the 10% tolerance.  Condition remains.10/01/2019:  Lender provided the WLSP, however, did not provide PSCD reflecting additional refund of $XXX.XX, copy of refund check, LOE and proof of delivery.  After further review, it appears that the Title agent and provider are affiliated, therefore finding remains the same.09/24/2019: Lender provided PCCD and LOE; however, did not provided PCCD reflecting additional refund of $XXX.XX, copy of refund check, LOE and proof of delivery.  Condition remains.
																3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301292519	75938d36-c2db-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU Risk Score = 2.9		09/23/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301309850	b1ac187b-8d71-44d8-95ae-9ba127d4e3a0	3329		QM/Non-HPML		Compliance		Missing seller’s Closing Disclosure	It could not be confirmed that the Borrower's Final CD disclosed any and all applicable Seller Paid fees, as the loan file did not contain any alternative documentation verifying the Seller Paid fees that may or may not have been applied to the transaction. Please provide a Final Seller CD or Final ALTA Settlement Statement that will show evidence any and all applicable Seller Paid fees applied to the transaction in order for compliance testing to be completed. 1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation “	XX 10/14/2019 – Please see attached	10/16/2019: Lender provided seller CD. Exception cleared.10/10/2019: Per sales contract seller is to pay for the owner’s title policy. Per Seller CD provided, premium is $XXXX.XX. Borrower’s final CD reflects a credit for owner’s policy of $XXXX.XX. However, Section H reflects owner’s policy as $XXXX. Seller paid owner’s policy should be reflected in Section H in the Seller column not as a credit. Also, please address discrepancy in premium amount. Condition remains.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301309850	369d53d9-7ee1-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU Risk Score = 2.6		09/30/2019: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301292515	db90e46f-cd0a-4fca-9c64-2c086cb90f8e	3295		QM/Non-HPML		Compliance		Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XXXX.XX a month vs. the calculated value of $XXXX.XX a month. The lender used the incorrect amount of $XXXX.XX for the taxes vs. the actual amount of $XXXX.XX. (NOT IN ESCROW) Provide re-disclosed CD and letter of explanation.	9/24/19 XX: Please rescind. The taxes consist of the base amount listed on item #2 of the title commitment as well as items #4 and #5. Item #3 was for the year XXXX-XXXX so it is not being included	09/26/2019: Audit reviewed Lenders response. Exception rescinded.09/20/2019: Finding deemed non-material, loan will be graded a B for all agencies.					1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301292514	c332e532-dc97-4a98-b0a5-0cd60708d659	3254		QM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The State license ID of the Settlement Agent is missing. Provide re-disclosed CD and letter of explanation.	XX 10/11/2019 – Please see attached	10/15/2019: Lender provided same PCCD with settlement agent ID updated. Exception remains downgraded.10/09/2019: Lender cured on Post CD. Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301292514	3f35cf78-f2ea-e911-abc7-f4e9d4a75a52	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	The loan file is missing the Closing Disclosure dated XX/XX/XXXX as disclosed on the E-Tracking disclosure in file. Additional conditions may apply. No Cure.	XX 10/11/2019 – Please see attached	10/15/2019: Lender provided initial CD. Exception cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301292514	97a86c75-b6ea-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided.	10/10/2019: CDA	10/10/2019: A CDA provided reflecting a value of $XXX,XXX.XX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301316384	117aa1cd-cad4-46ee-b76a-a57c6ecf250b	3211		QM/Agency Safe Harbor		Compliance		Finance Charge under disclosed (Exceeds $35 variance/threshold) for Rescindable Transactions	The final Closing Disclosure reflects the Finance Charge as $XXX,XXX.XX vs. actual Finance Charge of $XXX,XXX.XX. An under disclosure of $XXX.XX which exceeds the $XX allowable tolerance for Rescindable Transactions. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower, re-open rescission if applicable.	XX 9/23 - Compliance rebuttal - Disagree - the AMC fee is not a finance charge, Please rescind	09/24/2019: Audit reviewed Lender's response and has determined the appraisal fee is not an APR fee. Condition rescinded.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80, loan qualified with CLTV of 48.45% DTI is lower than guideline maximum UW Guides maximum DTI of 450%, loan qualified with DTI of 48.45% FICO is higher than guideline minimum UW Guides require FICO of 680 loan qualified with FICO of 798				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301316384	a08748a9-85d5-e911-abc7-f4e9d4a75a52	724		QM/Agency Safe Harbor		Credit		Missing Documentation	Missing document signed by borrowers indicating the HELOC will be closed.	09/16/2019: please see attached	09/16/2019: Audit reviewed executed HELOC Closure Authorization, and has determined that the document requests the closure and lien release of said HELOC account. Condition cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80, loan qualified with CLTV of 48.45% DTI is lower than guideline maximum UW Guides maximum DTI of 450%, loan qualified with DTI of 48.45% FICO is higher than guideline minimum UW Guides require FICO of 680 loan qualified with FICO of 798				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301316384	2d2b0c01-88d5-e911-abc7-f4e9d4a75a52	914		QM/Agency Safe Harbor		Credit		Missing income documentation	Missing signed 1040 for XXXX.	9/13/19 XX: Please rescind. The XXXX tax transcripts are on file which validate the XXXX tax returns. Transcripts can be used to validate per the XXXXXXX XXX (LP) update	09/16/2019: Audit reviewed lenders response and located the XXXX tax transcript on page 232 of original loan file, condition rescinded.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80, loan qualified with CLTV of 48.45% DTI is lower than guideline maximum UW Guides maximum DTI of 450%, loan qualified with DTI of 48.45% FICO is higher than guideline minimum UW Guides require FICO of 680 loan qualified with FICO of 798				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301311009	3d8d68ea-1ce5-e911-abc7-f4e9d4a75a52	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Broker Affiliated Business Disclosure.	10/3 XX We are the lender on the note and do not have any affiliations. Please rescind thank you.	10/07/2019: Audit reviewed lender’s rebuttal, document provided and original loan file. Lender affiliated business disclosure provided on page 512. Broker affiliated business disclosure provided on page 69. Condition rescinded.10/04/2019: Audit reviewed the Lender Response, however, the file is missing the Broker Affiliated Business Disclosure or Attestation Statement regarding no Business Affiliates. Condition remains.10/02/2019: Finding deemed non-material, loan will be graded a B for all agencies.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 772 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.54% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 102.90 months reserves				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301311009	92b35f97-1ce5-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The VVOE is > 10 days < 30 days for the co-borrower.		10/02/2019: Variance to DU feedback/guideline approved for lender by GSE. Exception will be graded a B for all agencies	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 772 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.54% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 102.90 months reserves				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301311009	580279c0-1ce5-e911-abc7-f4e9d4a75a52	724		QM/Non-HPML		Credit		Missing Documentation	Executed Home Equity Line of Credit (HELOC) closure letter reflecting HELOC was frozen and closed was not provided in the file	10/3 XX: See attached	10/04/2019: Audit review of the signed and dated HELOC Closure Letter stating the HELOC was frozen and closed is deemed acceptable, condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 772 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.54% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 102.90 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301311009	2ade515c-1ce5-e911-abc7-f4e9d4a75a52	2788		QM/Non-HPML		Credit		Missing Executed Personal Tax Returns	Per Appendix Q, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years. Missing XXXX complete tax returns only signature page in file.	10/16/2019: Please see attached. The signed page for XXXX was in the submission package	10/16/2019: Audit reviewed the Lender Rebuttal, as well as complete copy of XXXX Returns, and has determined that tax documentation submitted is deemed acceptable. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 772 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.54% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 102.90 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301297023	3f3af9a2-7e33-4669-a8ba-3dc40f74c214	3327		QM/Non-HPML		Compliance		An LE was issued on the same date as a CD	An LE was issued on the same date as a CD.	XX 10/01 - Compliance Rebuttal: The LE dated X/XX is a preview LE. Preview LE /CDs are not seen by the borrower. Please rescind	10/02/2019: Audit reviewed the Lender's response and determined that the Disclosure Tracking Report on page 324 located in the original loan file states the only TRID document generated was the Closing Disclosure. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301293611	9f847ddf-9ed8-e911-abc7-f4e9d4a75a52	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	Incorrect Disclosure of Lender Credit Fee in Section H of the Final Closing Disclosure	09/18/2019: please see attached which was included in original upload, please rescind	09/18/2019: Audit reviewed the Post Closing CD, and has determined that the condition remains non-material per SFIG guidance, loan will be graded a B for all agencies. 09/16/2019: This finding is deemed non-material with a final grade of a B					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301293610	e8909ba9-3800-4f7f-9d83-87cd5aa99f0e	3254		QM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The Contact of the Settlement Agent is missing. Provide re-disclosed CD and letter of explanation.	9/25 XX please see attached which was included in original upload, please rescind	09/26/2019: PCCD and LOE provided. Non-material per SFIG guidance, loan will be graded a B for all agencies.09/24/2019: Post CD and LOX cured data error. Non-material per SFIG guidance, loan will be graded a B for all agencies	FICO is higher than guideline minimum UW Guides require Fico of 700, loan qualified with Fico of 794 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.60% LTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75%				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301293609	10a0d119-cae3-e911-abc7-f4e9d4a75a52	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The HOA Dues in section H of the final Closing Disclosure is missing the name of the service provider. Provide corrected CD and LOE to the Borrower. provider.	10-01-19 XX Please see attachment	10/02/2019: Lender provided PCCD and LOE which was also in the loan file. Non-material per SFIG guidance, loan will be graded a B for all agencies.09/30/2019: Post funding CD dated X/XX/XXXX corrected HOA Dues service provider. Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301324495	854bbcdc-0edb-e911-abc7-f4e9d4a75a52	992		QM/Agency Safe Harbor		Credit		Invalid AUS	The Lender's Guidelines/Agency Guidelines require loan data to be resubmitted to DU if the data changes from the time the AUS was last run. The most recent AUS in file reflects loan amount of $XXX,XXX vs actual $XXX,XXX loan amount.	9/23 XX: please see attached	09/24/2019: Lender provided the Final AUS reflecting the correct loan amount of $XXX,XXX, condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 36.08% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 6 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 762				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301297714	13de6b60-cedf-e911-abc7-f4e9d4a75a52	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.	XX 9/30/2019 – Please see attached	10/01/2019: Lender provided attestation for broker; however, did not provide Affiliated Business Disclosure for lender. Condition remains Non-material, loan will be graded a B.09/25/2019: This finding is deemed non-material with a final grade of a B					2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
301297714	7ea701a8-cadf-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided.	09/26/2019: CDA	09/26/2019: A CDA provided reflecting a value of $X,XXX,XXX.XX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301324494	453c7738-6738-48ff-8d14-199d9c896793	3181		QM/Agency Safe Harbor		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Title - Premium for Lender's Coverage and Title - Sub Escrow fees are reflected in section B of the final Closing Disclosure. The borrower shopped for their own title service provider and did not use the provider on the WLSP. The title service provider fees should be listed in section C of the CD. Provided re-disclosed CD and LOE to the borrower.	09/26/2019: please see attached	09/26/2019: Audit reviewed Post Closing CD, Notification of the error (i.e., the letter to borrower) and documents were sent via e-mail, and has determined that documentation submitted is deemed acceptable. Loan will be rated 'B'. 09/19/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301293606	75a0a0dd-decf-e911-abc7-f4e9d4a75a52	724		QM/Non-HPML		Credit		Missing Documentation	Executed Home Equity Line of Credit (HELOC) closure letter reflecting HELOC was frozen and closed was not provided in the file. HELOC Closure Letter in file is not executed by the borrower	09/11/2019: Please see attached. This was dated on the disbursement date of the loan	09/11/2019: Audit reviewed executed HELOC Closure Authorization, and has determined that the document requests the closure and lien release of said HELOC account. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 754 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 9.90 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 22.01%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301293605	6b3c9976-95e0-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided for Co-Borrower.		09/30/2019: Audit reviewed evidence for VOB document source and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	CLTV is lower than guideline maximum UW guides maximum CLTV of 80%, loan qualified with CLTV of 69% Disposable Income is higher than guideline minimum UW guides require $0 is disposable income, loan qualified with $X,XXX.XX in disposable income Years on Job Borrower has 14 years on job				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301293605	81d551ea-78e0-e911-abc7-f4e9d4a75a52	724		QM/Non-HPML		Credit		Missing Documentation	Missing executed copy of Authorization to Close Line of Credit		09/30/2019: Received executed closure letter. Condition cleared.	CLTV is lower than guideline maximum UW guides maximum CLTV of 80%, loan qualified with CLTV of 69% Disposable Income is higher than guideline minimum UW guides require $0 is disposable income, loan qualified with $X,XXX.XX in disposable income Years on Job Borrower has 14 years on job				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301293605	2fd50054-a1e3-e911-abc7-f4e9d4a75a52	919		QM/Non-HPML		Credit		Missing verbal verification of employment	Guidelines require a VVOE within 10 business days prior to the note date. The VVOE is greater than 10 days prior to note date.		09/30/2019: Variance to DU feedback/guideline approved for lender by GSE. Exception will be rated a B for all agencies.	CLTV is lower than guideline maximum UW guides maximum CLTV of 80%, loan qualified with CLTV of 69% Disposable Income is higher than guideline minimum UW guides require $0 is disposable income, loan qualified with $X,XXX.XX in disposable income Years on Job Borrower has 14 years on job				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301293878	c4fef166-eede-e911-abc7-f4e9d4a75a52	795		QM/Non-HPML		Credit		Failure to obtain Verbal Verification of Employment	The VVOE for borrower was found in the loan file, however it is dated > 10 days < 30 days.		09/24/2019: Variance to DU feedback/guideline approved for lender by GSE.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 12.10 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.77% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 782				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301309531	9ac26ce4-acd8-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU Risk Score = 3.0		09/18/2019: A CDA report reflecting a value $XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301297713	920e70ed-36e5-e911-abc7-f4e9d4a75a52	3		QM/Non-HPML		Credit		CLTV Exceeds Guidelines	The AUS reflects a CLTV of 68%, however the current CLTV of the subject is 68.91%. The most recent AUS in file reflects a loan amount of $XXX,XXX, however the Note reflects a loan amount of $XXX,XXX.	10/3 XX: See attached	10/04/2019: Lender provided updated AUS. Exception cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 2.70 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.70% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 795				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301297713	16f814b1-36e5-e911-abc7-f4e9d4a75a52	992		QM/Non-HPML		Credit		Invalid AUS	Agency Guidelines require loan data to be resubmitted to DU if the data changes from the time the AUS was last run. The most recent AUS in file reflects a loan amount of $XXX,XXX, however the Note reflects a loan amount of $XXX,XXX.	10/3 XX: See attached	10/04/2019: Lender provided updated AUS. Exception cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 2.70 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.70% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 795				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301312304	f00110ae-b4df-e911-abc7-f4e9d4a75a52	701		QM/Non-HPML		Credit		Failure to obtain Employment Verification	An employment verification dated within 10 days of the note date as required by lender's guidelines was not provided for borrower. VVOE provided in the loan file is dated XX/XX/XXXX, which is not within 10 days of the note date.		09/25/2019: Variance to DU feedback/guideline approved for lender by GSE.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.51% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 5.10 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 767				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301312304	589a175d-b4df-e911-abc7-f4e9d4a75a52	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	Tax Transcript not provided as required by DU.		09/27/2019: Audit re-analyzed AUS #17 and has determined that tax transcripts were not ordered per AUS. Condition rescinded.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.51% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 5.10 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 767				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301293877	90babf3b-e6da-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	09/24/2019: please see attached	09/24/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 60.36% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 12.39% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 755				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301293877	5b0f78d7-e6da-e911-abc7-f4e9d4a75a52	2795		QM/Non-HPML		Credit		Missing Income Tax Schedules	Tax returns for XXXX is missing pages Schedules E part II. Additional conditions may apply.	09/24/2019: Please rescind. This is on page 77 of the submission package	09/24/2019: Audit reviewed the Lender Rebuttal, and has determined that Schedules E part II page was located on page 77 of the original loan file. Condition rescinded.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 60.36% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 12.39% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 755				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301293877	227899e2-3dda-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Score 5.0		09/20/2019: A CDA report reflecting a value $XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 60.36% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 12.39% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 755				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301293876	b5b41d61-24da-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	Guidelines require a VVOE within 10 business days prior to the note date. The VVOE is greater than 10 days prior to note date		09/20/2019: Variance to DU feedback/guideline approved for lender by GSE. Exception will be rated a B for all agencies.09/18/2019: Variance to DU feedback/guideline approved for lender by GSE	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.50%. FICO is higher than guideline minimum UW Guides require FICO of 700, qualified with FICO of 721 Years on Job Borrower has 23.23 years on job				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301293876	96decd2a-24da-e911-abc7-f4e9d4a75a52	724		QM/Non-HPML		Credit		Missing Documentation	Missing signed request to close line of credit for 2nd HELOC lien paid at close.		10/17/2019: Received executed HELOC closure letter. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.50%. FICO is higher than guideline minimum UW Guides require FICO of 700, qualified with FICO of 721 Years on Job Borrower has 23.23 years on job				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301293876	d9fc588f-24da-e911-abc7-f4e9d4a75a52	914		QM/Non-HPML		Credit		Missing income documentation	The Borrowers' income is required to be documented with copy of a paystub dated with in 30 days of application date. The loan file contains a paystub dated > than 30 days prior to application date. Copies of the Borrowers' paystubs dated < 30days prior to application date are required to fulfill guidelines and QM requirements.		09/20/2019: Variance to DU feedback/guideline approved for lender by XXX. Exception will be rated a B for all agencies.09/18/2019: Variance to DU feedback/guideline approved for lender by XXX	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.50%. FICO is higher than guideline minimum UW Guides require FICO of 700, qualified with FICO of 721 Years on Job Borrower has 23.23 years on job				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301293876	e947a60f-50d9-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU risk 3.2		09/19/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.50%. FICO is higher than guideline minimum UW Guides require FICO of 700, qualified with FICO of 721 Years on Job Borrower has 23.23 years on job				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301293874	91e9bafa-c969-499c-9e24-7dc3a0f3dd83	3248		QM/Non-HPML		Compliance		Information required for CD 'Calculating Cash To Close' section not completed, or completed in error	The information in the Calculating Cash To Close section of the final Closing Disclosure indicates Loan Estimate disclosed $XX,XXX.XX cash to the borrower vs. $XX,XXX.XX cash from the borrower. Cure provided on post consummation CD.		10/04/2019: Post consummation closing disclosure provided. Condition cleared. Loan will be rate a B for all agencies.10/02/2019: Post Consummation CD provides a cure. This finding is deemed non-material under SFIG and rated a B	CLTV is lower than guideline maximum UW Guides maximum CLTV of 90.00%, loan qualified with CLTV of 62.97% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.45% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 13.50 months reserves				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301293874	9efe09da-dbe6-e911-abc7-f4e9d4a75a52	2794		QM/Non-HPML		Credit		Missing W-2	The Co-Borrower's income is required to be documented with AUS guideline requirement. The loan file contains a pay stub and VVOE. Copies of the Co-Borrower's prior W2 or WVOE is missing and are required to fulfill guidelines requirements.	10/9 XX: Please rescind and see attached. This was in the submission package 10/7 XX: Please rescind. See page 66 of the submission	10/10/2019: Lender provided co-borrower prior year W2. Exception cleared.10/09/2019: Audit reviewed lender's rebuttal and original loan file. Document provided on page 66 is the credit report. W-2 not located. Per AUS, document income using pay stub and W-2 from prior year of standard verification of employment form. Condition remains.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 90.00%, loan qualified with CLTV of 62.97% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.45% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 13.50 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301293873	48b51127-19da-e911-abc7-f4e9d4a75a52	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	Missing initial closing disclosure. Disclosure tracker p. 331 indicates a closing disclosure was issued and e-signed on XX/XX/XXXX, however, this CD is not found in the loan file.		09/23/2019: Received initial closing disclosure. Evidence it was acknowledged previously provided. Timing requirement met. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301293985	df70b3bb-e1e3-e911-abc7-f4e9d4a75a52	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	Tax Transcript not provided as required by DU	10-03-19 XX Tax Transcript are not need for this loan. Please clear condition.	10/04/2019: Audit reviewed Lenders response. Exception rescinded.	Reserves are higher than guideline minimum UW Guides required no reserves, loan qualified with 15 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 751 Disposable Income is higher than guideline minimum UW Guides required no disposable income, loan qualified with $X,XXX.XX in disposable income				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301293985	7952f9f5-e1e3-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. The CU Score is 3.6.		10/03/2019: A CDA report reflecting a value $XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.	Reserves are higher than guideline minimum UW Guides required no reserves, loan qualified with 15 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 751 Disposable Income is higher than guideline minimum UW Guides required no disposable income, loan qualified with $X,XXX.XX in disposable income				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301324491	f3aecd5a-e2da-e911-abc7-f4e9d4a75a52	3227		QM/Agency Safe Harbor		Compliance		Missing Closing Disclosure / CD Not in File	The CD is missing from the loan file. No Cure.	09/23/2019: Please see attachment09/20/2019: Please see attachment	09/23/2019: Audit reviewed CD dated XX/XX/XXXX, and has determined that said documentation is deemed acceptable. Condition cleared. 09/20/2019: Audit reviewed CD dated XX/XX/XXXX, and has determined that said documentation is deemed acceptable. However, the Disclosure History on page 474 also reflects an additional CD dated XX/XX/XXXX that is missing from the loan file. Condition remains.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301294761	f9872d1a-28d0-e911-abc7-f4e9d4a75a52	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	Lender's guidelines require 2 years IRS transcripts. Transcripts not provided.	9/9/19 XX: Please rescind. Per the AUS findings transcripts were never ordered for this file. They are also not needed since only paystub/w2 income is being used to qualify	09/10/2019: Audit reviewed Lenders response. Exception rescinded.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.40% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 763 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 31.40 months reserves				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301293983	bb7d0bc4-43e1-e911-abc7-f4e9d4a75a52	701		QM/Non-HPML		Credit		Failure to obtain Employment Verification	An employment verification dated within 10 days of the note date as required by lender's guidelines was not provided for borrower.		Finding deemed non-material, loan will be graded a B for all agencies”	Years in Field Borrower in same field 12 years DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.50% Disposable Income is higher than guideline minimum UW Guides required no disposable income, loan qualified with $XX,XXX.XX disposable income				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301300382	8b9ed564-0ed4-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	• The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.		09/12/2019: Audit reviewed evidence for VOB document source and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.55% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 700 Reserves are higher than guideline minimum UW Guides require 2.10 months reserves, loan qualified with 124.90 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301300382	35e8e01a-06d4-e911-abc7-f4e9d4a75a52	914		QM/Non-HPML		Credit		Missing income documentation	File is missing evidence of monthly IRA distribution in the amount of $XX,XXX.XX	9/12/19 XX Please rescind this condition. Please see page 1052 of the initial upload stating his deferral solutions payment schedule from XXXXXXXXXXXX.	09/12/2019: Audit reviewed lender's rebuttal and original loan file. Distribution summary provided on page 1052. Condition rescinded.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.55% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 700 Reserves are higher than guideline minimum UW Guides require 2.10 months reserves, loan qualified with 124.90 months reserves				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301307305	20e5dc12-ebd3-e911-abc7-f4e9d4a75a52	840		QM/Non-HPML		Credit		Failure to Obtain Hazard Insurance Declaration	A hazard insurance declaration effective prior to funding for the subject property was not provided.		09/12/2019: Any liability or issue that may potentially exist would fall on the original creditor and not necessarily fall on an assignee, as insurance coverage is in fact in place on the transaction, and provided that the coverage is sufficient. Finding deemed non-material, loan will be graded a B for all agencies.09/10/2019: Finding deemed non-material, loan will be graded a B for all agencies	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 9.80 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 794				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301324490	bd1d0d71-23db-e911-abc7-f4e9d4a75a52	1684		QM/Agency Safe Harbor		Credit		Missing Third Party Fraud Tool (Report)	The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Please provide Fraud Report with OFAC search. Additional conditions may apply.	09/24/2019: please see attached	09/24/2019: Audit reviewed Fraud Report, and has determined that all Red Flags were resolved internally by the Lender. Documentation submitted is deemed acceptable. Condition cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 54.83% FICO is higher than guideline minimum UW Guides require a FICO of 680, loan qualifies with FICO of 725 Reserves are higher than guideline minimum UW Guides requires 0 months reserves, loan qualifies with 11.40 months reserves.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301311797	cd6ca0a6-013c-4377-bc79-baa4ea01393c	3273		QM/Non-HPML		Compliance		APR on Final Closing Disclosure is inaccurate in relation to previous Initial disclosure(s) – no evidence of further re-disclosure in file (APR > 0.125 variance – Under disclosed)	Missing evidence of APR re-disclosure. The final Closing Disclosure reflects an APR of 4.729%. The prior Closing Disclosure dated XX/XX/XXXX reflects an APR of 3.806%, which is a difference of 0.923% and exceeds allowable tolerance of 0.125%. No Cure.		10/10/2019: Lender provided CD dated XX/XX/XXXX which reflected an APR of 4.728% and verifies the APR was re-disclosed to the borrower prior to consummation.	Disposable Income is higher than guideline minimum Loan qualified with disposable income of $XX,XXX.XX Years in Field Borrower has 30 years in field FICO is higher than guideline minimum Loan qualified with FICO of 752				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301311797	3a35b574-7b41-4510-80b7-c920e7bcd55d	3269		QM/Non-HPML		Compliance		Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)	The LE dated 08/19/2019 reflects a lender credit in the amount of $1,983.00. The lender credit decreased to $463.00 on the final CD wiThe LE dated XX/XX/XXXX reflects a lender credit in the amount of $X,XXX.XX. The lender credit decreased to $XXX.XX on the final CD with no evidence of re-disclosure to borrowers for the $X,XXX.XX decrease in the credit. Provide re-disclosed CD and letter of explanation. th no evidence of re-disclosure to borrowers for the $1,520.00 decrease in the credit. Provide re-disclosed CD and letter of explanation.		10/10/2019: Lender provided CD dated XX/XX/XXXX for the rate re-lock and decrease of lender credits which was disclosed within 3 days of the rate re-lock date. Condition cleared.	Disposable Income is higher than guideline minimum Loan qualified with disposable income of $XX,XXX.XX Years in Field Borrower has 30 years in field FICO is higher than guideline minimum Loan qualified with FICO of 752				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301311797	9d124d84-25e6-e911-abc7-f4e9d4a75a52	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	Per disclosure tracking in file, borrowers were provided Closing Disclosure on XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX. Copies of these CDs were not provided.	10/09/2019: please see attached CDs	10/10/2019: Lender provided CD's dated XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX. Condition cleared.	Disposable Income is higher than guideline minimum Loan qualified with disposable income of $XX,XXX.XX Years in Field Borrower has 30 years in field FICO is higher than guideline minimum Loan qualified with FICO of 752				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301311797	6b0c5119-ca0a-467d-9e19-255e6601fc3d	3175		QM/Non-HPML		Compliance		Origination Charges - Section A on C.D. exceeds L.E. Fee (0% Variance) - not supported by C.O.C	The Origination Charges in Section A are subject to 0% variance. LE dated XX/XX/XXXX reflects no Discount Fee with no evidence of re-disclosure to borrowers. Final CD reflects a Discount Fee of $X,XXX.XX for a variance/refund required of $X,XXX.XX. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.		10/10/2019: Lender provided CD dated XX/XX/XXXX for the re-disclosure of the rate lock extension dated XX/XX/XXXX and the increase of the discount points of $X,XXX.XX. Condition cleared.	Disposable Income is higher than guideline minimum Loan qualified with disposable income of $XX,XXX.XX Years in Field Borrower has 30 years in field FICO is higher than guideline minimum Loan qualified with FICO of 752				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301311797	e09fa0ea-c4fa-4d0c-a69a-55e432a9c4a7	3170		QM/Non-HPML		Compliance		Waiver by borrower of C.D. timing requirement not properly documented for APR variance (Under disclosed)	Waiver by borrower of C.D. timing requirement not properly documented for APR variance. The final Closing Disclosure reflects an APR of 4.729%. The most recent Loan Estimate dated XX/XX/XXXX reflects an APR of 3.806%, which is a difference of 0.923% and exceeds allowable tolerance of 0.125%. No Cure.		10/10/2019: Lender provided CD dated XX/XX/XXXX which reflects the re-disclosure of the APR; therefore, a waiver would not be required. Condition cleared.	Disposable Income is higher than guideline minimum Loan qualified with disposable income of $XX,XXX.XX Years in Field Borrower has 30 years in field FICO is higher than guideline minimum Loan qualified with FICO of 752				3	1	C	A	C	A	D	A	C	A	C	A	Cleared
301311797	45eebee3-21e6-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided for Co-Borrower.		10/09/2019: Audit reviewed evidence for VOB document source and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	Disposable Income is higher than guideline minimum Loan qualified with disposable income of $XX,XXX.XX Years in Field Borrower has 30 years in field FICO is higher than guideline minimum Loan qualified with FICO of 752				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301311797	fe0dfed4-22e6-e911-abc7-f4e9d4a75a52	33		QM/Non-HPML		Credit		Failure to obtain Asset Documentation	Business funds were used for closing. A CPA verifying using business funds will not have a negative impact on business operations was not provided.	10/7/19: Please rescind. This is not an appendix Q requirement. XXXX states that the loan must pass liquidity which since the current assets on the balance sheet are greater than the current liabilities we would pass liquidity	10/08/2019: Audit reviewed lender's rebuttal, AUS findings, XXXXXXXXXXXXXXX overlays and agency guidelines. Co-borrower has 100% ownership in the business. A CPA letter is not required. Condition rescinded.	Disposable Income is higher than guideline minimum Loan qualified with disposable income of $XX,XXX.XX Years in Field Borrower has 30 years in field FICO is higher than guideline minimum Loan qualified with FICO of 752				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301311797	7c937baf-22e6-e911-abc7-f4e9d4a75a52	701		QM/Non-HPML		Credit		Failure to obtain Employment Verification	An employment verification dated within 10 days of the note date as required by DU was not provided for borrower.	10/15/2019: Please rescind.Verbals are good for 30 days.10/09/2019: Please see attached	10/15/2019: Variance to DU feedback/guideline approved for lender by GSE. Exception will be graded a B for all agencies.10/10/2019: Lender provided VOB for co-borrower's business; however, did not provide VVOE for borrower dated within 10 days of the Note date. The VVOE in the loan file is not dated within 10 days. Variance to DU feedback/guideline approved for lender by GSE. Non-material finding, loan will be graded a B.10/03/2019: Variance to DU feedback/guideline approved for lender by GSE. Finding is deemed non material and graded a B for all agencies.	Disposable Income is higher than guideline minimum Loan qualified with disposable income of $XX,XXX.XX Years in Field Borrower has 30 years in field FICO is higher than guideline minimum Loan qualified with FICO of 752				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301311797	7ebb361b-23e6-e911-abc7-f4e9d4a75a52	2789		QM/Non-HPML		Credit		Missing Executed Business Returns	Per Appendix Q, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years; for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules. Signed XXXX business returns not provided.	10/15/2019: Please see attached	10/15/2019: Audit reviewed XXXX executed 1120S Business Returns, and has determined that the documentation was obtained PRIOR to/at consummation. Documentation submitted is deemed acceptable. Condition cleared.	Disposable Income is higher than guideline minimum Loan qualified with disposable income of $XX,XXX.XX Years in Field Borrower has 30 years in field FICO is higher than guideline minimum Loan qualified with FICO of 752				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301311797	53b7092f-23e6-e911-abc7-f4e9d4a75a52	2788		QM/Non-HPML		Credit		Missing Executed Personal Tax Returns	Per Appendix Q, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years. Signed XXXX returns not provided.	10/15/2019: Please see attached	10/15/2019: Audit reviewed 2018 executed 1040 Tax Returns, and has determined that the documentation was obtained PRIOR to/at consummation. Documentation submitted is deemed acceptable. Condition cleared.	Disposable Income is higher than guideline minimum Loan qualified with disposable income of $XX,XXX.XX Years in Field Borrower has 30 years in field FICO is higher than guideline minimum Loan qualified with FICO of 752				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301293977	83c4b92b-7567-4e2e-83d4-63c69598c34a	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	Missing the initial Closing Disclosure e-signed by the borrower on X/X/XXXX per Disclosure Tracker page 445	Attached is the X/X CD, this was included in the loan package. Please rescind.	09/20/2019: Audit reviewed the Lender response and located the said document on page 370 in the original loan file. Condition Rescinded.					1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301293977	8ea124d7-84d8-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU Risk Score = 5.0		09/18/2019: A CDA report reflecting a value $XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301294043	df4fcf84-bed8-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 4.6.		09/18/2019: CDA provided reflecting a value of $XXX,XXX which is a -2.2% variance. Variance within acceptable tolerance. Condition cleared.	Years on Job Borrower has 5 years on job FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 743 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.51%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301294595	d197147f-f12a-414b-a086-ebeb5bd6552f	1608		QM/Non-HPML		Compliance		Loan Late Charge Parameters Exceeds State Thresholds	5% > 4% maximum late fee allowed by the State of XXXXX XXXXXXXX.	XX 9/23 - Compliance Rebuttal:The 4% limit only applies to loan amounts less than $XXX,XXX per XX Stat 24-1.1(f) which states ""(f)Â Â This section does not limit fees on loans or extensions of credit in excess of three hundred thousand dollars ($XXX,XXX).""Â Please rescind"	09/24/2019: Audit reviewed the Lender's Rebuttal and agrees, exception rescinded.					1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301294147	6c46dd5a-e4cf-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided.		09/06/2019: The AVM report value of $XXX,XXX to appraisal value of $X,XXX,XXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301324487	74e7bcf1-68db-e911-abc7-f4e9d4a75a52	76		QM/Agency Safe Harbor		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU risk score of 3.		09/23/2019: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301294650	8f982e99-17da-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA Report was not provided in file. CU Risk Score is a 3.8.	09/19/2019: CDA	09/19/2019: A CDA provided reflecting a value of $XXX,XXX.XX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301294569	026b44d7-93d4-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file.	09/12/2019: AVM	09/12/2019: The AVM report value of $XXX,XXX.XX to appraisal value of $XXX,XXX.XX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301312303	bd8117d5-20de-e911-abc7-f4e9d4a75a52	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	The loan file is missing the Closing Disclosure dated XX/XX/XXXX as disclosed on the E-Tracking disclosure in file. Additional conditions may apply. No Cure.	09/25/2019: Please rescind condition as the attached CD was included in the loan package.	09/25/2019: Audit re-analyzed the loan file, and has determined that said CD was located on page 519 of the original loan file. Condition rescinded.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 782 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 61 months reserves Years Self Employed Borrower has 18 years Self Employed				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301312303	bd33600b-21de-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	09/25/2019: please see attached	09/25/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 782 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 61 months reserves Years Self Employed Borrower has 18 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301312303	28150e93-8fdd-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided.		09/24/2019: A CDA report reflecting a value $XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 782 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 61 months reserves Years Self Employed Borrower has 18 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301294591	a41db6a2-68d6-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided.		09/18/2019: A CDA report reflecting a value $XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301308151	2862bc4b-4536-47b4-9541-aa264044e7ca	1		QM/Non-HPML		Compliance		General Compliance Exception	It could not be confirmed that the Borrower's Final CD disclosed any and all applicable Seller Paid fees, as the loan file did not contain any alternative documentation verifying the Seller Paid fees that may or may not have been applied to the transaction. Please provide a Final Seller CD or Final ALTA Settlement Statement that will show evidence any and all applicable Seller Paid fees applied to the transaction in order for compliance testing to be completed. 1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation.		09/23/2019: Audit reviewed the Seller CD and has determined that the document conforms to the sales contract and is deemed acceptable. Condition cleared.	FICO is higher than guideline minimum Lender Guides with minimum 700 FICO; loan qualified with a 746 FICO Reserves are higher than guideline minimum UW Guides with 0 months reserves required; loan qualified with 2.10 months resserves Years in Field Borrowr has 10 years in the field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301308151	5fb854fa-7fd9-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	Guidelines required a VVOE within 10 business days prior to the note date. The VVOE for the Co-Borrower is missing.		09/20/2019: Received co-borrower VVOE dated within 10 business days prior to the note date. Condition cleared.	FICO is higher than guideline minimum Lender Guides with minimum 700 FICO; loan qualified with a 746 FICO Reserves are higher than guideline minimum UW Guides with 0 months reserves required; loan qualified with 2.10 months resserves Years in Field Borrowr has 10 years in the field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301308151	2811cc0b-22da-e911-abc7-f4e9d4a75a52	73		QM/Non-HPML		Credit		Failure to obtain Evidence of Self Employment	• The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.		09/20/2019: Audit reviewed evidence for VOB document source and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	FICO is higher than guideline minimum Lender Guides with minimum 700 FICO; loan qualified with a 746 FICO Reserves are higher than guideline minimum UW Guides with 0 months reserves required; loan qualified with 2.10 months resserves Years in Field Borrowr has 10 years in the field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301337758	7eec9664-23e1-e911-abc7-f4e9d4a75a52	3227		QM/Agency Safe Harbor		Compliance		Missing Closing Disclosure / CD Not in File	The CD dated XX/XX/XXXX as reflected on Disclosure tracking is missing from the loan file. No Cure.	10/01/2019: please see attached	10/02/2019: Lender provided CD dated XX/XX/XXXX. Condition cleared.	Reserves are higher than guideline minimum UW Gduies require 0 months reserves, loan qualified with 18.50 months reserves. Years on Job Borrower has 36 years on job Years in Primary Residence Borrower has resided in subject for 18 years				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301337758	679df046-15e1-e911-abc7-f4e9d4a75a52	22		QM/Agency Safe Harbor		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.		10/01/2019: Audit reviewed evidence for VOB document source and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	Reserves are higher than guideline minimum UW Gduies require 0 months reserves, loan qualified with 18.50 months reserves. Years on Job Borrower has 36 years on job Years in Primary Residence Borrower has resided in subject for 18 years				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301337758	73efb8da-22e1-e911-abc7-f4e9d4a75a52	2788		QM/Agency Safe Harbor		Credit		Missing Executed Personal Tax Returns	Per AUS, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent year. XXXX sign and dated returns not provided.		10/01/2019: Agency guidelines allow transcripts in lieu of signed personal tax returns. Received XXXX/XXXX transcripts. Condition cleared.	Reserves are higher than guideline minimum UW Gduies require 0 months reserves, loan qualified with 18.50 months reserves. Years on Job Borrower has 36 years on job Years in Primary Residence Borrower has resided in subject for 18 years				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301307145	37796900-27d9-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	Guidelines require a VVOE within 10 business days prior to the note date. The VVOE is greater than 10 days prior to note date but < 30 days.		9.18.19: Variance to DU feedback/guideline approved for lender by GSE. Exception will be graded a B for all agencies.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 750. DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.31%. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 7.50 months reserves.				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301307145	cf894ab3-23d9-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU Risk Score 3.8.	09/19/2019: AVM	09/19/2019: The AVM report value of $XXX,XXX.XX to appraisal value of $XXX,XXX.XX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 750. DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.31%. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 7.50 months reserves.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301294642	a40596f9-a523-4823-bb9f-296341186c58	3313		QM/Non-HPML		Compliance		Amount Financed over disclosed (Exceeds $35 variance/threshold)	The Amount Financed is over disclosed and exceeds allowable $35 variance/threshold for Rescindable Transactions. The final Closing Disclosure reflects an Amount Financed of $XXX,XXX.XX vs. actual $XXX,XXX.XX, an over disclosure of $XX.XX. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.	9/24 XX Disagree - The AMC is not a finance charge Please rescind thank you	09/25/2019: Audit reviewed Lenders response and has determined the appraisal fee is not an APR fee. Audit re-ran compliance and Amount Financed is within tolerance. Condition rescinded.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 34.60 reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.52 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 776				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301294642	91a27725-d50d-4a59-a264-d8ed75807905	3211		QM/Non-HPML		Compliance		Finance Charge under disclosed (Exceeds $35 variance/threshold) for Rescindable Transactions	The final Closing Disclosure reflects the Finance Charge as $XXX,XXX.XX vs. actual Finance Charge of $XXX,XXX.XX. An under disclosure of $XX.XX which exceeds the $XX allowable tolerance for Rescindable Transactions. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower, re-open rescission if applicable.	9/24 XX Disagree - The AMC is not a finance charge, please rescind. thank you	09/25/2019: Audit reviewed Lenders response and has determined the appraisal fee is not an APR fee. Audit re-ran compliance and Finance Charge is within tolerance. Condition rescinded.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 34.60 reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.52 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 776				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301294642	75eb730f-f1db-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided for both the borrower and co-borrower.	9/24 XX: Please see attached	09/25/2019: Audit reviewed evidence for VOB document source and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 34.60 reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.52 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 776				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301295514	3a27967c-8d4c-4b55-a490-1850632d3e7f	3329		QM/Non-HPML		Compliance		Missing seller’s Closing Disclosure	It could not be confirmed that the Borrower's Final CD disclosed any and all applicable Seller Paid fees, as the loan file did not contain any alternative documentation verifying the Seller Paid fees that may or may not have been applied to the transaction. Please provide a Final Seller CD or Final ALTA Settlement Statement that will show evidence any and all applicable Seller Paid fees applied to the transaction in order for compliance testing to be completed. 1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation “		09/27/2019: Audit reviewed the Seller CD and has determined that the document conforms to the sales contract and is deemed acceptable. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 11.60 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.37% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 817				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301295514	088478db-d9d8-e911-abc7-f4e9d4a75a52	2992		QM/Non-HPML		Credit		Assessor's Parcel Number is not consistent between Appraisal, Title, and/or Mortgage.	APN # does not match on the appraisal, title and/or mortgage.	09/19/2019: Please rescind. The parcel number of XXX-XXX-XXX is reflected on both the title commitment and appraisal	09/19/2019: Audit re-analyzed the APN number's on all pertinent documents, and has determined that the extra trailing digit is what is called a “check digit.” The computer does a math calculation of all the numbers in the assessor’s parcel number based on specific formula – if the answer to the math calculation matches the “check digit” the computer knows that the typist typed in the correct assessor’s parcel number combination. Condition rescinded.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 11.60 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.37% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 817				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301295514	3eb26407-e2d8-e911-abc7-f4e9d4a75a52	915		QM/Non-HPML		Credit		Missing asset documentation	Missing 60 days of asset documentation for the second asset listed as required by DU.	09/19/2019: Please rescind. This is a non liquid account and per XXXX guidelines only month of statements is required	09/19/2019: Audit reviewed the Lender Rebuttal, and has determined that other liquid assets do not require two months of statements. Condition rescinded.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 11.60 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.37% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 817				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301295514	848b609b-e2d8-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU Risk Score = 2.6		09/18/2019: The AVM report value of $XXX,XXX.XX to appraisal value of $XXX,XXX.XX has variance which is equal to/less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 11.60 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.37% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 817				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301312099	36b55736-1e87-4f48-b1bd-23f9172af07b	3254		QM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The NMLS or State license ID of the Settlement Agent is missing. Provide re-disclosed CD and letter of explanation.	09/25/2019: Please rescind condition as the required license number is for the title co is included	09/25/2019: Audit reviewed final CD, and has determined that Settlement Agent state license ID is not required for property state. Condition rescinded.09/20/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies .					1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301312099	28796fbe-c9db-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	Review Appraisal Missing. CU Risk Score 5.		09/23/2019: The AVM report value of $XXX,XXX to appraisal value of $XXX,XXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301297021	208c0a81-b4ea-e911-abc7-f4e9d4a75a52	701		QM/Non-HPML		Credit		Failure to obtain Employment Verification	An employment verification dated within 10 days of the note date as required by lender's guidelines was not provided for both borrowers'.	XX 10/10/19: Please rescind. Verbals are good for 30 days.	10/11/2019: Audit reviewed Lender's response and has determined VVOE is within 30 days. Variance to DU feedback/guideline approved for lender by GSE. Non-material finding, loan will be graded a B. Finding deemed non-material, loan will be graded a B for all agencies	Reserves are higher than guideline minimum UW guides require 0 month reserves, loan qualified with 7.85 month reserves FICO is higher than guideline minimum UW guide requires minimum FICO score of 680, loan qualified with 761 FICO DTI is lower than guideline maximum uw guide requires maximum DTI of 43%, loan qualfied with DTI of 22.96%				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301297021	8d710cec-7cea-e911-abc7-f4e9d4a75a52	852		QM/Non-HPML		Credit		Failure to Obtain Required Documentation	Missing mortgage statement for rental property documenting Property Taxes and Insurance are included in reported payment on final loan application.	XX 10/10/19: Please see attached Closing Disclosure showing that the full mortgage payment used to qualify includes the taxes and insurance for this property.	10/11/2019: Lender provided verification of PITIA for REO property. Condition cleared.	Reserves are higher than guideline minimum UW guides require 0 month reserves, loan qualified with 7.85 month reserves FICO is higher than guideline minimum UW guide requires minimum FICO score of 680, loan qualified with 761 FICO DTI is lower than guideline maximum uw guide requires maximum DTI of 43%, loan qualfied with DTI of 22.96%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301295669	5d8bad78-59de-e911-abc7-f4e9d4a75a52	3254		QM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The Contact name of the Settlement Agent is missing. Provided re-disclosed CD and LOE to the borrower.		09/23/2019: A Post Close CD corrected the Settlement Agent name and LOE. The loan will be rated a B for all agencies.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 727 Years in Primary Residence Borrower has resided in subject for 8 years CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 46%				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301295669	92a21b23-57de-e911-abc7-f4e9d4a75a52	914		QM/Non-HPML		Credit		Missing income documentation	Per Appendix Q, a creditor must verify the consumer's employment for the most recent two full years, and the consumer must explain any gaps in employment that span one or more months and indicate if he/she was in school or the military for the recent two full years, providing evidence supporting this claim, such as college transcripts, or discharge papers. File is missing most recent two full years of employment. Additional conditions may apply.	09/26/2019: please see attached 9/24/19 XX: Please rescind. The borrower was self employed from XXXX through March XXXX. The employment history requirement has been met. The business has also been in existence since XXXX per the secretary of state	09/26/2019: Audit reviewed two years of employment history, and has determined that evidence of self employment was submitted and is deemed acceptable. Condition cleared. 09/25/2019: Audit reviewed Lenders response, however; please provide Secretary of state documentation for business and Employees Name and Title that obtained the information. Exception remains.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 727 Years in Primary Residence Borrower has resided in subject for 8 years CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 46%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301295039	f239437a-5bea-e911-abc7-f4e9d4a75a52	701		QM/Non-HPML		Credit		Failure to obtain Employment Verification	An employment verification dated within 10 days of the note date as required by lender's guidelines was not provided for borrower.		Finding deemed non-material, loan will be graded a B for all agencies	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 736. DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.96%. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 3.30 months reserves.				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301295039	5a7b1e2f-a1ea-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU score 3.6.		10/10/2019: The AVM report value of $XXX,XXX to appraisal value of $XXX,XXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 736. DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.96%. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 3.30 months reserves.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301307304	5bbd35b1-696b-4ed6-bcd0-61e6cbfdfb50	3169		QM/Non-HPML		Compliance		Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met. No cure.		09/10/2019: Received initial closing disclosure and evidence borrower acknowledged. Timing requirement met. Condition cleared.					3	1	C	A	C	A	D	A	C	A	C	A	Cleared
301307304	1ac414e4-08d0-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA Report was not provided in file.		09/10/2019: The AVM report value of $XXX,XXX to appraisal value of $XXX,XXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301295038	387530aa-2fde-e911-abc7-f4e9d4a75a52	1688		QM/Non-HPML		Credit		Missing Evidence of Taxes and Insurance	Evidence of insurance for primary residence on the final application not provided. Additional Conditions may apply.	9/27 XX: Tax bill was previously attached. Attached now is the HOI policy9/24 XX: Please see attached tax bill	09/30/2019: Lender provided evidence of Homeowner's Insurance for primary residence, condition cleared.09/25/2019: Lender provided evidence of taxes for primary residence; however, did not provide insurance. Condition remains.	FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 770 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 48 months’ payment history with no late payments reported Years Self Employed Borrower has 23 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301295038	49252456-2fde-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	Review Appraisal Missing. CU Risk Score 5.		09/24/2019: A CDA report reflecting a value $X,XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.	FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 770 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 48 months’ payment history with no late payments reported Years Self Employed Borrower has 23 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301295036	dd302455-13dc-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	Review Appraisal Missing.		09/24/2019: A CDA report reflecting a value $XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301295035	4c1ac2a6-bed8-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	Review Appraisal Missing. CU Risk Score is 2.8.		09/17/2019: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301296982	45dc52ba-43de-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	Guidelines require a VVOE within 10 business days prior to the note date. The VVOE is missing.	09/25/2019: Please see attached	09/25/2019: Variance to DU feedback/guideline approved for lender by GSE. Exception will be graded a B for all agencies.	Reserves are higher than guideline minimum UW Guides require 0.00 months reserves, loan qualified with 27.9 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 22.22%, loan qualified with DTI of 22.22% FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 740				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301297632	d4a744b4-51da-e911-abc7-f4e9d4a75a52	795		QM/Non-HPML		Credit		Failure to obtain Verbal Verification of Employment	The VVOE for borrower was found in the loan file, however it is dated > 10 days < 30 days.	9/19/19 JG Please rescind this as we are allowed up to 30 days to perform a VVOE.	09/20/2019: Audit reviewed Lenders response, however; Variance to DU feedback/guideline approved for lender by GSE. Exception remains downgraded.09/18/2019: Variance to DU feedback/guideline approved for lender by GSE. Finding deemed non-material, loan will be graded a B for all agencies.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 16.40 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.91% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 790				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301298477	d35671a9-8a58-4804-88f5-fddd7241be6d	3217		QM/Non-HPML		Compliance		CD Document does not match actual calculated values for Estimated Escrow	The final Closing Disclosure dated XX/XX/XXXX does not match actual calculated values for Estimated Escrow in the Projected Payments section. The borrower is escrowing for taxes, insurance and flood insurance and the calculated escrow payment should be $X,XXX.XX. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.	09/25/2019: please see attached revised cd/lox/tracking, please clear09/24/2019: Please rescind. Per the HOI policy submitted on page 275, the annual premium is $XXXX which would equate to $XXX.XX monthly. This is the amount reflected on the AUS findings beginning on page 303
09/25/2019: Audit review of the Post Closing CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes that were provided are deemed acceptable. Loan will be rated a 'B'. 09/24/2019: Audit concurs with the Lender Rebuttal, and has determined that taxes ($XXX.XX), insurance ($XXX.XX) and flood insurance ($XX.XX) match AUS. HOWEVER, the final CD and PCCD reflect the HOI as $XXX.XX monthly in section G which is affecting all sections of the CD that include escrow amounts. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable. Condition remains.
																3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301298477	6043fe23-09fb-4806-867f-56a5fce79975	3218		QM/Non-HPML		Compliance		CD Document does not match actual calculated values for Estimated Total Monthly Payment	The final Closing Disclosure dated XX/XX/XXXX does not match actual calculated values for Estimated Total Monthly Payment. The CD shows the payment amount as Years #1 - #30 $X,XXX.XX include the amounts of P&I , Estimated Escrow & Estimated Total , the calculated payment amount is Years #1 - #30 $X,XXX.XX. The variance is due to the actual hazard insurance premium is $XXX.XX vs Final CD of $XXX.XX. No Cure.	09/25/2019: please see attached revised cd/lox/tracking, please clear09/24/2019: Please rescind. Per the HOI policy submitted on page 275, the annual premium is $XXXX which would equate to $XXX.XX monthly. This is the amount reflected on the AUS findings beginning on page 303
09/25/2019: Audit review of the Post Closing CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes that were provided are deemed acceptable. Loan will be rated a 'B'. 09/24/2019: Audit concurs with the Lender Rebuttal, and has determined that taxes ($XXX.XX), insurance ($XXX.XX) and flood insurance ($XX.XX) match AUS. HOWEVER, the final CD and PCCD reflect the HOI as $XXX.XX monthly in section G which is affecting all sections of the CD that include escrow amounts. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable. Condition remains.
																3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301298477	ab0ad977-2348-443a-937f-4f4866116617	3295		QM/Non-HPML		Compliance		Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	The funding Closing Disclosure dated indicates the Estimated Taxes, Insurance and Assessments as $X,XXX.XX a month vs. the calculated value of $XXXX.XX a month. The lender used the incorrect amount of $XXX.XX for the hazard insurance vs. the actual amount of $XXX.XX. (NOT IN ESCROW) Provide re-disclosed CD and letter of explanation.	09/25/2019: please see attached revised cd/lox/tracking, please clear09/24/2019: Please rescind. Per the HOI policy submitted on page 275, the annual premium is $XXXX which would equate to $XXX.XX monthly. This is the amount reflected on the AUS findings beginning on page 303
09/25/2019: Audit review of the Post Closing CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes that were provided are deemed acceptable. Loan will be rated a 'B'. 09/24/2019: Audit concurs with the Lender Rebuttal, and has determined that taxes ($XXX.XX), insurance ($XXX.XX) and flood insurance ($XX.XX) match AUS. HOWEVER, the final CD and PCCD reflect the HOI as $XXX.XX monthly in section G which is affecting all sections of the CD that include escrow amounts. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable. Condition remains. Finding deemed non-material, loan will be graded a B for all agencies.
																3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301298477	a6bae997-acdb-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA Report was not provided in file. CU Risk Score is a 5.0.		09/23/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301337756	fb71077c-c00d-4fee-b2d7-862392adaa33	1571		QM/Agency Safe Harbor		Compliance		Incorrect rescission model – Same lender refinance requires form H-9	New creditor refinance transactions require form H-9. Please provide a letter of explanation, Proof OF Delivery, Refund Fee Tolerance, Re-open Rescission if Applicable, and Disclose Correct Information, within 60 days of discovery (TILA 130(b)).	10/04/2019: I have attached a revised RTC document that is being sent today to the borrower.10/02/2019: Please see attached
10/09/2019: Audit reviewed documentation submitted, and has determined that the Notification of error, reopened rescission, evidence of shipment and corrected RTC were provided. The loan is out of the rescission period, rescission expired on 10/08/2019. Condition cleared and loan will be rated a B.10/04/2019: Audit reviewed the documentation submitted, and has determined that the Notification of error,  reopened rescission, evidence of shipment and RTC was provided . Loan will be rated a B.  HOWEVER, unable to clear condition as loan is currently in the rescission period, rescission expires midnight on  10/08/2019. Loan will be cleared when the rescission period has expired. Condition remains.10/03/2019: Audit reviewed the documentation submitted, and has determined that the Notification of error,  reopened rescission, evidence of shipment and corrected RTC was provided. Loan will be rated a Fitch B.  HOWEVER, unable to clear condition as loan is currently in the rescission period, rescission expires midnight on 10/07/2019. Loan will be cleared when the rescission period has expired. Condition remains.   09/27/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.
																3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301295511	aff1f2d3-d7db-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU score 3.4		09/23/2019: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.	Reserves are higher than guideline minimum UW guidelines requires 0 months reserves, loan qualifies with 3.90 months reserves. FICO is higher than guideline minimum UW guidelines requires a FICO of 797, loan qualifies with FICO of 797 No Mortgage Lates UW Guidelines requires 0x30 days lates in the most recent 12 months, credit report verifies 99 months payment history with no late payments reported				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301295510	c69ed538-93dc-e911-abc7-f4e9d4a75a52	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	Section H, XXXX property taxes should be listed in Section F.	10/08/2019: Please see attachment	10/08/2019: Audit review of the Post Closing CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes that were provided are deemed acceptable. Loan will be rated a 'B'.09/21/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 18.50 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.28% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 748				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301295510	21135af4-92dc-e911-abc7-f4e9d4a75a52	919		QM/Non-HPML		Credit		Missing verbal verification of employment	The VVOE for co-borrower was found in the loan file, however it is dated > 10 days < 30 days.		10/08/2019: Variance to DU feedback/guideline approved for lender by GSE. Exception will be graded a B for all agencies.09/21/2019: Variance to DU feedback/guideline approved for lender by GSE.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 18.50 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.28% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 748				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301295546	fbd87742-86d8-e911-abc7-f4e9d4a75a52	1		QM/Non-HPML		Compliance		General Compliance Exception	Missing XXXXXXX Anti-Predatory lending disclosure.	09/20/2019: please see attached, pls clear	09/20/2019: Audit reviewed evidence of the XXXXXX Anti-Predatory Lending Database Program certificate of compliance, and has determined that documentation submitted is deemed acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301295546	2dd0221b-86d8-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file, CU score was 2.8.		09/18/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301297682	82ed419f-2739-4523-93f4-4fc0b83073d1	3181		QM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Title - Courier, Title - Document Prep, Title - Loan Tie-In, Title - Mobile Notary fee and Title - Settlement or Closing fee are reflected in section B of the final Closing Disclosure. The shopped for their own title service provider and did not use the provider on the WLSP. The title service provider fees should be listed in section C. Provided corrected CD and LOE to the borrower.		09/13/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 9.45% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 701 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 286.40 months reserves				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301297682	3d70ee33-48d6-e911-abc7-f4e9d4a75a52	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	The initial Closing Disclosure is missing from the loan file. The lender's tracking disclosure reflects the initial CD was sent and E Consented by the borrower on XX/XX/XXXX.	09/19/2019: Please see attached	09/19/2019: Audit reviewed initial CD, as well as electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 9.45% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 701 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 286.40 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301297682	4b1ca532-78d6-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	• The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	9/16 XX: Please see attached	09/17/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Exception cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 9.45% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 701 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 286.40 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301297682	686c46b8-39d6-e911-abc7-f4e9d4a75a52	1703		QM/Non-HPML		Credit		Missing Third Party Fraud Tool Supporting Documentation	The third party fraud report reflects an alert. Evidence the Lender addressed potential previous foreclosure activity alert not provided.	9/16/19 XX: Please rescind. Per the property profile report in the file the borrower did not have ownership in the property during the time frame in question	09/17/2019: Audit reviewed Lenders response. Exception rescinded.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 9.45% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 701 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 286.40 months reserves				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301295545	aa5d3134-acd7-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	9/17 XX: please see attached	09/18/2019: Audit reviewed the Lender response, Lender provided the source of the 3rd party information obtained and the name and title of the Lender's employee who obtained the information. Condition cleared.	FICO is higher than guideline minimum UW Guides require a FICO score 680 loan qualified with FICO of 752. Reserves are higher than guideline minimum UW Guides require 8 months reserves, loan qualified with 508.40 months reserves. Years Self Employed Borrower has 27.67 years Self Employed.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301295545	5419390a-add7-e911-abc7-f4e9d4a75a52	91		QM/Non-HPML		Credit		Failure to obtain Purchase Contract	Missing Addendum to Purchase Contract for Seller Credit.	9/17 XX: Please rescind and see attached showing there were no seller concessions for this transaction	09/18/2019: Audit reviewed the Lender response and re-analyzed the loan file. The final CD located on page 1184 within the loan file is reflecting a Seller Credit for $X,XXX.XX in Section L. Missing addendum to purchase contract for seller credit. Condition stands.	FICO is higher than guideline minimum UW Guides require a FICO score 680 loan qualified with FICO of 752. Reserves are higher than guideline minimum UW Guides require 8 months reserves, loan qualified with 508.40 months reserves. Years Self Employed Borrower has 27.67 years Self Employed.				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301295545	1b5d1578-add7-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU Risk Score 3.		09/18/2019: A CDA report reflecting a value $XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.	FICO is higher than guideline minimum UW Guides require a FICO score 680 loan qualified with FICO of 752. Reserves are higher than guideline minimum UW Guides require 8 months reserves, loan qualified with 508.40 months reserves. Years Self Employed Borrower has 27.67 years Self Employed.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301313448	d266e71d-c8e3-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	Guidelines require a VVOE within 10 business days prior to the note date. The VVOE is greater than 10 days prior to note date.		09/30/2019: Variance to DU feedback/guideline approved for lender by GSE. Exception will be graded a B for all agencies.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 155.20 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.91% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 797				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301313448	184d955b-c9e3-e911-abc7-f4e9d4a75a52	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	Tax Transcript not provided as required by DU	XX 10/10/19 Tax Transcripts - Please rescind this condition as this file does not require these documents. Please Rescind	10/11/2019: Audit reviewed Lender's response and has determined the AUS does not require tax transcripts. Condition rescinded.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 155.20 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.91% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 797				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301313448	67b3ecb9-c9e3-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Score 3.0		10/03/2019: A CDA report reflecting a value $X,XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 155.20 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.91% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 797				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301316363	5d9a26c4-82d5-e911-abc7-f4e9d4a75a52	701		QM/Agency Safe Harbor		Credit		Failure to obtain Employment Verification	Failure to obtain Employment Verification. lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information,	09/16/2019: Please see attached	09/16/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 0.30 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.97% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 724				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301316363	f10e0ff2-81d5-e911-abc7-f4e9d4a75a52	2791		QM/Agency Safe Harbor		Credit		Missing YTD Profit & Loss	Missing YTD XXXX P&L Statement for Business A, Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.	09/16/2019: Please rescind. This is a regular conventional file within the conforming loan limits for the county. Not XXXXXXXXXX, XXXX XXXXXX, or XXXXX. This would not be required.	09/16/2019: Audit reviewed the Lender Rebuttal, and has determined that per XXXX guidelines do NOT require the Profit & Loss. The Lender may use for a self-employed borrower’s business to support its determination of the stability or continuance of the borrower’s income. However, it is not required. It is not a DU requirement. Loan is not QM. Condition rescinded.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 0.30 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.97% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 724				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301324477	55077a04-40db-e911-abc7-f4e9d4a75a52	795		QM/Agency Safe Harbor		Credit		Failure to obtain Verbal Verification of Employment	The VVOE for borrower / co-borrower was found in the loan file, however it is dated > 10 days < 30 days.		09/19/2019: Variance to DU feedback/guideline approved for lender by XXX.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 1.10 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.52% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 797				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301314746	a632bb38-e3db-e911-abc7-f4e9d4a75a52	919		QM/Non-HPML		Credit		Missing verbal verification of employment	The VVOE for borrower was found in the loan file, however it is dated > 10 days < 30 days.		09/20/2019: Variance to DU feedback/guideline approved for lender by XXX.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 33.60 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 17.42% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 797				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301314746	e9335aed-e3db-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU Risk Score = 5.0		09/23/2019: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 33.60 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 17.42% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 797				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301295651	c7290352-0d71-49fc-ab8e-cafb728c6447	3175		QM/Non-HPML		Compliance		Origination Charges - Section A on C.D. exceeds L.E. Fee (0% Variance) - not supported by C.O.C	The Origination Charges in Section A are subject to 0% variance. LE dated XX/XX/XXXX reflects Discount Points of 0.281% = $XXXX.XX with no resulting COC for any subsequent disclosures. Final CD reflects Discount Points of 0.283% = $XXXX.XX for a variance/refund required of $X.XX. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.	XX 10/3 - On 9/6 the borrower requested to lowered their loan amount from $XXX,XXX.XX to $XXX,XXX.XX. This then increased the credit for the rate and increased the discount points for the origination from 0.281% (X,XXX.XX) to 0.283% (X,XXX.XX). Please see the attached change in circumstance, lock sheet and CD disclosed to the borrower XX 9/27/2019 – Please see attached	10/04/2019: Audit reviewed Lender's response and has determined the COC for loan amount change and rate re-lock at the lower loan amount on XX/XX increased the discount fee from $X,XXX.XX to $XXXX.XX. Condition cleared.09/30/2019: The Lender provided a copy of the same Final CD in the loan file. Please provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower. Condition remains.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301324475	ccb7fc7b-c3db-e911-abc7-f4e9d4a75a52	1659		QM/HPML		Credit		Ineligible Transaction	Loan classified as HPML due to rate spread test failure.	09/24/2019: Please see explanation - Please rescind this condition as HPML loans are eligible for purchase. Thank you !	09/25/2019: Client will now accept HPML loans, all other requirements met. Condition Cleared.09/24/2019: Audit reviewed the lender rebuttal and found no attachment to download. Condition remains.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 729 Years on Job Borrower has 5.17 years on job CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 46.77%				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301324475	8efb70e5-e5da-e911-abc7-f4e9d4a75a52	724		QM/HPML		Credit		Missing Documentation	Executed Home Equity Line of Credit (HELOC) closure letter reflecting HELOC was frozen and closed was not provided in the file.	9/26 XX: Please see attached	09/27/2019: Audit review of the HELOC Closure Letter is deemed acceptable, condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 729 Years on Job Borrower has 5.17 years on job CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 46.77%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301337749	3e461d02-82e0-e911-abc7-f4e9d4a75a52	914		QM/Agency Safe Harbor		Credit		Missing income documentation	The Borrower's income is required to be documented, The loan file contains a paystub dated older that 30 days of the initial application.		09/30/2019: Variance to DU feedback/guideline approved for lender by XXX. This finding is deemed non-material and graded B for all agencies. Exception downgraded.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 7.80 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.70% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 702				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301295667	28341287-4652-4f7f-bd09-17477b93c483	2852		QM/Non-HPML		Compliance		Points and Fees exceed Qualified Mortgage threshold	QM Points and Fees exceed threshold. $XX,XXX.XX < $XX,XXX.XX, the maximum Points and Fees permitted under QM, by -$XXX.XX	XX 10/9 - Compliance Rebuttal - Two bona fide discount points can be excluded from the QM Points and Fees . Please rescind	10/10/2019: Audit reviewed Lenders response. Exception rescinded.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.55% FICO is higher than guideline minimum : UW Guides require FICO of 700, loan qualified with FICO of 770 Full Documentation Full Documentation				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301295667	4205a9fb-97df-e911-abc7-f4e9d4a75a52	915		QM/Non-HPML		Credit		Missing asset documentation	Net equity of $XX,XXX.XX Proof of receipt or deposit missing to account for reserves. Per DU	9/26 XX: please see attached CD	09/30/2019: Received executed closing disclosure verifying net proceeds. Condition cleared.09/27/2019: Lender provided the initial (estimate) CD for the cash out refinance on REO #2 listed on the Final 1003. Missing the Final CD signed and dated by Borrowers reflecting actual cash out received at time of closing. Condition remains.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.55% FICO is higher than guideline minimum : UW Guides require FICO of 700, loan qualified with FICO of 770 Full Documentation Full Documentation				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301295667	1ba4b6d7-cfdf-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA/AVM report was not provided. CU Score 2.7		09/26/2019: The AVM report value of $XXX,XXX.XX to appraisal value of $XXX,XXX.XX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.55% FICO is higher than guideline minimum : UW Guides require FICO of 700, loan qualified with FICO of 770 Full Documentation Full Documentation				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301295666	c09ec089-badf-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The VVOE is > 10 days < 30 days for the borrower.		09/25/2019: Variance to DU feedback/guideline approved for lender by XXX.	FICO is higher than guideline minimum Loan qualified with a 779 Fico Full Documentation Full documenation loan Years on Job Borrower has 29 years on the job				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301295665	91d5e6f4-35da-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided for borrowers Partnership and S-corp.	XX 9/19/19: Please see attached.	09/20/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Exception cleared.	Reserves are higher than guideline minimum UW guidelines requires 0 months reserves, loan qualifies with 65.40 months reserves. FICO is higher than guideline minimum UW Guides require minimum FICO of 700; loan qualified with FICO of 757 No Mortgage Lates UW Guidelines requires 0x30 days lates in the most recent 12 months, credit report verifies 99 months payment history with no late payments reported				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301295665	7d4636a0-35da-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	The CDA report is missing . CU score 4.3		09/19/2019: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.	Reserves are higher than guideline minimum UW guidelines requires 0 months reserves, loan qualifies with 65.40 months reserves. FICO is higher than guideline minimum UW Guides require minimum FICO of 700; loan qualified with FICO of 757 No Mortgage Lates UW Guidelines requires 0x30 days lates in the most recent 12 months, credit report verifies 99 months payment history with no late payments reported				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301309530	60eaef8f-b1ea-e911-abc7-f4e9d4a75a52	915		QM/Non-HPML		Credit		Missing asset documentation	The required 2 months of banks statements is missing. DU requires 60 days of asset documentation. The loan file contains 30 days of asset documentation.	10/10 XX: Please rescind. DU guidelines allow for one month of non-liquid accounts, stocks being included	10/11/2019: Audit reviewed lender's rebuttal and AUS findings. AUS item #21 does not required 2 months' statements. Condition rescinded.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 8.30 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.31%% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 799				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301309530	39f83d86-b2ea-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU Risk Score = 3.3		10/10/2019: The AVM report value of $XXX,XXX to appraisal value of $XXX,XXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 8.30 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.31%% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 799				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301337748	3c8abd13-38e1-e911-abc7-f4e9d4a75a52	76		QM/Agency Safe Harbor		Property		570 - Review Appraisal Missing	Review Appraisal Missing		09/30/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301324473	a4ca0df5-0cdb-e911-abc7-f4e9d4a75a52	914		QM/Agency Safe Harbor		Credit		Missing income documentation	The Borrower's income is required to be documented with prior year W2 and year to date paystubs. The loan file contains year to date paystubs. Copies of the Borrower's prior year W2 are required to fulfill guidelines and QM requirements.	9/23/19 XX: Please rescind. The borrower was self employed during XXXX so a XXXX w2 form would not necessarily be required	09/24/2019: Audit reviewed Lenders response. Exception rescinded.	Years in Field Borrower has 20 years in Field CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 52.94% Reserves are higher than guideline minimum AUS requires 6 months’ reserves, loan qualified with 30.20 months’ reserves				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301323124	764709da-c3ea-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment
• The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information.   The item required in the second bullet point was not provided for Business A on Schedule E Part II on XXXX tax return.
										10/10 XX: Attached	10/11/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Exception cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 27.30% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 778 Years Self Employed Borrower has 10 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301323124	2ad494ae-a4ea-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU risk score of 4.3.	10/10/2019: CDA	10/10/2019: A CDA provided reflecting a value of $XXX,XXX.XX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 27.30% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 778 Years Self Employed Borrower has 10 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301324472	c3312eae-5ee0-e911-abc7-f4e9d4a75a52	2792		QM/Agency Safe Harbor		Credit		Missing Tax Transcripts	Tax Transcript not provided as required by DU	9/27/19 XX: Please rescind. Per the AUS findings transcripts were not ordered and they are not required due to using base income to qualify	09/30/2019: Audit re-analyzed AUS (#16), and has determined that tax transcripts were not ordered per AUS. Condition rescinded.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.08% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 760 Years in Field Borrower has 20 years in Field				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301296898	64a79ee9-49e1-e911-abc7-f4e9d4a75a52	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	The initial closing disclosure dated XX/XX/XXXX as indicated by the disclosure tracker - p. 354 is missing from the loan file.	10-01-19 XX 09-30-19 XX Please see attachment	10/03/2019: Lender provided CD dated XX/XX/XXXX and XX/XX/XXXX. Condition cleared.10/01/2019: Audit reviewed Lenders response; however; Tracking disclosure verifies CD's dated XX/XX/XXXX & XX/XX/XXXX are missing that were sent to the borrower and XXXXXX. Exception remains.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with .90 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.55% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 801				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301296898	24c3f1bf-49e1-e911-abc7-f4e9d4a75a52	724		QM/Non-HPML		Credit		Missing Documentation	The required HELOC closure letter is missing from the loan file.	XX 10/3/19: Please see attached.	10/04/2019: Lender provided HELOC Closure letter. Exception cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with .90 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.55% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 801				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301297020	9ee03dd1-69e0-e911-abc7-f4e9d4a75a52	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	Lender's guidelines require 2 years IRS transcripts. XXXX Transcripts not provided.	09-27-19 XX Please clear condition because the additional Tax Transcript is not required.	09/30/2019: Audit reviewed Lenders response. Exception rescinded.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 72.25% FICO is higher than guideline minimum UW Guides require FICO of 700, qualified with FICO of 736 Reserves are higher than guideline minimum UW Guides required no months reserves, loan qualified with 6.10 months reserves				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301324470	2ffcc0e4-0fdb-e911-abc7-f4e9d4a75a52	22		QM/Agency Safe Harbor		Credit		Failure to obtain 3rd party verification of employment	• The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided for either borrower.		09/24/2019: Audit reviewed evidence for VOB document source and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 28.60 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.54% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 802				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301297019	0460e278-cad3-e911-abc7-f4e9d4a75a52	840		QM/Non-HPML		Credit		Failure to Obtain Hazard Insurance Declaration	Hazard Insurance effective date is after consummation date. Any liability or issue that may potentially exist would fall on the original creditor and not necessarily fall on an assignee, as insurance coverage is in fact in place on the transaction, and provided that the coverage is sufficient	XX 9/19 - Attached is the evidence of the insurance showing the effective date of XX/XX. Please rescind	09/20/2019; Audit reviewed the Lender response and determined that evidence of Property insurance was included in the original loan file on page 227 with effective date of XX/XX/XXXX, same date as loan was disbursed. Condition rescinded.09/10/2019 :Finding deemed non-material, loan will be graded a B for all agencies	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.34% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 787 Reserves are higher than guideline minimum UW Guides required noreserves, loan qualified with 15 months reserves				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301297019	041302e2-31d3-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU risk 2.9		09/12/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.34% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 787 Reserves are higher than guideline minimum UW Guides required noreserves, loan qualified with 15 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301324469	02a116dc-8ba8-476d-9c2a-3f7d6c0c6fe8	3295		QM/Agency Safe Harbor		Compliance		Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $X,XXX.XX a month vs. the calculated value of $X,XXX.XX a month. The lender used the incorrect amount of $XX.XX for the hazard insurance versus the actual amount of $XXX.XX. (NOT IN ESCROW) Provide re-disclosed CD and letter of explanation.		09/27/2019: Received explanation letter, air bill and post consummation CD correcting Section F and estimated taxes, insurance & assessments. Condition cleared. Loan will be rated a B for all agencies. 09/18/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies	No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 85 months; credit report verifies 48 months payment history with no late payments reported Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 21.10 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 806				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301324469	43340532-4cdb-e911-abc7-f4e9d4a75a52	4		QM/Agency Safe Harbor		Credit		DTI Exceeds Guidelines	The AUS reflects a maximum allowable DTI of 49.66%. Due to the improper calculation of hazard insurance, the actual DTI is 50.40%. Loan does not meet the criteria for TQM.	XX 9/24/19: Please see attached documentation grossing up the SSI up off of the award letters 15%. IRS states that only 85% of SSI benefits will ever be taxable so we are able to gross up a higher amount.	09/26/2019: Audit reviewed Lender's response and updated AUS, 1008, 1003 along with income calculator and has determined after re-calculating the income which included the addition of the income for the co-borrower, the DTI is within tolerance. Condition cleared.	No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 85 months; credit report verifies 48 months payment history with no late payments reported Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 21.10 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 806				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301297017	6518f73f-d7db-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	Guidelines require a VVOE within 10 business days prior to the note date. The VVOE is greater than 10 days < 30 days prior to note date.		09/19/2019: Variance to DU feedback/guideline approved for lender by GSE.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 1.60 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with a FICO of 806 Years on Job Borrower has 12.08 years on job				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301297017	d07d56ee-dadb-e911-abc7-f4e9d4a75a52	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	Tax Transcript not provided as required by DU	9/23 XX this type of loan does not require a tax transcript, please rescind.	09/24/2019: Audit re-analyzed AUS (#23), and has determined that tax transcripts were not ordered per AUS. Condition rescinded.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 1.60 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with a FICO of 806 Years on Job Borrower has 12.08 years on job				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301312301	22c7698f-09db-e911-abc7-f4e9d4a75a52	1		QM/Non-HPML		Credit		General Credit Exception	Agency Guidelines require a pay stub to be dated no more than 30 days before the initial loan application. The 2nd Co-Borrower's pay stub is dated more than 30 days from the initial loan application.		09/19/2019: Variance to DU feedback/guideline approved for lender by GSE. Exception will be graded a B for all agencies.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 48.4 months reserves Years on Job Co-Borrower #1 has 21 years on job per WVOE. No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months. Credit report verified 99+ total months payment history with no late payments reported.				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301312301	5d982023-0adb-e911-abc7-f4e9d4a75a52	724		QM/Non-HPML		Credit		Missing Documentation	The XXXX and XXXX tax returns list a 2nd employer for the Co-Borrower and a letter of explanation is need for this business. Evidence if the Co-borrower is an employee or owner. Additional conditions may apply.	10/3/19: Please see attached. The borrower has been employed at this employer for the last 10 years. Since we are not using income from this employer and this verifies their most recent two year history with this employer then we would not require any additional documentation. XX 9/23/19: Please rescind. The only self employment evidence is the schedule C income in XXXX that does not report on the XXXX returns. Current XXXXXXXXXXXX guidance is that we would not need any additional documentation for this business.	10/04/2019: Audit reviewed lender’s rebuttal, document provided and original loan file. The XXXX/XXXX personal tax returns do not reflect any self-employment except Schedule C. There is no Schedule EII. Evidence borrower is not an owner was evident in the original loan file. Income not used in qualifying. Condition rescinded. 09/24/2019: Audit reviewed Lenders response, however; PG 232/246 lists an XXX (XXXX X XXXX). Exception remains.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 48.4 months reserves Years on Job Co-Borrower #1 has 21 years on job per WVOE. No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months. Credit report verified 99+ total months payment history with no late payments reported.				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301312301	0ff0fc38-19db-e911-abc7-f4e9d4a75a52	914		QM/Non-HPML		Credit		Missing income documentation	Per Appendix Q, a creditor must verify the consumer's employment for the most recent two full years, and the consumer must explain any gaps in employment that span one or more months and indicate if he/she was in school or the military for the recent two full years, providing evidence supporting this claim, such as college transcripts, or discharge papers. File is missing gap of employment letter for the 2nd co-borrower.	XX9/30/19: Please clear. Verbal provided in previous upload had a date of XX/XX/XXXX at the top of the page. XX 9/25/19: Please see attached comments from VVOE verifying that the start date on the original VVOE was incorrect and the VVOE dated XX/XX/XXXX would have the correct start date. XX 9/23/19: Please rescind. This gap is for less than 30 days. We would not require an LOX.
10/01/2019: Audit reviewed the Lenders response and re-analyzed the documentation received from the Lender previously.  Letter of explanation from the Lender on XX/XX/XXXX verifies the last vvoe rec'd was correct start date.  It was re-verified on XX/XX/XXXX which is the date that appears on the left hand side of vvoe.  Condition cleared.09/26/2019: Audit reviewed Lenders response, however; please provide VVOE dated XX/XX/XXXX. Exception remains. 09/24/2019: Audit reviewed Lenders response, however; 2 VVOE's in file on PG 323 and 333 verify 2 different start dates. Please provide LOE to confirm start date due to inconsistent documentation in file. Exception remains.
												Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 48.4 months reserves Years on Job Co-Borrower #1 has 21 years on job per WVOE. No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months. Credit report verified 99+ total months payment history with no late payments reported.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301312301	83bd0c5a-09db-e911-abc7-f4e9d4a75a52	919		QM/Non-HPML		Credit		Missing verbal verification of employment	Guidelines require a VVOE within 10 business days prior to the note. The VVOE is greater than 10 day prior to the note for borrower and co-borrower.		09/19/2019: Variance to DU feedback/guideline approved for lender by GSE. Exception will be graded a B for all agencies.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 48.4 months reserves Years on Job Co-Borrower #1 has 21 years on job per WVOE. No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months. Credit report verified 99+ total months payment history with no late payments reported.				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301337746	af0acecb-2de1-e911-abc7-f4e9d4a75a52	914		QM/Agency Safe Harbor		Credit		Missing income documentation	The Agency Guidelines required receipt of verification of employment from The Work Number for both borrowers. The TWN report for the borrower is missing from the loan file. Additional conditions may apply.	10/1 XX: Attached 9/30/19 XX: Please rescind. The borrower's income was calculated using a paystub and w2. A VOE would not be required per the AUS findings	10/03/2019: Lender provided the TWN report for both the Borrower and Co-Borrower. Condition cleared.10/01/2019: Audit reviewed lender's response; however, the AUS bullet point 15 reflects employment information was received from The Work Number, which was not in the loan file. Condition remains.	LTV is lower than guideline maximum UW guide requires at LTV of 80%, loan qualified at 57.08% FICO is higher than guideline minimum UW guide require a fico of 680, loan qualified with a fico of 716 Years on Job Borrower in field 15 years, Co-Borrower in field 4 years				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301337743	d8d9f72e-b326-4697-a13f-2a0b65c3f4c4	3313		QM/Agency Safe Harbor		Compliance		Amount Financed over disclosed (Exceeds $35 variance/threshold)	The Amount Financed is over disclosed and exceeds allowable $XX variance/threshold for Rescindable Transactions. The Final Closing Disclosure reflects an Amount Financed of $XXX,XXX.XX vs. actual $XXX,XXX.XX, an over disclosure of $XXX.XX. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.	XX 10/9 - Compliance Rebuttal - Disagree - The AMC fee is not a finance charge . Please rescind	10/10/2019: Audit reviewed Lender's response and has determined the appraisal AMC fee is not an APR fee. Audit corrected fee and Amount Financed is within tolerance. Condition rescinded.	Years on Job Borrower has 11 years on job Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 6.70 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 793				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301337743	65b16c9f-4914-4801-9ef4-48c4b3453c04	3211		QM/Agency Safe Harbor		Compliance		Finance Charge under disclosed (Exceeds $35 variance/threshold) for Rescindable Transactions	The final Closing Disclosure reflects the Finance Charge as $XXX,XXX.XX vs. actual Finance Charge of $XXX,XXX.XX. An under disclosure of $XXX.XX which exceeds the $XX allowable tolerance for Rescindable Transactions. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower, re-open rescission if applicable.	XX 10/9 - Compliance Rebuttal - Disagree - The AMC fee is not a finance charge . Please rescind	10/10/2019: Audit reviewed Lender's response and has determined the appraisal AMC fee is not an APR fee. Audit corrected fee and Finance Charge is within tolerance. Condition rescinded.	Years on Job Borrower has 11 years on job Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 6.70 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 793				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301337743	b704195b-6ee1-e911-abc7-f4e9d4a75a52	3		QM/Agency Safe Harbor		Credit		CLTV Exceeds Guidelines	Lender guidelines requires a maximum CLTV of 74.85% however the current CLTV of the subject is 79.52% . Higher Loan amount of $XXX,XXX was used vs $XXX,XXX used by lender/LP. Lower appraisal value of $XXX,XXX was used vs $XXX,XXX used by lender/LP.	9/30 XX: please see attached AUS findings	10/01/2019: Lender provided updated AUS. Condition cleared.	Years on Job Borrower has 11 years on job Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 6.70 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 793				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301337743	70e89286-6de1-e911-abc7-f4e9d4a75a52	4		QM/Agency Safe Harbor		Credit		DTI Exceeds Guidelines	The LP reflects a maximum allowable DTI of 30.00%. Due to the improper calculation of debts, the actual DTI is 36.40%.	9/30 XX: please see attached AUS findings	10/01/2019: Lender provided updated AUS. Condition cleared.	Years on Job Borrower has 11 years on job Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 6.70 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 793				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301337743	215a53ba-6fe1-e911-abc7-f4e9d4a75a52	8		QM/Agency Safe Harbor		Credit		Loan amount greater than guideline maximum	Lender guidelines allow a maximum loan amount of $XXX,XXX.XX, per the loan approval and Note, the subject loan amount is $XXX,XXX.XX	9/30 XX: please see attached findings	10/01/2019: Lender provided updated AUS. Condition cleared.	Years on Job Borrower has 11 years on job Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 6.70 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 793				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301337743	af692472-6fe1-e911-abc7-f4e9d4a75a52	76		QM/Agency Safe Harbor		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Score 3.3		09/30/2019: CDA provided reflecting a value of $XXX,XXX which is a -6.1% variance. Variance within acceptable tolerance. Condition cleared.	Years on Job Borrower has 11 years on job Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 6.70 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 793				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301297009	1858f529-4be1-e911-abc7-f4e9d4a75a52	1179		QM/Non-HPML		Credit		Missing payment history	Missing payment history for properties 1,10,11 and 12 as listed on the application. Missing the mortgage statements for these properties.	10/1 XX: Please rescind and see attached. Both liens associated with REO #1 are on the credit report 9/30/19 XX: Please rescind. Property #1 mortgages are listed on the credit report and are current. Property #10 is free and clear and was documented as such. Property #11 and #12 are listed on the credit report and are current	10/03/2019: Audit reviewed Lender's response and has determined the mortgage history is on the credit report for properties #1, #10, #11 and #12. Condition rescinded. 10/01/2019: Audit reviewed Lenders response, however; REO #1 (Rental property #1 - XXX XXX) is not on credit report. Exception remains.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 9.70 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.98% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 788				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301297009	961a4fd5-4be1-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	Missing a CDA report in the file.		09/30/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 9.70 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.98% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 788				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301297007	9887a37e-3fda-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.		09/20/2019: Audit reviewed evidence for VOB document source and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 3.10 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.50% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 739				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301297005	e4f3c6b8-0ad4-4692-834d-d2ddd559640a	3312		QM/Non-HPML		Compliance		Amount Financed over disclosed (Exceeds $100 variance/threshold) for Purchase Transactions	The Amount Financed is over disclosed and exceeds allowable $100 variance/threshold for Purchase Transactions. The Final Closing Disclosure reflects an Amount Financed of $XXX,XXX.XX vs. actual $XXX,XXX.XX, an over disclosure of $XXX.XX. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.		10/04/2019: Audit recalculated included fees. CD amount financed $XXX,XXX.XX vs. actual amount financed $XXX,XXX.XX a difference of $X. Condition rescinded.					1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301297005	0175b131-c059-4ff1-8930-93f16af9ac38	3210		QM/Non-HPML		Compliance		Finance Charge under disclosed (Exceeds $100 variance/threshold) for Purchase Transactions	The final Closing Disclosure reflects the Finance Charge as $XXX,XXX.XX vs. actual Finance Charge of $XXX,XXX.XX. An under disclosure of $XXX.XX which exceeds the $XXX allowable tolerance for Purchase Transactions. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower, re-open rescission if applicable.		10/04/2019: Audit recalculated included fees. CD finance charge $XXX,XXX.XX vs. actual finance charge $XXX,XXX.XX a difference of $X.XX. Condition rescinded.					1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301297087	c1151562-c6d4-e911-abc7-f4e9d4a75a52	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	File is missing Closing Disclosure	09-12-19 XX Please see attachment	09/13/2019: Lender provided Initial CD. Exception cleared.	Years on Job Borrower has 12 years on job FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 769 DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 27.18%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301297087	15766c56-c2a2-4309-929d-dfc572d66292	1672		QM/Non-HPML		Compliance		Missing Initial Escrow Account Disclosure	File is missing Initial Escrow Account Disclosure	09-12-19 XX Please see attachment	09/13/2019: Lender provided Initial Escrow Account. Exception cleared.	Years on Job Borrower has 12 years on job FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 769 DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 27.18%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301297087	4b21eacc-c4d4-e911-abc7-f4e9d4a75a52	1596		QM/Non-HPML		Compliance		Missing Right To Cancel Form	File is missing Right to Cancel Form	09-12-19 XX Please see attachment	09/13/2019: Lender provided RTC. Exception cleared.	Years on Job Borrower has 12 years on job FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 769 DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 27.18%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301297087	ed810e7a-c4d4-e911-abc7-f4e9d4a75a52	905		QM/Non-HPML		Credit		Missing mortgage/deed of trust	File is missing the mortgage	09-12-19 XX Please see attachment	09-13-2019: Lender provided a copy of the signed and dated mortgage and PUD Rider, condition cleared.	Years on Job Borrower has 12 years on job FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 769 DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 27.18%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301297087	a657ef86-c4d4-e911-abc7-f4e9d4a75a52	920		QM/Non-HPML		Credit		Missing Note	File is missing the Note	09-12-19 XX Please see attachment	09/13/2019: Lender provided a copy of the signed and dated Note, condition cleared.	Years on Job Borrower has 12 years on job FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 769 DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 27.18%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301297087	492d04a6-c3d4-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA Report was not provided in file. CU Risk Score is a 3.1.	09/12/2019: CDA	09/12/2019: A CDA provided reflecting a value of $XXX,XXX.XX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.	Years on Job Borrower has 12 years on job FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 769 DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 27.18%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301298895	48b58054-bbe4-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	10/4 XX: Attached	10/04/2019: Audit reviewed the Lender response, Lender provided the source of the 3rd party information obtained and the name and title of the Lender's employee who obtained the information. Condition cleared.	LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 50.00% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 754 Years Self Employed Borrower has 7 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301298895	7748fc2a-bbe4-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided, CU score is 2.7.		10/03/2019: A CDA report reflecting a value $X,XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.	LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 50.00% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 754 Years Self Employed Borrower has 7 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301297680	ae9c2c32-ccdf-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided.		09/27/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Document previously provided. Condition rescinded.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 774. DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.72%. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 1.90 months reserves.				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301297707	87e9f1dd-89e1-e911-abc7-f4e9d4a75a52	992		QM/Non-HPML		Credit		Invalid AUS	The Lender's Guidelines/Agency Guidelines require loan data to be resubmitted to DU if the data changes from the time the AUS was last run. The most recent AUS in file reflects a DTI of 19.04% versus the Final DTI of 35.59%.	10/1 XX: See attached	10/02/2019: Audit reviewed the AUS submitted, and has determined that said document is deemed acceptable, condition cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 74.89% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 741 Years in Field Borrower has 11 years in Field				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301297707	4268fb40-8ae1-e911-abc7-f4e9d4a75a52	2789		QM/Non-HPML		Credit		Missing Executed Business Returns	Self-employed Borrower: Per Appendix Q, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years; for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules. Signed business returns not provided.	10/4 XX: See attached	10/04/2019: Lender provided 2 years signed and dated Business Tax Return for all four business listed on Schedule E Part II of the tax returns. Condition Cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 74.89% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 741 Years in Field Borrower has 11 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301297707	71f07349-8ae1-e911-abc7-f4e9d4a75a52	2788		QM/Non-HPML		Credit		Missing Executed Personal Tax Returns	Per Appendix Q, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years. Signed returns not provided.	10/4 XX: See attached	10/04/2019: Lender provided signed and dated personal tax returns for the most recent two years. Condition Cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 74.89% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 741 Years in Field Borrower has 11 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301297707	ab2a89c0-8ce1-e911-abc7-f4e9d4a75a52	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	Lender's guidelines require 2 years IRS transcripts. Transcripts not provided.	10/4 XX: Only the most recent year is required. See attached	10/07/2019: Audit reviewed lender's rebuttal, AUS and XXXX transcripts. Two years' transcripts are not required. Condition cleared.10/04/2019: Audit reviewed the Lender response and determined XXXX tax transcript is missing from loan file. Condition remains.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 74.89% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 741 Years in Field Borrower has 11 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301297707	1e0c5d9c-89e1-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	Review Appraisal Missing.		10/01/2019: A CDA report reflecting a value $XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 74.89% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 741 Years in Field Borrower has 11 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301297706	e55fadf1-aae2-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided	10/1 XX: See attached	10/02/2019: Audit reviewed the Lender response, Lender provided the source of the 3rd party information obtained and the name and title of the Lender's employee who obtained the information. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 765 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.931% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 8.30 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301297706	6fbd0bb8-aae2-e911-abc7-f4e9d4a75a52	1		QM/Non-HPML		Credit		General Credit Exception	Missing XXXX tax extension for Business A, B & C as listed on Schedule E line 28 of borrowers personal tax returns.	10/1/19 XX: Please rescind and see pages 163, 203, and 265 of the submission package	10/02/2019: Audit reviewed the Lender's response and located the said documents in the original loan file on pages 163, 203 and 265 within the original loan file. Exception rescinded.	FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 765 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.931% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 8.30 months reserves				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301297706	fabc423d-aae2-e911-abc7-f4e9d4a75a52	724		QM/Non-HPML		Credit		Missing Documentation	Missing Executed Home Equity Line of Credit (HELOC) closure letter reflecting HELOC was frozen and closed was not provided in the file	10/4 XX: See attached	10/04/2019: Lender provided HELOC Closure letter. Exception cleared.	FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 765 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.931% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 8.30 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301297706	b24e946e-aae2-e911-abc7-f4e9d4a75a52	2789		QM/Non-HPML		Credit		Missing Executed Business Returns	Per Appendix Q, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years; for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules. Signed business returns not provide for Business A, B & C as listed on Schedule E line 28 of borrowers personal tax returns.	10/4 XX: See attached	10/04/2019: Lender provided signed business returns for business. Exception cleared.	FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 765 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.931% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 8.30 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301297706	0e54fea4-aae2-e911-abc7-f4e9d4a75a52	2788		QM/Non-HPML		Credit		Missing Executed Personal Tax Returns	Per Appendix Q, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years. Signed returns not provided.	10/4 XX: See attached	10/04/2019: Lender provided signed personal returns. Exception cleared.	FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 765 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.931% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 8.30 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301297706	24fa5979-67e1-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. Cu Risk 3.3		10/01/2019: A CDA report reflecting a value $XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.	FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 765 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.931% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 8.30 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301301560	fca25692-54da-e911-abc7-f4e9d4a75a52	724		QM/Non-HPML		Credit		Missing Documentation	Missing documentation supporting 25% equity in departing residence. In order to use rental income from a departing residence a sufficient equity position is required for the loan to be classified as a qualified mortgage.	9/23 XX: Please see attached exterior only appraisal	09/24/2019: The Lender provided an Exterior only appraisal dated X-XX-XXXX of the departing residence reflecting a sufficient equity position for the loan to be classified as a qualified mortgage. Audit has determined that Borrower has > 25% equity in departing residence. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 5.80 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 775 Years in Field Borrower has 11 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301297687	f7ab1c35-70d9-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	• The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided for both business and borrowers.		09/19/2019: Audit reviewed evidence for VOB document source and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	DTI is lower than guideline maximum UW Guides require 0 months reserves, loan qualified with 17.20 months reserves Reserves are higher than guideline minimum UW Guides maximum CLTV of 90.00%, loan qualified with CLTV of 75.75% CLTV is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.53%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301297696	6685c153-576c-41fe-9ef2-caeb49b8b4b1	1596		QM/Non-HPML		Compliance		Missing Right To Cancel Form	Right to Cancel form is missing from the file.	10/07/2019: Please see attachment
10/10/2019:   Audit reviewed documentation submitted, and has determined that the Notification of error, reopened rescission, evidence of shipment and corrected RTC were provided. The loan is out of the rescission period, rescission expired on 10/09/2019. Condition cleared and loan will be rated a B.10/07/2019: Audit reviewed the documentation submitted, and has determined that the Notification of error,  reopened rescission, evidence of shipment and RTC was provided . Loan will be rated a B.  HOWEVER, unable to clear condition as loan is currently in the rescission period, rescission expires midnight on  10/09/2019. Loan will be cleared when the rescission period has expired. Condition remains.
																3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301298476	4f97b086-e2de-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	Guidelines require a VVOE within 10 business days prior to the note date. The VVOE is > 10 days < 30 days for the borrower.		09/24/2019: Variance to DU feedback/guideline approved for lender by GSE.	FICO is higher than guideline minimum Loan qualiified with a 790 Fico Years in Field Borrower has 10 years in same field Full Documentation Full documentation Loan				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301310930	40f4fae1-98e4-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment
The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided for Borrower's Schedule C and partnership business.
										10/4 XX: Attached	10/04/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Exception cleared.	LTV is lower than guideline maximum Loan qualified with 48.80% LTV FICO is higher than guideline minimum Loan qualified with FICO of 793 Disposable Income is higher than guideline minimum Loan qualfied with disposable income of $X,XXX.XX				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301310930	0168cfa2-99e4-e911-abc7-f4e9d4a75a52	701		QM/Non-HPML		Credit		Failure to obtain Employment Verification	An employment verification dated within 10 days of the note date as required by lender's guidelines was not provided for both borrowers.		10/01/2019: Variance to DU feedback/guideline approved for lender by GSE. Finding is deemed non material and graded a B for all agencies.	LTV is lower than guideline maximum Loan qualified with 48.80% LTV FICO is higher than guideline minimum Loan qualified with FICO of 793 Disposable Income is higher than guideline minimum Loan qualfied with disposable income of $X,XXX.XX				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301310930	a4d2a525-9ae4-e911-abc7-f4e9d4a75a52	2789		QM/Non-HPML		Credit		Missing Executed Business Returns	Per Appendix Q, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years; for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules. Signed business returns not provided.	10/4 XX: Attached	10/04/2019: Lender provided signed business returns for business. Exception cleared.	LTV is lower than guideline maximum Loan qualified with 48.80% LTV FICO is higher than guideline minimum Loan qualified with FICO of 793 Disposable Income is higher than guideline minimum Loan qualfied with disposable income of $X,XXX.XX				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301310930	aaf86558-9ae4-e911-abc7-f4e9d4a75a52	2788		QM/Non-HPML		Credit		Missing Executed Personal Tax Returns	Per Appendix Q, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years. Signed returns not provided.	10/4 XX: Attached	10/04/2019: Lender provided signed personal returns. Exception cleared.	LTV is lower than guideline maximum Loan qualified with 48.80% LTV FICO is higher than guideline minimum Loan qualified with FICO of 793 Disposable Income is higher than guideline minimum Loan qualfied with disposable income of $X,XXX.XX				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301310930	e6d93c69-9ae4-e911-abc7-f4e9d4a75a52	2793		QM/Non-HPML		Credit		Missing K-1	Missing XXXX K-1's for Business A and B on XXXX Partnership returns to verify pass through income.	10/4 XX: Please rescind. These are passthrough entities that are not listed on schedule E of the personal tax returns. These would not be required	10/04/2019: Audit reviewed Lenders response. Exception rescinded.	LTV is lower than guideline maximum Loan qualified with 48.80% LTV FICO is higher than guideline minimum Loan qualified with FICO of 793 Disposable Income is higher than guideline minimum Loan qualfied with disposable income of $X,XXX.XX				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301310930	259f3daf-6ce4-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU Score 3.7		10/03/2019: A CDA report reflecting a value $X,XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.	LTV is lower than guideline maximum Loan qualified with 48.80% LTV FICO is higher than guideline minimum Loan qualified with FICO of 793 Disposable Income is higher than guideline minimum Loan qualfied with disposable income of $X,XXX.XX				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301297694	d17218d6-68e4-e911-abc7-f4e9d4a75a52	701		QM/Non-HPML		Credit		Failure to obtain Employment Verification	An employment verification dated within 10 days of the note date as required by lender's guidelines was not provided for both borrowers.	10/4 XX: Please rescind. See page 85 of the submission. There is also only one borrower and UWM has a variance that allows for them to be dated within 30 days	10/04/2019: Audit reviewed Lender's response and has determined the VVOE is dated within 10 business days of the Note date and there is only 1 borrower on the loan. Condition rescinded.	DTI is lower than guideline maximum UW Guides maximum Overlay DTI of 43.00%, loan qualified with DTI of 25.92% FICO is higher than guideline minimum UW Guides Overlay require FICO of 680, loan qualified with FICO of 795 Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $XX,XXX.XX in disposable income				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301297694	d42793b4-68e4-e911-abc7-f4e9d4a75a52	914		QM/Non-HPML		Credit		Missing income documentation	The Borrower's income is required to be documented with current pay stub. The loan file contains W2 and partnership income. Copies of the Borrower's current pay stub is required to fulfill guidelines and QM requirements.	10/4 XX: Please rescind. See page 84 of the submission	10/04/2019: Audit reviewed Lender's response and has determined the pay stub and W2 are in the loan file. Condition rescinded.	DTI is lower than guideline maximum UW Guides maximum Overlay DTI of 43.00%, loan qualified with DTI of 25.92% FICO is higher than guideline minimum UW Guides Overlay require FICO of 680, loan qualified with FICO of 795 Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $XX,XXX.XX in disposable income				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301297693	25ee2306-75e6-4b62-a45d-10f5e4933038	3183		QM/Non-HPML		Compliance		Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.	The LE reflects an Appraisal fee of $XXX with no resulting CoC for any subsequent disclosures. The CD reflects an Appraisal of $XXX resulting in a $XXX refund due for cure. Refund of $XXX provided at closing.	09-13-19 XX Please see explanation - Per the disclosed CD there was a $XXX cure	9/16/2019: Audit reviewed the Lender response and has determined the $XXX cure was reflected on the CD at closing, condition cleared. 09/11/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301310929	287f33cb-3ce5-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA/AVM report was not provided. CU Score of 4.6		10/04/2019: A CDA report reflecting a value $XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301309480	547e10bd-22ec-e911-abc7-f4e9d4a75a52	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	The Initial CD dated XX/XX/XXXX as reflected on Disclosure Tracking is missing from the loan file. No Cure. All pages of post funding CD are missing from the loan file. File only contain LOE regarding changes and page 2.		10/16/2019: Received initial closing disclosure. Mail box rule timing requirement met. Condition cleared.	Years on Job Borrower has 9.17 years on job FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 782 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 17.81%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301309480	9c0ad03a-22ec-e911-abc7-f4e9d4a75a52	915		QM/Non-HPML		Credit		Missing asset documentation	The statement for account #X on final application reflects a transfer of $XX,XXX.XX. There is no evidence in the file documenting the source of the deposit.	10/15 XX: Please rescind. Per XXXX guidelines on refinances large deposits do not need to be sourced or documented	10/16/2019: This is a XXXXXXXXXXXXX loan. Per Agency guidelines, for refinance transactions, documentation or explanation for large deposits is not required; however, the lender remains responsible for ensuring that any borrowed funds, including any related liability, are considered. Condition rescinded.	Years on Job Borrower has 9.17 years on job FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 782 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 17.81%				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301310927	909943ce-77e1-4b19-b4d0-fc948f193dcc	3269		QM/Non-HPML		Compliance		Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)	The LE dated X/XX/XX reflects a lender credit in the amount of ($XXXX.XX. The lender credit decreased to ($XXXX.XX on the final CD with no indication of a valid COC to account for the ($XXXX.XX decrease in the credit. Provide re-disclosed CD and letter of explanation.	09-30-19 XX Please see attachment	10/01/2019: Lender provided the Lock Confirmation dated 09/05/2019 reflecting the lender credit decrease and CD issued on X/XX/XXXX reflecting the decreased Lender Credit. Disclosure Tracking Document on page 234 within original loan file confirms Borrower requested change & CD was generated on X-X-XXXX. Condition cleared.9/23/19: Non-material per SFIG guidance, loan will be graded a B for all agencies9/23/19: Non-material per SFIG guidance, loan will be graded a B for all agencies					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301337735	34618ccc-0ee2-e911-abc7-f4e9d4a75a52	795		QM/Agency Safe Harbor		Credit		Failure to obtain Verbal Verification of Employment	The VVOE for borrower was found in the loan file, however it is dated > 10 days < 30 days.		09/28/2019: Variance to DU feedback/guideline approved for lender by GSE.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 6.70 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 801 Years on Job Borrower has 6.58 years on job				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301298054	701b7c0c-59d6-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file, CU score is 2.8.		09/26/2019: An Appraisal Review Short Form reflecting a value of $XXX,XXX.XX which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301310267	e04f3ab8-6fef-e911-94d7-f4e9d4a75ba2	724		QM/Non-HPML		Credit		Missing Documentation	Missing executed closure letter for second mortgage.	10/16 XX: Attached	10/17/2019: Audit review of the executed closure letter for second mortgage deemed acceptable, condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 781 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.42% Disposable Income is higher than guideline minimum UW Guides required no disposable income, loan qualified with $44,451.59 in disposable income				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301308178	1b641711-91ef-e911-94d7-f4e9d4a75ba2	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	Transcripts not provided	10/16 XX Please rescind, these type of loans do not require tax transcripts, thank you	10/17/2019: Audit reviewed Lenders response. Exception rescinded.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 140.40 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.95% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 789				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301307128	06be66ac-59e4-e911-abc7-f4e9d4a75a52	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The Owners Extended Coverage in section H of the final Closing Disclosure is missing the name of the service provider. Provide corrected CD and LOE to the borrower.		10/01/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 9.10 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 749 Years in Field Borrower has 9 years in Field				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301307128	0b644702-2264-49bd-86ab-bfa2e6763d87	3186		QM/Non-HPML		Compliance		Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	The Title - Closing Protection Letter, Title - Premium for Lenders Coverage and Title - Settlement or Closing Fee are reflected in section C of the final Closing Disclosure. The Borrower did not shop for their own title service provider and used the provider on the WLSP. The title fees should be listed in section B of the final Closing Disclosure. Provide corrected CD and LOE to the Borrower.	10/2 XX Please see attached which was included in original upload, please rescind	10/03/2019: Audit reviewed Lender's response and has determined the LOE and PCCD was provided in the loan file. Non-material per SFIG guidance, loan will be graded a B for all agencies.10/1/2019; A Post Close CD corrected the title fees. The loan will be graded a B for all agencies.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 9.10 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 749 Years in Field Borrower has 9 years in Field				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301307128	d31582f2-69e8-4295-a2db-c64a16b34eaf	3254		QM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The Contact St license ID of the Borrower's Real Estate Broker and Seller's Real Estate Broker is completed in error. Provide re-disclosed CD and LOE to the borrower.	10/2 XX Please see attached which was included in original upload, please rescind	10/03/2019: Audit reviewed Lender's response and has determined the LOE and PCCD was provided in the loan file. Non-material per SFIG guidance, loan will be graded a B for all agencies.10/01/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 9.10 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 749 Years in Field Borrower has 9 years in Field				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301307128	9e4f3718-57e4-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment
• The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information.   The item required in the second bullet point was not provided for Business #1 and #2 reflected on the final application.
										10/2 XX: See attached	10/03/2019: Audit reviewed evidence for VOB document source and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 9.10 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 749 Years in Field Borrower has 9 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301312300	dee2e6e9-a0ea-e911-abc7-f4e9d4a75a52	914		QM/Non-HPML		Credit		Missing income documentation	The Agency Guidelines require a pay stub be dated no earlier than 30 days prior to the initial loan application. The Borrower and Co-Borrower's pay stub in file is dated XX/XX/XXXX which is greater than 30 days prior to the initial loan application.		10/09/2019: Variance to DU feedback/guideline approved for lender by GSE. Exception will be graded a B for all agencies.	DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 28.33% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 785 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 23.10 months reserves				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301312300	a43c9cfa-1bea-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU risk score of 2.7.		10/10/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 28.33% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 785 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 23.10 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301324465	eafc0dca-d5da-e911-abc7-f4e9d4a75a52	2792		QM/Agency Safe Harbor		Credit		Missing Tax Transcripts	Tax Transcript not provided as required by DU.	9/20/19 XX Please rescind this condition as DU does not require this nor does the employment.	09/20/2019: Audit re-analyzed AUS #16, and has determined that tax transcripts were not ordered per AUS. Condition rescinded.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 806 DTI is lower than guideline maximum UW Guides maximum DTI of 50%, loan qualified with DTI of 29.58% Years on Job Borrower has 19 years on job				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301311795	189bf975-47a8-4fa9-98d9-0dcfc1b18d9e	1672		QM/Non-HPML		Compliance		Missing Initial Escrow Account Disclosure	Missing Initial Escrow Account Disclosure.	9/26 XX please see attached, pls clear	09/27/2019: Lender provided the Initial Escrow Account Disclosure signed and dated by the borrowers at closing. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301337733	a57d2e83-98e3-e911-abc7-f4e9d4a75a52	76		QM/Agency Safe Harbor		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU score was not available.		10/01/2019: A CDA report reflecting a value $X,XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 22.70 months reserves Years on Job Borrower has 7 years on job Disposable Income is higher than guideline minimum Loan qualified with $X,XXX.XX in disposable income				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301313547	8537f289-e6ea-e911-abc7-f4e9d4a75a52	2992		QM/Non-HPML		Credit		Assessor's Parcel Number is not consistent between Appraisal, Title, and/or Mortgage.	APN # does not match on the appraisal, title and/or mortgage.	XX 10/10/19: Please see attached showing the appraisal would have the correct APN and this would clearly be the same property between all of the documentation.	10/11/2019: Audit reviewed Lenders response. Exception rescinded.	No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 76 months payment history with no late payments reported. Years on Job Borrower has 11.8 years on the job Reserves are higher than guideline minimum Loan qualified with 5.6 months reserves				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301313547	d55f4704-c4ea-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided for either borrowers.	XX 10/10/19: Please see attached.	10/11/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Exception cleared.	No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 76 months payment history with no late payments reported. Years on Job Borrower has 11.8 years on the job Reserves are higher than guideline minimum Loan qualified with 5.6 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301313547	165ef85f-e8ea-e911-abc7-f4e9d4a75a52	724		QM/Non-HPML		Credit		Missing Documentation	Executed HELOC close out letter was not provided when borrower is refinancing and paying off a HELOC.	XX 10/10/19: Please see attached.	10/11/2019: Lender provided HELOC closure letter. Exception cleared.	No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 76 months payment history with no late payments reported. Years on Job Borrower has 11.8 years on the job Reserves are higher than guideline minimum Loan qualified with 5.6 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301337731	b84a751b-9be3-e911-abc7-f4e9d4a75a52	795		QM/Agency Safe Harbor		Credit		Failure to obtain Verbal Verification of Employment	The VVOE for borrower was found in the loan file, however it is dated > 10 days < 30 days.		09/30/2019: Variance to DU feedback/guideline approved for lender by XXX.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 1.60 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.97% FICO is higher than guideline minimum UW Guides require FICO of 70, loan qualified with FICO of 789				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301298463	1c6d2281-d6db-e911-abc7-f4e9d4a75a52	2765		QM/Non-HPML		Credit		Missing Correspondent wiring instructions	Correspondent wiring instruction missing	9/23 XX: Please rescind and see page 307 of the submission package	09/24/2019: Audit reviewed Lender's guidelines and has determined correspond wiring instructions is not required. Condition rescinded.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.92% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 759 Years in Field Borrower has 11 years in Field				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301298463	4015b7a3-d6db-e911-abc7-f4e9d4a75a52	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	Lender's guidelines require 2 years IRS transcripts. Transcripts not provided.	9/23/19 XX: Please rescind. Per the AUS findings transcripts were never ordered and they are not required due to using only base income to qualify	09/24/2019: Audit reviewed Lender's response and has determined tax transcripts were not required. Condition rescinded.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.92% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 759 Years in Field Borrower has 11 years in Field				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301308176	793b4813-7ae0-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information.	9/27/19 XX Please clear this condition based on the attached VOB.	09/30/2019: Audit reviewed the Lender response, Lender provided the source of the 3rd party information obtained and the name and title of the Lender's employee who obtained the information. Condition cleared.	DTI is lower than guideline maximum Loan qualified with a 20.73% DTI Years Self Employed Borrower has 8 years self emplyment Full Documentation Full documentaion loan				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301298460	39333ad3-7aef-e911-94d7-f4e9d4a75ba2	701		QM/Non-HPML		Credit		Failure to obtain Employment Verification	An employment verification dated within 10 days of the note date as required by lender's guidelines was not provided for co-borrower #1.	10/16 XX: Please rescind and see page 565 of the submission. Contact info is also attached	10/17/2019: Audit reviewed lender's rebuttal and original loan file. Acceptable documentation, within appropriate time frame, was provided for all borrowers. Condition rescinded.10/15/2019: Exception is deemed non-material, loan will be graded a B for all agencies.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 69.82% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 750 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.81%				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301298460	b4f78fc0-79ef-e911-94d7-f4e9d4a75ba2	724		QM/Non-HPML		Credit		Missing Documentation	File is missing PITIA verification for properties 1 and 2 located on Borrower XXXX Schedule E. If properties were sold, please provide verification. Additional conditions may apply.	10/16 XX: Please see attached. Borrower does not own these properties	10/17/2019: Received open lien reports reflecting the owner of the properties is an XXX. The IRS classifies a single-member XXX by default as a disregarded entity and treats the business as a sole proprietorship for income tax purposes. The IRS disregards the company as being separate from its owner. The owner, however, can be also be a business entity, including another XXX. Schedule E is treated as a form 8825. An owner of an XXXXX is not personally liable for the debts and obligations of the entity. Condition cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 69.82% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 750 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.81%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301298460	5f397a43-7bef-e911-94d7-f4e9d4a75ba2	907		QM/Non-HPML		Credit		Missing flood certificate	Verification of flood insurance in file does not identify coverage amount.		10/17/2019: Received acceptable certificate of insurance for flood coverage. Condition cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 69.82% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 750 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.81%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301298460	e5f7de38-73ef-e911-94d7-f4e9d4a75ba2	1201		QM/Non-HPML		Credit		Missing Mortgage Rider	File is missing Second Home Rider.		10/17/2019: Received executed second home rider. Condition cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 69.82% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 750 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.81%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301298974	fbac72f3-2eda-e911-abc7-f4e9d4a75a52	795		QM/Non-HPML		Credit		Failure to obtain Verbal Verification of Employment	Lender provided VVOE within >10 days but <30 days.		9.18.19: Variance to DU feedback/guideline approved for lender by XXX. Exception will be graded a B for all agencies.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 771 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.59% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 33.70 months reserves				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301324462	c4609312-e6da-e911-abc7-f4e9d4a75a52	3227		QM/Agency Safe Harbor		Compliance		Missing Closing Disclosure / CD Not in File	The Initial CD dated XX/XX/XXXX is missing from the loan file. The lender tracking disclosure p. 17 reflects the CD was sent on X/XX/XXXX and E Consented by the borrower on X/X/XXXX however; it was not provided in the loan file.		09/23/2019: Received initial closing disclosure. Evidence it was acknowledged previously provided. Timing requirement met. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301312587	804131af-c4ea-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in file.		10/10/2019: The AVM report value of $XXX,XXX to appraisal value of $XXX,XXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301298884	6efd6fd4-13da-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU Risk Score 4.	09/19/2019: CDA	09/19/2019: A CDA provided reflecting a value of $XXX,XXX.XX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301298973	e9dd6100-05db-e911-abc7-f4e9d4a75a52	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	Tax Transcript not provided as required by DU	09/24/2019: Tax Transcripts - Please rescind this condition as this file does not require these documents	09/24/2019: Audit re-analyzed AUS (#20), and has determined that tax transcripts were not ordered per AUS. Condition rescinded.	FICO is higher than guideline minimum Loan Qualified with a 764 Fico Full Documentation Full documentaion loan CLTV is lower than guideline maximum Loan qualified with a 64.35% CLTV				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301298973	f230db50-5cda-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Score 4.0		09/20/2019: A CDA report reflecting a value $X,XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.	FICO is higher than guideline minimum Loan Qualified with a 764 Fico Full Documentation Full documentaion loan CLTV is lower than guideline maximum Loan qualified with a 64.35% CLTV				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301298972	50c19279-73d5-e911-abc7-f4e9d4a75a52	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	Missing Initial CD in file.	09-13-19 XX Please see attachment	09/16/2019: Lender provided the initial Closing Disclosure dated XX/XX/XXXX. Disclosure Tracking Document in file page 598 provided evidence both Borrower and Co-Borrower e-signed the initial CD 3 days prior to consummation; condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301300379	45379177-bcdb-e911-abc7-f4e9d4a75a52	2765		QM/Non-HPML		Credit		Missing Correspondent wiring instructions	Correspondent wiring instructions	XX 9/23/19: Please rescind. Please see page 342 showing the wiring instructions.	09/24/2019: Audit reviewed Lenders response. Exception rescinded.	DTI is lower than guideline maximum Reserves are higher than guideline minimum FICO is higher than guideline minimum				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301300379	9474c664-bcdb-e911-abc7-f4e9d4a75a52	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	Lender's guidelines require 2 years IRS transcripts. Transcripts not provided.	9/23 XX this type of loan does not require a tax transcript, please rescind	09/24/2019: Audit reviewed Lenders response. Exception rescinded.	DTI is lower than guideline maximum Reserves are higher than guideline minimum FICO is higher than guideline minimum				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301337728	18ce9eda-31e1-e911-abc7-f4e9d4a75a52	48		QM/Agency Safe Harbor		Compliance		Missing Affiliated Business Disclosure	Missing Broker Affiliated Business Disclosure.	10-07-19 XX Please see attachment10-01-19 XX There are no affiliates, so one was not needed. Please clear condition	10/08/2019: Lender provided attestation. Condition cleared.10/02/2019: Audit reviewed Lender's response; however, a hard copy attestation for the loan was not provided. Condition remains. Non-material per SFIG guidance, loan will be graded a B for all agencies.09/27/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 785 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 86 months reserves Years in Field Borrower has 10 years in Field				2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301337728	b6c13441-22e1-e911-abc7-f4e9d4a75a52	2992		QM/Agency Safe Harbor		Credit		Assessor's Parcel Number is not consistent between Appraisal, Title, and/or Mortgage.	APN # does not match on the appraisal, title and/or mortgage.	10/01/2019: Please rescind. This is a conventional loan so only one of the parcel number or legal description has to match. The requirement has been met in this case	10/01/2019: Audit reviewed the Lender Rebuttal, and has determined that Appraisal APN number has been "killed" per county tax collector, however legal specs listed on Appraisal match the title and county. Condition rescinded.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 785 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 86 months reserves Years in Field Borrower has 10 years in Field				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301337728	e4bc818e-2ce1-e911-abc7-f4e9d4a75a52	76		QM/Agency Safe Harbor		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU score 4.		09/30/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 785 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 86 months reserves Years in Field Borrower has 10 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301312299	0c5a1257-95e4-e911-abc7-f4e9d4a75a52	701		QM/Non-HPML		Credit		Failure to obtain Employment Verification	A verbal employment verification dated within 10 days of the note date as required by lender's guidelines was not provided for the co-borrower.		10/02/2019: Variance to DU feedback/guideline approved for lender by XXX. Exception will be graded a B for all agencies	Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $XX,XXX.XX in disposable income Reserves are higher than guideline minimum UW Guides require 0.00 months reserves, loan qualified with 12.00 months reserves FICO is higher than guideline minimum UW Guides Overlay require FICO of 680, loan qualified with FICO of 748				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301312299	5d2c7434-95e4-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. The CU score was 3.3		10/03/2019: A CDA report reflecting a value $XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.	Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $XX,XXX.XX in disposable income Reserves are higher than guideline minimum UW Guides require 0.00 months reserves, loan qualified with 12.00 months reserves FICO is higher than guideline minimum UW Guides Overlay require FICO of 680, loan qualified with FICO of 748				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301300569	3d1a9e79-ba80-4130-aba6-e27ae4b444cd	3254		QM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The State license ID of the Borrowers Real Estate Broker and Sellers Real Estate broker are missing. Provide re-disclosed CD and letter of explanation.		10/10/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.55% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 741 Years on Job Borrower has 34 years on job				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301300569	d9f1d4aa-65eb-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	10/15/2019: Attached	10/15/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.55% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 741 Years on Job Borrower has 34 years on job				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301301032	1ee351bc-ee07-4d8b-ad08-32d0489a9484	3313		QM/Non-HPML		Compliance		Amount Financed over disclosed (Exceeds $35 variance/threshold)	The Amount Financed is over disclosed and exceeds allowable $XX variance/threshold for Rescindable Transactions. The Final Closing Disclosure reflects an Amount Financed of $XXX,XXX.XX vs. actual $XXX,XXX.XX, an over disclosure of $XX.XX. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.		10/04/2019: Audit re-analyzed the "Appraisal Management Company Fee", and has determined that said fee is an excludable fee and NOT included in the finance charge calculations. Loan is NOT under disclosed. Condition rescinded.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 37.00 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.23% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 793				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301301032	4cedf1c7-1b0b-4813-a4eb-402c90e942ac	3211		QM/Non-HPML		Compliance		Finance Charge under disclosed (Exceeds $35 variance/threshold) for Rescindable Transactions	The final Closing Disclosure reflects the Finance Charge as $XXX,XXX.XX vs. actual Finance Charge of $XXX,XXX.XX. An under disclosure of $XX.XX which exceeds the $XX allowable tolerance for Rescindable Transactions. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower, re-open rescission if applicable.	10/04/2019: Disagree - The XXX fee is not a finance charge. Please clear condition.	10/04/2019: Audit re-analyzed the "Appraisal Management Company Fee", and has determined that said fee is an excludable fee and NOT included in the finance charge calculations. Loan is NOT under disclosed. Condition rescinded.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 37.00 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.23% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 793				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301301032	e3413140-ddde-e911-abc7-f4e9d4a75a52	2794		QM/Non-HPML		Credit		Missing W-2	Lender's guidelines require 2 years' W-2. Two years' W-2 not provided, need the XXXX w-2	9/25/19 XX: Please rescind. Per the AUS findings the income must be documented using a paystub and a W-2 from the prior year. XXXX W2 would not be required	09/26/2019: Audit reviewed Lender's response and has determined the borrower was qualified on base income only, the AUS requires YTD pay stub and previous years W2 which meets QM requirements for base income; therefore, the XXXX W2 was not required. Condition rescinded.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 37.00 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.23% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 793				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301300564	67c2b8e6-c8be-4abb-81aa-f756623ca327	3329		QM/Non-HPML		Compliance		Missing seller’s Closing Disclosure	It could not be confirmed that the Borrower's Final CD disclosed any and all applicable Seller Paid fees, as the loan file did not contain any alternative documentation verifying the Seller Paid fees that may or may not have been applied to the transaction. Please provide a Final Seller CD or Final ALTA Settlement Statement that will show evidence any and all applicable Seller Paid fees applied to the transaction in order for compliance testing to be completed. 1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation “	09-23-19 DI Please see attachment	09/24/2019: Lender provided the Final Seller's Closing Disclosure with seller fees. Exception cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301300564	b51ec8f5-25da-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU Risk Score = 3.7	09/19/2019: CDA	09/19/2019: A CDA provided reflecting a value of $X,XXX,XXX.XX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301300997	41978b89-7fe0-e911-abc7-f4e9d4a75a52	914		QM/Non-HPML		Credit		Missing income documentation	The AUS Guidelines require a paystub dated no earlier than 30 days of the initial loan application date. The pay stub in file is dated XX/XX/XXXX and over 30 days old	9/27/19 XX: Please rescind. XXX has a variance that allows for paystubs to be dated within 4 months of the application date	09/30/2019: Variance to DU feedback/guideline approved for lender by XXX. Exception will be rated a B for all agencies.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.77% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 767 Reserves are higher than guideline minimum Example: UW Guides require 0 months reserves, loan qualified with 83.40 months reserves				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301300997	ffa9af56-7de0-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA Report was not provided in file.		09/30/2019: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.77% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 767 Reserves are higher than guideline minimum Example: UW Guides require 0 months reserves, loan qualified with 83.40 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301300562	db9feeb2-69e4-e911-abc7-f4e9d4a75a52	2593		QM/Non-HPML		Credit		Missing Payoff Statement	Payoff statement for first mortgage lien not provided.	10/2/19 XX: Please rescind. See page 359 of the submission	10/03/2019: Audit reviewed the Lender Response and located said document on page 359 within the original loan file. Condition rescinded.	Reserves are higher than guideline minimum UW Guides require zero months reserves, loan qualified with 82.50 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.94% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 732				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301300562	459ab0e0-84e4-e911-abc7-f4e9d4a75a52	919		QM/Non-HPML		Credit		Missing verbal verification of employment	Missing verbal verification of employment for both borrowers to be completed no more than 10 business days prior to the note date.	10/2/19 XX: Please rescind. See pages 206-210 of the submission	10/03/2019: Lender reviewed the Lender's response and located said documents on pages 206-210 within the original loan file, However, they are more than 10 business days prior to the note date. Audit has determined Variance to DU feedback/guideline approved for lender by XXX, loan will be down-graded to a B for all agencies.	Reserves are higher than guideline minimum UW Guides require zero months reserves, loan qualified with 82.50 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.94% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 732				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301300562	02c728cf-83e4-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU score is 3.		10/02/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.	Reserves are higher than guideline minimum UW Guides require zero months reserves, loan qualified with 82.50 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.94% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 732				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301307303	e30fbba1-97e0-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU score 2.8		10/01/2019: A CDA report reflecting a value $XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301331225	3f403e1b-52eb-e911-abc7-f4e9d4a75a52	701		QM/Non-HPML		Credit		Failure to obtain Employment Verification	The loan application indicated that the borrower was self-employed for 22 years. According to the program guidelines, documentation for a self-employed borrower requires an independent confirmation of self-employment, such as a copy of the business license or a letter from an accountant verifying the length and existence of the business. The loan file contained no verification of the borrower’s business, rendering the subject mortgage ineligible for delivery to the investor.	10/10 XX: Please see the attachments. The business is active and is being calculated based off of 2 years of tax returns regardless so the date the business started is not necessary	10/15/2019: Lender provided a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance and evidence for VOB document source and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 13.40 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.37% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 753				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301300937	de30652e-c4db-e911-abc7-f4e9d4a75a52	3326		QM/Non-HPML		Compliance		Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the vested party No Cure - Missing Doc Not Provided.	09-23-19 XX Please see attachment	09/24/2019: Lender provided e-consent for borrower and vested party. condition cleared.09/20/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301300935	3ec02825-ebde-e911-abc7-f4e9d4a75a52	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing borrower executed broker affiliated business disclosure and evidence of disclosure within three days of the application; additional conditions may apply.	9/26 XX we are the lender on the note and have no affiliations, please rescind	09/27/2019: Audit reviewed the Lender response and determined there is no broker on this transaction. The Affiliated Business Disclosure for the Lender is on page 427 in the loan file e-signed by the Borrower within 3 days of the application date. Condition rescinded. Finding deemed non-material, loan will be graded a B for all agencies.					1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301316341	62974e84-ffdd-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	• The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	9/24 XX: Please see attached	09/25/2019: Audit reviewed evidence for VOB document source and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 8.90 months DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.76% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 809				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301316341	6b7292e3-f8dd-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file, the CUI score is 3.6.		09/24/2019: A CDA report reflecting a value $XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 8.90 months DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.76% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 809				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301300934	a118386b-17e1-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information.	10/01/2019: see attached	10/01/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 3.60 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 19.88% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 777				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301300934	a5b2574f-17e1-e911-abc7-f4e9d4a75a52	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	Tax Transcript not provided as required by DU		09/30/2019: Audit re-analyzed AUS #16 and has determined that tax transcripts were not ordered per AUS. Condition rescinded.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 3.60 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 19.88% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 777				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301310265	0c6a80db-a8e0-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	9/27/19 XX Please clear this condition based on the attached VOB.	09/30/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Exception cleared.	LTV is lower than guideline maximum Loan qualified with LTV of 66.33% Years Self Employed Borrower has 21.75 years Self Employed Disposable Income is higher than guideline minimum Loan qualified with $24,634 in disposable income				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301300995	ec5d4b5b-2de1-e911-abc7-f4e9d4a75a52	1502		QM/Non-HPML		Credit		Missing HUD-1 From Sale of Previous Property	Final Hud-1 from departing residence on the final application evidencing liens paid and netting sufficient cash to close and or reserves was not provided. The HUD-1 in file is not signed nor certified. Additional conditions may apply.	10/8 XX: Attached10/3 XX: See attached
10/09/2019:  Audit reviewed the Final Certified Closing Statement verifying the departing residence on the final application was paid off and Borrower netted sufficient cash to close, condition cleared.10/04/2019:  Received final settlement statement for departure residence.  Please provide a copy that is either signed or certified.  Condition remains.10/04/2019:  Audit reviewed the attachment the Lender provided and determined it is the Final Certified Settlement Statement for the subject property not the departing residence.  Condition remains.10/02/2019:  Received final settlement statement.  Please provide a copy that is either signed or certified.  Condition remains.
												DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.68% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 5.60 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 754				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301300995	440daab3-9ce0-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided.		09/30/2019: The AVM report value of $XXX,XXX to appraisal value of $XXX,XXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Document previously provided. Condition rescinded.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.68% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 5.60 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 754				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301337721	61103d4c-53e1-e911-abc7-f4e9d4a75a52	724		QM/Agency Safe Harbor		Credit		Missing Documentation	Missing documentation supporting the omission of the two student loan accounts as required by DU.	10/2 XX: Please see attached9/30/19 XX: Please rescind. This is a conventional loan and these are installment debts with less than 10 months remaining. They are able to be excluded without additional documentation/requirements	10/03/2019: Lender provided updated AUS. Condition cleared.10/01/2019: Per Agency guidelines, B 3-6, monthly payments on debts than extend less than 10 months should be included if the payment significantly affects the borrower’s ability to repay. DTI 43.20% to 44.05% if debts are included. Please provide revised AUS including payments. Condition remains.	No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months. Credit report verified 99+ total months payment history with no late payments reported. CLTV is lower than guideline maximum 64.92% CLTV is lower than guideline maximum Years on Job Co-Borrower has 5 years on the job field as a School Guidance Counselor WVOE & VVOE’s.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301337721	e78a6ec9-47e1-e911-abc7-f4e9d4a75a52	1502		QM/Agency Safe Harbor		Credit		Missing HUD-1 From Sale of Previous Property	Final Hud-1 from departing residence on the final application evidencing liens paid and netting sufficient cash to close and or reserves was not provided. Copy in file is estimated and not executed by borrower as required by guideline. Additional conditions may apply.	10/10 XX: See attached	10/11/2019: Audit reviewed executed/true & certified Closing Disclosure for departure residence, and has determined that evidence of sufficient funds was reflected on said document to verify funds to close. Condition cleared.	No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months. Credit report verified 99+ total months payment history with no late payments reported. CLTV is lower than guideline maximum 64.92% CLTV is lower than guideline maximum Years on Job Co-Borrower has 5 years on the job field as a School Guidance Counselor WVOE & VVOE’s.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301337720	28aa122e-14e1-e911-abc7-f4e9d4a75a52	3227		QM/Agency Safe Harbor		Compliance		Missing Closing Disclosure / CD Not in File	CD Missing CD dated XX/XX/XXXX from Disclosure Tracking on page 124.	09-30-19 XX Please see attachment	10/01/2019: Lender provided CD dated XX/XX/XXXX. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301301029	679d7d1f-68e0-e911-abc7-f4e9d4a75a52	1641		QM/Non-HPML		Credit		Failure to Verify Employment	An employment verification dated within 10 days of the note date as required by lender's guidelines was not provided for both borrowers'.		Finding deemed non-material, loan will be graded a B for all agencies	Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $XX,XXX.XX in disposable income DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.15% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 15.30 months reserves				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301301028	f4920a74-13de-e911-abc7-f4e9d4a75a52	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	Lender's guidelines require 2 years IRS transcripts. Transcripts not provided.	09-26-19 XX Please rescind condition because this loan does not require tax transcripts.	09/27/2019: Audit re-analyzed AUS (#15), and has determined that tax transcripts were not ordered per AUS. Condition rescinded.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.59% FICO is higher than guideline minimum UW Guides require FICO of 700, qualified with FICO of 740 Years on Job Borrower has 6.87 years on job				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301301027	d6ed906b-a639-4f0e-bf5c-d8ce1eaf2d7c	1672		QM/Non-HPML		Compliance		Missing Initial Escrow Account Disclosure	Missing Initial Escrow Account Disclosure.	09-30-19 XX Please see attachment	10/01/2019: Lender provided Initial Escrow Account Disclosure. Exception cleared.09/26/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.	Years on Job Borrower has 10 years in Field No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months. Credit report verified 99+ total months payment history with no late payments reported. FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 731				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301301027	9945fb44-b7df-e911-abc7-f4e9d4a75a52	21		QM/Non-HPML		Credit		Failure to Obtain Final Application (1003)	A final application for the subject transaction was not provided.	9/27 XX: Please see attached	09/30/2019: Lender provided final 1003. Condition cleared.	Years on Job Borrower has 10 years in Field No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months. Credit report verified 99+ total months payment history with no late payments reported. FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 731				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301301027	9e1658d9-85e0-e911-abc7-f4e9d4a75a52	914		QM/Non-HPML		Credit		Missing income documentation	Per Appendix Q, a creditor must verify the consumer’s employment for the most recent two full years, and the consumer must explain any gaps in employment that span one or more months and Indicate if he/she was in school or the military for the recent two full years, providing evidence supporting this claim, such as college transcripts, or discharge papers. File is missing LOE for gap in employment between XX/X/XXXX to X/X/XXXX.	9/27/19 XX: Please rescind. Per the VVOE on file the borrower is still currently employed at XXX. Since they are still active there would not be an employment gap	09/30/2019: Audit reviewed Lender's response and has determined the VVOE for the co-borrower reflects the borrower is currently employed with the previous employer as of XX/XX/XXXX with VVOE dated XX/XX/XXXX which is within 10 days of loan closing verifying there was no GAP of employment greater than 30 days. Condition rescinded.	Years on Job Borrower has 10 years in Field No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months. Credit report verified 99+ total months payment history with no late payments reported. FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 731				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301301027	45367b90-b6df-e911-abc7-f4e9d4a75a52	919		QM/Non-HPML		Credit		Missing verbal verification of employment	AUS (DU) require a VVOE within 10 business days prior to the note date. The VVOE is greater than 10 days prior to note date but < 30 days.	9/27/19 XX: Please rescind. XXX has a variance that allows for VVOE's to be dated within 30 days	09/30/2019: Audit reviewed Lender's response and has determined there is a Variance to DU feedback/guideline approved for lender by XXX. Non-material finding, loan will be graded a B.9.26.19: Variance to DU feedback/guideline approved for lender by XXX. Exception will be graded a B for all agencies.	Years on Job Borrower has 10 years in Field No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months. Credit report verified 99+ total months payment history with no late payments reported. FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 731				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301301026	a48b0cf6-daea-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU score is 3.6.		10/11/2019: The AVM report value of $XXX,XXX to appraisal value of $XXX,XXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301301216	8e83036f-45ea-4c20-97e1-b3f3761db4cb	1672		QM/Non-HPML		Compliance		Missing Initial Escrow Account Disclosure	The Initial Escrow Disclosure is missing.		10/15/2019: Received initial escrow disclosure. Timing requirement met. Condition cleared.10/10/2019: Finding deemed non-material, loan will be graded a B for all agencies					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301315012	90c0b9e7-eae5-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	Guidelines require a VVOE within 10 business days prior to the note date. The VVOE is > 10 days < 30 days for the borrower.		10/03/2019: Variance to DU feedback/guideline approved for lender by XXX.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 773 Years in Primary Residence Borrower has lived in subject property for 30 years Years in Field Borrower hasa 20 years in field				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301308149	1b2c9dde-b5ea-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. Cu risk score 2.7		10/10/2019: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301310261	730926a8-87e4-e911-abc7-f4e9d4a75a52	909		QM/Non-HPML		Credit		Missing AUS results	The summary of findings section on page 1 of the AUS is incomplete.	10-03-19 XX Please see attachment	10/04/2019: Lender provided all pages of AUS. Exception cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 8.70 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 769 Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XX,XXX.XX in disposable income				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301311004	3d4d4b7b-e2e3-e911-abc7-f4e9d4a75a52	76		QM/HPML		Property		570 - Review Appraisal Missing	A CDA Report was not provided in file. CU Risk Score is a 4.7.		10/02/2019: The AVM report value of $XXX,XXX to appraisal value of $XXX,XXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Document previously provided. Condition rescinded.					1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301309848	ee45c231-4902-4941-b720-0702d7836113	2852		QM/Non-HPML		Compliance		Points and Fees exceed Qualified Mortgage threshold	QM Points and Fees exceed threshold. $XX,XXX.XX > $XX,XXX.XX the maximum Points and Fees permitted under QM, by $XXX.XX.	10/1 XX please see attached which was included in original upload, please rescind	10/02/2019: Audit re-analyzed the loan file, and has determined that said document was located on page 400 within the original loan file. Discount Points worksheet was calculated and the Discount Point Fee was determined to be bona fide. Condition rescinded.					1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301323414	c93110fd-c3ea-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file, CU score is 4.5.	10/10/2019: CDA	10/15/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.10/10/2019: Audit reviewed Lenders response, however; City on Note and Appraisal is XXXXXX vs. City on CDA as XXXXX. Exception remains.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301312298	3f918a55-87df-e911-abc7-f4e9d4a75a52	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	Missing consummation CD.	9/26 XX please see attached, pls clear	09/27/2019: The Lender provided the Final CD dated XX/XX/XXXX, signed and dated by the Borrowers. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301322828	edfb65ae-4ce1-e911-abc7-f4e9d4a75a52	1646		QM/Non-HPML		Credit		Failure to Verify Sale of Previous Property	File is missing the final Settlement Statement or Closing Disclosure verifying the departing residence on the final application was paid off and Borrower netted sufficient cash to close and/or reserves.	10/1 XX: See attached	10/02/2019: Audit reviewed the Final signed and dated Closing Disclosure verifying the departing residence on the final application was paid off and Borrower netted sufficient cash to close, condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.24% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 736 Years in Field Borrower has 30 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301307139	fbf5bdea-adea-e911-abc7-f4e9d4a75a52	919		QM/Non-HPML		Credit		Missing verbal verification of employment	Missing verbal verification of employment to occur no more than 10 business days prior to the note date.		10/11/2019: Variance to DU feedback/guideline approved for lender by XXX. Exception will be rated a B for all agencies.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 791 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.33% Years on Job Borrower has 5 years on job				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301337717	6645f82d-7fe1-e911-abc7-f4e9d4a75a52	22		QM/Agency Safe Harbor		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided for Co-Borrower.	9/30 XX: See attached	10/01/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Exception cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 691 Years in Field Borrower has 7 years in Field Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 207 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301324457	7e8c0c95-a6db-e911-abc7-f4e9d4a75a52	724		QM/Agency Safe Harbor		Credit		Missing Documentation	Evidence of PITIA for property #2 on the final application was not provided.	9/24/19 XX Attached please find documentation of the payment for property #2.	09/25/2019: Lender provided verification of PITIA for property #2. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 40.75% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 775 Years on Job Borrower has 9 years on job				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301311793	f72d8a83-d430-4953-82c8-1023b6d3dee8	1672		QM/Non-HPML		Compliance		Missing Initial Escrow Account Disclosure	Missing initial escrow disclosure		10/04/2019: Received initial escrow disclosure. Timing requirement met. Condition cleared.10/01/2019:Finding deemed non-material, loan will be graded a B for all agencies	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 802 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 20.31% Reserves are higher than guideline minimum UW Guides require zero months months reserves, loan qualified with 137.90 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301311793	1bb2942d-65e4-e911-abc7-f4e9d4a75a52	919		QM/Non-HPML		Credit		Missing verbal verification of employment	Missing verbal verification of employment for co-borrower to be completed within 10 business days of the note date.	10/2/19 XX: Please rescind. See page 170 of the submission	10/03/2019: Audit reviewed the Lender response and located said document on page 170 within the original loan file, however the verbal verification for the co-borrower is dated X-X-XXXX and the loan closed on X-XX-XXXX, > 10 days. Variance to DU feedback/guideline approved for lender by XXX. Exception downgraded to a B for all agencies.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 802 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 20.31% Reserves are higher than guideline minimum UW Guides require zero months months reserves, loan qualified with 137.90 months reserves				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301308148	72dc8f62-11e5-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU risk score of 3.1.		10/03/2019: A CDA report reflecting a value $X,XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301310162	3d18d09e-fe3b-4fb7-8267-e4f1a6b6193f	3181		QM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Appraisal Report Fee in section B of the final Closing Disclosure has the incorrect name for the service provider. Provide corrected CD and letter of explanation to the Borrower.	9/27 XX please see attached revised cd which was included in original upload, please rescind	09/30/2019: Audit reviewed the Post Closing CD, which was located within the loan file, however, condition remains non-material. Loan will be rated a B for all agencies. Note: When/If a new PCCD is issued, rating remains a B. 09/26/2019: Cured Post Close, Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301307299	3a94b920-8fea-e911-abc7-f4e9d4a75a52	724		QM/Non-HPML		Credit		Missing Documentation	Missing evidence HELOC opened at time of purchase proceeds were used to purchase subject property.		10/11/2019: Received settlement statements verifying equity line was used to purchase home. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, qualified with FICO of 788 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 23.88% General Comp Factor 1 UW Guides require 0 x 30 days late in the most recent 12 months credit report verifies 48 months payment history with no late payments reported				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301307299	f791fbc9-10ea-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file CU Score 3.9		10/10/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, qualified with FICO of 788 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 23.88% General Comp Factor 1 UW Guides require 0 x 30 days late in the most recent 12 months credit report verifies 48 months payment history with no late payments reported				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301313739	1984a5f1-bce3-e911-abc7-f4e9d4a75a52	86		QM/Non-HPML		Credit		Limited Employment History for Borrower/Co-Borrower	Documentation in file indicates a limited employment history for co-borrower which does not meet lender's guidelines. 2 years employment verification is required. Additional condition(s) may apply.	10/1/19 XX Please rescind this condition. Page 334 of the original upload verifies the previous employment.	10/02/2019: Audit reviewed the Lender rebuttal and located said document on page 334 within the original loan file; 2 years employment for the Co-Borrower was verified. Condition rescinded.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with over 3 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.39% Full Documentation The loan is full docimentation				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301324276	4f3710a0-5fe5-e911-abc7-f4e9d4a75a52	1646		QM/Non-HPML		Credit		Failure to Verify Sale of Previous Property	File is missing the final Settlement Statement or Closing Disclosure verifying the departing residence on the final application was paid off and Borrower netted sufficient cash to close.	10/8/19 XX - Please see the attached Final Sale CD for XXX XXXXX XXXXX.	10/09/2019: Audit reviewed the Final Certified Closing Disclosure verifying the departing residence on the final application was paid off and Borrower netted sufficient cash to close, condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.42% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 773 Years in Field Borrower has 8 years in field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301324276	51fb4873-eee5-e911-abc7-f4e9d4a75a52	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	Tax Transcript not provided as required by DU	XX 10/11/19 Tax Transcripts - Please rescind this condition as this file does not require these documents	10/15/2019: Audit reviewed Lenders response. Exception rescinded.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.42% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 773 Years in Field Borrower has 8 years in field				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301313443	60aa6c1c-e9ec-e911-abc7-f4e9d4a75a52	724		QM/Non-HPML		Credit		Missing Documentation	Missing Executed Home Equity Line of Credit (HELOC) closure letter reflecting HELOC was frozen and closed was not provided in the file	10/16 XX: Attached	10/17/2019: Lender provided HELOC closure letter. Exception cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 16.24% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 716 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 12.90 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301313443	9d13324e-e8ec-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	Missing CDA report. Cu risk score 3.	10/15/2019: CDA	10/15/2019: A CDA provided reflecting a value of $XXX,XXX.XX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 16.24% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 716 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 12.90 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301310161	f5a1e220-a309-40b6-b2b7-35b4e04f4cfa	3248		QM/Non-HPML		Compliance		Information required for CD 'Calculating Cash To Close' section not completed, or completed in error
The information in the Calculating Cash To Close section  of the final Closing Disclosure dated XX/XX/XXXX indicates Final : Total Closing Costs / Closing Costs Paid Before Closing / Closing Costs Financed, etc  as $X.XX on the LE.  The correct amount should be Loan Amount $XXX,XXX, Total Closing Costs $-XXXX, Estimated total Payoffs and Payments -XXX,XXX, and Cash to close $XXXX. The Lender did not provide the LE Calculating Cash to Close information on the final CD, also PCCD correcting the Calculating Cash to Close LE section is showing the incorrect payoff amount from the Loan Estimate.   Provide re-disclosed CD and letter of explanation. "
										XX 10/08/2019 – Please see attached	10/09/2019: Lender provided LOE and PCCD with Calculating Cash To Close section updated. Exception remains downgraded.10/01/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301309477	98b336e0-89e4-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	10/4 XX: Attached	10/04/2019: Audit reviewed evidence for VOB document source and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 2.49 months reserves, loan qualified with 29.80 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 763 Years Self Employed Borrower has 9 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301309477	996106ea-60e4-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided, CU score is 3.4.		10/03/2019: A CDA report reflecting a value $XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.	Reserves are higher than guideline minimum UW Guides require 2.49 months reserves, loan qualified with 29.80 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 763 Years Self Employed Borrower has 9 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301324456	3faf4c1d-c09c-4451-b779-499fab9f224a	3165		QM/Agency Safe Harbor		Compliance		Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	WLSP is not found in the file, missing a detailed list of services which corresponds to the LE for services the borrower is permitted to shop for). No Cure - Missing document not provided.	09/24/2019: Please rescind condition as the attached provider list was provided on the loan package.	09/25/2019: Lender provided WLSP. Condition cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 64.29% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 801 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.38%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301324456	2ab09de2-9adb-e911-abc7-f4e9d4a75a52	1620		QM/Agency Safe Harbor		Credit		Failure to obtain gift documentation	Guidelines may require a signed gift letter (specifying the dollar amount of the gift, date the funds were transferred to the Borrower, donor's name, address, telephone number, relationship to Borrower, the donor's statement that no repayment is expected, evidence of donor's ability to give and evidence Borrower received the funds.) Borrower received gift funds for earnest money deposit and down payment. Missing bank statements, as per guideline requirements, from donor showing funds to be gifted in the donors account.	10/9/19 XX -The gift funds were transferred at closing, therefore donor bank statements would not be required. The Gift Letter confirms the donor’s name which matches the wire receipt. Please rescind this condition.XX 10/3/19: Please see attached Wire transfer and additional two months of assets.	10/10/2019: Lender provided Gift letter, wire transfer from Donor and 2 months bank statements for borrower. Exception cleared.10/04/2019: Audit reviewed the Lender's Response and determined that the donor's bank statements, evidencing sufficient funds for the gifts and dates the funds were transferred was not received. Condition remains.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 64.29% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 801 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.38%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301324456	8685c5a6-9adb-e911-abc7-f4e9d4a75a52	795		QM/Agency Safe Harbor		Credit		Failure to obtain Verbal Verification of Employment	Missing verbal verification of employment for borrower's prior job.	XX 9/23/19: Please rescind. This is not a XXXXXXXXXX or XXXX XXXXXX file but a file that meets the county's conforming loan limits. We would not require a VVOE for the borrower's previous employer.	09/24/2019: Audit reviewed Lenders response. Exception rescinded.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 64.29% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 801 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.38%				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301331674	e893acb1-47ec-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment
The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was provided, however, does not reflect title of individual who obtained information.
										10/15 XX: Please rescind. See page 465 of the submission	10/16/2019: Audit reviewed Lenders response. Exception rescinded.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 803 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 70.34% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 33.90 months reserves				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301309844	c8ad0a20-d737-490d-b439-e5fb758c6e1d	1698		QM/Non-HPML		Compliance		Affiliated Business Disclosure not provided within 3 business days of application date.	Affiliated Business Disclosure and Broker Affiliated Business Disclosure not provided within 3 business days of application date.	10/16/2019: Compliance Response: We consider the application date to be the earlier of the borrower's or MLO's signature which would be XX/XX/XXXX	10/16/2019: Audit reviewed the Lender Rebuttal, and has determined that disclosure was submitted within three days of application date. Condition cleared.09/27/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.					2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301309844	4ac2444b-19ac-4d78-af03-dbbcde36217d	2862		QM/Non-HPML		Compliance		HUD Homeownership Counseling Disclosure not provided within 3 days of application	HUD Homeownership Counseling Disclosure not provided within 3 days of application.	10/16/2019: Compliance Response: We consider the application date to be the earlier of the borrower's or MLO's signature which would be XX/XX/XXXX	10/16/2019: Audit reviewed the Lender Rebuttal, and has determined that disclosure was submitted within three days of application date. Condition cleared.09/27/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.					2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301309844	dff92a79-c039-4aff-bc39-b0e2e2bbe49e	3164		QM/Non-HPML		Compliance		Initial LE not provided within 3 standard business days of application	The initial LE is required to be provided to the borrower within 3 standard business days of application. No cure.	10/16/2019: Compliance Response: We consider the application date to be the earlier of the borrower's or MLO's signature which would be XX/XX/	10/16/2019: Audit reviewed the Lender Rebuttal, and has determined that LE was submitted within three days of application date. Condition cleared.					3	1	C	A	C	A	D	A	C	A	C	A	Cleared
301309844	9c7b57ca-9ed7-420c-9ade-4e28a7d20d8e	1749		QM/Non-HPML		Compliance		Special Information Booklet not provided within 3 business days of application date.	Special Information Booklet not provided within 3 business days of application date.	10/16/2019: Compliance Response: We consider the application date to be the earlier of the borrower's or MLO's signature which would be XX/XX/XXXX	10/16/2019: Audit reviewed the Lender Rebuttal, and has determined that disclosure was submitted within three days of application date. Condition cleared.09/27/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.					2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301312585	e97b1bba-29e5-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	10/3 XX: See attached	10/04/2019: Audit reviewed the Lender response, Lender provided the source of the 3rd party information obtained and the name and title of the Lender's employee who obtained the information. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 23 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 751 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.48%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301312585	8b3907e3-02e5-e911-abc7-f4e9d4a75a52	915		QM/Non-HPML		Credit		Missing asset documentation	Lender's guidelines require 2 months' bank statements, 2 months' investor portfolio statements, 2 months' 401K or other retirement account statements, terms and conditions of withdrawal from 401K if Borrower < 59 1/2 years old and verification of the down payment for a purchase. The loan file is missing 2 months' statements for Asset #3 on the final application.	10/3/19 XX: Please rescind and see pages 756 and 757	10/04/2019: Audit reviewed the Lender Response and determined said documents were found on pages 756 and 757 within the original loan file. Condition rescinded.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 23 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 751 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.48%				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301310158	a903d173-51eb-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file CU Score 5.0	10/15/2019: CDA	10/15/2019: A CDA provided reflecting a value of $X,XXX,XXX.XX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301310259	1df6e48b-0bdf-e911-abc7-f4e9d4a75a52	23		QM/Non-HPML		Credit		Failure to obtain Credit Report	A credit report for the borrower and co-borrower was not provided.	9/26 XX: please see attached	09/27/2019: Audit reviewed the Credit Report dated XX/XX/XXXX provided by the Lender and determined there was no additional debt. Condition cleared.	Reserves are higher than guideline minimum UW Guides required no reserves, loan qualified with 49.4 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.99% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 801.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301310256	d7d275bf-70e4-e911-abc7-f4e9d4a75a52	2854		QM/Non-HPML		Compliance		Loan does not meet criteria for Temporary Qualified Mortgage	Loan does not meet criteria for Temporary Qualified Mortgage due to missing third party verification of employment.		10/03/2019: Audit reviewed evidence for VOB document source and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Updated AUS removing co-borrower income provided. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34% Years Self Employed Borrower has 20 years Self Employed No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 48 months’ payment history with no late payments reported				3	1	C	A	C	A	D	A	C	A	C	A	Cleared
301310256	d53ba8e7-70e4-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	For B1- Verification of the borrower’s business must be obtained within 30 calendar days prior to the note date via the following a third party verification, such as a CPA letter, VOE with the CPA or regulatory agency/applicable licensing bureau. For B2- Guidelines require a VVOE within 10 business days prior to the note date. The VVOE is missing.		10/03/2019: Audit reviewed evidence for VOB document source and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Updated AUS removing co-borrower income provided. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34% Years Self Employed Borrower has 20 years Self Employed No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 48 months’ payment history with no late payments reported				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301314056	cc1c2e47-4de1-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	XX 9/30/19: Please see attached.	10/01/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Exception cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 797 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 20.70 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 10.58%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301314056	9030aeb9-4de1-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A complete CDA report was not provided. CU score is 3.3.		10/04/2019: A CDA provided reflecting a value of $X,XXX,XXXwhich is a 0% variance. Variance within acceptable tolerance. Condition cleared.10/02/2019: The AVM provided is missing the subject information and comparable information. Condition remains. 09/27/2019: The AVM provided is missing the subject information and comparable information. Condition remains.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 797 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 20.70 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 10.58%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301310250	1356f866-a9eb-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	• The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	10/15/2019: See attached	10/15/2019: Audit re-analyzed the loan file, and has determine that evidence of source for business license was located on page 639 within the original loan file. Condition rescinded.	DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 31.52% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 807 Years Self Employed Borrower has 18 years Self Employed				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301311609	f0d2ae37-6eec-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	Guidelines required a VVOE within 10 business days prior to the note date. The VVOE is greater than 10 days prior to the note.		10/11/2013: Variance to DU feedback/guideline approved for lender by XXX. Exception will be graded a B for all agencies	DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 31.06% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 783 Years on Job Borrower has 6 years in Field				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301331221	f71f1aa1-63fc-407f-8b16-4a5e0b9708eb	3254		QM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The Final Closing Disclosure dated Contact Information section is incomplete. The License ID of the Sellers XXXX XXXXXX XXXXX was entered in the wrong section. Provide re-disclosed CD and letter of explanation.	10/9/2019 XXX Please see attached.	10/10/2019: Lender provided same Post Closing CD located correcting the Sellers XXXX XXXXXX XXXXXX XXXXXXX ID number. Exception remains downgraded.10/8/2019: A Post Closing CD located in the loan file corrected the Sellers XXXX XXXXXX XXXXXXX XXXXXXX ID number. Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301311320	501de9c8-77e4-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in file.		10/02/2019: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301311339	ba0f063b-ecdf-e911-abc7-f4e9d4a75a52	1672		QM/Non-HPML		Compliance		Missing Initial Escrow Account Disclosure	The Initial Escrow Disclosure is missing.	9/27: There are no escrows on the final cd, therefore initial escrow disclosure statement is required; page 4 of the final cd box is checked will not have an escrow account. please rescind thank you	09/30/2019: Audit reviewed lender's rebuttal and agrees. Final closing disclosure reflects escrow account was declined. Condition rescinded. 09/25/2019: Finding deemed non-material, loan will be graded a B for all agencies.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 7.40 months reserves DTI is lower than guideline maximum : UW Guides maximum DTI of 43%, loan qualified with DTI of 40.12% FICO is higher than guideline minimum UW Guides require FICO of 794, loan qualified with FICO of 794				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301311339	9c319168-ecdf-e911-abc7-f4e9d4a75a52	2771		QM/Non-HPML		Credit		Failure to Provide CPA Letter	The loan application indicated that the borrower was self-employed for 19 years. According to the program guidelines, documentation for a self-employed borrower requires an independent confirmation of self-employment, such as a letter from an accountant verifying the length and existence of the business. CPA letter not provided.	9/26/19 XX: Please rescind. There is a VOB from the secretary of state in file verifying the business is active	09/27/2019: Audit reviewed the Lender response and determined the VOB was located within the loan file on page 359. However, the loan file was missing the name and title of the Lender's employee who obtained the information. The Lender provided a screen shot of the name and title of the Lender's employee who obtained the information. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 7.40 months reserves DTI is lower than guideline maximum : UW Guides maximum DTI of 43%, loan qualified with DTI of 40.12% FICO is higher than guideline minimum UW Guides require FICO of 794, loan qualified with FICO of 794				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301311339	0c13c195-ebdf-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	Missing CDA	09/26/2019: CDA	09/26/2019: A CDA provided reflecting a value of $X,XXX,XXX.XX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 7.40 months reserves DTI is lower than guideline maximum : UW Guides maximum DTI of 43%, loan qualified with DTI of 40.12% FICO is higher than guideline minimum UW Guides require FICO of 794, loan qualified with FICO of 794				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301337708	94a4c89f-d1e0-e911-abc7-f4e9d4a75a52	3227		QM/Agency Safe Harbor		Compliance		Missing Closing Disclosure / CD Not in File	The initial CD as reflected on Disclosure tracking is missing from the loan file. No Cure.	09-30-19 XX Please see attachment	10/01/2019: Lender provided the initial Closing Disclosure dated 09/09/2019 as reflected on the Disclosure tracking document in loan file. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301311784	57968402-a8ea-e911-abc7-f4e9d4a75a52	1457		QM/Non-HPML		Credit		Failure to Obtain a Fully Completed Loan Application	The Final 1003 is missing the Borrower's position and phone number. It is missing the Co-borrower's Business name, position, phone number and year employed in profession.		10/11/2019: Final application meets 6 requirements for Client guidelines. Condition rescinded.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.46% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 774 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 64.80 months reserves				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301311784	b728f8ca-a7ea-e911-abc7-f4e9d4a75a52	701		QM/Non-HPML		Credit		Failure to obtain Employment Verification	An employment verification within 30 days of note date as required per Appendix Q for loan to be deemed a Qualified Mortgage was not provided for both borrowers'.	10/17/2019: Please see attached.10/10/19: Please rescind. We have VOBs for the borrowers.
10/17/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.10/11/2019:  Requirements for verifying self-employment:  The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information.   The item required in the second bullet point was not provided.  Condition remains.
												DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.46% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 774 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 64.80 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301341710	8e4808d1-baeb-e911-abc7-f4e9d4a75a52	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The Compliance or Admin Fee in section H of the final Closing Disclosure is missing the name of the service provider. Provide corrected CD and LOE to the Borrower.		10/10/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 759 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 9.80 months reserves Years on Job Borrower has 12 years on job				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301341710	23a02375-adeb-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	Guidelines require a VVOE for Co-Borrower within 10 business days prior to the note date. The VVOE in file is greater than 10 days prior to note date.		10/10/2019: Variance to DU feedback/guideline approved for lender by XXX. Exception will be graded a B for all agencies.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 759 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 9.80 months reserves Years on Job Borrower has 12 years on job				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301341710	7d53f3e1-a9eb-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU Risk Score is 3.5	10/15/2019: CDA	10/15/2019: A CDA provided reflecting a value of $XXX,XXX.XX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 759 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 9.80 months reserves Years on Job Borrower has 12 years on job				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301321672	9686f5d1-68e9-e911-abc7-f4e9d4a75a52	795		QM/Non-HPML		Credit		Failure to obtain Verbal Verification of Employment	The VVOE for co-borrower was found in the loan file, however it is dated > 10 days < 30 days.		10/07/2019: Variance to DU feedback/guideline approved for lender by XXX.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 32.0 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.00% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 790				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301312295	ffb1a8b6-c1ea-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	Guidelines require a VVOE within 10 business days prior to the note date. The VVOE for both borrowers are > 10 days < 30 days	10/28 XX: please rescind. XXX has a variance that allows these to be within 30 days	10/29/2019: XXXX approved DU feedback variance. VVOE required within 30 days of Note. Condition Rescinded.10/09/2019: Variance to DU feedback/guideline approved for lender by XXX.	DTI is lower than guideline maximum UW Guides require FICO of 680, loan qualified with FICO of 749 Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $XXXX in disposable income No Mortgage Lates credit report (whichever is applicable) verifies 12 months payment history with no late payments reported				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301312295	2027a041-34ea-e911-abc7-f4e9d4a75a52	724		QM/Non-HPML		Credit		Missing Documentation	Missing complete page 1 of final AUS.	XX 10/10/19: Please see attached.	10/11/2019: Audit reviewed the AUS submitted, and has determined that said document is deemed acceptable, condition cleared.	DTI is lower than guideline maximum UW Guides require FICO of 680, loan qualified with FICO of 749 Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $XXXX in disposable income No Mortgage Lates credit report (whichever is applicable) verifies 12 months payment history with no late payments reported				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301312164	0d94907e-b6ea-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	10/10 XX: See attached	10/11/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Exception cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 777 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.72% Years on Job Borrower has 23.17 years at job.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301312164	379ee7cd-b5ea-e911-abc7-f4e9d4a75a52	724		QM/Non-HPML		Credit		Missing Documentation	Missing executed Home Equity Line of Credit (HELOC)closure letter reflecting HELOC was frozen and closed.	10/14 XX: Attached	10/16/2019: Audit review of the signed and dated HELOC Closure Letter stating the HELOC was frozen and closed is deemed acceptable, condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 777 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.72% Years on Job Borrower has 23.17 years at job.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301311781	12a0cfe2-c6eb-e911-abc7-f4e9d4a75a52	724		QM/Non-HPML		Credit		Missing Documentation	Missing executed HELOC Closeout Letter.	XX 10/15/19: Please see attached.	10/16/2019: Lender provided HELOC closure letter. Exception cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.59% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 779 Years in Field Borrower has 21 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301311781	517fa3a1-c6eb-e911-abc7-f4e9d4a75a52	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	Lender's guidelines require 2 years IRS transcripts. Transcripts not provided.	XX 10/15/19: Please rescind. We are not using any income that would require transcripts and DU states that these were not ordered.	10/16/2019: Audit reviewed Lenders response. Exception rescinded.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.59% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 779 Years in Field Borrower has 21 years in Field				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301311780	1779acd7-5aec-e911-abc7-f4e9d4a75a52	1646		QM/Non-HPML		Credit		Failure to Verify Sale of Previous Property	Item #25 on the DU required the lender to document the sale of a previous property with a copy of the final settlement statement. A copy of a settlement statement was not provided.	10/15 XX: See attached	10/16/2019: Lender provided the certified, signed and dated Seller's Final Statement for REO #2 listed on the initial 1003 reflecting the property was paid off and Borrower netted sufficient cash to close, condition cleared.	LTV is lower than guideline maximum Loan qualified with LTV of 75.43% DTI is lower than guideline maximum Loan qualified with DTI of 36.17 % FICO is higher than guideline minimum Loan qualified with FICO of 777				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301311780	ea59e2ea-5aec-e911-abc7-f4e9d4a75a52	992		QM/Non-HPML		Credit		Invalid AUS	The Agency Guidelines requires loan data to be resubmitted to DU if the data changes from the time the AUS was last run. The most recent AUS in file reflects number of financed properties as 5. The final 1003 in file reflects borrowers have 4 financed properties.	10/15 XX: See attached	10/16/2019: Lender provided a revised AUS correcting the number of financed properties from 5 to 4 financed properties, condition cleared.	LTV is lower than guideline maximum Loan qualified with LTV of 75.43% DTI is lower than guideline maximum Loan qualified with DTI of 36.17 % FICO is higher than guideline minimum Loan qualified with FICO of 777				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301312293	8786be38-05c6-478a-8e85-f98602f1222c	3169		QM/Non-HPML		Compliance		Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is missing from the loan file. No cure.		10/11/2019: Received initial closing disclosure. Mail box rule timing requirement met. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.13% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 738 Years in Field Borrower has 15 years in Field				3	1	C	A	C	A	D	A	C	A	C	A	Cleared
301312293	753ec711-fae9-e911-abc7-f4e9d4a75a52	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	It could not be confirmed that the Borrower's Final CD disclosed any and all applicable Seller Paid fees, as the loan file did not contain any alternative documentation verifying the Seller Paid fees that may or may not have been applied to the transaction. Please provide a Final Seller CD or Final ALTA Settlement Statement that will show evidence any and all applicable Seller Paid fees applied to the transaction in order for compliance testing to be completed. Provide a letter of explanation and re-disclosure of the correct information.		10/11/2019: Audit reviewed the Seller CD and has determined that the document is deemed acceptable. Condition cleared.10/08/2019: This exception is deemed non-material per SFIG guidance, loan will be graded B for all agencies.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.13% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 738 Years in Field Borrower has 15 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301312293	da8c792a-fae9-e911-abc7-f4e9d4a75a52	1646		QM/Non-HPML		Credit		Failure to Verify Sale of Previous Property	File is missing the final Settlement Statement or Closing Disclosure verifying the departing residence on the final application was paid off and Borrower netted sufficient cash to close and/or reserves.	10/15/2019: Please see the attached Final Settlement Statement for XXXXX XXXXXXXXX	10/15/2019: Audit reviewed executed/true & certified Closing Disclosure for departure residence, and has determined that evidence of sufficient funds was reflected on said document to verify funds to close. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.13% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 738 Years in Field Borrower has 15 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301312258	e8e3a1f4-76ec-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment
• The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information.   The item required in the second bullet point was not provided for Business C on Schedule E Part II of XXXX tax returns.
										XX 10/15/19: Please see attached. You already have the senior underwriter's information as well.	10/16/2019: Audit reviewed the Lender' response and determined the VVOE was located in original loan file on page 741. The Lender provided a screen shot of the name of the employee obtaining the verification. Audit located the employee's name and title on page 776 in the original loan file. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 782 Years in Field Borrower has 16 years in Field Years in Primary Residence Borrower has resided in subject for 2.58 years				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301312291	3d08b18c-d5e9-e911-abc7-f4e9d4a75a52	724		QM/Non-HPML		Credit		Missing Documentation	Executed Home Equity Line of Credit (HELOC) closure letter reflecting HELOC was frozen and closed was not provided in the file. HELOC Closure Letter in file is not executed by the borrower.	10/15/19 JL- Please see the attached signed HELOC Closure Letter.	10/16/2019: Lender provided payoff statement executed by borrowers and requesting account to be closed. Condition cleared.	Years in Primary Residence Borrower has resided in subject for 17 years Years on Job Borrower has 23.5 years on job CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 62.73%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301312290	bcf513d1-e4e3-e911-abc7-f4e9d4a75a52	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure for broker.	please see attached	10/04/2019: Audit review of attestation statement regarding no Affiliated Businesses is deemed acceptable, condition cleared. 09/30/2019: This finding is deemed non material and graded a B for all agencies.					2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301331642	91628aa7-80eb-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU Risk Score = 3.8	10/15/2019: CDA	10/15/2019: A CDA provided reflecting a value of $XXX,XXX.XX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301337512	70951da0-c0e9-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file, CU score is 3.8.		10/09/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301313545	b0910a9d-94ea-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	10/10 XX: Attached	10/11/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Exception cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.32% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 749 Years Self Employed Borrower has 14.25 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301313545	e7161f29-95ea-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided.		10/10/2019: The AVM report value of $XXX,XXX to appraisal value of $XXX,XXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Document previously provided. Condition rescinded.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.32% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 749 Years Self Employed Borrower has 14.25 years Self Employed				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301314055	f76894ad-ece5-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.		10/09/2019: Audit reviewed evidence for VOB document source and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.56% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 767 Years Self Employed Borrower has 16 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301314055	7410176b-ede5-e911-abc7-f4e9d4a75a52	1688		QM/Non-HPML		Credit		Missing Evidence of Taxes and Insurance	Evidence of hazard insurance for property #1 on the final application not provided.	10/7 XX: Please rescind. This is documented from schedule E of the tax returns	10/09/2019: Audit reviewed lender's rebuttal and tax returns. Insurance is reflected on Schedule E. Condition rescinded.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.56% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 767 Years Self Employed Borrower has 16 years Self Employed				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301314054	3f0d40e6-22e6-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	• The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	10/7 XX: See attached	10/08/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Exception cleared.	No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months. Credit report verified 99+ total months payment history with no late payments reported. Years Self Employed Borrower has been Self Employed for 20.5 years per FL Secretary of State Business website Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 7 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301314054	ff0dfed4-22e6-e911-abc7-f4e9d4a75a52	853		QM/Non-HPML		Credit		Failure to Obtain Second Lien Note	Second lien Note not provided.	10/04/2019: Please see attachment	10/04/2019: Audit reviewed executed Second Lien Note, and has determined that the documentation submitted is deemed acceptable. Condition cleared.	No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months. Credit report verified 99+ total months payment history with no late payments reported. Years Self Employed Borrower has been Self Employed for 20.5 years per FL Secretary of State Business website Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 7 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301314962	265eaffa-31ec-e911-abc7-f4e9d4a75a52	822		QM/Non-HPML		Credit		Assets are not sourced/seasoned	The statement for account #3 on final application reflects a deposit of $XX,XXX.XX on XX/XX/XXXX. There is no evidence in the file documenting the source of the deposit.	10/16 XX: Please rescind and see pages 574-575 of the submission. Checks were provided to source 10/15 XX: Please rescind. This is a large deposit into a business account so it does not need to be sourced/documented
10/17/2019:  Audit reviewed lender's rebuttal and original loan file.  Source of funds provided on pages 574-575.  Condition rescinded.10/16/2019: Audit reviewed lenders response and has determined the AUS bullet point 21 reflects if depository assets are needed to support the amount of funds required and reserves to refer to the Selling Guide for guidance on evaluating un-sourced large deposits.  The Selling Guide Part B, Origination Through Closing, Subpart B3, Underwriting Borrowers, Chapter B3-4, Asset Assessment, Section B3-42., Verification of Depository Assets states when bank statements are used, the lender must evaluate large deposits which are defined as a single deposit that exceeds 50% of the total monthly qualifying income for the loan.  The funds from account #3 were needed for down payment, closing costs and reserves; therefore, would need to be sourced.  Condition remains.
												DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.97%. FICO is higher than guideline minimum UW Guides require FICO of 700, qualified with FICO of 752 Years on Job Borrower has 13.3 years on job				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301314962	55033ad1-2fec-e911-abc7-f4e9d4a75a52	24		QM/Non-HPML		Credit		Missing appraisal	Field Review Report was incomplete the "Review Appraiser's Opinion of Value" section on page 2 was not signed, dated and did not contain the final value amount supported. Additional conditions may apply	10/15 CP: Please rescind. Per the "Review Appraiser's Opinion of Value" section on page 2, this is only required to be filled out if question 10 is answered as no.	10/16/2019: Audit reviewed lenders response and has determined section 10 for the opinion of market value was answered yes; therefore, the review appraiser's opinion of market value was not required to be completed. Condition rescinded.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.97%. FICO is higher than guideline minimum UW Guides require FICO of 700, qualified with FICO of 752 Years on Job Borrower has 13.3 years on job				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301315779	97589982-48ef-e911-94d7-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	Missing CDA report. CU risk 2.9		10/16/2019: The AVM report value of $XXX,XXX to appraisal value of $XXX,XXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable.	Full Documentation Full documenation loan FICO is higher than guideline minimum Loan qiualified with a 768 fico Years in Field Borrower has 10 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301336601	6dfeb693-52ec-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	XX 10/15/19: Please see attached. The senior underwriter's information and the other VOBs were included int he original package on pages 671 and 710-711.	10/16/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Exception cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 774 Reserves are higher than guideline minimum UW Guides require 7.30 months reserves, loan qualified with 155 months reserves Years Self Employed Borrower has 30 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301336601	74ba1548-53ec-e911-abc7-f4e9d4a75a52	992		QM/Non-HPML		Credit		Invalid AUS	The Lender's Guidelines require loan data to be resubmitted to DU if the data changes from the time the AUS was last run. The most recent AUS in file reflects a DTI of 29.88% vs calculated DTI of 33.35%. The lender appears to have used the incorrect Property Taxes and Hazard insurance for REO #2 on the final application.	XX 10/15/19: Please rescind. Insurance premium for REO #2 would be $X,XXX.XX plus the property taxes of $XXX.XX equals $X,XXX.XX which is the amount of taxes and insurance listed for this property on the loan application. Our calculation would be correct.	10/17/2019: Received revised AUD finding reflecting 33.31% DTI. Condition cleared.10/16/2019: Audit reviewed Lenders response, however; Property taxes are on PG 76($X,XXX.XX) and Hazard insurance is on PG 84($X,XXX.XX). Exception remains.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 774 Reserves are higher than guideline minimum UW Guides require 7.30 months reserves, loan qualified with 155 months reserves Years Self Employed Borrower has 30 years Self Employed				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301321669	350a87f3-f5e9-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA Report was not provided in file. CU Risk Score is a 5.0		10/10/2019: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301323487	dfd1e58e-15ea-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment
The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided for Business 1. Also, Verification of the borrower’s business must be obtained within 30 calendar days prior to the note date via the following a third party verification, such as a CPA letter, VOE with the CPA or regulatory agency/applicable licensing bureau. Missing verification of businesses 4, 5, and 10.
										XX 10/10/19: Please see attached showing XXXX XXXXXXX previously XXXX XXXXX obtained and cleared the VOBs. The other businesses the borrower is less than 25% owner in or they are being hit with a loss so a VOB would not be required.	10/11/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Exception cleared.	FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 793 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.20% No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 29 months’ payment history with no late payments reported				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301323487	b8796292-18ea-e911-abc7-f4e9d4a75a52	2777		QM/Non-HPML		Credit		Failure to Obtain Second Lien Note - When the 2nd Lien is Not the Subject	Second lien Note not provided.	10/15/2019: Please see attached.	10/15/2019: Audit reviewed executed copy of the Second Lien Note, and has determined that the documentation submitted is deemed acceptable. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 793 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.20% No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 29 months’ payment history with no late payments reported				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301323487	052e9b75-18ea-e911-abc7-f4e9d4a75a52	24		QM/Non-HPML		Credit		Missing appraisal	2nd Appraisal as required by lender guides and invoiced in file was not provided.	XX 10/10/19: Please rescind. The second appraisal invoice provided was for the same appraisal. XXXX XXXXXX Product guidelines would not require a second appraisal.	10/11/2019: Audit reviewed Lenders response. Exception rescinded.	FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 793 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.20% No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 29 months’ payment history with no late payments reported				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301323487	add5e557-15ea-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	Review Appraisal Missing. CU Risk Score 4.5.		10/10/2019: A CDA provided reflecting a value of $X,XXX,XXX.XX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 793 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.20% No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 29 months’ payment history with no late payments reported				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301006479	f62a07e3-e18e-4799-938a-1684231372b0	3181		QM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	A Credit Report Fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report in the file. The Credit Report fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided. Please note that a letter of explanation to the borrower along with proof of delivery must also be issued-OR an attestation that The Flood Cert Fee and Credit Report Fees are included in the origination of the loan.		11/21/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301006479	d7dc3fc5-41fa-4bed-82c1-263a99860229	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		11/21/2019: Finding deemed non-material, loan will be graded a B for all agencies					2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
301006479	648a64c5-c154-4f05-a61b-e3fbc968fc79	3326		QM/Non-HPML		Compliance		Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the borrower. No Cure.	11/29/2018: Please see attachment	11/29/2018: Audit reviewed evidence of e-consent, and has determined that documentation submitted is deemed acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301006479	702fb668-c0ed-e811-bdb4-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA Report was not provided in the loan file. CU score is 3.2		11/28/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120930	af8ed5ae-bcbe-428b-8fe1-eb69927b92e3	3181		QM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Tax Service Fee in section B of the final Closing Disclosure is missing the name of the service provider. Provide corrected CD and letter of explanation to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.	Reserves are higher than guideline minimum UW Guides required no reserves, loan qualified with 185.50 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.84% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 772				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301120930	e0b26646-4ca0-4280-9451-498837fc107b	3284		QM/Non-HPML		Compliance		Missing corresponding C.O.C for most Recent L.E/C.D. in File	Missing corresponding COC for LE dated XX/XX/XXXX as the Tax Service Fee has increased from $X.XX to $XX.XX and the Transfer Tax from $X.XX to $XX.XX. The file is missing evidence of a valid change of circumstance. No Cure - Missing Doc Not Provided.	03/22/2019: We will refund the $XX. See revised CD. Please clear the condition	03/22/2019: Audit review of Post-Closing CD, copy of check for cure, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification that was provided and documentations is deemed acceptable. Loan will be rated a 'B'.	Reserves are higher than guideline minimum UW Guides required no reserves, loan qualified with 185.50 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.84% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 772				3	2	C	A	C	A	D	B	C	A	C	A	Cleared
301120930	b1d86e4a-3409-4d79-be9c-cf87340244e0	3183		QM/Non-HPML		Compliance		Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.	The LE dated XX/XX/XXXX does not reflect a Tax Service Fee with no resulting CoC for any subsequent disclosures. The final CD reflects a Tax Service Fee of $XX.XX resulting in a $XX.XX refund due for cure. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.	03/22/2019: We will refund the $XX.XX. See revised CD. Please clear the condition	03/22/2019: Audit review of Post-Closing CD, copy of check for cure, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification that was provided and documentations is deemed acceptable. Loan will be rated a 'B'.	Reserves are higher than guideline minimum UW Guides required no reserves, loan qualified with 185.50 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.84% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 772				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301120930	5c89a9f4-fa17-4e4e-bf5e-3c0529fcf053	3285		QM/Non-HPML		Compliance		Transfer tax Fees on C.D. exceeds corresponding LE fees (0% Tolerance) - not supported by C.O.C.	The LE dated XX/XX/XXXX reflects Transfer Taxes of $X.XX with no resulting COC for subsequent disclosures. The final CD reflects taxes in Section E of $XX.XX resulting in a variance of $XX.XX. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.	03/22/2019: We will refund the $XX.XX. See revised CD. Please clear the condition	03/22/2019: Audit review of Post-Closing CD, copy of check for cure, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification that was provided and documentations is deemed acceptable. Loan will be rated a 'B'.	Reserves are higher than guideline minimum UW Guides required no reserves, loan qualified with 185.50 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.84% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 772				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301120930	2c17eadc-cfaf-e911-abc7-f4e9d4a75a52	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	Transcripts not provided.	10/29/2019: Please see attached	10/29/2019: Audit reviewed the XXXX Tax Transcripts, and has determined that AUS item #17 was validated by said documentation submitted. Condition cleared.10/03/2019: Tax transcripts reflected on DU have not been provided. Condition remains. 07/29/19: Documents not provided. All XXXXXXXXXXXXX (XX) and XXXX XXXXX XXXXX will require 2 years tax transcripts on all loans, even if not required by XX. Condition maintained.	Reserves are higher than guideline minimum UW Guides required no reserves, loan qualified with 185.50 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.84% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 772				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301323412	0f445f15-66e1-e911-abc7-f4e9d4a75a52	724		QM/Non-HPML		Credit		Missing Documentation	Appendix Q and client overlay requires evidence of 25% equity in departing primary residence if rental income from departing primary residence is used in qualifying. Evidence of 25% equity not provided.	9/30 XX: Please rescind and see page 92 of the submission package. The purchase price versus the credit report balance supports 25% equity	10/01/2019: Audit reviewed Lender's response and has determined the property report on page 92 verifies the purchase price of the departing residence and the current loan balance on the credit report verifies the borrower has greater than a 25% equity in the departing residence. Condition rescinded.	CLTV is lower than guideline maximum UW guides maximum DTI is 90%, loan qualified with DTI of 78.88%. Reserves are higher than guideline minimum UW guides require .98 months reserves, loan qualified with 5.30 months reserves. FICO is higher than guideline minimum UW guides minimum FICO is 680, loan qualified with FICO of 780.				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301323412	f2ac1788-65e1-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU Score 4.4		09/30/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.	CLTV is lower than guideline maximum UW guides maximum DTI is 90%, loan qualified with DTI of 78.88%. Reserves are higher than guideline minimum UW guides require .98 months reserves, loan qualified with 5.30 months reserves. FICO is higher than guideline minimum UW guides minimum FICO is 680, loan qualified with FICO of 780.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301160288	27820e12-4198-e911-bdd2-f4e9d4a75ba2	822		QM/Non-HPML		Credit		Assets are not sourced/seasoned	The statement for source of funds for earnest money reflects a deposit of $XX,XXX.XX on XX/XX/XXXX. There is no evidence in the file documenting the source of the deposit.
XX 8/13/19: Please see attached check and Trust documentation showing that these assets would be for a trust payout from the death of the original trustee being paid out to our borrower. 08/02/2019: XX 8/2/19: Please rescind. These assets would be expired and would only be being used to source the EMD. According to B3-X.X-XX in the XXXXXX XXX Selling Guide we would not need to evaluate the account for large deposits when sourcing the EMD. The guideline states that we would be analyzing the average balance of the account for the past two months was large enough to support the amount of the deposit which the statements provided would support.
											08/14/2019: Audit reviewed Lender's response and documentation provided and has determined the check provided from the trust is sufficient to source the large deposit. Condition cleared.08/05/2019: Audit reviewed borrowers response, however; XXXX B3-X.X-XX guidelines state that Large deposits must be verified or subtracted form total assets (Removing the large deposit, borrower will be short of funds). Exception remains.	DTI is lower than guideline maximum UW Guides maximum DTI is 43%, loan qualified with 35.23% DTI Years on Job Borrower has 6.17 years on job. FICO is higher than guideline minimum UW Guides require FICO of 680 loan qualified with FICO of 747				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301308169	9b1a23e1-392c-4948-b1b2-9f025220433a	1665		QM/Non-HPML		Compliance		Missing Special Information Booklet / Home Loan Toolkit	Missing Home Loan Toolkit		09/22/2019 : Finding deemed non-material, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301207053	03582c08-e779-40f0-a971-981bcfb0a573	3169		QM/Non-HPML		Compliance		Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Missing initial closing disclosure.	07/23/2019: please see attached, please rescind condition as this document was included in the loan package	08/12/2019: Received initial closing disclosure and evidence it was acknowledged. Timing requirement met. Condition cleared.07/23/2019: Audit reviewed CD dated XX/XX/XXXX and executed XX/XX/XXXX, and has determined that sufficient evidence was NOT provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition remains.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 796 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.72% Reserves are higher than guideline minimum UW Guides require zero months reserves, loan qualified with 18.70 months reserves				3	1	C	A	C	A	D	A	C	A	C	A	Cleared
301207053	4298b724-53db-439b-9132-571e5f1cff6a	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing affiliated business disclosure.	07/23/2019: see attached	07/23/2019: Audit review of attestation statement regarding no Affiliated Businesses is deemed acceptable, condition cleared.7/15/2019: Finding deemed non-material, loan will be graded a B for all agencies	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 796 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.72% Reserves are higher than guideline minimum UW Guides require zero months reserves, loan qualified with 18.70 months reserves				2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301207053	70df3917-00be-e911-abc7-f4e9d4a75a52	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	Tax Transcripts not provided as required by DU.		08/14/2019: Audit reviewed the XXXX/XXXX Tax Transcripts, and has determined that AUS item #XX was validated by said documentation submitted. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 796 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.72% Reserves are higher than guideline minimum UW Guides require zero months reserves, loan qualified with 18.70 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301207053	c4bbfefe-14a7-e911-bdd2-f4e9d4a75ba2	919		QM/Non-HPML		Credit		Missing verbal verification of employment	Missing verbal verification of employment for borrower to be completed within 120 calendar days prior to the note date.	08/07/209: Please rescind original condition. New Condition added X/XX Please Clear see attached. xx X/XX/XX/XXXX: Borrower is self employed a verbal is not required. We are not using any positive income for the co-borrower only a negative income of $XXX.XX- Verbal not required if no positive income is used to qualify. Please rescind
08/08/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter.  Exception cleared. 07/25/2019:  Audit reviewed lender’s rebuttal and original loan file.  Co-borrower’s Schedule C income is negative.  Verification of business is not required.  Borrower’s XXXX K-1 reflects XX.XXX% ownership.  Requirements for verifying self-employment:  The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance.  The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information.   The item required in the second bullet point was not provided.  Condition remains.
												FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 796 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.72% Reserves are higher than guideline minimum UW Guides require zero months reserves, loan qualified with 18.70 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301311779	39197be6-7297-41bc-9f3d-4dce5f628389	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure	XX 9/19/2019 – Please see attached	09/20/2019: Audit review of attestation statement regarding no Affiliated Businesses is deemed acceptable, condition cleared. 09/17/2019: Finding deemed non-material, loan will be graded a B for all agencies.					2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301311779	462c9f6a-4cd9-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU Risk Score is 2.6.		09/18/2019: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301227023	8781eb18-dd1c-4867-b62f-30336bbe8098	3169		QM/Non-HPML		Compliance		Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is dated the date of consummation. No cure.	07/29/2019: Please see attachment
08/09/2019: Audit reviewed Lender response, Lender advised to use mailbox rule, by applying the mailbox rule the initial CD was received more than 3 days prior to consummation.  Condition cleared.07/29/2019: Audit reviewed initial CD, and has determined that sufficient evidence was not provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation for the borrower. Further, for a refinance or other rescindable transaction, the consumer is the borrower(s) and any person who has the right to rescind the transaction because the lien will attach to their principal dwelling.  This includes non-borrowing spouses and any other owner of the property. MISSING evidence of the co-borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. Condition remains.
												Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 23.2 months reserves. CLTV is lower than guideline maximum UW Guides allow a maximum CLTV of 90%, loan qualified with a 61.73% CLTV. Disposable Income is higher than guideline minimum UW Guides require $XXX in disposable income for family of 2, loan qualified with $XXXX disposable income.				3	1	C	A	C	A	D	A	C	A	C	A	Cleared
301227023	ba53adda-37a8-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	7/25/19 XX: Please see attached.	074/26/2019: Audit reviewed evidence for VOB document source and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Exception cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 23.2 months reserves. CLTV is lower than guideline maximum UW Guides allow a maximum CLTV of 90%, loan qualified with a 61.73% CLTV. Disposable Income is higher than guideline minimum UW Guides require $XXX in disposable income for family of 2, loan qualified with $XXXX disposable income.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301227023	24a0f4a8-f1c1-e911-abc7-f4e9d4a75a52	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	Tax transcripts not provided as required by DU.		08/20/2019: Audit reviewed the XXXX/XXXX Tax Transcripts, and has determined that AUS item #XX was validated by said documentation submitted. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 23.2 months reserves. CLTV is lower than guideline maximum UW Guides allow a maximum CLTV of 90%, loan qualified with a 61.73% CLTV. Disposable Income is higher than guideline minimum UW Guides require $XXX in disposable income for family of 2, loan qualified with $XXXX disposable income.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301260727	df136550-43b9-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	XX 8/8/19: Please see attached showing that senior underwriter XXXXXXX obtained the VOB.	08/09/2019: Audit reviewed evidence for VOB document source and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 9.20 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.44% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 785				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301257656	aa517933-bb96-48a9-924f-8a107199e723	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure. If the lender is not affiliated with any other businesses, please provide an attestation stating such.	08/21/2019: please see attached	08/21/2019: Audit reviewed Affiliated Business Disclosure, and has determined that lender has no Affiliated Businesses. Condition cleared.08/14/2019: Finding deemed non-material, loan will be graded a B for all agencies.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.14% FICO is higher than guideline minimum UW Guides require FICO of 680 loan qualified with FICO of 703 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 2.30 months reserves				2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301257656	142a3d9a-97be-e911-abc7-f4e9d4a75a52	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	The Interim CD dated XX/XX/XXXX per Disclosure History is missing from the loan file. No Cure - Missing document not provided.	08/21/2019: please see attached	08/21/2019: Audit reviewed initial CD dated XX/XX/XXXX, and has determined that documentation submitted is deemed acceptable. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.14% FICO is higher than guideline minimum UW Guides require FICO of 680 loan qualified with FICO of 703 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 2.30 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301257656	dd796fcc-6aa5-4a69-b465-2a88b6b0cdc7	1749		QM/Non-HPML		Compliance		Special Information Booklet not provided within 3 business days of application date.	Evidence of receipt of Home Loan Toolkit was not provided within 3 business days of application date.	08/21/2019: please see attached	08/21/2019: Audit reviewed evidence that the Home loan Toolkit was provided, and has determined that documentation was within three days of application date. Documentation submitted is deemed acceptable, condition cleared. 08/14/2019: Finding deemed non-material, loan will be graded a B for all agencies.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.14% FICO is higher than guideline minimum UW Guides require FICO of 680 loan qualified with FICO of 703 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 2.30 months reserves				2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301257656	6f060f47-98be-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.		08/19/2019: Audit reviewed evidence for VOB document source and has determined that Lender provided internal screen shot verifying date business was verified by the underwriter. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.14% FICO is higher than guideline minimum UW Guides require FICO of 680 loan qualified with FICO of 703 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 2.30 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301257656	ce4c0f95-9abe-e911-abc7-f4e9d4a75a52	1643		QM/Non-HPML		Credit		Failure to Verify Housing History	AUS item #XX requires satisfactory housing payment history for XX months for property #X on the final loan application. Payment history not provided on credit report. VOM required to verify.	8/16/19 XX -The servicing was transferred to XXXXXXX for the mortgage associated to XXXX XXXXXXXX XXXX. Please see the attached Note confirming the open date of XXXXXXXX XXXX, Servicing Transfer documentation, and Credit Supplement for XXXXXXX showing payment history. Please note that all of these documents were provided with the initial loan delivery docs. Please rescind this condition.	08/19/2019: Audit reviewed lender’s rebuttal, documents provided and original loan file. Original note, dated XX/XXXX, provided on page XX. Servicing transfer notice, dated X/XXXX, provided on page XXX. Credit supplement provided on page XXX verifying X payments through XXXX XXXX. Payment history for the loan has been provided. Condition rescinded.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.14% FICO is higher than guideline minimum UW Guides require FICO of 680 loan qualified with FICO of 703 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 2.30 months reserves				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301257656	e124235e-98be-e911-abc7-f4e9d4a75a52	2789		QM/Non-HPML		Credit		Missing Executed Business Returns	Per Appendix X, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years; for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules. XXXX signed business returns not provided for Business X on Schedule C of XXXX tax return.	08/21/2019: Please see the attached signed business tax returns	08/21/2019: Audit reviewed XXXX/XXXX executed XXXXX Returns, and has determined that the documentation was obtained PRIOR to/at consummation. Documentation submitted is deemed acceptable. Loan meets QM requirements. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.14% FICO is higher than guideline minimum UW Guides require FICO of 680 loan qualified with FICO of 703 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 2.30 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301257656	04032456-98be-e911-abc7-f4e9d4a75a52	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	AUS item #XX requires 2 years IRS transcripts for both borrowers. XXXX transcripts not provided for the primary borrower. XXXX & XXXX transcripts not provided for the co-borrower.		08/19/2019: Audit re-analyzed AUS (#14), and has determined that tax transcripts were not ordered per AUS. Condition rescinded.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.14% FICO is higher than guideline minimum UW Guides require FICO of 680 loan qualified with FICO of 703 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 2.30 months reserves				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301238140	60a19c12-b79a-4594-9ea4-e6de69d96fc5	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.	08/16/2019: please see attached attestation letter	08/19/2019: Audit review of attestation statement regarding no Affiliated Businesses is deemed acceptable, condition cleared. 08/12/2019: Finding deemed non-material, loan will be graded a B for all agencies.	Years on Job Borrower has 14.11 years on job. Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $XXXX.XX in disposable income. FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 789.				2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301238140	926bd9fa-425a-46f7-a47c-a690fd0425f5	1665		QM/Non-HPML		Compliance		Missing Special Information Booklet / Home Loan Toolkit	Missing Home Loan Toolkit.		08/12/2019: Finding deemed non-material, loan will be graded a B for all agencies.	Years on Job Borrower has 14.11 years on job. Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $XXXX.XX in disposable income. FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 789.				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301238140	b139941c-cabb-e911-abc7-f4e9d4a75a52	701		QM/Non-HPML		Credit		Failure to obtain Employment Verification	An employment verification dated within 10 days of the note date as required by lender's guidelines was not provided for co-borrower. VOE dated more than 10 days but less than XX days from note date. Finding deemed non-material, loan will be graded a B for all agencies. : 08/10/2019: Variance to DU feedback/guideline approved for lender by GSE.		08/16/2019: Audit reviewed Lender response, Lender advised allowed up to 30 days, Variance to DU feedback/guideline approved for lender by GSE. Loan will be graded a B for all agencies. Condition downgraded.	Years on Job Borrower has 14.11 years on job. Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $XXXX.XX in disposable income. FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 789.				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301238140	fdfab07d-cabb-e911-abc7-f4e9d4a75a52	29		QM/Non-HPML		Credit		Insufficient asset documentation in file - assets do not cover closing costs	Verified assets of $XX,XXX less cash to close $XXX,XXX.XX results in $XXX,XXX.XX shortage of funds to close. Retirement account through employment was provide for funds to close. However, Terms and Conditions of withdrawal states the borrower can borrow the lesser of XX% of vested balance, or $XX,XXX.		08/16/2019: Audit reviewed Lender response, Lender provided additional asset statements thereby verifying sufficient assets to close. Condition cleared.	Years on Job Borrower has 14.11 years on job. Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $XXXX.XX in disposable income. FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 789.				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301235511	2a37681c-0caa-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment
Failure to obtain 3rd party verification of employment: The lender must verify the existence of the borrower's business within 120calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided
										8/1/19 XX Attached please find the VOB for second bullet point.	08/02/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Exception cleared.	FICO is higher than guideline minimum Loan qualified with a 779 fico Years Self Employed Borrower has 11 years Self Employed Full Documentation full documentation loan				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301292206	c1b96f13-c04e-436e-9609-6975a2472035	3295		QM/Non-HPML		Compliance		Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XXX.XX a month vs. the calculated value of $XXXX.XX a month. The lender used the incorrect amount of taxes and hazard insurance of $XXX.XX vs. the actual amount of $XXXX.XX. (NOT IN ESCROW) Provide re-disclosed CD and letter of explanation.		09/17/2019: Non-material per XXXX guidance, loan will be graded a X for all agencies	Reserves are higher than guideline minimum UW Guides require 4.6 months reserves, loan qualified with 15.5 months reserves. CLTV is lower than guideline maximum UW Guides allow a maximum CLTV of 80% / 90%, loan qualified with a 70% CLTV. Years Self Employed Borrower has been self-employed for over 13 years.				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301292206	051b49d1-ea4e-40e9-ba57-64963ad50e86	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.	09/20/2019: please see attached which was included in original upload, please rescind	09/20/2019: Audit review of attestation statement regarding no Affiliated Businesses is deemed acceptable, condition cleared.09/17/19: This finding is deemed non-material and rated a X.	Reserves are higher than guideline minimum UW Guides require 4.6 months reserves, loan qualified with 15.5 months reserves. CLTV is lower than guideline maximum UW Guides allow a maximum CLTV of 80% / 90%, loan qualified with a 70% CLTV. Years Self Employed Borrower has been self-employed for over 13 years.				2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301292206	5052086c-7816-4fde-af4d-2dfe96faa78c	1665		QM/Non-HPML		Compliance		Missing Special Information Booklet / Home Loan Toolkit	Missing Home Loan Toolkit.	09/26/2019: please see attached, please clear thank you	09/26/2019: Audit reviewed evidence Home Loan Toolkit was provided, and has determined that the Package Status Certificate verified said document was provided, viewed and acknowledged by the borrower. Condition cleared. 09/17/19: This finding is deemed non-material and rated a X.	Reserves are higher than guideline minimum UW Guides require 4.6 months reserves, loan qualified with 15.5 months reserves. CLTV is lower than guideline maximum UW Guides allow a maximum CLTV of 80% / 90%, loan qualified with a 70% CLTV. Years Self Employed Borrower has been self-employed for over 13 years.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301322820	15bd0603-01a5-4c9b-b43f-990fdff12423	3295		QM/Non-HPML		Compliance		Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $X,XXX.XX a month vs. the calculated value of $X,XXX.XX a month. Unable to determine cause of the discrepancy as calculated value matches Transmittal Summary and DU approval in file. (NOT IN ESCROW) Provide re-disclosed CD and letter of explanation.		10/11/2019: Non-material per XXXX guidance, loan will be graded a X for all agencies.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 77.26% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 752 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.22%				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301322820	f76991a9-4ba7-413d-9657-4909803fadf4	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		10/16/2019: Received attestation no affiliates. Condition cleared.10/11/2019: Non-material per XXXX guidance, loan will be graded a X for all agencies.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 77.26% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 752 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.22%				2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301322820	e7f5e178-2fec-e911-abc7-f4e9d4a75a52	724		QM/Non-HPML		Credit		Missing Documentation	Missing Executed Home Equity Line of Credit (HELOC) closure letter reflecting HELOC was frozen and closed was not provided in the file. The signed Termination Letter in file does not reflect Borrower’s election to close the HELOC.		10/16/2019: Received executed Home Equity Line of Credit (HELOC) closure letter. Condition cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 77.26% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 752 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.22%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301259945	72bd29d8-58c4-e911-abc7-f4e9d4a75a52	3248		QM/Non-HPML		Compliance		Information required for CD 'Calculating Cash To Close' section not completed, or completed in error	The information in the Calculating Cash To Close section of the final Closing Disclosure indicates the Loan Estimate figure Total Closing Costs of $X.XXX and Estimated Cash to Close of $XXX,XXX. The most recent Loan Estimate indicates and amount of Total Closing Costs of $XX,XXX and Estimated Cash to Close of XXX,XXX. Provide re-disclosed CD and letter of explanation	9/12 XX please see attached, please clear, thank you	09/16/2019: Lender provided LOE, Mailing Label, copy of check for $X.XX and PCCD with estimated cash to close updated. Exception remains downgraded.08/21/20109: Non-material per XXXX guidance, loan will be graded a X for all agencies	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 743 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.72% Reserves are higher than guideline minimum UW Guides require 0.48 months reserves, loan qualified with 1.70 months reserves				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301259945	a563bba8-58c4-e911-abc7-f4e9d4a75a52	3254		QM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The St license ID of the Settlement Agent is missing. Provide re-disclosed CD and letter of explanation.	9/12 RF please see attached, please clear, thank you	09/16/2019: Lender provided LOE, Mailing Label, copy of check for $5.50 and PCCD with settlement agent ID updated. Exception remains downgraded.08/21/20109: Non-material per SFIG guidance, loan will be graded a B for all agencies	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 743 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.72% Reserves are higher than guideline minimum UW Guides require 0.48 months reserves, loan qualified with 1.70 months reserves				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301259945	59974941-58c4-e911-abc7-f4e9d4a75a52	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	Missing Closing Disclosure dated XX/XX/XXXX per Disclosure Tracking.	8/22 XX please see attached pls clear	08/23/2019: Lender provided missing CD. Exception cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 743 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.72% Reserves are higher than guideline minimum UW Guides require 0.48 months reserves, loan qualified with 1.70 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301259945	50b1ef46-9cd8-4f8f-8191-b7b9a0131545	3175		QM/Non-HPML		Compliance		Origination Charges - Section A on C.D. exceeds L.E. Fee (0% Variance) - not supported by C.O.C	The Origination Charges in Section X are subject to 0% variance. The LE reflects no Discount fee and no COC for any subsequent disclosures was provided. Final CD reflects an Discount Fee of $X,XXX.XX for a variance/refund required of $X,XXX.XX. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.	10/03/2019: We agree to refund the borrower, please see attached revised cd, check, lox, tracking, please clear. thank you,9/24 XX please see attached, please clear X/XX XX please see attached, please clear, thank you
10/03/2019: Audit review of Post-Closing CD, copy of check for cure, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes that was provided and documentations is deemed acceptable. Loan will be rated a 'B'.09/25/2019: Audit reviewed Lenders response and the COC form provided; however, a valid change of circumstance was not provided for the increase in Discount points.  The COC form dated XX/XX/XXXX that increased the points from zero to $XXXX.XX only states that facts of transaction have changed but does not indicate what changed.  The rate was locked on XX/XX/XXXX and LE dated XX/XX/XXXX issued for the rate lock did not reflect discount points.  Unable to determine what changed between XX/XX/XXXX to XX/XX/X when the original discount points were added to verify a valid change of circumstance.  Condition remains.09/16/2019: Audit reviewed Lenders response, however; No valid COC received for Discount Points increasing. Exception remains.
												FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 743 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.72% Reserves are higher than guideline minimum UW Guides require 0.48 months reserves, loan qualified with 1.70 months reserves				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301259945	5e65af00-389c-481d-95c0-40907db9b1eb	3199		QM/Non-HPML		Compliance		Services Borrower DID SHOP Fee (Section C) & Recording Fee (Section E) exceed corresponding L.E. fee (10% Tolerance, when payee = Other or Borrower Permitted to shop for services)	Section X Recording Fees are subject to 10% tolerance. LE reflects recording fees of $XXX with no resulting COC for any subsequent disclosures. Final CD reflects a charge of $XXX.XX for a variance/refund required of $X.XX to meet XX% threshold. Corrected CD and refund of $X.XX received by borrower per Post Closing CD.	9/12 XX please see attached, please clear, thank you	09/16/2019: Lender provided LOE, Mailing Label, copy of check for $X.XX and PCCD with sufficient refund for recording fee. Non-material per XXXX guidance, loan will be graded a X for all agencies.08/21/2019: Post close CD provided to verify refund within 30 days of discovery. Non-material per XXXX guidance, loan will be graded a X for all agencies	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 743 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.72% Reserves are higher than guideline minimum UW Guides require 0.48 months reserves, loan qualified with 1.70 months reserves				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301259945	27502d63-5ac4-e911-abc7-f4e9d4a75a52	724		QM/Non-HPML		Credit		Missing Documentation	Missing required appraisal/AVM for REO departing property #X to verify % of equity.	XX 8/22/19: Please rescind. Please see page XXX showing that this property is free and clear. Borrower would have 100% equity.	08/23/2019: Audit reviewed Lenders response. Exception rescinded.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 743 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.72% Reserves are higher than guideline minimum UW Guides require 0.48 months reserves, loan qualified with 1.70 months reserves				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301267033	64ea0beb-62f5-488e-b645-5b887a234658	3181		QM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	An Appraisal Report Fee was not reflected in section X of the CD despite evidence of an appraisal report in the file. The Appraisal Report fee should be disclosed in section X of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided. Post closing corrected CD and LOE provided to the Borrower. Finding deemed non-material, loan will be graded a X for all agencies.	08/21/2019: Disagree - the Appraisal Fee was disclosed on the PCCD.	08/22/2019: Audit reviewed Lenders response and Appraisal fee was disclosed on PCCD in initial file. Exception remains downgraded. Finding deemed non-material, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301259823	1b507255-4b6e-49f0-b0f0-7aafc2b108be	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing affiliated business disclosure		08/21/2019: Audit reviewed Lender's response, Lender provided an attestation of no affiliates. Condition cleared.8/12/2019: Finding deemed non-material, loan will be graded a B for all agencies					2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301309524	7501706c-f9d7-e911-abc7-f4e9d4a75a52	1		QM/Non-HPML		Compliance		General Compliance Exception	The Compliance or Admin Fee on Section X of the Final Closing Disclosure is missing the name of the payee. It must list the party ultimately receiving the payment.	09/25/2019: please see attached	09/26/2019: Lender provided PCCD and LOE. Non-material per XXXX guidance, loan will be graded a B for all agencies.09/15/2019: This finding is deemed non-material with a final grade of a B					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301309524	213fbf11-e9d7-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided.		09/17/2019: The AVM report value of $XXX,XXX to appraisal value of $XXX,XXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301258538	e56cd79a-cbb2-e911-abc7-f4e9d4a75a52	724		QM/Non-HPML		Credit		Missing Documentation	Executed Home Equity Line of Credit (HELOC) closure letter reflecting HELOC was frozen and closed was not provided in the file	8/6/19: Please rescind and see attached	08/07/2019: Lender provided HELOC closure letter. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 3.7 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 22.43%, loan qualified with DTI of 22.43% FICO is higher than guideline minimum UW Guides require FICO of 733, loan qualified with FICO of 733				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301291437	561af6b4-6f49-441c-a271-821eb12f3306	3274		QM/Non-HPML		Compliance		APR on Final Closing Disclosure is inaccurate in relation to previous Initial disclosure(s) – no evidence of further re-disclosure in file (APR < 0.125 variance – Over disclosed)	Missing evidence of APR re-disclosure. The final Closing Disclosure dated XX/XX/XXXX reflects an APR of 3.515%. The prior Closing Disclosure dated XX/XX/XXXX reflects an APR of 3.7%, which is a difference of 0.185% and exceeds allowable tolerance of 0.125%. No Cure.	09-12-19 DI Please see explanation from our Compliance Team - Disagree as a new waiting period is not required if the APR is overstated. Per TILA 1026.19(f)(2)(ii)(A), a new waiting period is required if the APR becomes inaccurate as defined in 1026.22. Per TILA 1026.22(a)(4)(ii) the disclosed APR shall be considered accurate if it would be considered acuurate under 1026.18(d)(1). Per TILA 1026.18(d)(1) the APR is considered accurate if it is understated by no more than $XXX or is overstated. Please clear condition	09/13/2019: Audit reviewed Lenders response. Exception rescinded.					1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301291437	39bb2137-b9c6-4aee-8dd9-ef87d0ce2ca4	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure	09-12-19 XX Please see attachment	09/13/2019: Lender provided Loan specific attestation. Exception cleared.					2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301291437	8cd4344d-eda7-4b28-983b-3c5a8d09299c	3265		QM/Non-HPML		Compliance		Waiver by borrower of C.D. timing requirement not properly documented for APR variance (Over disclosed)	Waiver by borrower of C.D. timing requirement not properly documented for APR variance. The final Closing Disclosure dated XX/XX/XXXX reflects an APR of 3.515%. The most recent Closing Disclosure dated XX/XX/XXXX reflects an APR of 3.7%, which is a difference of 0.185% and exceeds allowable tolerance of 0.125%.	09-12-19 XX Please see explanation from our Compliance Team - Disagree as a new waiting period is not required if the APR is overstated. Per TILA 1026.19(f)(2)(ii)(A), a new waiting period is required if the APR becomes inaccurate as defined in 1026.22. Per TILA 1026.22(a)(4)(ii) the disclosed APR shall be considered accurate if it would be considered acuurate under 1026.18(d)(1). Per TILA 1026.18(d)(1) the APR is considered accurate if it is understated by no more than $XXX or is overstated. Please clear condition	09/13/2019: Audit reviewed Lenders response. Exception rescinded.					1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301308147	5b3d95bf-f11d-4472-b632-d109f4a24025	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		09/19/2019: Received attestation no affiliates. Condition cleared.09/10/2019: This finding is deemed non material and graded a B for all agencies.	LTV is lower than guideline maximum Loan qualified with LTV of 52.16% Reserves are higher than guideline minimum Loan qualified with 73.50 mos of reserves Disposable Income is higher than guideline minimum Loan qualified with $XXXX.XX disposable income				2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301308147	84afae03-34d4-e911-abc7-f4e9d4a75a52	2789		QM/Non-HPML		Credit		Missing Executed Business Returns	Per Appendix Q, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years; for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules. Signed XXXX business returns not provided for all businesses listed on Schedule E of XXXX 1040s.	10/1 XX: Please see attached	10/02/2019: Audit review of the XXXX signed and dated Business Tax Returns for all the businesses listed on Schedule E of XXXX 1040[s are deemed acceptable, condition cleared.	LTV is lower than guideline maximum Loan qualified with LTV of 52.16% Reserves are higher than guideline minimum Loan qualified with 73.50 mos of reserves Disposable Income is higher than guideline minimum Loan qualified with $XXXX.XX disposable income				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301308147	70cfb2d2-33d4-e911-abc7-f4e9d4a75a52	2788		QM/Non-HPML		Credit		Missing Executed Personal Tax Returns	Per Appendix Q, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years. Signed returns not provided.	10/1 XX: Please see attached	10/02/2019: Audit review of the XXXX and XXXX signed and dated personal tax returns are deemed acceptable, condition cleared.	LTV is lower than guideline maximum Loan qualified with LTV of 52.16% Reserves are higher than guideline minimum Loan qualified with 73.50 mos of reserves Disposable Income is higher than guideline minimum Loan qualified with $XXXX.XX disposable income				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301308147	c0fa81e1-35d4-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA/AVM was not provided. CU Score 4.1		09/12/2019: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	LTV is lower than guideline maximum Loan qualified with LTV of 52.16% Reserves are higher than guideline minimum Loan qualified with 73.50 mos of reserves Disposable Income is higher than guideline minimum Loan qualified with $XXXX.XX disposable income				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301296894	257aff05-cbd8-e911-abc7-f4e9d4a75a52	1620		QM/Non-HPML		Credit		Failure to obtain gift documentation	Guidelines may require a signed gift letter specifying the dollar amount of the gift, date the funds were transferred to the Borrower, donor's name, address, telephone number, relationship to Borrower, the donor's statement that no repayment is expected, evidence of donor's ability to give and evidence borrower received funds. Evidence of the wire from the donor to the title company is missing from the loan file. Additional conditions may apply.
9/20/19 XX: Please rescind as having the actual gift amount match the gift letter is not a guideline in Appendix Q, nor is it a XXXXXXXXXXXXXXXXXXXXXXXX guideline. The gift amount is slightly less than what was stated on the gift letter, which as long as the gift amount transferred is not MORE than what is on the gift letter, then it is acceptable for gifts transferred to title at closing. The exact amount needed for closing was given as the gift amount. More gift funds would not be needed and a revised gift letter is not needed either. The gift is still coming from the donor listed on the gift letter. 9/19/19 XX: Please rescind as a new gift letter is not required. When gifts are transferred at to the settlement agent/title at closing, if the gift amount that was actually transferred is less than the amount listed on the gift letter, a new gift letter is not needed. An updated gift letter is needed only if the amount transferred is higher, which is not the case here. Even with the difference in gift amounts, the borrower has more than enough funds available when you include the checking account also inputted. Please rescind as this is not a concern and additional documentation is not needed. Thank you!9/17/19 XX: Please rescind as the check to evidence the funds from the donor given directly to the title company is on page 164 of the submission. The amount matches the funds needed for closing on the final CD.

09/25/2019: Audit re-analyzed the loan file, and has determined that the gift funds were fully documented and verified, however failed to specify the dollar amount of the actual gift. Based on the circumstances, this is a minor deviation from XXXX requirements. Loan will be rated a B.  09/23/2019:  Audit reviewed the Lender response and determined Agency guidelines require the letter to specify the dollar amount of the gift. Please provide revised gift letter. Loan will be graded a B upon receipt. Condition remains.09/20/2019:  Audit reviewed the Lender response and determined Agency guidelines require the letter to specify the dollar amount of the gift.  Please provide revised gift letter.  Loan will be graded a B upon receipt.   Condition remains09/18/2019:  Audit reviewed lender’s rebuttal and original loan file.  Copy of check from donor is for $XXX,XXX.XX which matches cash to close on final CD.  Gift letter and AUS reflect $XXX,XXX.  AUS says to verify assets of $XXX,XXX, which was provided.  Agency guidelines require the letter to specify the dollar amount of the gift.  Please provide revised gift letter.  Loan will be graded a B upon receipt.   Condition remains.
												DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.85% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 806 Years on Job Borrower has 13 years on job				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301286261	81fefdf2-b8d5-e911-abc7-f4e9d4a75a52	2857		QM/Non-HPML		Credit		Cash Out Amount Exceeds Guideline Maximum	Client Overlay Exception, Client to Review, Cash out exceeds Guideline Maximum of $XXX,XXX.	09/18/2019: Please rescind this. I have sent a request to XXX to review this and rescind it.	09/18/2019: Audit reviewed the Lender Rebuttal, and has determined that finding is an Observation not an Exception. Condition rescinded.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.77% Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 281.0 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 770				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301260070	10421dc5-4121-4f44-8417-7e2786426951	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing affiliated business disclosure.	8/9 XX please see attached, pls clear	08/12/2019: Lender provided attestation. Condition cleared.8/7/2019: Finding deemed non-material, loan will be graded a B for all agencies					2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301259942	48c0b2b0-08d0-e911-abc7-f4e9d4a75a52	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	The CD dated XX/XX/XXXX and XX/XX/XXXX as reflected on Disclosure tracking are missing from the loan file. Additional conditions may apply. No Cure.	09/12/2019: Please see attached	09/12/2019: Audit reviewed all initial CD's, as well as electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.23% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 792 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 5.80 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301259942	111c46d4-08d0-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	9/9/19 XX Please clear this based on the attached VOB.	09/10/2019: Audit reviewed evidence for VOB document source and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.23% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 792 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 5.80 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301313429	d5e765df-9fdd-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided.		09/24/2019: A CDA report reflecting a value $X,XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301275111	b8945afd-46bd-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in file.		08/14/2019: A CDA report reflecting a value $XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301259925	84e08b61-4b72-4b15-a6aa-13c368002c9f	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure	09/10/2019: please see attached, pls clear	09/10/2019: Audit review of attestation statement regarding no Affiliated Businesses is deemed acceptable, condition cleared.9/9/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 772 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 18.97% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 120.60 months reserves				2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301259925	43abacab-2dd3-e911-abc7-f4e9d4a75a52	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	Per Disclosure tracking in file, borrower was provided a Closing Disclosure on XX/XX/XXXX and XX/XX/XXXX. Copies of the Closing Disclosures were not provided.	09/10/2019: please see attached, pls clea	09/10/2019: Audit reviewed initial CD's, and has determined that the documentation submitted is deemed acceptable. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 772 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 18.97% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 120.60 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301259925	29d66929-2dd3-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.		09/11/2019: Audit reviewed evidence for VOB document source and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 772 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 18.97% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 120.60 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301260725	b8123842-c39a-43e7-8b21-809a781ac7e2	3217		QM/Non-HPML		Compliance		CD Document does not match actual calculated values for Estimated Escrow	Added condition based on property tax documentation received: The final Closing Disclosure does not match actual calculated values for Estimated Escrow in the Projected Payments section. The borrower is escrowing for taxes/insurance and the calculated escrow payment should be $X,XXX.XX. Provide corrected CD and letter of explanation.		09/27/2019: Received explanation letter, air bill and post consummation closing disclosure. All outstanding issues have been resolved. Condition cleared. Loan will be rated a B for all agencies.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 778 Reserves are higher than guideline minimum UW Guides require 1 months reserves, loan qualified with 182.90 months reserves Years in Field Borrower has 20 years in Field				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301260725	c9a92251-2848-4438-80b1-c5355763065d	3218		QM/Non-HPML		Compliance		CD Document does not match actual calculated values for Estimated Total Monthly Payment	Added condition based on property tax documentation received: The final Closing Disclosure does not match actual calculated values for Estimated Total Monthly Payment. The CD shows the payment amount as Years #1 - #30 $X,XXX.XX. The calculated payment amount is Years #1 - #30 $X,XX.XX he lender’s property taxes are incorrect (Updated tax amount is $XXX.XX). Provide corrected CD and letter of explanation.		09/27/2019: Received explanation letter, air bill and post consummation closing disclosure. All outstanding issues have been resolved. Condition cleared. Loan will be rated a B for all agencies.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 778 Reserves are higher than guideline minimum UW Guides require 1 months reserves, loan qualified with 182.90 months reserves Years in Field Borrower has 20 years in Field				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301260725	4b761f64-d5ce-4d15-88bf-109ceebd7f7f	3295		QM/Non-HPML		Compliance		Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	Added condition based on property tax documentation received: The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $X,XXX.XX a month vs. the calculated value of $X,XXX.XX a month. The lender used the incorrect amount of $XXX.XX for the taxes vs. the actual amount of $XXX.XX. (IN ESCROW) Provide corrected CD, letter of explanation and proof of delivery.		09/27/2019: Received explanation letter, air bill and post consummation closing disclosure. All outstanding issues have been resolved. Condition cleared. Loan will be rated a B for all agencies.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 778 Reserves are higher than guideline minimum UW Guides require 1 months reserves, loan qualified with 182.90 months reserves Years in Field Borrower has 20 years in Field				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301260725	3c3421c9-96df-e911-abc7-f4e9d4a75a52	3250		QM/Non-HPML		Compliance		Information required for CD 'Loan Disclosures' section not completed, or completed in error	Added condition based on property tax documentation received: The final CD is completed in error for required data under the Escrow Account section, page 4 of 5. Provide re-disclosed CD and letter of explanation.		09/27/2019: Received explanation letter, air bill and post consummation closing disclosure. All outstanding issues have been resolved. Condition cleared. Loan will be rated a B for all agencies.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 778 Reserves are higher than guideline minimum UW Guides require 1 months reserves, loan qualified with 182.90 months reserves Years in Field Borrower has 20 years in Field				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301260725	162644fa-4cde-e911-abc7-f4e9d4a75a52	4		QM/Non-HPML		Credit		DTI Exceeds Guidelines	The AUS reflects a maximum allowable DTI of 42.33%. Due to the improper calculation of debts, the actual DTI is 43.41%. PITI greater than amount lender used for property #X on borrower 1003.	XX 9/24/19: Please see attached documentation showing the borrower's interest and dividends income for XXXX from his business and XXXXXXXX accounts. Also please see the updated DU excluding the authorized user and duplicate accounts. Also if we use the lower HOI payment for XX X XXXXXX and lower amount on the current tax bill for this property as well as the tax bill for the subject property showing that the tax rate would actually be 1.1568% instead of the 1.25% our DTI is at 42.96%.	09/24/2019: Lender provided updated Tax documentation for Subject property, Updated AUS removing Authorized user and duplicate accounts. Exception cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 778 Reserves are higher than guideline minimum UW Guides require 1 months reserves, loan qualified with 182.90 months reserves Years in Field Borrower has 20 years in Field				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301292205	0825072b-38cf-e911-abc7-f4e9d4a75a52	1646		QM/Non-HPML		Credit		Failure to Verify Sale of Previous Property	File is missing the final Settlement Statement or Closing Disclosure verifying the departing residence on the final application was paid off and Borrower netted sufficient cash to close.	XX 9/12/19: Please see attached.	09/13/2019: Audit reviewed the Closing Disclosure verifying the departing residence on the final application was paid off and Borrower netted sufficient cash to close, condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.80% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 766 Years in Field Borrower has 17 years in field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301272434	c0941f2c-34be-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	8/16/19 XX: Please clear and see attached	08/19/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Exception cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700 loan qualified with FICO of 758. Reserves are higher than guideline minimum UW Guides required no months reserves, loan qualified with 11.90 months reserves Years Self Employed Borrower has 5 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301264468	731c0064-dfbd-e911-abc7-f4e9d4a75a52	3254		QM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The St license ID of the Settlement Agent is missing. Provide re-disclosed CD and letter of explanation.	08/22/2019: Please see attachment	08/29/2019: Received air bill, explanation letter and post consummation CD. Condition cleared. Loan will be rated a X for all agencies.08/22/2019: Audit reviewed post-closing CD, and has determined that the "closing date" of XX/XX/XXXX is incorrect and the credit for increase of closing cost in the amount of $XX.XX is missing from section "Cost at Closing - Closing costs" and missing from section J. Provide re-disclosed CD, notification of error and letter of explanation. Condition remains.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 776 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 1.10 months reserves				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301264468	df390407-d9bd-e911-abc7-f4e9d4a75a52	2992		QM/Non-HPML		Credit		Assessor's Parcel Number is not consistent between Appraisal, Title, and/or Mortgage.	APN # does not match on the appraisal, title and/or mortgage.	8/16/19 XX -Please see the attached Tax Bill which references both a Parcel Number (showing on the Appraisal) and a PIN (showing as the tax ID number on the Title Commitment, and as the parcel ID on a recorded Deed from XXX). Both of these are used to identify this specific property. The legal descriptions on all supporting documentation are matching. Please rescind this condition.	08/19/2019: Lender provided Land recording record report verifying Pin and Parcel#. All documents match. Exception cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 776 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 1.10 months reserves				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301264468	b1ece677-ddbd-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided.		08/14/2019: A CDA report reflecting a value $XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 776 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 1.10 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301272433	50a2dc4c-25d3-e911-abc7-f4e9d4a75a52	1689		QM/Non-HPML		Credit		Missing Evidence of HOA Fees	Evidence of HOA for subject property not provided. Monthly tax amount of $XXX.XX is reflected on final AUS, however the HOA amount does not correspond with the monthly HOA amount of $XXX on the appraisal report. Provide evidence of HOA calculation. Additional conditions may apply.	09/10/2019: Please rescind and see attached. The final AUS run shows $XXX as the monthly HOA fee	09/10/2019: Audit reviewed final AUS with HOA of $XXX, and has determined that documentation submitted is deemed acceptable. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 377.90 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.78% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 800				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301272433	09620ee4-94d2-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU score of 3.2.		09/10/2019: A CDA report reflecting a value $XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 377.90 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.78% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 800				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301260064	eae5ef1e-5e78-4250-b8a4-c5805ad46cef	1698		QM/Non-HPML		Compliance		Affiliated Business Disclosure not provided within 3 business days of application date.	Affiliated Business Disclosure not provided not XX/XX/XXXX, not within 3 business days of XX/XX/XXXX application date.	9/16 XX please see attached, please clear	09/17/2019: Audit review of attestation statement regarding no Affiliated Businesses is deemed acceptable, condition cleared. 09/13/2019: Finding deemed non-material, loan will be graded a B for all agencies.					2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301259820	7f869ee9-2e81-4516-854e-3fbaefe0beca	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing affiliated business disclosure		09/09/2019: Received attestation no affiliates. Condition cleared.9/4/2019: Finding deemed non-material, loan will be graded a B for all agencies					2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301259820	006c3b07-30cf-e911-abc7-f4e9d4a75a52	3228		QM/Non-HPML		Compliance		Missing Loan Estimate / LE Not in File	Missing corresponding LE disclosure for rate lock change of circumstance issued on X/XX/XXX.	09-24-19 XX Please see attachment XX-XX-XX DI Please see attachment XX-XX-XX DI Please see explanation from our Compliance Team - The loan locked with the corr on XXth. Therefore the XXth LE is the locked one. Then locked with UWM (investor) on XXth. Please clear condition	09/25/2019: Lender provided Correspondent Rate Lock that corresponds with initial Locked LE. Exception cleared.09/10/2019: Audit reviewed Lenders response, however; please provide "Initial" Rate Lock Confirmation documentation dated XX/XX/XXXX (Correspondent Rate Lock). Exception remains.09/10/2019: Audit reviewed Lenders response, however; please provide Rate Lock Confirmation documentation dated XX/XX/XXXX. Exception remains					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301280707	800afbfb-62f4-42b5-99b3-829eaf630e20	3248		QM/Non-HPML		Compliance		Information required for CD 'Calculating Cash To Close' section not completed, or completed in error	The information in the Calculating Cash To Close section of the final Closing Disclosure indicates the Loan Estimate figure: Total Closing Costs as $X,XXX.XX, Total Payoffs as $X.XX and Cash to Close as $XXX,XXX. The most recent Loan Estimate dated XX/XX/XXXX indicates Total Closing Costs as $XX,XXX.XX, Total Payoffs as $XXX,XXX.X and Cash to Close as $X,XXX.XX. Provide re-disclosed CD and letter of explanation.		09/11/2019: Corrected CD is located in the loan file, however the letter of explanation is missing, this exception is deemed non-material per SFIG guidance, loan will be graded B for all agencies.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 6.40 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.08% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 703				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301280707	53d728b1-4753-4501-8abe-0cf361225c6f	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure	9/12 XX please see attached, please clear	09/13/2019: Audit review of attestation statement regarding no Affiliated Businesses is deemed acceptable, condition cleared. 09/11/2019: This exception is deemed non-material, loan will be graded B for all agencies.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 6.40 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.08% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 703				2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301280707	c1dfbd7d-f2d3-e911-abc7-f4e9d4a75a52	3228		QM/Non-HPML		Compliance		Missing Loan Estimate / LE Not in File	The LE, dated within three days of the rate lock date of XX/XX/XXXX, is missing from the loan file. No Cure	9/18 RF please see attached, pls clear	09/19/2019: Lender provided Locked LE dated within 3 days of rate lock. Exception cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 6.40 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.08% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 703				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301280707	21f8fba7-f2d3-e911-abc7-f4e9d4a75a52	701		QM/Non-HPML		Credit		Failure to obtain Employment Verification	The verbal employment verification provided for the borrower is incomplete. Per the guidelines, "The conversation must be documented. It should include the following: •name and title of the person who confirmed the employment for the lender, •name and title of the person who completed the verification for the employer, •date of the call, and •the source of the phone number." The item in the first bullet point is missing.	9/12 XX: please see attached	09/13/2019: Audit review of the source of the information obtained and name and title of Lender's employee who obtained the information deemed acceptable, condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 6.40 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.08% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 703				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301298457	41ce1fde-31d2-4552-8ad7-0e32a6952d8b	3169		QM/Non-HPML		Compliance		Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Missing evidence of borrower receipt of Initial Closing Disclosure X business days prior to consummation. The initial Closing Disclosure is missing from the loan file. Additional conditions may apply. No cure.	09/10/2019: Please see attachment	09/10/2019: Audit reviewed initial CD, as well as electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least X days prior to consummation. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.69% Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $XX,XXX.XX in disposable income. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 741				3	1	C	A	C	A	D	A	C	A	C	A	Cleared
301298457	ff83c1a1-dbcf-e911-abc7-f4e9d4a75a52	10		QM/Non-HPML		Credit		Failure to obtain 2nd lien note	Second lien Note not provided.	09-10-19 XX Please see attachment	09/10/2019: Lender provided HELOC agreement. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.69% Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $XX,XXX.XX in disposable income. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 741				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301287015	bd085b22-ada4-4c96-8216-53498dd2aec6	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing affiliated business disclosure	XX 9/12/2019 – Please see attached	09/13/2019: Lender provided Loan specific attestation. Exception cleared.9/19/2019: Finding deemed non-material, loan will be graded a B for all agencies					2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301287015	0f93e9b8-35d3-e911-abc7-f4e9d4a75a52	3228		QM/Non-HPML		Compliance		Missing Loan Estimate / LE Not in File	Missing corresponding disclosure for change of circumstance dated X/XX/XXXX, for rate lock.	09/30/2019: Please see attached XX 9/19/2019 – Please see attached XX 9/12/2019 – Please see attached	09/30/2019: Audit reviewed initial LE’s, as well as electronic log showing the disclosures, when it was provided and when the borrower accessed it, and has determined that sufficient evidence was provided reflecting LE was viewed and acknowledged at least X days prior to consummation. Condition cleared. XX/XX/XXXX: Lender provided Initial LE; however, did not provided LE dated within X days of the rate lock date of XX/XX/XXXX. Condition remains.09/13/2019: Audit reviewed Lenders response, however; please provide Locked LE dated within X days of rate lock of XX/XX/XXXX. Exception remains.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301287015	29b7d86d-35d3-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file, CU score is 3.7		09/12/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301290335	e8f4a989-3f97-41c8-80a1-e169c54cf615	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Affiliated Business Disclosure not provided	10/03/2019: Please see attached	10/04/2019: Lender provided loan specific attestation. Exception cleared.10/01/2019: Finding Deemed Non Material and will be graded a B for all agencies					2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301260722	dcc28f71-94d8-e911-abc7-f4e9d4a75a52	2992		QM/Non-HPML		Credit		Assessor's Parcel Number is not consistent between Appraisal, Title, and/or Mortgage.	APN # does not match on the appraisal, title and/or mortgage. Property contains two parcels. Appraisal reflects one APN.	09/19/2019: Please rescind this condition. The title commitment and security instrument have the same numbers and the appraisal just has an extra 60 in front of the same APN's. See attached.	09/19/2019: Audit reviewed the Lender Rebuttal, and has determined that the set of digits at the beginning of the parcel on the Appraisal is the county number. The remaining sets of digits identify the property. Condition rescinded.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 261 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.23% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 804				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301260722	1396dcf7-b3d8-e911-abc7-f4e9d4a75a52	701		QM/Non-HPML		Credit		Failure to obtain Employment Verification	Guidelines require a VVOE within 10 business days prior to the note date. The VVOE provided in file is greater than 10 days prior to note date.	9/17/19 Please rescind this as we are allowed 30 calendar days.	09/18/2019: Audit reviewed the Lender response, however; Variance to DU feedback/guideline approved for lender GSE. Exception remains downgraded.09/16/2019: Variance to DU feedback/guideline approved for lender by GSE. Finding is deemed non material and graded a B for all agencies.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 261 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.23% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 804				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301260722	415fccbc-b3d8-e911-abc7-f4e9d4a75a52	1687		QM/Non-HPML		Credit		Missing Evidence of Property Taxes	Evidence of property taxes for property #X on the final application not provided.	9/17/19 XX Please rescind this condition. Please see page 70 that has the taxes for the 2nd vacant lot.	09/18/2019: Audit reviewed the Lender Response and re-analyzed the loan file and has determined that evidence for property taxes on vacant land #X was located on page XX within the original loan file. Exception rescinded.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 261 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.23% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 804				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301260722	3e14dd22-ced8-e911-abc7-f4e9d4a75a52	914		QM/Non-HPML		Credit		Missing income documentation	Per Appendix Q, a creditor must verify the consumer’s employment for the most recent two full years, and the consumer must explain any gaps in employment that span one or more months and Indicate if he/she was in school or the military for the recent two full years, providing evidence supporting this claim, such as college transcripts, or discharge papers. File is missing XXXX W2.	9/17/19 XX Please rescind this as the AUS only requires one year W-2 and it was uploaded with the original file. A XXXX W-2 is not required.	09/18/2019: Audit reviewed the Lender response and agrees. Exception rescinded.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 261 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.23% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 804				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301260722	b7bb5fe0-ced8-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA/AVM report was not provided. CU Score 2.7	09/19/2019: CDA	09/19/2019: A CDA provided reflecting a value of $XXX,XXX.XX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 261 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.23% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 804				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301309472	7fa6308d-61d6-e911-abc7-f4e9d4a75a52	3181		QM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The fie (5) Title fees are reflected in section B of the final Closing Disclosure. The borrower shopped for their own service provider and did not use the provider on the WLSP. All five (5) title fees should be listed in section C of the CD. Provide corrected CD and letter of explanation to the Borrower.		09/23/2019: Received air bill, explanation letter and post consummation CD correcting Sections B & C. Condition cleared. Loan will be rated a B for all agencies.9.13.19: Non-material per SFIG guidance, loan will be graded a B for all agencies.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.02% CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 58.70% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 777				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301309472	267cc19f-60d6-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. Verification of self-employment for borrowers two (2) businesses missing.	9/16/19 XX: Please rescind. The only positive income is coming from the borrower's paystub/w2 employment so VOB's would not be required	09/17/2019: Audit reviewed Lenders response. Exception rescinded.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.02% CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 58.70% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 777				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301309472	3efbef0c-61d6-e911-abc7-f4e9d4a75a52	1620		QM/Non-HPML		Credit		Failure to obtain gift documentation	Borrower received gift funds for down payment per gift letter in file. Evidence of receipt of $XXX,XXX gift not provided as per DU.	9/16 XX: Please see attached	09/17/2019: Lender provided wire for Gift. Exception cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.02% CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 58.70% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 777				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301310997	3047c56a-48da-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	CDA Report not provided in file. CU Risk Score is 5.	09/20/2019: CDA	09/20/2019: A CDA provided reflecting a value of $X,XXX,XXX.XX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301261039	9806096b-c458-48ac-8476-c7082438646f	3181		QM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Tax Service Fee in section B of the final Closing Disclosure is paid to the lender. The fee is missing the name of the actual service provider. Provide corrected CD and letter of explanation to the Borrower.		09/24/2019: Post closing CD dated XX/XX/XXXX reflects actual service provider. Non-material per SFIG guidance, loan will be graded a B for all agencies.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 1.40 months reserves Years in Field Co-Borrower has 12 years in Field FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 779				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301261039	5dd4eec1-e3de-e911-abc7-f4e9d4a75a52	2790		QM/Non-HPML		Credit		Missing Balance Sheet	Missing current XXXX Balance Sheet for Business A on Schedule E Part II of XXXX tax return. Per appendix X, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.	9/25/19 XX: Please rescind and that this was in the submission package. There is a document that lists the assets, liabilities, and equity shares	09/26/2019: Audit reviewed Lender's response and has determined the document reflecting assets, liabilities and equity was in the loan file. Condition rescinded.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 1.40 months reserves Years in Field Co-Borrower has 12 years in Field FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 779				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301267881	3a4ceeed-cfbb-4076-a5de-fb6e146786bd	3295		QM/Non-HPML		Compliance		Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XXX.XX a month vs. the calculated value of $XXX.XX a month. The lender used the incorrect amount of $XXX.XX for the taxes vs. the actual amount of $XXX.XX. (IN ESCROW) Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.	10/3 XX please see attached revised cd/lox/tracking. please clear thank you	10/04/2019: Lender provided PCCD, LOE and proof of delivery. Condition downgraded. Non-material per SFIG guidance, loan will be graded a B for all agencies.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.48% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 807 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 11.80 months reserves				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301267881	5e5b2d37-5124-47ab-ab55-cc4ad4c36aab	1665		QM/Non-HPML		Compliance		Missing Special Information Booklet / Home Loan Toolkit	Missing Home Loan Toolkit.	10/2 XX please see attached toolkit with disclosure tracking at the top of page 1.please clear thank you	10/03/2019: Audit reviewed the Lender's response and determined the attachment contained the Home Loan Toolkit dated stamped XX/XX/XXXX; tracking record disclosure was not included in the attachment. Condition remains.09/18/2019: Received Home Loan Toolkit dated stamped X/XX/XX. However, it is missing borrowers’ name. Please provide tracking history or other evidence it was provided to borrowers. Finding remains non-material. Loan will be rated a B for all agencies.09/03/2019: Finding deemed non-material, loan will be graded a B for all agencies.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.48% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 807 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 11.80 months reserves				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301267881	8e3f9be6-8cce-e911-abc7-f4e9d4a75a52	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	Lender's guidelines require 2 years IRS transcripts. Transcripts not provided.	09/06/2019: Please rescind. We are not using an income type that would require transcripts.	09/06/2019: Audit re-analyzed AUS (#14), and has determined that tax transcripts were not ordered per AUS. Condition rescinded.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.48% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 807 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 11.80 months reserves				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301280705	79ca131f-dc0a-475d-b69e-f6e6b07f056f	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing affiliated business disclosure	09/17/2019: please see attached which was included in original upload, pls rescind	09/17/2019: Audit review of Affiliated Business Disclosure, located on page 256, submitted is within three days of application date. Documentation submitted is deemed acceptable, condition rescinded.9/13/2019:Finding deemed non-material, loan will be graded a B for all agencies	Reserves are higher than guideline minimum UW Guides require X months reserves, loan qualified with 19.20 months reserves Years on Job Borrower has 5 years on job No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 51 months payment history with no late payments reported				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301280705	4814cbe2-29d6-e911-abc7-f4e9d4a75a52	3183		QM/Non-HPML		Compliance		Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.	The LE reflects an appraisal fee $XXX . The CD reflects an appraisal fee of $XXXX with no resulting CoC providing a bona fide reason for the fee increase Provide corrected change of circumstance with a bona fide reason as to why the there was an increase in the appraisal fee.	09/17/2019: please see attached COC reflecting appraisal fee of $XXXX, which was included in original upload, pls rescind. thank you	09/17/2019: Audit re-analyzed loan file, and has determined that COC's for Appraisal increase and Field Review requested were located on pages 424 and 437 within the original loan file. Condition rescinded.	Reserves are higher than guideline minimum UW Guides require X months reserves, loan qualified with 19.20 months reserves Years on Job Borrower has 5 years on job No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 51 months payment history with no late payments reported				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301280705	b232476b-6bd9-e911-abc7-f4e9d4a75a52	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	Tax transcripts for the borrower as required by the AUS was not provided.	9/17 XX: Please see attached	09/18/2019: Audit review of the XXXX tax transcript the Lender provided deem acceptable, condition cleared.	Reserves are higher than guideline minimum UW Guides require X months reserves, loan qualified with 19.20 months reserves Years on Job Borrower has 5 years on job No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 51 months payment history with no late payments reported				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301280705	d164452b-29d6-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file CU score is 2.8		09/17/2019: A CDA report reflecting a value $X,XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.	Reserves are higher than guideline minimum UW Guides require X months reserves, loan qualified with 19.20 months reserves Years on Job Borrower has 5 years on job No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 51 months payment history with no late payments reported				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301281065	58bb0877-b6d3-4a61-bdae-1a477ec0cccd	3295		QM/Non-HPML		Compliance		Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $X,XXX.XX a month vs. the calculated value of $X,XXX.XX a month. The lender used the incorrect amount for one of the following taxes,hazard insurance or HOA. (NOT IN ESCROW) Provide re-disclosed CD and letter of explanation.	09-16-19 XX Please see attachment	09-17-2019: Lender provided a post closing Closing Disclosure correcting the estimated taxes, insurance and Assessments to $X,XXX.XX a month and Letter of Explanation. Cure Post Close, Non-material per SFIG guidance, loan will be graded a B for all agencies.09/04/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301281065	ca2b567f-8ad5-4d05-acb4-38f0de6ca339	3250		QM/Non-HPML		Compliance		Information required for CD 'Loan Disclosures' section not completed, or completed in error	The final CD is missing required data under the Loan Disclosures section for the field titled Estimated Property Costs over Year 1. Provide re-disclosed CD and letter of explanation.	09-16-19 DI Please see attachment	09-17-2019: Lender provided a corrected CD reflecting the correct Estimated Property Costs over Year 1 along with letter of explanation, condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301281065	8f3ea575-18d3-45b4-ae60-7bbe014589ee	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		09/09/2019: Received attestation no affiliates. Condition cleared.09/04/2019: Finding deemed non-material, loan will be graded a B for all agencies					2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301268411	92ddb343-44da-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment
• The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information.   The item required in the second bullet point was not provided for Business #X, #X and #X reflected on the final loan application.
										09/20/2019: Please see attached.	09/20/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	CLTV is lower than guideline maximum UW Guides allow a maximum CLTV of 80%, loan qualified with a 68.75% CLTV. FICO is higher than guideline minimum UW Guides require a minimum FICO score of 700, loan qualified with a 765 FICO. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 7.6 months reserves.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301268411	17583e82-44da-e911-abc7-f4e9d4a75a52	724		QM/Non-HPML		Credit		Missing Documentation	Executed Home Equity Line of Credit (HELOC) closure letter reflecting HELOC was frozen and closed was not provided in the file.		09/23/2019: Received executed HELOC closure letter. Condition cleared.	CLTV is lower than guideline maximum UW Guides allow a maximum CLTV of 80%, loan qualified with a 68.75% CLTV. FICO is higher than guideline minimum UW Guides require a minimum FICO score of 700, loan qualified with a 765 FICO. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 7.6 months reserves.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301268411	5f3e4f6d-34da-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU risk score of 3.0.		09/24/2019: A CDA provided reflecting a value of $X,XXXX,XX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	CLTV is lower than guideline maximum UW Guides allow a maximum CLTV of 80%, loan qualified with a 68.75% CLTV. FICO is higher than guideline minimum UW Guides require a minimum FICO score of 700, loan qualified with a 765 FICO. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 7.6 months reserves.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301291433	80adb4b1-512c-4041-8ac7-fdf25fb5310f	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	Missing the X/XX/XXXX and XX/XX/XXXX CD’s reflected on E-Disclosure tracking history In file. Additional conditions may apply.	XX 9/12/2019 – Please see attached	09/13/2019: Lender provided Initial CD. Exception cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301297004	325571ad-8fae-424e-b807-6671de05d36e	3254		QM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The State/Contact St license ID of the Borrowers Real Estate Broker and Sellers Real Estate broker is missing. Provide re-disclosed CD and letter of explanation		09/11/2019: This finding is deemed non material per SFIG and graded a B for all agencies.	Reserves are higher than guideline minimum Loan qualified with 38.60 months reserves DTI is lower than guideline maximum Loan qualified with DTI of 41.30% CLTV is lower than guideline maximum Loan qualified with CLTV of 77.88%				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301297004	272d9de2-c9d4-e911-abc7-f4e9d4a75a52	7		QM/Non-HPML		Credit		Cash out amount greater than guideline maximum	Lender guidelines allow a maximum cash back of earnest money on a purchase, per final CD borrower received a cash out amount of $X,XXX.XX.	9/12/19 XX Please rescind this based on the CD on page 515 that shows the gift of equity was less and the borrower received "0" cash back.	09/16/2019: Audit reviewed Lenders response. PCCD in original file reflecting lower gift funds and borrower not receiving any funds back. Exception remains downgraded.09/11/2019: Post consummation CD provided within 30 days of discovery reflecting lower gift funds and borrower not receiving any funds back. Finding is downgraded and rated a B for all agencies.	Reserves are higher than guideline minimum Loan qualified with 38.60 months reserves DTI is lower than guideline maximum Loan qualified with DTI of 41.30% CLTV is lower than guideline maximum Loan qualified with CLTV of 77.88%				3	2	C	B	C	B	C	B	C	B	C	B	Acknowledged
301297004	0bf284a4-c6d4-e911-abc7-f4e9d4a75a52	724		QM/Non-HPML		Credit		Missing Documentation	The XXXXXX Anti-Predatory Lending Database Program requires additional actions for 1-4 unit owner occupied subject properties originated in XXXX, XXXX, XXXXX, and XXXX Counties. In order to record a mortgage in these counties, the mortgage must have either a Certificate of Compliance or a Certificate of Exemption.	XX 9/13/2019 – Please see attached	09/16/2019: Lender provided the XXXXXXX Anti-Predatory Lending Database Program. Exception cleared.	Reserves are higher than guideline minimum Loan qualified with 38.60 months reserves DTI is lower than guideline maximum Loan qualified with DTI of 41.30% CLTV is lower than guideline maximum Loan qualified with CLTV of 77.88%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301297004	086336ba-c6d4-e911-abc7-f4e9d4a75a52	2788		QM/Non-HPML		Credit		Missing Executed Personal Tax Returns	Guidelines require 2 years signed and dated personal tax returns with all schedules. Signed XXXX return or extension not provided.	9/12/19 XX Please rescind this condition. The XXXX extension is on page 119 of the upload.	09/16/2019: Audit reviewed Lenders response. Exception rescinded.	Reserves are higher than guideline minimum Loan qualified with 38.60 months reserves DTI is lower than guideline maximum Loan qualified with DTI of 41.30% CLTV is lower than guideline maximum Loan qualified with CLTV of 77.88%				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301272431	664a0db8-10d4-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided, CU score is 4.0.		09/12/2019: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301290536	83d1853c-2dd6-e911-abc7-f4e9d4a75a52	724		QM/Non-HPML		Credit		Missing Documentation	Missing executed HELOC Request to Close Line of Credit Account from borrowers so that no further advances against it can be made.	9/17 XX: Please see attached	09/18/2019: Lender provided HELOC closure letter. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 725 Years on Job Borrower has 7 years on job CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 68.28%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301290536	52ce356e-2cd6-e911-abc7-f4e9d4a75a52	2788		QM/Non-HPML		Credit		Missing Executed Personal Tax Returns	Per Appendix Q 2 years signed and dated personal tax returns with all schedules required when commission income is greater than 25% of borrowers annual income from commissions. XXXX and XXXX returns in file are not signed. Signed returns required in order for loan to be classified as a Qualified Mortgage.	9/17 xx: Please see attached	09/18/2019: Lender provided executed signature pages for XXXX and XXXX tax returns. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 725 Years on Job Borrower has 7 years on job CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 68.28%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301290536	ceb6ede1-2cd6-e911-abc7-f4e9d4a75a52	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	Tax Transcript not provided as required by DU for XXXX and XXXX. Additional conditions may apply.	9/16/19 CP: Please rescind. Per the AUS findings transcripts were never ordered for this file and they are not required due to using paystub/w2 income	09/17/2019: Received updated guidance from Client. Tax transcripts are not required if not utilized in AUS findings. Condition Cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 725 Years on Job Borrower has 7 years on job CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 68.28%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301280703	1a34bb01-7793-47d4-92fb-a2fcd3a8883f	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure	9/17 XX please see attached, pls clear	09/18/2019: Lender provided attestation. Condition cleared.09/16/2019: Non material will be graded a B	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 774 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 60 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.54%				2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301280703	61aa068a-b2d8-e911-abc7-f4e9d4a75a52	2791		QM/Non-HPML		Credit		Missing YTD Profit & Loss	Missing YTD XXXX P&L Statement for 1099 income reported on XXXX tax return. Per appendix Q, both Profit & Loss Statement is required in order for the loan to be classified as a Qualified Mortgage.	TH 9/19/19: Please rescind. This would not be considered self employment income because the borrower does not file this as self employment income. They file it as other income so we would not be required to follow self employment requirements. TH 9/17/19: Please rescind. Please see page 388 showing the XXXX YTD P&L.	09/20/2019: Audit reviewed Lender's response and has determined the borrower's 1099 income is filed under other income and not self-employment; therefore, would not require a P&L and Balance Sheet. Condition rescinded.09/18/2019: Audit reviewed Lender's response; however, the document referenced by Lender on page 388 of loan file is not a P&L. Condition remains.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 774 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 60 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.54%				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301293547	ad2cbdda-fe62-4986-8623-5ff901cafae5	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure	09-12-2019 DI Please see attachment	09/13/2019: Lender provided Loan specific attestation. Exception cleared.9/9/2019: Finding deemed non-material, loan will be graded a B for all agencies.					2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301293547	57349be3-933c-4ea2-b5af-6cfef6c5e8fd	1665		QM/Non-HPML		Compliance		Missing Special Information Booklet / Home Loan Toolkit	Missing Special Information Booklet / Home Loan Toolkit	09-13-19 DI Please see attachment	09-16-2019: Lender provided the Home Loan Toolkit dated same date as application date, condition cleared.9/9/2019: Finding deemed non-material, loan will be graded a B for all agencies.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301282178	860f3f1d-40d6-e911-abc7-f4e9d4a75a52	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The Document Preparation (Warranty Deed) fee paid to reflected in section H of the final Closing Disclosure should be reflected in section B. No Cure.	09-18-19 XX Explanation from the Broker - The Warranty Deed doc prep is always an optional fee and thus must remain in box H. I would not be able to move to box B.	09/20/2019: Per Compliance, clear Rated as A. Condition cleared.09/19/2019: Escalated to Compliance for further review9/13/19: Non-material per SFIG guidance, loan will be graded a B for all agencies.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.19% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 7 months reserves. FICO is higher than guideline minimum UW Guides require a minimum FICO score of 700, loan qualified with a 746 FICO.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301282178	971b14c7-98d5-e911-abc7-f4e9d4a75a52	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	Tax Transcript not provided as required by DU.	9/16/19 XX: Please rescind. Per the AUS findings transcripts were never ordered on this file. They are also not required due to using paystub/w2 income to qualify	09/16/2019: Audit reviewed Lenders response. Exception rescinded.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.19% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 7 months reserves. FICO is higher than guideline minimum UW Guides require a minimum FICO score of 700, loan qualified with a 746 FICO.				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301298088	bb8ccd19-03ea-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	AUS (DU) require a VVOE within 10 business days prior to the note date. The VVOE is greater than 10 days prior to note date but < 30 days.		10.08.19: Variance to DU feedback/guideline approved for lender by XXX. Exception will be graded a B for all agencies.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 157.50 months reserves CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 42.86% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 18.07%				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301298088	0a97f056-03ea-e911-abc7-f4e9d4a75a52	840		QM/Non-HPML		Credit		Failure to Obtain Hazard Insurance Declaration	Hazard Insurance effective date is after consummation date.	10/11/2019: please see attached	10/15/2019: Lender provided same Hazard Insurance with effective date after consummation date. Exception remains downgraded.10.8.19: Any liability or issue that may potentially exist would fall on the original creditor and not necessarily fall on an assignee, as insurance coverage is in fact in place on the transaction, and provided that the coverage is sufficient. Finding deemed non-material, loan will be graded a B for all agencies.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 157.50 months reserves CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 42.86% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 18.07%				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301289486	95ce9acb-ded5-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	XX 9/13/19: Please see attached.	09/16/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Exception cleared.	LTV is lower than guideline maximum Loan qualifid with LTV of 42.74% Disposable Income is higher than guideline minimum Loan qualified with $9,758.02 in disposable income Years Self Employed Borrpower self employed over 10 years.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301289486	623b59e2-ded5-e911-abc7-f4e9d4a75a52	854		QM/Non-HPML		Credit		Failure to obtain Lease Agreements	Missing current lease/rental agreement for rental property B and C located on XXXX Schedule E part I. Per appendix Q, both IRS Form 1040 Schedule E and a current lease/rental agreement is necessary to verify all consumer rental income; in order for the loan to be classified as a Qualified Mortgage. Additional Conditions may apply.	TH 9/13/19: Please rescind. Please see page 455 for the lease agreement for property B. Also note that we are not using rental income for property C on the XXXX personal returns.	09/16/2019: Audit reviewed Lenders response. Exception rescinded.	LTV is lower than guideline maximum Loan qualifid with LTV of 42.74% Disposable Income is higher than guideline minimum Loan qualified with $9,758.02 in disposable income Years Self Employed Borrpower self employed over 10 years.				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301289486	3e6f89ad-dfd5-e911-abc7-f4e9d4a75a52	724		QM/Non-HPML		Credit		Missing Documentation	Per Appendix Q, seasoned month to month lease needs to be accompanied with 24 mos verification of receipt of rental income. 24 mos receipt was not provided for both Property A on XXXX Schedule E Part I.	XX 9/13/19: Please rescind. Please see page 497 showing that the term for the lease has been extended for a year.	09/16/2019: Audit reviewed Lenders response. Exception rescinded.	LTV is lower than guideline maximum Loan qualifid with LTV of 42.74% Disposable Income is higher than guideline minimum Loan qualified with $9,758.02 in disposable income Years Self Employed Borrpower self employed over 10 years.				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301289486	337a322a-dfd5-e911-abc7-f4e9d4a75a52	1688		QM/Non-HPML		Credit		Missing Evidence of Taxes and Insurance	Evidence of insurance for property #3 and #4 on the final application not provided.	TH 9/13/19: Please rescind. Please see page 120 showing the tax bill for XXXX X XXXXX XXX. Also See page 108 showing property # 4 on the loan application is a commercial property held in an LLC . We would not be required to count this against the borrower.	09/16/2019: Audit reviewed Lenders response. Exception rescinded.	LTV is lower than guideline maximum Loan qualifid with LTV of 42.74% Disposable Income is higher than guideline minimum Loan qualified with $9,758.02 in disposable income Years Self Employed Borrpower self employed over 10 years.				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301289486	63604e67-dfd5-e911-abc7-f4e9d4a75a52	2793		QM/Non-HPML		Credit		Missing K-1	Missing XXXX K-1s for Business E & F on XXXX Schedule E Part II. Additional conditions may apply.
TH 10/3/19: Please rescind. Agency guidelines state that if you are using income from a K-1 with less than 25% ownership then we must have two years K-1s. We are not using this income to qualify. 10/1/19: Please rescind. The borrower is less than 25% owner in the most recent tax year full business returns for the prior year and K-1 would not be required. TH 9/18/19: Please rescind. Appendix Q states that we would require two years of returns for businesses where the borrower has over 25% ownership. In the most recent tax year they have less than 1% ownership in these businesses. This documentation would not be required. TH 9/13/19: Please rescind the borrower is less than 25% owner in both businesses.

10/08/2019:  Audit consulted with management and has determined since Schedule E statement 6 reflects positive income that was not used, K-1 is not required.  Condition rescinded.  10/04/2019: Audit reviewed Lenders response, however; please provide XXXX K1's for Business E & F (If XXXX K1's have 25% or greater ownership please provide signed business returns). Exception remains.10/02/2019:  Audit reviewed lender’s rebuttal and disagrees. Per Agency guidelines, two years’ personal tax returns and two years’ K-1s are required for borrowers with less than 25% ownership.  Condition remains.09/16/2019: Audit reviewed Lenders response, however; please provide XXXX K1's for Business E & F. (Note: XXXX K1's in file. If XXXX K1's have 25% or greater ownership please provide signed business returns). Exception remains.09/16/2019: Audit reviewed Lenders response, however; please provide K1's for Business E & F. Exception remains.
												LTV is lower than guideline maximum Loan qualifid with LTV of 42.74% Disposable Income is higher than guideline minimum Loan qualified with $9,758.02 in disposable income Years Self Employed Borrpower self employed over 10 years.				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301294568	ab8dd612-96cd-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided for borrowers.	9/4/19 XX: Please see attached	09/05/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Exception cleared.	LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 64.29% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 722 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 48 months payment history with no late payments reported				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301294568	18404254-71ce-e911-abc7-f4e9d4a75a52	1667		QM/Non-HPML		Credit		Missing HUD from sale of other property owned	Missing Final Hud-1 from property 4 Sch E XXXX 1040's evidencing liens paid was not provided. Copy in file is marked "draft, un-unsigned copy. Additional conditions may apply.	9/4/19 XX: Please see attached property profile report verifying that the borrowers sold the property in XXXX.	09/05/2019: Lender provided property detail report verifying property 4 on Sch E XXXX 1040's sold. Exception cleared.	LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 64.29% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 722 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 48 months payment history with no late payments reported				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301294568	785cfe4c-6dce-e911-abc7-f4e9d4a75a52	914		QM/Non-HPML		Credit		Missing income documentation	Per Appendix Q, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years; for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules and year to date profit and loss (P&L) statement and balance sheet. File is missing XXXX`` YTD P&L and Balance sheet for borrower's schedule C business.	9/30 XX: See attached	10/01/2019: Lender provided XXXX P&L and Balance Sheet. Condition cleared.	LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 64.29% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 722 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 48 months payment history with no late payments reported				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301286095	e38c558c-6cd8-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	Missing Appraisal Review.		09/16/2019: A CDA report reflecting a value $X,XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301290594	cce26e6c-32d3-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	Guidelines require a VVOE within 10 business days prior to the note date. The VVOE is greater than 10 days prior to note date	09/11/2019: Please rescind VVOEs are good for 30 days.	09/11/2019: Variance to DU feedback/guideline approved for lender by XXX. Exception will be graded a B for all agencies.09/09/2019: Variance to DU feedback/guideline approved for lender by XXX	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.28% FICO is higher than guideline minimum UW Guides require FICO of 700, qualified with FICO of 792 Years on Job Borrower has 10.5 years on job				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301290594	7140ed96-32d3-e911-abc7-f4e9d4a75a52	724		QM/Non-HPML		Credit		Missing Documentation	Missing evidence the address of XXXX XXXXX XXXXX as referenced on the lease agreement(page 639)is the same property and lease (page 619)as REO #2 on final 1003. Additional Conditions may apply	09/11/2019: Please see attached showing that these would be the same property.	09/11/2019: Audit researched county tax records, and has determined that property listed on page 639 is NOT owned by the borrower. No other documentation is required. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.28% FICO is higher than guideline minimum UW Guides require FICO of 700, qualified with FICO of 792 Years on Job Borrower has 10.5 years on job				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301290594	9469dd33-33d3-e911-abc7-f4e9d4a75a52	1693		QM/Non-HPML		Credit		Missing LOE	Missing LOE regarding LLC title ownership of REO #5 on Final 1003. Additional conditions may apply.	09/11/2019: Please rescind. We would not require an LOX for this property. The borrower is personally obligated on the mortgage provide and we are hitting them with all of the payments associated with this property and not using any rental income.	09/11/2019: Audit researched county tax records, and has determined that said REO is owned by the borrower and included in the DTI. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.28% FICO is higher than guideline minimum UW Guides require FICO of 700, qualified with FICO of 792 Years on Job Borrower has 10.5 years on job				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301286101	ff5d89f6-3d1c-4bd7-bd80-29579efa1b08	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure	9/12 XX please see attached, pls clear	09/13/2019: Lender provided Loan specific attestation. Exception cleared.09/10/2019: Finding deemed non-material, loan will be graded a B for all agencies					2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301286101	5682c60c-06d4-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU risk score of 2.6.		09/12/2019: The AVM report value of $XXX,XXX to appraisal value of $XXX,XXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301293591	7aacff28-c6d0-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	9/9/19 CP: Please see attached	09/10/2019: Audit reviewed evidence for VOB document source and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.28% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 764 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 50.40 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301293590	41d4b977-04d4-e911-abc7-f4e9d4a75a52	3174		QM/Non-HPML		Compliance		Incorrect disclosure of Origination Charges - Section A	The MERs fee in section A of the final Closing Disclosure is missing the name of the service provider and should be reflected in Section B. Provide corrected CD and LOE to the borrower.		09/10/2019: A Post Close CD moved the MERS fee and LOE. The loan will be rated a B for all agencies.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 774 Years in Field Borrower has 18 years in Field DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 23.60%				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301293590	bb557d81-fd69-4a49-adbd-f90c4b11e2a5	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		09/12/2019: Received attestation no affiliates. Condition cleared.09/10/2019: Finding deemed non-material, loan will be graded a B for all agencies	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 774 Years in Field Borrower has 18 years in Field DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 23.60%				2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301293590	2ef7bd1a-04d4-e911-abc7-f4e9d4a75a52	2880		QM/Non-HPML		Compliance		Missing HUD Homeownership Organization Counseling Disclosure	Missing HUD Homeownership Organization Counseling Disclosure.	9/13 RF Please see attached, pls clear	09/13/2019: Lender provided HUD counseling disclosure within 3 days of application. Exception cleared.09/12/2019: The HUD Homeownership Organization Counseling Disclosure and the list of agencies are required. Missing the list of agencies. Condition remains non-material. Loan will be rated a B for all agencies.09/10/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 774 Years in Field Borrower has 18 years in Field DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 23.60%				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301293590	77682706-18af-41a7-a3b8-63cd8f86bc90	3165		QM/Non-HPML		Compliance		Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	WLSP is not found in the file. No Cure - Missing document not provided.		09/12/2019: Received evidence Borrower was provided the WLSP within 3 days of application date. Condition cleared.09/10/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 774 Years in Field Borrower has 18 years in Field DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 23.60%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301293590	e07c9861-fed3-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	Guidelines require a VVOE within 10 business days prior to the note date. The VVOE is missing.	9/13 CP: Please see attached9/12/19 XX: Please see attached. UWM has a variance that allows for VVOE's to be dated within 30 days	09/13/2019: Lender provided Name and Title of employee that obtained the VVOE. Exception cleared.09/13/2019: Lender provided VVOE greater than 10 days and less than 30 days from note, however; please provide employees Name and Title that obtained the VVOE. Exception remains.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 774 Years in Field Borrower has 18 years in Field DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 23.60%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301293590	8a9202d2-00d4-e911-abc7-f4e9d4a75a52	21		QM/Non-HPML		Credit		Failure to Obtain Final Application (1003)	A final application executed by the borrower was not provided.	9/12 XX: Please see attached	09/13/2019: Lender provided final application. Exception cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 774 Years in Field Borrower has 18 years in Field DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 23.60%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301293590	20c3ff33-e1d3-e911-abc7-f4e9d4a75a52	16		QM/Non-HPML		Credit		Failure to obtain Flood Certificate	Life of loan Flood Certificate not provided.		09/12/2019: Received acceptable life of loan flood certificate. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 774 Years in Field Borrower has 18 years in Field DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 23.60%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301293590	5d974841-efd3-e911-abc7-f4e9d4a75a52	2770		QM/Non-HPML		Credit		Failure to Obtain Title Commitment / Title Insurance	A Copy of Title for the subject property was not provided.		09/12/2019: Received acceptable title commitment. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 774 Years in Field Borrower has 18 years in Field DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 23.60%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301293590	6497493c-00d4-e911-abc7-f4e9d4a75a52	915		QM/Non-HPML		Credit		Missing asset documentation	Lender's guidelines required 2 months' bank statements, 2 months' investor portfolio statements, 2 months' 401K or other retirement account statements, terms and conditions of withdrawal from 401k if Borrower < 59 1/2 years old and verification of the down payment for a purchase. The loan file is missing statements for accounts #1 and #2 listed on the loan application. Additional conditions may apply.	9/12 XX: please see attached. This was the only account references in the final AUS run. The borrower also need $XXXX to close and this account more than covers that	09/13/2019: Lender provided 2 months bank statements. Exception cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 774 Years in Field Borrower has 18 years in Field DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 23.60%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301293590	e7d0d8b1-00d4-e911-abc7-f4e9d4a75a52	909		QM/Non-HPML		Credit		Missing AUS results	Missing final AUS results.	9/12 XX: Please see attached	09/13/2019: Lender provided complete AUS. Exception cleared.09/12/2019: Received AUS findings. However, page 12, item #36 is missing. Condition remains.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 774 Years in Field Borrower has 18 years in Field DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 23.60%				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301293590	ad2dd2d1-02d4-e911-abc7-f4e9d4a75a52	724		QM/Non-HPML		Credit		Missing Documentation	The initial 1003 reflects the borrower has prior SE income. Additional conditions may apply.	9/12/19 XX: Please see attached	09/13/2019: Lender provided XXXX/XXXX 1040's, 112S, K1's and YTD P&L and Balance sheet. Exception cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 774 Years in Field Borrower has 18 years in Field DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 23.60%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301293590	bafd5bda-05d4-e911-abc7-f4e9d4a75a52	1689		QM/Non-HPML		Credit		Missing Evidence of HOA Fees	Evidence of HOA fees for property #2 and #3 on the loan application. Additional conditions may apply.	9/12 XX: please see attached	09/13/2019: Lender provided Taxes, Insurance and HOA for property #2 & #3. Exception cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 774 Years in Field Borrower has 18 years in Field DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 23.60%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301293590	3cb86faf-05d4-e911-abc7-f4e9d4a75a52	1687		QM/Non-HPML		Credit		Missing Evidence of Property Taxes	Evidence of property taxes for property #2 and 3 and evidence of insurance for property #2 on the loan application not provided. Additional conditions may apply.	9/12 XX: please see attached	09/13/2019: Lender provided Taxes, Insurance and HOA for property #2 & #3. Exception cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 774 Years in Field Borrower has 18 years in Field DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 23.60%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301293590	a1d230af-01d4-e911-abc7-f4e9d4a75a52	914		QM/Non-HPML		Credit		Missing income documentation	The Borrower's income is required to be documents with the most recent pay stub and 2 years W2's or Standard Verification of Employment (1005. The file is missing all income documentation. Additional conditions may apply.	9/12 CP: Please see attached	09/13/2019: Lender provided pay stubs and WVOE. Exception cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 774 Years in Field Borrower has 18 years in Field DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 23.60%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301293590	2a98ec09-60d5-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	Added 09/12/2019: Received AUS findings reflecting 3.2 CU Score. A CDA report is required.		09/18/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 774 Years in Field Borrower has 18 years in Field DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 23.60%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301293590	9c664cb7-e0d3-e911-abc7-f4e9d4a75a52	9		QM/Non-HPML		Property		Appraisal not provided	Appraisal not provided.		09/12/2019: Received acceptable appraisal. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 774 Years in Field Borrower has 18 years in Field DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 23.60%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301286585	b38a600c-02d0-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	An employment verification dated within 10 days of the note date is required by lender's guidelines was not provided for the borrower. VVOE provided in the loan file is greater than 10 days of the note date.		09/05/2019: Variance to DU feedback/guideline approved for lender by XXX. Exception will be graded a B for all agencies.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.90% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 754 Years on Job Borrower has 8 years on job				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301286585	1f6c1168-0acf-e911-abc7-f4e9d4a75a52	724		QM/Non-HPML		Credit		Missing Documentation	Executed Home Equity Line of Credit (HELOC) closure letter reflecting HELOC was frozen and closed was not provided in the file.	XX 10/2/19: Please see attached.	10/03/2019: Audit review of the signed and dated HELOC Closure Letter stating HELOC was frozen and closed is deemed acceptable, condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.90% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 754 Years on Job Borrower has 8 years on job				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301289485	abe21427-1ada-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU score 3.	09/19/2019: CDA	09/19/2019: A CDA provided reflecting a value of $XXX,XXX.XX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301286583	915d114d-c1f3-494d-aaf2-49104bceee9c	3340		QM/Non-HPML		Compliance		Estimated Taxes,Insurance & Assessments "Other" is checked but no description was provided.	The Estimated Taxes, Insurance & Assessments section's "Other" box, on the CD is not checked and the homeowners association dues description was not provided in the description section. (IN ESCROW: Provide a Letter of Explanation, Proof oF Delivery, Re-open Rescission if Applicable, and Disclose the Correct Information.)	9/18 XX please see attached, pls clear	09/19/2019: Lender provided LOE, Mailing label and PCCD with HOA description updated in The Estimated Taxes, Insurance & Assessments section's "Other" box. Exception downgraded.	Reserves are higher than guideline minimum UW Guides require zero months reserves, loan qualified with 134.60 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 770 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 75%				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301286583	02862ae2-7e18-4507-bdeb-1c96acfd6de1	1677		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing affiliated business disclosure.	09/16/2019: please see attached, pls clear	09/16/2019: Audit review of attestation statement regarding no Affiliated Businesses is deemed acceptable, condition cleared. 9/12/19:Finding deemed non-material, loan will be graded a B for all agencies	Reserves are higher than guideline minimum UW Guides require zero months reserves, loan qualified with 134.60 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 770 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 75%				2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301286583	bba4a057-53d5-e911-abc7-f4e9d4a75a52	2654		QM/Non-HPML		Credit		Missing Verification of Taxes and Insurance amounts for Rental Property	Missing hazard insurance amounts for REO #3 listed on the final loan application.	9/17/19: Please rescind. This property is free and clear HOI would not be required on this property.	09/18/2019: Audit reviewed lender's rebuttal and property report. Property is vacant land, insurance not required. Condition rescinded.	Reserves are higher than guideline minimum UW Guides require zero months reserves, loan qualified with 134.60 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 770 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 75%				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301293870	66ba399b-1fd0-e911-abc7-f4e9d4a75a52	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	Lender's guidelines require 2 years IRS transcripts. XXXX Transcripts not provided.	9/11/19 XX: Please rescind. Only the most recent year of transcripts are required for this loan program	09/12/2019: Audit reviewed the XXXX Tax Transcript evidence located on page 301 and has determined AUS item #16 was fulfilled. Condition rescinded.	Years on Job Borrower has 29 years on job Reserves are higher than guideline minimum UW Guides required no months reserves, loan qualified with 93.80 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, qualified with FICO of 754.				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301287022	256e3106-0ed4-452f-a518-985ad5fd1935	1608		QM/Non-HPML		Compliance		Loan Late Charge Parameters Exceeds State Thresholds	5% > 3.13% maximum late fee permitted by the State of XXXXXX with a loan payment of $X,XXX.XX. The maximum late fee permitted in XXXXX is $XXX - resulting in a 3.13% maximum late charge threshold for this loan.	10/17/2019: please see attached	10/17/2019: Audit reviewed the unilateral letter to the borrower, as well as evidence of shipment for evidentiary purposes, and has determined that the document states that the Lender will not charge late fees in excess of the state limitations. Documentation submitted is deemed acceptable. Loan will be rated B.					3	2	C	A	C	A	D	B	C	A	C	A	Cleared
301294567	cd6b15c8-2ecf-e911-abc7-f4e9d4a75a52	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	Home Warranty Fee in Section H of the final Closing Disclosure does not reflect the word "Optional". Provide re-disclosed CD and letter of explanation. No Cure.		09/12/2019: Original loan file contains a post consummation CD correcting Section H. Condition cleared. Loan will be rated a B for all agencies.09/04/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301287050	da7b7d83-239f-412b-9681-fbc9ac045639	3169		QM/Non-HPML		Compliance		Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	When factoring the mailbox rule/presumed receipt, please use "Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)".	10-16-19 DI Please see attachment	10/17/2019: Lender provided CD dated XX/XX/XXXX. Condition cleared.	Full Documentation Full documentaiton loan FICO is higher than guideline minimum The loan quialified with a 792 DTI is lower than guideline maximum The borrower qualifed with a DTI of 33.5%				3	1	C	A	C	A	D	A	C	A	C	A	Cleared
301287050	1db2361f-75ef-e911-94d7-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	Failure to obtain 3rd party verification of employment: Guidelines require a VVOE within 10 business days prior to the note date. The VVOE for both borrower and co-borrower are > 10 days < 30 days.	TH 10/16/19: Please rescind verbals are good for 30 days.	10/17/2019: Audit reviewed lenders response and has determined there is a Variance to DU feedback/guideline approved for lender by XXX. Non-material finding, loan will be graded a B for all agencies.	Full Documentation Full documentaiton loan FICO is higher than guideline minimum The loan quialified with a 792 DTI is lower than guideline maximum The borrower qualifed with a DTI of 33.5%				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301287050	92ad6835-75ef-e911-94d7-f4e9d4a75ba2	2790		QM/Non-HPML		Credit		Missing Balance Sheet	Missing current XXXX Balance Sheet for Schedule C Business of XXXX tax return. Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.	XX 10/16/19: Please rescind. Please see page 285.	10/17/2019: Audit reviewed lenders response and has determined the P&L and Balance Sheet was in the loan file. Condition rescinded.	Full Documentation Full documentaiton loan FICO is higher than guideline minimum The loan quialified with a 792 DTI is lower than guideline maximum The borrower qualifed with a DTI of 33.5%				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301287050	29ba597d-75ef-e911-94d7-f4e9d4a75ba2	2791		QM/Non-HPML		Credit		Missing YTD Profit & Loss	Missing YTD XXXX P&L Statement for Schedule C Business of XXXX tax return. Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.	XX 10/16/19: Please rescind. Please see page 285.	10/17/2019: Audit reviewed lenders response and has determined the P&L and Balance Sheet was in the loan file. Condition rescinded.	Full Documentation Full documentaiton loan FICO is higher than guideline minimum The loan quialified with a 792 DTI is lower than guideline maximum The borrower qualifed with a DTI of 33.5%				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301289499	ea2cb3b3-dad0-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	Guidelines require a VVOE within 10 business days prior to the note date. The VVOE greater than 10 days prior to note date.		09/06/2019: Variance to DU feedback/guideline approved for lender by XXX. Exception will be rated a B for all agencies.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 747. DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.12%. Years in Field Borrower has 10 years in field.				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301289499	fef3f08d-20d0-e911-abc7-f4e9d4a75a52	724		QM/Non-HPML		Credit		Missing Documentation	The XXXXXXXX Anti-Predatory Lending Database Program requires additional actions for 1-4 unit owner occupied subject properties originated in XXXX, XXXX, XXXX, and XXXX Counties. In order to record a mortgage in these counties, the mortgage must have either a Certificate of Compliance or a Certificate of Exemption.			FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 747. DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.12%. Years in Field Borrower has 10 years in field.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301291432	c2405854-5dd3-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	Guidelines require a VVOE within 10 business days prior to the note date. The VVOE is greater than 10 days prior to note date		09/10/2019: Variance to DU feedback/guideline approved for lender by XXX. Exception will be graded a B for all agencies.	FICO is higher than guideline minimum UW Guides require FICO of 700, qualified with FICO of 7804 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.40% CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 36.30%				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301291432	a1e5bf0e-d5d0-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in file. CU Risk 2.9		09/10/2019: A CDA report reflecting a value $X,XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, qualified with FICO of 7804 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.40% CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 36.30%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301295544	8686e6d8-1354-4588-be00-f257eba24259	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure	9/17 XX please see attached, pls clear	09/18/2019: Lender provided attestation. Condition cleared.09.14.19 : This finding is deemed non-material with a final grade of a B	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 3 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 773 Years Self Employed Borrower has 4 years in Field				2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301295544	fb2d7ecb-b4d8-e911-abc7-f4e9d4a75a52	724		QM/Non-HPML		Credit		Missing Documentation	The appraiser reflected the subject property is in a PUD with a monthly fee of $XX.XX. The mortgage does not contain a PUD Rider or addressed by the lender. Please have the appraiser verify the subject is in a PUD. Additional conditions may apply.			Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 3 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 773 Years Self Employed Borrower has 4 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301289326	8ccd81f2-72eb-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided.	10/15/2019: CDA	10/15/2019: A CDA provided reflecting a value of $XXX,XXX.XX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.	General Comp Factor 1 General Comp Factor 1				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301291431	7b3d11f3-63c1-447b-8f13-838c630f4f95	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.	KB 9/25/2019 – Please see attached	09/26/2019: Lender provided loan specific attestation. Exception cleared.9/24/19: Finding deemed non-material, loan will be graded a B for all agencies.					2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301291431	3be7df77-f3de-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA Report not provided. CU Risk Score 4.	09/25/2019: CDA	09/25/2019: A CDA provided reflecting a value of $XXX,XXX.XX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301290744	83514618-38d6-e911-abc7-f4e9d4a75a52	914		QM/Non-HPML		Credit		Missing income documentation	Guidelines required a VVOE within 30 days of the initial loan application date. The Borrower's pay stub is dated XX/XX/XXXX and the Co-Borrower's annuity statement is dated XX/XX/XXXX which are both over 30 days from the initial loan application date of XX/XX/XXXX.	09/17/2019: Please rescind. VVOE's can be completed within 30 days of the note date per UWM's variance. There is also no need for a VVOE for pension income. Also per XXXX guidelines, income documents do not expire until 4 months after the note date	09/17/2019: Variance to DU feedback/guideline approved for lender by XXX. Exception will be graded a B for all agencies.09/13/2019: Variance to DU feedback/guideline approved for lender by XXX. Exception will be graded a B for all agencies.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 753 Reserves are higher than guideline minimum UW Guides require 2 months reserves, loan qualified with 36.20 months reserves Years on Job Borrower has 10 years on job				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301290744	0c4cee43-4ad6-e911-abc7-f4e9d4a75a52	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	Transcripts not provided for the Co-Borrower.	09/17/2019: Please see attached	09/17/2019: Audit reviewed the XXXX Tax Transcripts, and has determined that AUS item #18 was validated by said documentation submitted. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 753 Reserves are higher than guideline minimum UW Guides require 2 months reserves, loan qualified with 36.20 months reserves Years on Job Borrower has 10 years on job				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301290744	3d9486ec-31d6-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU score of 2.9.		09/16/2019: A CDA report reflecting a value $XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 753 Reserves are higher than guideline minimum UW Guides require 2 months reserves, loan qualified with 36.20 months reserves Years on Job Borrower has 10 years on job				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301293545	ff6389e3-c4d0-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	Verification of the borrower’s business must be obtained within 30 calendar days prior to the note date via the following a third party verification, such as a CPA letter, VOE with the CPA or regulatory agency/applicable licensing bureau. Additional findings may apply.		09/10/2019: Audit reviewed evidence for VOB document source and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 10.50 months reserves Current Mortgage Payment is lower than previous payment Refinance reduces payment by $978 Years Self Employed Borrower self-employed 6 years				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301290533	2b20dbcb-3fcf-e911-abc7-f4e9d4a75a52	3181		QM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	An Appraisal report fee was not reflected in Section B of the final CD despite evidence of an appraisal in the file.	09-10-19 XX Please see attachment. Please see the highlighted on section B where it was paid by the Lender. Please clear condition09-09-19 XX The correct CD was uploaded into the portal with issue date of XX/XX/XXXX where the correction was made. Please clear condition.	09/10/2019: Audit reviewed lender's response and had determined the PCCD provided reflects appraisal fee paid by lender in section B. Non-material per SFIG guidance, loan will be graded a B for all agencies.09/10/2019: Audit reviewed Lender's response and has determined the CD dated XX/XX/XXX was in the loan file; however, it does not reflect an appraisal fee in section B. Condition remains. Non-material per SFIG guidance, loan will be graded a B for all agencies.09/04/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 769 LTV is lower than guideline maximum UW Guides maximum LTV of 90%, loan qualified with LTV of 73.09% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.21%				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301290533	1b6eed15-8505-4964-b9af-c1cccd6b1524	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.	09-10-19 XX Please see attachment	09/10/2019: Lender provided attestation. Condition cleared.09/04/2019: Finding deemed non-material, loan will be graded a B for all agencies	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 769 LTV is lower than guideline maximum UW Guides maximum LTV of 90%, loan qualified with LTV of 73.09% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.21%				2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301290556	434ffe06-a5e0-e911-abc7-f4e9d4a75a52	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	Rescindable transactions require that the Closing Disclosure must be given separately to each consumer who has the right to rescind under TILA (see § 1026.23). Although the Initial CD dated XX/XX/XXXX was mailed to the XXXXXXXXXXXXX XXXXXX, there is no evidence that a separate Initial CD was mailed to the borrower.	10-10-19 XX Please see attachment10-08-19 XX Please see attachment	10/11/2019: Audit reviewed the initial CD dated XX/XXX/XXXX signed and dated by the Borrower and deemed acceptable (Borrower's signature very faint at the bottom of the document). Condition cleared.10/10/2019: Audit reviewed Lenders response, however; please provided Initial CD for the borrower (Note: Initial CD in file is for the XXXXXXX only). Exception remains.	Years in Primary Residence Borrower has resided in subject for 30 years Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 34.70 months reserves Years Self Employed Borrower has 9.7 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301290556	ffb36227-8fe0-e911-abc7-f4e9d4a75a52	822		QM/Non-HPML		Credit		Assets are not sourced/seasoned	The statement for account #X on final application reflects a deposit of $XX,XXX.XX on XX/XX/XXXX. There is no evidence in the file documenting the source of the deposit.	9/27/19 XX: Please rescind. This is a refinance so large deposits would not have to be documented	09/30/2019: This is a XXXXXXXXXXXX loan. Per Agency guidelines, for refinance transactions, documentation or explanation for large deposits is not required; however, the lender remains responsible for ensuring that any borrowed funds, including any related liability, are considered. Condition rescinded.	Years in Primary Residence Borrower has resided in subject for 30 years Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 34.70 months reserves Years Self Employed Borrower has 9.7 years Self Employed				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301290556	dd188fc9-a4e0-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	• The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	9/30/19 XX: Please rescind. The 1120 business (XXXXXX XXXXX) is not using any positive income to qualify so a VOB would not be required	10/01/2019: Audit reviewed Lender's response and has determined income from XXXXXX was the only income that was used in qualification which the VOB and internal screenshot was provided from XXXXXX. The VOB for the other business would not be required. Condition cleared. 09/30/2019: Audit reviewed evidence for VOB document source for Schedule E II, business C, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Borrower is also 50% owner of 1120 Corporation. Verification for this business was not provided. Condition remains.	Years in Primary Residence Borrower has resided in subject for 30 years Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 34.70 months reserves Years Self Employed Borrower has 9.7 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301290556	dc4eefca-8ce0-e911-abc7-f4e9d4a75a52	23		QM/Non-HPML		Credit		Failure to obtain Credit Report	Failure to obtain Credit Report. A credit report for the Borrower was not provided.	9/30 CP: See attached09-27-19 XX A Credit Report with 27 pages was uploaded into the XXX portal. Please clear condition	10/01/2019: Lender provided credit report. Condition cleared.09/30/2019: Audit reviewed lender's rebuttal and disagrees. The only documents uploaded to XXXXXXXXXXXXX are the CDA and verification of business. Condition remains.	Years in Primary Residence Borrower has resided in subject for 30 years Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 34.70 months reserves Years Self Employed Borrower has 9.7 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301290556	b4d9def4-8ce0-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU risk score of 2.7.		09/27/2019: A CDA report reflecting a value $X,XXX,XXX.XX, which is a 8.9% variance, was provided. Variance within acceptable tolerance. Condition Cleared.	Years in Primary Residence Borrower has resided in subject for 30 years Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 34.70 months reserves Years Self Employed Borrower has 9.7 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301290743	35b89f1e-6e87-4212-88d6-ead3292ed393	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure. If the lender is not affiliated with any other businesses, please provide an attestation stating such.	9/17 XX please see attached, pls clear	09/17/2019: Audit review of attestation statement regarding no Affiliated Businesses is deemed acceptable, condition cleared. 09/12/2019: Finding deemed non-material, loan will be graded a B for all agencies.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 795 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.14% Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 42.90 months reserves				2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301290743	ec899ff8-87d5-e911-abc7-f4e9d4a75a52	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	Tax Transcript not provided as required by DU.	09/16/2019: Please rescind. Per the AUS findings transcripts were never ordered for this file. They are also not required due to using paystub/w2 income	09/16/2019: Audit re-analyzed AUS (14), and has determined that tax transcripts were not ordered per AUS. Condition rescinded.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 795 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.14% Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 42.90 months reserves				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301290589	06aa3cbc-59d9-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	• The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	XX 9/18/19: Please see attached.	09/19/2019: Audit reviewed evidence for VOB document source and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 7.80 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.45% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 759				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301290588	568d4368-0bd0-e911-abc7-f4e9d4a75a52	724		QM/Non-HPML		Credit		Missing Documentation	Executed Home Equity Line of Credit (HELOC) closure letter reflecting HELOC was frozen and closed was not provided in the file		09/10/2019: Received executed HELOC closure letter. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 40.26%, loan qualified with DTI of 40.26% FICO is higher than guideline minimum UW Guides require FICO of 797, loan qualified with FICO of 797 Years in Field Borrower has 5 years in field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301291429	de5f3084-cfd4-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	Guidelines required a VVOE within 10 business days prior to the note date. The VVOE is greater than 10 days prior to the note date for both borrowers.		09/11/019: Variance to DU feedback/guideline approved for lender by GSE. Exception will be graded a B for all agencies.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 5.10 months reserves FICO is higher than guideline minimum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.75% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 786				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301290586	ad307694-447f-4f31-9514-a093c9c6379d	3295		QM/Non-HPML		Compliance		Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	The funding Closing Disclosure dated indicates the Estimated Taxes, Insurance and Assessments as $XXX.XX a month vs. the calculated value of $X,XXX.XX a month. The lender used the incorrect amount of $XXX.XX for the taxes vs. the actual amount of $XXX.XX. (NOT IN ESCROW) Provide re-disclosed CD and letter of explanation.		09/23/2019: Finding deemed non-material, loan will be graded a B for all agencies.	Years on Job Borrower has 7.5 years on job FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 812 DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 31.33%				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301290586	039b0e85-fedd-e911-abc7-f4e9d4a75a52	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing borrower executed affiliated business disclosure and evidence of disclosure within three days of the application; additional conditions may apply.	XX 9/26/2019 – Please see attached	09/27/2019: Audit review of attestation statement regarding no Affiliated Businesses is deemed acceptable, condition cleared. 09/23/2019: Finding deemed non-material, loan will be graded a B for all agencies.	Years on Job Borrower has 7.5 years on job FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 812 DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 31.33%				2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301290586	e35b5b4d-0fde-e911-abc7-f4e9d4a75a52	1502		QM/Non-HPML		Credit		Missing HUD-1 From Sale of Previous Property	Final Hud-1 from departing residence on the final application evidencing liens paid and netting sufficient cash to close and or reserves was not provided. Estimated, copy in file. Additional conditions may apply.	9/25/19 XX Please clear this based on the attached final settlement statement.	09/26/2019: Lender provided Final settlement statement for departing residence. Exception cleared.	Years on Job Borrower has 7.5 years on job FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 812 DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 31.33%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301301558	336f2322-6702-4e91-9844-750f1eb4bb7c	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	The CD is missing from the loan file. The Disclosure History in file reflects initial Closing Disclosure provided on XX/XX/XXXX. No Cure.	9/18 XX please see attached which was included in original upload, pls rescind	09/19/2019: Lender provided Initial CD. Exception cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.04% Current Mortgage Payment is lower than previous payment Refinance reduces payment by $485 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 742				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301301558	0aede2d4-85d9-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	XX 9/18/19: Please see attached.	09/19/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Exception cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.04% Current Mortgage Payment is lower than previous payment Refinance reduces payment by $485 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 742				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301291417	8a33f975-46ef-e911-94d7-f4e9d4a75ba2	3186		QM/Non-HPML		Compliance		Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	On the closing disclosure, section E missing the name of the of the payee for the mortgage recording fee.		10/17/2019: Audit reviewed Lenders response. Exception rescinded.10/15/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies					1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301291417	39ac47a3-0ea9-43e9-937a-1af59fd4d1d8	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing affiliated business disclosure.	XX 10/16/2019 – Please see attached	10/17/2019: Lender provided loan specific attestation. Exception cleared.10/15/2019: Finding deemed non-material, loan will be graded a B for all agencies					2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301307296	8a4c292c-9cd5-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	9/16 XX: Please see attached	09/17/2019: Audit review of the source of the information obtained and name and title of Lender's employee who obtained the information deemed acceptable, condition cleared.	LTV is lower than guideline maximum Loan qualified with LTV of 74.98% Reserves are higher than guideline minimum Loan qualified with 48.40 months reserves Disposable Income is higher than guideline minimum Loan qualified with $XXXX.XX in disposable income				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301307296	4eccd381-9cd5-e911-abc7-f4e9d4a75a52	33		QM/Non-HPML		Credit		Failure to obtain Asset Documentation	Lender's guidelines require 2 months' bank statements, 2 months' investor portfolio statements, 2 months' 401K or other retirement account statements, terms and conditions of withdrawal from 401K if Borrower < 59 1/2 years old and verification of the down payment for a purchase. The loan file is missing July statement for account #X on final 1003. Although May statement was provided, lender provided screen shot from XX/XX/XXXX and therefore July statement is needed to verify 60 day history.	9/16/19 CP: Please rescind. The screenshot from X/XX belongs to the account ending in #XXXX which we have over 60 days of history verified in the submission package	09/17/2019: Audit reviewed the Lenders response and re-analyzed the loan file, and has determined that 2 months verification for Account #1 on the final 1003 was verified on pages 785, 776 and 781 in the original loan file and 2 months verification for Account #X on the final 1003 was verified on pages 769 and 772 in the original loan file. Condition Rescinded.	LTV is lower than guideline maximum Loan qualified with LTV of 74.98% Reserves are higher than guideline minimum Loan qualified with 48.40 months reserves Disposable Income is higher than guideline minimum Loan qualified with $XXXX.XX in disposable income				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301307296	2c7ffa0a-9dd5-e911-abc7-f4e9d4a75a52	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	File is missing XXXX tax transcripts as required by DU.	9/16/19 CP: Please rescind. Only the most recent year of tax transcripts is required for this loan product/program	09/17/2019: Received updated guidance from Client. Tax transcripts are not required if not utilized in AUS findings. Condition Cleared.	LTV is lower than guideline maximum Loan qualified with LTV of 74.98% Reserves are higher than guideline minimum Loan qualified with 48.40 months reserves Disposable Income is higher than guideline minimum Loan qualified with $XXXX.XX in disposable income				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301290635	bc7c04dd-57e1-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in file.		10/01/2019: A CDA report reflecting a value $X,XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301295032	83b88ebc-20e5-e911-abc7-f4e9d4a75a52	701		QM/Non-HPML		Credit		Failure to obtain Employment Verification	An employment verification dated within 10 days of the note date as required by lender's guidelines was not provided for borrower.		10/02/2019: Variance to DU feedback/guideline approved for lender by XXX. Exception will be graded a B for all agencies	Reserves are higher than guideline minimum UW Guides require 0.13 months reserves, loan qualified with 12.80 months reserves Years on Job Borrower on same job 24 years Disposable Income is higher than guideline minimum UW Guides required no disposable income, loan qualified with $XXXXX.XX in disposable income				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301295032	bfb230a7-20e5-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU score 3.4.		10/03/2019: A CDA report reflecting a value $XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.	Reserves are higher than guideline minimum UW Guides require 0.13 months reserves, loan qualified with 12.80 months reserves Years on Job Borrower on same job 24 years Disposable Income is higher than guideline minimum UW Guides required no disposable income, loan qualified with $XXXXX.XX in disposable income				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301291416	1a0cc50c-39e1-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	AUS (DU) require a VVOE within 10 business days prior to the note date. The VVOE is greater than 10 days prior to note date but < 30 days.		9.27.19: Variance to DU feedback/guideline approved for lender by XXX. Exception will be graded a B for all agencies.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.70% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 784 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 48.40 months reserves				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301291416	70a53e4d-39e1-e911-abc7-f4e9d4a75a52	724		QM/Non-HPML		Credit		Missing Documentation	The final loan application (1003) reflects Liability #5 and Liability #6 which was included in DTI. File missing documentation supporting debts. Additional conditions may apply.		10/01/2019: Received evidence of both liabilities. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.70% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 784 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 48.40 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301291428	cdfa7967-a9d0-e911-abc7-f4e9d4a75a52	1740		QM/Non-HPML		Compliance		Missing Mortgage Rider	Missing Waiver of Borrower's Rights Rider.	09/10/2019: please see attached, pls clear	09/10/2019: Audit reviewed executed Waiver of Borrower's Rights Rider, and has determined that documentation submitted is deemed acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301291428	9dd8a8a4-94d0-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file, CU score is 3.		09/10/2019: A CDA report reflecting a value $XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301291425	09f4bcd1-41e8-4560-8f33-f92d9041a2d7	1665		QM/Non-HPML		Compliance		Missing Special Information Booklet / Home Loan Toolkit	Missing evidence of date Home Loan Toolkit was provided to borrower.		09/20/2019: Received evidence the borrowers received the Special Information Booklet/Home Loan Toolkit within 3 days of the application date. Condition cleared. 09/19/2019: This finding is deemed non material and graded a B for all agencies.	DTI is lower than guideline maximum Loan qualified with DTI of 37.42% FICO is higher than guideline minimum Loan qualified with DTI of 784 Disposable Income is higher than guideline minimum Loan qualified with disposable income of $X,XXX.XX				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301291425	92573820-0edb-e911-abc7-f4e9d4a75a52	1620		QM/Non-HPML		Credit		Failure to obtain gift documentation	Guidelines require a signed gift letter specifying the dollar amount of the gift, date the funds were transferred to the Borrower, donor's name, address, telephone number, relationship to Borrower, the donor's statement that no repayment is expected, evidence of donor's ability to give and evidence Borrower received the funds. Borrower received gift funds for down payment/reserves for $XXX,XXX.XX. Evidence of gift letter not provided as per guideline requirements.	09/24/2019: Please rescind. Please see page 315 showing the XXX statement showing these would actually be the borrower's funds. Gift letter would not be required.	09/24/2019: Audit reviewed the Lender Rebuttal, and has determined that a XXXX letter was located on page 315 of the original loan file. Said letter included XXX balance and acknowledged funds transfer to borrower for subject property. XXX Bank Statement located on page 326 to verify amount in the account. Condition rescinded.	DTI is lower than guideline maximum Loan qualified with DTI of 37.42% FICO is higher than guideline minimum Loan qualified with DTI of 784 Disposable Income is higher than guideline minimum Loan qualified with disposable income of $X,XXX.XX				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301293544	77eae62b-daad-49bb-ab1a-b4bfdd1c6514	3340		QM/Non-HPML		Compliance		Estimated Taxes,Insurance & Assessments "Other" is checked but no description was provided.	The Estimated Taxes, Insurance & Assessments section's "Other" box, on the CD , is checked but no description for Homeowners Association Dues was provided. (IN ESCROW: Provide a Letter of Explanation, Proof of Delivery, Re-open Rescission if Applicable, and Disclose the Correct Information.	10/04/2019: Please see attachment09-30-19 XX Please see attachment09/30/2019: After reviewing the Final CD, it does show an entry/description in the Other Box, but it only shows Flood. Our CDs usually state Flood & Additional Costs with Page 4 showing the non-escrowed item as the Fee description for HOA Dues. Please clear condition.
10/04/2019: Audit review of the Post Closing CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes that were provided are deemed acceptable. Loan will be rated a 'B'.10/01/2019: Audit reviewed Lenders response, however; Missing Homeowners Association within the description for "other". Provide a Letter of Explanation, Proof of Delivery, Re-open Rescission if Applicable, and Disclose the Correct Information. (IN-ESCROW).  Note: The cost is for Homeowners Association Dues and "Other" must be specific for the HOA dues. Exception remains.09/30/2019: Audit reviewed the Lender Rebuttal, and has determined that the Estimated Taxes, Insurance & Assessments section's "Other" box must list a description of all other fees included in said section. Missing Homeowners Association within the description for "other". Provide a Letter of Explanation, Proof of Delivery, Re-open Rescission if Applicable, and Disclose the Correct Information. (IN-ESCROW) Condition remains.
																3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301293544	2ef7c9fb-67bf-426d-8654-4aec44f659ad	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing affiliated business disclosure.	09/09/2019: Please see attachment	09/09/2019: Audit review of attestation statement regarding no Affiliated Businesses is deemed acceptable, condition cleared.9/4/2019:Finding deemed non-material, loan will be graded a B for all agencies					2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301293544	28da4cee-3acf-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file, CU score was 4.6.	09/05/2019: CDA	09/06/2019: A CDA provided reflecting a value of $XXX,XXX.XX which is a 0% variance. Variance within acceptable tolerance. Exception cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301293541	b3f38c21-5ba0-4935-bde3-004380b31b3b	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.	09-27-19 XX Please see attachment	09/30/2019: Lender provided attestation. Condition cleared.09/25/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualfied with 28 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO os 765 Years on Job Borrower has 9.33 years on job				2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301293541	401da0d6-c9df-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	Guidelines require a VVOE within 10 < 30 business days prior to the note date. The VVOE is greater than 10 days prior to note date.		09/25/2019: Variance to DU feedback/guideline approved for lender by XXX.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualfied with 28 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO os 765 Years on Job Borrower has 9.33 years on job				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301293526	0e2598d6-4141-4d0a-bed4-c2c32b3afdbb	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure	10-03-19 XX Please see attachment	10/04/2019: Audit review of attestation statement regarding no Affiliated Businesses is deemed acceptable, condition cleared. 10/01/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 3.40 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.37% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 767				2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301293526	4a795d81-4ce4-e911-abc7-f4e9d4a75a52	2992		QM/Non-HPML		Credit		Assessor's Parcel Number is not consistent between Appraisal, Title, and/or Mortgage.	APN # does not match on the appraisal and mortgage.	10/04/2019: Please rescind. The appraisal reflects a parcel of XXXXXX. This matches the property ID number on the county tax information. This is clearly the same property with no red flags	10/04/2019: Audit re-analyzed the loan file, and has determined that the Appraisal reflects the property ID number, whereas the Mortgage reflects the Geographic ID number as per County property details located on page 249 of original loan file. Both numbers are acceptable as property identifiers. Condition rescinded.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 3.40 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.37% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 767				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301292533	e478569d-ea35-4d41-8139-cc7dac6fee4b	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing affiliated business disclosure	09/20/2019: Please see attached	09/20/2019: Audit review of attestation statement regarding no Affiliated Businesses is deemed acceptable, condition cleared.09/16/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies	Full Documentation Full Documentation loan FICO is higher than guideline minimum Loan qualified with 787 fico Years on Job Borrower has 23 years on the job				2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301292533	bdf53bfc-79d8-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	Guidelines require a VVOE within 10 business days prior to the note date. The VVOE for both borrowers are > 10 days < 30 days	9/17 XX: please rescind. UWM has a variance that allows for VVOE's to be within 30 days	09/18/2019: Variance to DU feedback/guideline approved for lender by GSE. Exception remains downgraded.09/16/2019: Finding deemed non-material, loan will be graded a B for all agencies.	Full Documentation Full Documentation loan FICO is higher than guideline minimum Loan qualified with 787 fico Years on Job Borrower has 23 years on the job				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301292533	7d62ab9a-82d8-e911-abc7-f4e9d4a75a52	724		QM/Non-HPML		Credit		Missing Documentation	Missing evidence that previous mortgage as been paid off as required by AUS. The final settlement statement provided does not reflect loan as being paid. Additional conditions may apply.	9/17 XX: Please see attached CD showing the payoff to XXXXX	09/19/2019: Received signed/certified settlement statement. Condition cleared.09/18/2019: Audit reviewed Lenders response, however; please provide Final CD or Settlement statement (Signed or stamped true and certified) for sale of property. Exception remains.	Full Documentation Full Documentation loan FICO is higher than guideline minimum Loan qualified with 787 fico Years on Job Borrower has 23 years on the job				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301292204	5cdeffc0-b97f-4ecb-aab3-a182f7e0deba	3295		QM/Non-HPML		Compliance		Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	The final Closing Disclosure indicates the Estimated Taxes, Insurance and flood Insurance as $X,XXX.XX a month vs. the calculated value of $X,XXX.XX a month. The lender twice included the amount of the flood insurance premium. (IN ESCROW) Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.	XX 10/09/2019 – Please see attached	10/10/2019: Lender provided PCCD, LOE and proof of delivery. Condition downgraded. Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301292204	8ca0c943-ad55-4fc5-a881-5c75d61aa5aa	3326		QM/Non-HPML		Compliance		Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the (borrower / co-borrower). No Cure	XX 9/30/2019 – Please see attached	10/01/2019: Lender provided Consent to Receive Communications Electronically for borrower and co-borrower. Exception cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301293584	e372c41e-1bd7-e911-abc7-f4e9d4a75a52	3228		QM/Non-HPML		Compliance		Missing Loan Estimate / LE Not in File	The LE, dated within 3 days of CoC dated XX/XX/XXXX increasing loan amount, is missing from the loan file. No Cure	09/23/2019: A redisclosed LE/CD was not required as redisclosure is only required to reset tolerance baselines - per TILA 1026. 19(e)(3)(iv). Please rescind	09/23/2019: Audit concurs with the Lender Rebuttal, and has determined that per TILA 1026. 19(e)(3)(iv), only have to re-disclose LE if tolerances fall outside of guides. LE not required for loan amount increase with no negative affect on the loan. Condition rescinded.	LTV is lower than guideline maximum Loan qualified with LTV of 79.32% DTI is lower than guideline maximum Loan qualified with DTI of 37.37% FICO is higher than guideline minimum Loan qualified with FICO of 814				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301293584	dbac18a2-2eda-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	Guidelines require a VVOE within 10 business days prior to the note date. The VVOE/WVOE is greater than 10 days prior to the note date.		09/18/2019: Variance to DU feedback/guideline approved for lender by GSE. Exception will be rated a B for all agencies.	LTV is lower than guideline maximum Loan qualified with LTV of 79.32% DTI is lower than guideline maximum Loan qualified with DTI of 37.37% FICO is higher than guideline minimum Loan qualified with FICO of 814				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301293584	ed834ba1-1ad7-e911-abc7-f4e9d4a75a52	914		QM/Non-HPML		Credit		Missing income documentation	The Borrower's income is required to be documented with 30 days most recent pay history. The loan file contains 1 bi-weekly paid paystub. Copies of the Borrower's additional paystub is required to fulfill guidelines and QM requirements.	9/17/19 CP: Please rescind. Per the AUS findings the income is required to be documented by a pay stub and a w2 from the prior year or a standard VOE. We have all 3 documents outlined located in the submission package	09/18/2019: Audit reviewed lender’s rebuttal and original loan file. Per AUS finding #12, document borrower income using a pay stub and W-2 from prior year or standard WVOE and the pay stub must include all YTD earnings. XXXX/XXXX W-2’s, WVOE, VVOE and XX/XX/XXXX pay stub provided. This documentation is acceptable. Condition rescinded.	LTV is lower than guideline maximum Loan qualified with LTV of 79.32% DTI is lower than guideline maximum Loan qualified with DTI of 37.37% FICO is higher than guideline minimum Loan qualified with FICO of 814				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301293584	4befad3e-1bd7-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA/AVM report was not provided. CU Score 4.7		09/17/2019: A CDA report reflecting a value $XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.	LTV is lower than guideline maximum Loan qualified with LTV of 79.32% DTI is lower than guideline maximum Loan qualified with DTI of 37.37% FICO is higher than guideline minimum Loan qualified with FICO of 814				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301293869	ba313ce0-b135-4e7a-8c06-5716ac563590	3295		QM/Non-HPML		Compliance		Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XXX.XX a month vs. the calculated value of $XXX.XX a month. The lender used the incorrect amount of $XXX.XX for the hazard insurance the actual amount of $XXX.XX. (NOT IN ESCROW) Provide re-disclosed CD and letter of explanation.	09-26-19 XX Please see attachment	09/27/2019: Lender provided a LOX and revised Post Closing Disclosure correcting the Estimated Taxes, Insurance and Assessment to $XXX.XX a month. Cure Post Close, Non-material per SFIG guidance, loan will remain down- graded a B for all agencies. 09/20/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301293868	0adccab6-35cf-488e-a623-746e46dceb59	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing affiliated business disclosure		09/12/2019: Received attestation no affiliates. Condition cleared.9/9/2019: Finding deemed non-material, loan will be graded a B for all agencies	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.27% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 788 Reserves are higher than guideline minimum UW Guides require zereo months reserves, loan qualified with 86.50 months reserves				2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301293868	f1e4ac42-2284-4d46-8e4b-3bf320ccdab5	3326		QM/Non-HPML		Compliance		Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the borrower. No Cure		09/12/2019: Received evidence of electronic consent. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.27% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 788 Reserves are higher than guideline minimum UW Guides require zereo months reserves, loan qualified with 86.50 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301293868	2db9f788-1dd3-e911-abc7-f4e9d4a75a52	909		QM/Non-HPML		Credit		Missing AUS results	Missing a complete, legible copy of the final AUS.		09/11/2019: Received complete copy of AUS findings. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.27% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 788 Reserves are higher than guideline minimum UW Guides require zereo months reserves, loan qualified with 86.50 months reserves				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301293868	184a317a-1dd3-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file, CU score is 2.6.		09/12/2019: A CDA provided reflecting a value of $XXX,XXX.XX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.27% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 788 Reserves are higher than guideline minimum UW Guides require zereo months reserves, loan qualified with 86.50 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301310924	75e82647-621a-4fc6-beb6-efc5df1bb547	1672		QM/Non-HPML		Compliance		Missing Initial Escrow Account Disclosure	The Initial Escrow Disclosure is missing..		9/20/2019: Finding deemed non-material, loan will be graded a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301293867	4272f6eb-c555-41c1-a4d1-f630b85e3d85	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.	09/30/2019: Please see attachment	09/30/2019: Audit review of attestation statement regarding no Affiliated Businesses is deemed acceptable, condition cleared.09/25/2019: Finding deemed non-material, loan will be graded a B.					2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301294565	01694fb8-abd8-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided for each of the borrowers businesses.		09/18/2019: Audit reviewed evidence for VOB document source and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 74.97% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.99% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 750 General Comp Factor 1 Refinance reduces rate from 5.750% to 3.750% Total Monthly Payments are lower with debt consolidation Refinance reduces total monthly payments by $X,XXX				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301294565	1755c50a-18d8-e911-abc7-f4e9d4a75a52	29		QM/Non-HPML		Credit		Insufficient asset documentation in file - assets do not cover closing costs	Insufficient asset documentation in file - assets do not cover closing costs. Verified assets of $XXX,XXX.XX less cash to close $XXX,XXX.XX results in $X,XXX.XX shortage of funds to close.
9/23/19 XX: Please rescind. The updated transaction history statement is located on pages 1073 through 1076 of the submission package09/23/2019: Please rescind. Even just using 3 accounts documented we have enough verified assets. XXXXXXXX XXXXXXX  XXXXXX XXXXX ending in #XXXX has a balance of $XX,XXX.XX. XXXXXXXX XXXXXXX XXXXXX XXXXX ending in #XXXX has a balance of $X,XXX.XX. XXXXXXXX XXXXXX XXXXXX XXXXX ending in #XXXX has a balance of $XX,XXX.XX. These accounts added up gives us verified assets of $XXX,XXX.XX. Subtracting the $X,XXX,XX payoff gives us $XXX,XXX.XX. Per AUS the funds needed to close are $XXX,XXX.XX. There is no shortage of funds to close. All of these accounts were included in the submission package 9/18/19 XX: Please rescind. Per the AUS findings the XXXXXXX XXXXXwith a $X,XXX.XX balance is not being paid off with the transaction. The payment is being included in the DTI. The final CD also confirms the New Res-Shellpoint Mortgage was the only liability paid off with the transaction 9/17/19 XX: Please rescind. Per the AUS findings there is $XXX,XXX.XX verified and we need $XXX,XXX.XX to close

09/24/2019: Audit reviewed Lender's response and has determined the updated account statements ending in XXX on pages 1073 - 1076 reflect an available balance of $XX,XXX.XX.  Audit re-evaluated the assets resulting in total assets of $XXX,XXX.XX, which was sufficient to cover closing costs of $XXX,XXX.XX.  Condition rescinded.09/23/2019: Audit reviewed the Lender Rebuttal, and has determined that the account (XXXXX) reflects balance of $XX,XXX.XX (p583, dated XX/XX/XXXX) versus $XX,XXX.XX per lender. Provide updated statement with said balance. Condition remains.  09/20/2019: Audit reviewed Lenders response, however; funds are short $X,XXX.XX. Total assets are $XXX,XXX.XX(XXXX7XXX $X.XX, XXXXXXXX $.XX, XXXXXXXX $XX,XXX.XX, XXXXXXXX $X.XX, XXXXXXXX  $X,XXX.XX, XXXXXXXX $XXX.XX, XXXXXXXX $X.XX, XXXXXXXX $XXX.XX, XXXXXXXX $X,XXX.XX, XXXXXXXX $X.XX, XXXXXXXX $.XX, XXXXXXXX $XX,XXX.XX, XXXXXXXX $X.XX, XXXXXXXX $XX,XXX.XX Minus Pay Off $-X,XXX.XX). Exception remains. 09/19/2019:  Audit agrees lender included payment in DTI.  However, evidence in the file, page 89, verifies the loan was paid in full XX/XX.  All the bank statements except one, business checking #XXXX, are dated prior toXX/XX.  Therefore, the payoff must be deducted from available assets.  Condition remains. 09/18/2019:  Audit reviewed lender’s rebuttal and disagrees.  Verified assets $XXX,XXX.XX- $X,XXX.XX payoff XXXXXXX XXXXX, page 89 = $XXX,XXX.XX.  Condition remains.
												LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 74.97% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.99% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 750 General Comp Factor 1 Refinance reduces rate from 5.750% to 3.750% Total Monthly Payments are lower with debt consolidation Refinance reduces total monthly payments by $X,XXX				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301294565	4f5e1d9a-18d8-e911-abc7-f4e9d4a75a52	992		QM/Non-HPML		Credit		Invalid AUS	Invalid AUS. The Lender's Guidelines/Agency Guidelines require loan data to be resubmitted to Desktop Underwriter (DU) if the data changes from the time the AUS was last run. The most recent AUS in file reflects the Co-Borrower as salaried/wage earner. Co-Borrower is self-employed.		09/18/2019: Received updated AUS findings reflecting co-borrower as self-employed. Income requirements have been met. Condition cleared.	LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 74.97% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.99% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 750 General Comp Factor 1 Refinance reduces rate from 5.750% to 3.750% Total Monthly Payments are lower with debt consolidation Refinance reduces total monthly payments by $X,XXX				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301294565	adc17424-19d8-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	Review Appraisal Missing. A CDA report was not provided CU risk score 2.9		09/18/2019: A CDA report reflecting a value $XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.	LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 74.97% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.99% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 750 General Comp Factor 1 Refinance reduces rate from 5.750% to 3.750% Total Monthly Payments are lower with debt consolidation Refinance reduces total monthly payments by $X,XXX				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301294588	9b3a0eed-95eb-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	AUS (DU) require a VVOE within 10 business days prior to the note date. The VVOE is greater than 10 days prior to note date but < 30 days.	10/28 XX: please rescind. XXX has a variance that allows them to be within 30 days	10/29/2019: XXXX approved DU feedback variance. VVOE required within 30 days of Note. Condition Rescinded.10.10.19: Variance to DU feedback/guideline approved for lender by XXXX. Exception will be graded a B for all agencies.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 15.00 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.94% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 773				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301294588	7f752a4a-68eb-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA Report was not provided. CU Risk Score 4.5.		10/15/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.10/11/1019: CDA report provided reflects incorrect city name. Condition remains.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 15.00 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.94% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 773				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301294587	931f5e2a-c8d8-e911-abc7-f4e9d4a75a52	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	Section F. Prepaids section of the final Closing Disclosure does not list number of months Homeowner's Insurance was collected. Under 1026.37(g)(2)(i)-(iv) and 1026.38(g)(2) each item must include the applicable time period covered by the amount to be paid by the consumer and the total amount to be paid. Provide a letter of explanation and re-disclosure of the correct information.		09/19/2019: Received initial closing disclosure dated XX/XX. Condition remains non-material per SFIG guidance, loan will be graded a B for all agencies.9.16.19: Non-material per SFIG guidance, loan will be graded a B for all agencies.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 23.85% CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 67.58% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 26.20 months reserves				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301294587	a101a7cc-c8d8-e911-abc7-f4e9d4a75a52	60		QM/Non-HPML		Compliance		Document Error	The Homeowners Insurance Premium in section F of the final Closing Disclosure is missing the name of the service provider. No Cure		09/19/2019: Received initial closing disclosure dated XX/XX. Condition remains non-material per SFIG guidance, loan will be graded a B for all agencies.9.16.19: Non-material per SFIG guidance, loan will be graded a B for all agencies.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 23.85% CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 67.58% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 26.20 months reserves				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301294587	00ab59de-c6d8-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	XX 9/17/19: Please see attached.	09/18/2019: Audit review of the source of the information obtained and name and title of Lender's employee who obtained the information deemed acceptable, condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 23.85% CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 67.58% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 26.20 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301294587	e7cc8063-c7d8-e911-abc7-f4e9d4a75a52	909		QM/Non-HPML		Credit		Missing AUS results	The AUS (DU) in file is incomplete. Item #3 under the Risk/Eligibility section is missing.		9.16.19: Finding deemed non-material, loan will be graded a B for all agencies.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 23.85% CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 67.58% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 26.20 months reserves				3	2	C	B	C	B	C	B	C	B	C	B	Acknowledged
301294587	dd454ffc-c6d8-e911-abc7-f4e9d4a75a52	2788		QM/Non-HPML		Credit		Missing Executed Personal Tax Returns	Per Appendix Q, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years. Missing signed page of XXXX personal tax returns.		09/19/2019: Received signed/dated XXXX personal tax return. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 23.85% CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 67.58% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 26.20 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301301557	830680e0-53e4-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in file.		10/03/2019: A CDA report reflecting a value $X,XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301295662	89bce23e-90e0-e911-abc7-f4e9d4a75a52	914		QM/Non-HPML		Credit		Missing income documentation	Per Appendix Q, a creditor must verify the consumer’s employment for the most recent two full years, and the consumer must explain any gaps in employment that span one or more months and Indicate if he/she was in school or the military for the recent two full years, providing evidence supporting this claim, such as college transcripts, or discharge papers. File is missing borrower's employment verification prior to XX/XX/XXXX start date for current employer.	09/30/2019: please see attached	09/30/2019: Audit reviewed prior employment verification, and has determined that documentation submitted was date prior to/at consummation and is deemed acceptable. Two years of Employment History has been verified. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 12.40% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 31.10 months reserves CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 70.43%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301295509	d1cb006b-ac86-4869-834a-dc30b5685dc4	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing affiliated business disclosure	09/20/2019: Please see attachment	09/20/2019: Audit review of attestation statement regarding no Affiliated Businesses is deemed acceptable, condition cleared.9/17/2019: Finding deemed non-material, loan will be graded a B for all agencies					2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301311333	357fe958-f00f-45c9-b69b-5b1fdb723280	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing affiliated business disclosure.	9/27upload, please rescind RF please see attached which was included in original	09/30/2019: Audit reviewed the Lender's Response and attachment of the Broker Affiliated Business Disclosure. Said document was not located in the original loan file. Audit review of attestation statement regarding no Affiliated Businesses is deemed acceptable, condition cleared. 9/25/2019: Finding deemed non-material, loan will be graded a B for all agencies					2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301322995	0f77df5e-29e2-e911-abc7-f4e9d4a75a52	914		QM/Non-HPML		Credit		Missing income documentation	Missing The Work Number Verification of Employment for both borrowers ordered on XX/XX/XXXX per the AUS report in file.		10/02/2019: Received VVOE for both borrowers dated X/XX. Condition cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 10.20 months reserves FICO is higher than guideline minimum UW Guides minimum FICO of 680, loan qualified with FICO of 741				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301295659	10cd9c7a-5789-4a4c-a9df-8c0f96a07d2c	3277		QM/Non-HPML		Compliance		Borrower not provided 3 day rescission period	Right to Cancel provided in the loan file reflects a transaction date of XX/XX/XXXX with an expiration date of XX/XX/XXXX, which did not give the Borrower a full 3 days rescission. The loan was properly disbursed on XX/XX/XXXX.	XX 10/09 - Spoke with the XXXX, they're working on the corrected RTC now. We're pushing back on the corrected CD XX/XX would be an acceptable disbursement date based on a XX/XX signing date. Please have this condition cancelled. Thank You.	10/10/2019: Audit reviewed Lender's response and the corrected Right to Cancel form and has determined Right to Cancel form is acceptable. Condition cleared.	LTV is lower than guideline maximum Loan qualified with LTV of 70.13 % DTI is lower than guideline maximum Loan qualified with DTI of 29.80 % Disposable Income is higher than guideline minimum Loan qualified with disposable income of $XX,XXX.XX				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301295659	ee8cfeb6-fbdb-e911-abc7-f4e9d4a75a52	701		QM/Non-HPML		Credit		Failure to obtain Employment Verification	An employment verification dated within 10 days of the note date as required by lender's guidelines was not provided for borrower.		09/20/2019: Variance to DU feedback/guideline approved for lender by GSE. Finding is deemed non material and graded a B for all agencies.	LTV is lower than guideline maximum Loan qualified with LTV of 70.13 % DTI is lower than guideline maximum Loan qualified with DTI of 29.80 % Disposable Income is higher than guideline minimum Loan qualified with disposable income of $XX,XXX.XX				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301295659	3456e424-fcdb-e911-abc7-f4e9d4a75a52	914		QM/Non-HPML		Credit		Missing income documentation	Per Appendix Q, a creditor must verify the consumer’s employment for the most recent two full years, and the consumer must explain any gaps in employment that span one or more months and Indicate if he/she was in school or the military for the recent two full years, providing evidence supporting this claim, such as college transcripts, or discharge papers. File is missing XXXX W2 for Co-Borrower.	9/23/19 XX Please rescind this condition as the AUS only asks for a paystub and one year W-2 that was provided on Page 86 of the upload.	09/24/2019: Audit reviewed Lenders response. Exception rescinded.	LTV is lower than guideline maximum Loan qualified with LTV of 70.13 % DTI is lower than guideline maximum Loan qualified with DTI of 29.80 % Disposable Income is higher than guideline minimum Loan qualified with disposable income of $XX,XXX.XX				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301295659	2a450322-b9db-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA/AVM report was not provided. CU Score 3.0.		09/23/2019: A CDA provided reflecting a value of $1,010,000 which is a 0% variance. Variance within acceptable tolerance. Condition cleared.	LTV is lower than guideline maximum Loan qualified with LTV of 70.13 % DTI is lower than guideline maximum Loan qualified with DTI of 29.80 % Disposable Income is higher than guideline minimum Loan qualified with disposable income of $XX,XXX.XX				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301295658	31629bcc-fae1-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.		10/01/2019: Audit reviewed evidence for VOB document source and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 1 months reserves Years Self Employed Borrower has 15 years Self Employed DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 42.07%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301322994	c3c33c90-f02f-413c-9da5-9d134029084c	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure	10/04/2019: Please see attachment	10/04/2019: Audit review of attestation statement regarding no Affiliated Businesses is deemed acceptable, condition cleared.10/02/2019: This finding is deemed non-material with a final grade of a “B”	CLTV is lower than guideline maximum CLTV of 68.16% < guideline maximum of 80%. Reserves are higher than guideline minimum Borrowers reserves of 19 months > than none required. FICO is higher than guideline minimum Fico of 780 > 700 minimum FICO required per guidelines.				2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301322994	d866abdc-2fe5-e911-abc7-f4e9d4a75a52	3183		QM/Non-HPML		Compliance		Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.	The appraisal fee on the CD is $XXX.XX. The LE's lists the fee as $XXX.XX. This fee is in a (0%) tolerance section. Lender tolerance cure of $XXX.XX is required. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.		10/10/2019: Received valid change in circumstance. Condition cleared.	CLTV is lower than guideline maximum CLTV of 68.16% < guideline maximum of 80%. Reserves are higher than guideline minimum Borrowers reserves of 19 months > than none required. FICO is higher than guideline minimum Fico of 780 > 700 minimum FICO required per guidelines.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301322994	68f38850-98e4-e911-abc7-f4e9d4a75a52	701		QM/Non-HPML		Credit		Failure to obtain Employment Verification	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. Missing evidence of business license or CPA LOX and missing verbal verification of employment.	10/04/2019: See attached	10/04/2019: Audit reviewed evidence for VOB document source for business license located on page 251, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	CLTV is lower than guideline maximum CLTV of 68.16% < guideline maximum of 80%. Reserves are higher than guideline minimum Borrowers reserves of 19 months > than none required. FICO is higher than guideline minimum Fico of 780 > 700 minimum FICO required per guidelines.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301314047	b84f2939-f43f-485c-973d-8ce045cce670	1665		QM/Non-HPML		Compliance		Missing Special Information Booklet / Home Loan Toolkit	Missing Home Loan Toolkit.	10/16 XX please see attached, please clear thank you	07/17/2019: Lender provided disclosure tracking verifying Home Loan Toolkit was sent within 3 days of application date. Exception cleared.10/08/2019: Finding deemed non-material Loan will be graded a B for all agencies					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301314047	172489ce-09ea-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU Risk Score 3.4.		10/11/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301301551	c621966b-18e4-4772-99fa-ce1c78b8c5c4	1698		QM/Non-HPML		Compliance		Affiliated Business Disclosure not provided within 3 business days of application date.	Broker Affiliated Business Disclosure not provided within 3 business days of application date.	9/26 XX please see attached, pls clear	09/30/2019: Audit reviewed Affiliated Business Disclosure dated XX/XX/XXXX, and had determined that said document was not dated within 3 days of Application date of XX/XX/XXXX (p18). Loan will be rated a B. 09/27/2019: Audit reviewed the Lender's response. There was no attachment - failed to load. Condition remains. 9/24/2019: Finding deemed non-material, loan will be graded a B for all agencies.					2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
301297003	301a19fc-0bda-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in file.	09/19/2019: CDA	09/19/2019: A CDA provided reflecting a value of $XXX,XXX.XX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301297002	e24b72db-8de4-e911-abc7-f4e9d4a75a52	1		QM/Non-HPML		Compliance		General Compliance Exception	The 3 day timing requirement has not been met for the change in the APR. The final Closing Disclosure reflects an APR of 3.875%. The prior Closing Disclosure reflects an APR of 3.75%, which is a difference of 0.127% and exceeds allowable tolerance of 0.125%. No Cure.	10-16-19 XX Please see attachment	10/17/2019: Lender provided CD dated XX/XX/XXXX. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301297002	0ad2b4f0-357c-4fb7-968a-5127f8aface4	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		10/04/2019: Received attestation no affiliates. Condition cleared.10/01/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.					2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301297002	8043c7b9-86e4-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU Score 3.4		10/07/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301297084	946dfad0-64e4-e911-abc7-f4e9d4a75a52	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	Tax Transcript not provided as required by DU.	10/3 XX this type of loan does not require tax transcripts, please rescind	10/04/2019: Audit re-analyzed AUS #16 and has determined that tax transcripts were not ordered per AUS. Condition rescinded.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 10.79% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 793 Years on Job Borrower has 7 years on job.				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301297620	0e5c7892-fcd2-e911-abc7-f4e9d4a75a52	914		QM/Non-HPML		Credit		Missing income documentation	The Agency Guidelines require the pay stub to be dated within 30 days of the initial loan application. The Borrower's pay stub is dated XX/XX/XXXX which is over 30 days old.	09/13/2019: Please rescind. XXX has a variance that allows for paystubs to be dated within 4 months	09/13/2019: Variance to DU feedback/guideline approved for lender by GSE. Exception will be graded a B for all agencies.09/09/2019: Variance to DU feedback/guideline approved for lender by GSE. Exception will be graded a B for all agencies.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 1.60 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.37% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 757				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301297620	10222b21-a5d2-e911-abc7-f4e9d4a75a52	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	AUS reflects Equifax (tax transcripts) were ordered for borrowers XX/XX/XXXX. Transcripts not provided in file.	09/13/2019: Please see attached. They were ordered on XX/XX/XXXX	09/13/2019: Audit reviewed the XXXX/XXXX Tax Transcripts, and has determined that AUS item #12 was validated by said documentation submitted. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 1.60 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.37% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 757				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301297620	7fbe2d89-efd0-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	CDA Report not provided in file. CU Risk Score is 2.6.		09/10/2019: A CDA report reflecting a value $XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 1.60 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.37% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 757				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301308160	54e155ed-27d8-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided.		09/17/2019: The AVM report value of $X,XXX,XXX.XX to appraisal value of $XXX,XXX.XX has variance which is equal to/less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301308159	e02f0640-389f-46ce-8ce6-84e6b6bfd5a2	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.	XX 9/26/2019 – Please see attached	09/27/2019: Audit review of attestation statement regarding no Affiliated Businesses is deemed acceptable, condition cleared. 09/25/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.					2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301308159	b4d1c32b-2409-4a0d-a374-baa7a0779fe6	1665		QM/Non-HPML		Compliance		Missing Special Information Booklet / Home Loan Toolkit	Missing Home Loan Toolkit. The Home Loan Toolkit Disclosure was found in the loan file, however, it is not dated or signed.	XX 9/26/2019 – Please see attached	10/01/2019: Received evidence the Borrower received the Special Information Booklet/Home Loan Toolkit within 3 days of application date. Condition cleared.09/27/2019: 07/26/2019: Lender provided the Home Loan Toolkit which was not dated. Unable to determine if the disclosure was given to the Borrower within 3 days of the application date. Condition remains.09/25/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301297691	270b1561-9be0-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in file.		09/27/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301297690	fc2fc392-4fe4-e911-abc7-f4e9d4a75a52	724		QM/Non-HPML		Credit		Missing Documentation	Executed Home Equity Line of Credit (HELOC) closure letter reflecting HELOC was frozen and closed was not provided in the file.		10/07/2019: Received executed HELOC closure letter. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 9.20 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.96% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 726				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301315003	806957cd-bae4-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	• The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided for both borrowers.	XX 10/2/19: Please see attached.	10/03/2019: Audit reviewed the Lender response, Lender provided the source of the 3rd party information obtained and the name and title of the Lender's employee who obtained the information for both borrowers. Condition cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.70% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 105.50 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301310922	33478ec4-e7b7-4054-9a8a-460abdb52f20	1698		QM/Non-HPML		Compliance		Affiliated Business Disclosure not provided within 3 business days of application date.	Affiliated Business Disclosure dated XX/XX/XXXX not provided within 3 business days of XX/XX/XXXX application date.	10/08/2019 – Please see attached X/XX - WE DO NOT HAVE AN AFFILIATE	10/10/2019: Received attestation no affiliates. Condition cleared.10/01/2019: There is an Affiliated Business Disclosure dated X/XX provided on page 309. Missing Affiliated Business Disclosure dated within 3 days of the application date or an attestation no affiliates. Condition remains non-material. Loan will be graded a B for all agencies.09/20/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies					2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301308158	31dc6f3a-a4af-4312-8ca9-5a6f7c90904d	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure	09-23-19 XX Please see attachment	09/24/2019: Audit review of attestation statement regarding no Affiliated Businesses is deemed acceptable, condition cleared. 09/20/2019: Finding deemed non-material, loan will be graded a B for all agencies.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 763 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 73.24% Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $X,XXX.XX in disposable income				2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301308158	2acb3858-2fdb-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU Risk Score is 4.9		09/23/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 763 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 73.24% Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $X,XXX.XX in disposable income				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301307134	f5bccf0a-d1a3-439c-ab0d-11b273789c73	3181		QM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Appraisal Report Fee in section B of the final Closing Disclosure has the incorrect name of the service provider. Provide corrected CD and letter of explanation to the Borrower.	10/15/2019: The paid to was listed as XXXXXXXX XXXXXXXX because XXXXXXXX paid for the appraisal for this borrower up front and the cost of the appraisal was being refunded to us through escrow. There for it was paid to us. hanged? Please advise thank you so much	10/15/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies09/30/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 16.3 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 25.09%, loan qualified with DTI of 25.09% FICO is higher than guideline minimum UW Guides require FICO of 754, loan qualified with FICO of 754				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301307134	d2204564-9826-4a87-88eb-665a0d00a4d4	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		10/04/2019: Received attestation no affiliates. Condition cleared.9/30/2019: Finding deemed non-material, loan will be graded a B for all agencies.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 16.3 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 25.09%, loan qualified with DTI of 25.09% FICO is higher than guideline minimum UW Guides require FICO of 754, loan qualified with FICO of 754				2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301307134	8228a243-b8e3-e911-abc7-f4e9d4a75a52	1646		QM/Non-HPML		Credit		Failure to Verify Sale of Previous Property	Final Hud-1 from departing residence evidencing liens paid and netting sufficient cash to close and or reserves was not provided. Additional conditions may apply.	10/8 XX: See attached	10/10/2019: Audit reviewed the Final Certified Closing Disclosure verifying the departing residence on the final application was paid off and Borrower netted sufficient cash to close, condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 16.3 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 25.09%, loan qualified with DTI of 25.09% FICO is higher than guideline minimum UW Guides require FICO of 754, loan qualified with FICO of 754				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301301390	ac43a53e-74ee-412a-9fea-a22c53b2715f	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure. If the lender is not affiliated with any other businesses, please provide an attestation stating such.	09/27/2019: please see attached	09/30/2019: Lender provided attestation. Condition cleared.9/25/2019: Finding deemed non-material, loan will be graded a B for all agencies.					2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301298971	ad421c12-6ee0-e911-abc7-f4e9d4a75a52	3181		QM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Title fees are reflects in section B of the final closing disclosure. The borrower shopped for their own title services and did not use the provider on the WLSP. All Lawyers Title Insurance Corporation fees should be in section C of the Closing Disclosure.	09-30-2019 XX Please see attachment	10/01/2019: Audit reviewed Lenders response. Exception rescinded.09/26/2019: This finding is deemed non material with a final grade of B					1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301300440	a73d71a1-33ea-e911-abc7-f4e9d4a75a52	701		QM/Non-HPML		Credit		Failure to obtain Employment Verification	An employment verification dated within 10 days of the note date as required by lender's guidelines was not provided for borrower.	10/10 XX: Please rescind and see page 267/268 of the submission. UWM also has a variance that allows for these to be dated within 30 days. Verifier contact info also attached	10/11/2019: Audit reviewed the Lender's response and located the Verbal Verification of Employment for the Borrower on page 268, however, Variance to DU feedback/guideline approved for lender by GSE. Exception remains downgraded.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with over 3 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.98% Full Documentation The loan is full documentation				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301300556	6e6685a0-bcdf-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	AUS (DU) require a VVOE within 10 business days prior to the note date. The VVOE is greater than 10 days prior to note date but < 30 days.		9.25.19: Variance to DU feedback/guideline approved for lender by GSE. Exception will be graded a B for all agencies.	Years on Job Borrower has 7 years on job FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 756 Years on Job Co-borrower has 7 years on job.				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301308156	8befc7fa-ea1f-4adc-9b8a-71436d088d80	3254		QM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The St license ID of the Borrowers Real Estate Broker and Sellers Real Estate broker is missing. Provide re-disclosed CD and letter of explanation.		9.26.19: Non-material per SFIG guidance, loan will be graded a B for all agencies.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 781 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 9.40 months reserves Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XXXX.XX in disposable income				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301308156	53a41bfc-9ce0-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	09/30/2019: please see attached	09/30/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 781 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 9.40 months reserves Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XXXX.XX in disposable income				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301308156	defde6ef-9de0-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	The CDA Report was not provided. CU Risk Score 3.2.		09/27/2019: The AVM report value of $XXX,XXX to appraisal value of $XXX.XXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 781 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 9.40 months reserves Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XXXX.XX in disposable income				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301314030	a8c0ec15-d5a9-4eba-8168-61b303547a5a	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.	10-10-19 xx Please see attachment	10/11/2019: Lender provided Affiliated Business Disclosure. Exception cleared.10/09/2019: Finding deemed non-material, loan will be graded a B for all agencies.					2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301301025	f441cab0-b5df-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	Missing evidence of a CDA report.		09/26/2019: The AVM report value of $XXX,XXX.XX to appraisal value of $XXX,XXX.XX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301308155	5155b6c9-957f-496e-b116-03cf999f4e3b	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure. If the lender is not affiliated with any other businesses, please provide an attestation stating such.	XX 9/26/2019 – Please see attached	09-27-219: Audit review of attestation statement regarding no Affiliated Businesses is deemed acceptable, condition cleared. 9/20/2019: Finding deemed non-material, loan will be graded a B for all agencies.					2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301301550	67b24dff-41d6-4dc8-8ade-f750931a109b	3169		QM/Non-HPML		Compliance		Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Borrower did not receive initial CD 3 days prior to consummation or did not acknowledge receipt of initial CD 3 days prior to consummation (Mailbox Rule): Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation.	10/3 XX please see attached, please clear	10/04/2019: Lender provided Initial CD. Exception cleared.					3	1	C	A	C	A	D	A	C	A	C	A	Cleared
301301550	59a16ef1-9c9b-4480-9ad9-51815f4124a0	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	Missing initial closing disclosure.	10/3 XX please see attached, please clear	10/04/2019: Lender provided Initial CD. Exception cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301306388	a26de8cb-dede-e911-abc7-f4e9d4a75a52	1620		QM/Non-HPML		Credit		Failure to obtain gift documentation	Guidelines may require a signed gift letter (specifying the dollar amount of the gift, date the funds were transferred to the Borrower, donor's name, address, telephone number, relationship to Borrower, the donor's statement that no repayment is expected, evidence of donor's ability to give and evidence Borrower received the funds.) Borrower received gift funds for down payment / reserves. Evidence of $XXX,XXX not provided as per guideline requirements. A copy of the wire to the title company is missing from the loan file. Additional conditions may apply.		10/03/2019: Received evidence gift was wired to closing agent. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 773 Years in Field Borrower has 5 years in Field Full Documentation The loan file was underwritten to full Asset and Income documentation				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301306388	7ebf0471-dede-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU risk score of 2.7.		09/26/2019: The AVM report value of $XXX,XXX.XX to appraisal value of $XXX,XXX.XX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 773 Years in Field Borrower has 5 years in Field Full Documentation The loan file was underwritten to full Asset and Income documentation				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301323484	52fb8c18-11ed-e911-abc7-f4e9d4a75a52	701		QM/Non-HPML		Credit		Failure to obtain Employment Verification	An employment verification dated within 10 days of the note date as required by lender's guidelines was not provided for borrower. VVOE provided in the loan file is dated XX/XX/XXXX, which is not within 10 days of the note.		10/12/2019: Variance to DU feedback/guideline approved for lender by GSE.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 723 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 23.45% Years in Field Borrower has 9 years in Field				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301308164	a9685bea-87e0-e911-abc7-f4e9d4a75a52	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	The CD dated XX/XX/XXXX as reflected on the Disclosure tracking report is missing from the loan file. No Cure.	09/30/2019: please see attached, pls clear	09/30/2019: Audit reviewed initial CD, as well as electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 761 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 2.40 months reserves DTI is lower than guideline maximum UW guides maxium DTI of 43%, loan qualified with DTI of 35.08				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301308164	179228b0-87e0-e911-abc7-f4e9d4a75a52	3228		QM/Non-HPML		Compliance		Missing Loan Estimate / LE Not in File	The LE, dated XX/XX/XXXX as reflected on the Disclosure tracking report is missing from the loan file. No Cure	9/30 XX Please see attached LE disclosed on XX/XX, please clear	10/01/2019: Lender provided LE dated XX/XX/XXXX. Exception cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 761 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 2.40 months reserves DTI is lower than guideline maximum UW guides maxium DTI of 43%, loan qualified with DTI of 35.08				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301308164	0eb4c0c8-8ae0-e911-abc7-f4e9d4a75a52	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	Tax Transcript not provided as required by DU.	09/30/2019: This type of loan does not require a tax transcript. Please rescind thank you	09/30/2019: Audit re-analyzed AUS (#18), and has determined that tax transcripts were not ordered per AUS. Condition rescinded.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 761 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 2.40 months reserves DTI is lower than guideline maximum UW guides maxium DTI of 43%, loan qualified with DTI of 35.08				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301309528	398835ac-1050-408d-9ba5-450019f42688	1698		QM/Non-HPML		Compliance		Affiliated Business Disclosure not provided within 3 business days of application date.	Affiliated Business Disclosure not provided within 3 business days of application date.	10-15-19 XX Please see attachment10/15/2019: Please see attachment	10/17/2019: Lender provided attestation. Condition cleared.10/15/2019: Audit reviewed attestation, and has determined that said document is incomplete. Attestation does not state whether or not the lender has any affiliates. Condition remains. 10/09/2019:Finding deemed non-material, loan will be graded a B for all agencies.					2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301309528	f388300f-5b63-4a9d-afbf-76bc078f13f7	2862		QM/Non-HPML		Compliance		HUD Homeownership Counseling Disclosure not provided within 3 days of application	HUD Homeownership Counseling Disclosure not provided within 3 days of application. The Disclosure is dated XX/XX/XXXX and the Application is dated XX/XX/XXXX.	10-14-19 XX Please see attachment	10/16/2019: Audit reviewed the Acknowledgment of Receipt of Homeownership Counseling Notice signed and dated XX/XX/XXXX and the Homeownership Counseling List dated XX/XX/XXXX, within 3 days of application date. Condition Cleared.10/09/2019: Finding deemed non-material, loan will be graded a B for all agencies.					2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301310248	7223a2f3-0be6-e911-abc7-f4e9d4a75a52	4		QM/Non-HPML		Credit		DTI Exceeds Guidelines	The Guidelines/AUS reflects a maximum allowable DTI of 43%. Due to the improper calculation of income the actual DTI is 56.08%. Lender included $X,XXXX of XXXXXX XXXX income that is paid to non signing XXXXXX.	10/7 XX: Please see attached adoption order showing the borrower's name. This can be linked to the Notice of Action form in the file showing XXXX XXXXXX as the XXXXX	10/09/2019: Lender provided court document verifying Borrower is Adopting parent. Exception cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, qualified with FICO of 769 Reserves are higher than guideline minimum Guides required no months reserves, loan qualified with 13 months reserves General Comp Factor 1 UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 36 months payment history with no late payments reported				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301310248	beede88b-0be6-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information.	10/7 XX: See attached	10/09/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Exception cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, qualified with FICO of 769 Reserves are higher than guideline minimum Guides required no months reserves, loan qualified with 13 months reserves General Comp Factor 1 UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 36 months payment history with no late payments reported				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301310248	009b86af-0ce6-e911-abc7-f4e9d4a75a52	15		QM/Non-HPML		Credit		Failure to obtain Hazard Insurance Declaration	The Hazard Insurance effective date is after the Note date. Please provide evidence of insurance effective at consummation to cure.	Please rescind condition as the loan disbursed XX/XX, effective date of policy is XX/XX. This is acceptable.	10/15/2019: Audit reviewed Lenders response, however, Hazard insurance is dated after consummation. Exception remains downgraded.10/03/2019: Any liability or issue that may potentially exist would fall on the original creditor and not necessarily fall on an assignee, as insurance coverage is in fact in place on the transaction, and coverage is sufficient.	FICO is higher than guideline minimum UW Guides require FICO of 700, qualified with FICO of 769 Reserves are higher than guideline minimum Guides required no months reserves, loan qualified with 13 months reserves General Comp Factor 1 UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 36 months payment history with no late payments reported				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301310248	33c3fedf-0be6-e911-abc7-f4e9d4a75a52	854		QM/Non-HPML		Credit		Failure to obtain Lease Agreements	Missing current lease/rental agreement for departure residence. Per appendix Q current lease/rental agreement is necessary to verify all consumer rental income; in order for the loan to be classified as a Qualified Mortgage.	10/7 XX: Please rescind. See page 260 of the submission package	10/09/2019: Audit reviewed Lenders response. Exception rescinded.	FICO is higher than guideline minimum UW Guides require FICO of 700, qualified with FICO of 769 Reserves are higher than guideline minimum Guides required no months reserves, loan qualified with 13 months reserves General Comp Factor 1 UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 36 months payment history with no late payments reported				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301310248	8c7ddc10-0de6-e911-abc7-f4e9d4a75a52	914		QM/Non-HPML		Credit		Missing income documentation	Per Appendix Q, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years; for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules and year to date profit and loss (P&L) statement and balance sheet. File is missing XXXX 1099s.	10/7 XX: Please rescind. The income is calculated from schedule C from the most 2 recent years of tax returns. 1099 forms would not be required	10/09/2019: Lender provided XX/XXXX court document verifying Borrower is XXXXXXXX XXXXXX. Exception cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, qualified with FICO of 769 Reserves are higher than guideline minimum Guides required no months reserves, loan qualified with 13 months reserves General Comp Factor 1 UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 36 months payment history with no late payments reported				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301310248	ed75b7f2-dfe9-e911-abc7-f4e9d4a75a52	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	Tax transcripts not provided for the borrower as required per the AUS	10/11/2019: please see attached	10/15/2019: Lender provided tax transcripts. Exception cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, qualified with FICO of 769 Reserves are higher than guideline minimum Guides required no months reserves, loan qualified with 13 months reserves General Comp Factor 1 UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 36 months payment history with no late payments reported				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301310248	ac03cc76-f9e5-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file CU Score 3.4		10/04/2019: The AVM report value of $XXX,XXX to appraisal value of $XXX,XXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Document previously provided. Condition rescinded.	FICO is higher than guideline minimum UW Guides require FICO of 700, qualified with FICO of 769 Reserves are higher than guideline minimum Guides required no months reserves, loan qualified with 13 months reserves General Comp Factor 1 UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 36 months payment history with no late payments reported				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301322819	e6e64f58-202d-4f46-81b0-8d0785fe2a30	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		10/07/2019: Received attestation no affiliates. Condition cleared.10/03/2019: Finding Deemed Non Material and will be graded a B for all agencies					2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301311330	f3c1ab9a-e3e9-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided	10/9/19 XX -Please see the attached VOB approval.	10/11/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Exception cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 10.8months reserves Full Documentation Full documentation loan DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.92%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301311330	f7345484-e3e9-e911-abc7-f4e9d4a75a52	912		QM/Non-HPML		Credit		Missing credit report	Missing Credit report	10/9/19 XX -Please see the attached Credit Report.	10/11/2019: Audit reviewed the Credit Report provided by the Lender and deemed acceptable, condition cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 10.8months reserves Full Documentation Full documentation loan DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.92%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301311330	73c9beb8-e3e9-e911-abc7-f4e9d4a75a52	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	Tax Transcript not provided as required by DU	10/9 XX Please rescind as this type of loan does not require a tax transcript	10/11/2019: Audit re-analyzed AUS (#14), and has determined that tax transcripts were not ordered per AUS. Condition rescinded.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 10.8months reserves Full Documentation Full documentation loan DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.92%				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301311776	6f653c3e-89e1-e911-abc7-f4e9d4a75a52	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	Tax transcripts were not provided as required by DU.		09/30/2019: Audit reviewed the XXXX Tax Transcripts and has determined that AUS item #14 was validated by said documentation submitted. Condition cleared.	DTI is lower than guideline maximum Loan qualified with DTI of 34.84% Disposable Income is higher than guideline minimum Loan qualified with $11,499 in disposable income Years on Job Borrower has 18.75 years on job				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301311776	1ad0b74e-a4e0-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA/AVM report was not provided. CU Score 4.0		09/30/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.	DTI is lower than guideline maximum Loan qualified with DTI of 34.84% Disposable Income is higher than guideline minimum Loan qualified with $11,499 in disposable income Years on Job Borrower has 18.75 years on job				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301313400	5dc234c7-46e5-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in file.		10/07/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301339453	e057b733-f0ea-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	• The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	XX 10/10/19: Please see attached.	10/11/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Exception cleared.	Years in Field Borrower has 22 years in Field FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 751 LTV is lower than guideline maximum UW Guides maximum LTV of 90%, loan qualified with LTV of 78.65%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301316214	5b13435c-bc54-4df3-8fa9-e21f0d4df258	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		10/15/2019: Received attestation no affiliates. Condition cleared.10/08/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 22.9 months reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 49 months payment history with no late payments reported FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 759				2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301316214	d4f804e8-05ea-e911-abc7-f4e9d4a75a52	700		QM/Non-HPML		Credit		Failure to obtain Occupation and Employer Information	The final 1003 dated is missing the Borrower occupation and employment information.		10/08/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 22.9 months reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 49 months payment history with no late payments reported FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 759				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301316214	97b3029e-0aea-e911-abc7-f4e9d4a75a52	1689		QM/Non-HPML		Credit		Missing Evidence of HOA Fees	Missing evidence of HOA dues for property #1 on the final loan application.	10/10 XX: Please see all attachments. Per the loan integrity report, the maximum amount of HOA dues on the property in question is $XXXX annually or $XXX per month. We are able to give the borrower additional income for his paystub/w2 job by averaging the bonus. It is clearly not an annual bonus since the borrower has received it YTD and the bonus earnings are supported by the previous years. Using the maximum amount of HOA dues with the added bonus income has an eligible DTI as evidenced by the attached AUS findings10/9 XX: Please rescind. See page 74 of the submission	10/11/2019: Audit reviewed Lender's response and updated AUS with verification of HOA dues and has determined DTI is within tolerance of updated AUS. Condition cleared. 10/10/2019: Audit reviewed the Lender response and reviewed the document on page 74 in the original loan file. The document reflected the address for property #1 on the final loan application but does not list the amount of HOA fee. Condition remains.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 22.9 months reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 49 months payment history with no late payments reported FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 759				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301316214	60fc336a-0bea-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU score 3.6		10/09/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 22.9 months reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 49 months payment history with no late payments reported FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 759				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301314044	f657b84a-dbea-e911-abc7-f4e9d4a75a52	795		QM/Non-HPML		Credit		Failure to obtain Verbal Verification of Employment	The VVOE for borrower was found in the loan file, however it is dated > 10 days, but < 30 days.		10/09/2019: Variance to DU feedback/guideline approved for lender by GSE. Exception will be graded a B for all agencies	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 10 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.42% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 797				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301314044	3b1e1ad8-dbea-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU Risk Score is 3.0		10/11/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 10 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.42% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 797				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301315001	ae2f4c7f-8095-48f4-acb0-889723295b28	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.	10/07/2019: Please see attached	10/07/2019: Audit review of attestation statement regarding no Affiliated Businesses is deemed acceptable, condition cleared.10/01/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.					2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301159844	40fd7e1a-58ad-e911-abc7-f4e9d4a75a52	2036		QM/Non-HPML		Compliance		Failure to provide proof of OFAC Search	Failure to provide proof of OFAC Search	08/02/2019: Please review to clear based on the OFAC search included with the Fraud Report attached to the other condition on this loan.	08/05/2019: Lender provided Fraud Report wit OFAC search. Exception cleared.	Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 76.30 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.32% FICO is higher than guideline minimum UW Guides require FICO of 690, loan qualified with FICO of 799				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301159844	0181ab07-59ad-e911-abc7-f4e9d4a75a52	1684		QM/Non-HPML		Credit		Missing Third Party Fraud Tool (Report)	Missing third party fraud tool report.	08/02/2019: The fraud report is now attached. As with previous trades, this finding should be resolved based on the attached report as-is. We maintain that our internal procedures account for any red flags that may be showing within the report that is provided for convenience.	08/05/2019: Lender provided Fraud Report wit OFAC search. Exception cleared.	Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 76.30 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.32% FICO is higher than guideline minimum UW Guides require FICO of 690, loan qualified with FICO of 799				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301159844	e26aa7a9-58ad-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file, CU score is 3.6.	AVMReport	07/31/2019: Audit review of the AVM provided reflected a value of $X,XXX,XXX which is a -1.30% variance. Variance within acceptable tolerance. Condition Cleared.	Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 76.30 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.32% FICO is higher than guideline minimum UW Guides require FICO of 690, loan qualified with FICO of 799				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301253100	7db7f416-794a-46b5-8c37-994558ab2373	1698		QM/Non-HPML		Compliance		Affiliated Business Disclosure not provided within 3 business days of application date.	Affiliated Business Disclosure not provided within 3 business days of application date.	08/01/2019: The Affiliated Business Disclosures was included with the Initial Disclosures sent to the borrower the same day the application was taken, XX/XX/XXXX. Please review the attached disclosures as we as the compliance tracker showing the date this document was received/acknowledged.	08/02/2019: Lender provided verification AFB was sent within 3 days of application. Exception cleared.7/24/2019: Finding deemed non-material, loan will be graded a B for all agencies.	Reserves are higher than guideline minimum : UW Guides require 2 months reserves, loan qualified with 32.67 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.94% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 772				2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301253100	7a180a73-12ae-e911-abc7-f4e9d4a75a52	2036		QM/Non-HPML		Compliance		Failure to provide proof of OFAC Search	The OFAC search was not provided.		08/05/2019: Audit reviewed Lender response, Lender provided the 3rd party fraud tool verifying that an OFAC search was completed. Condition cleared.	Reserves are higher than guideline minimum : UW Guides require 2 months reserves, loan qualified with 32.67 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.94% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 772				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301253100	e7b93e19-18ae-e911-abc7-f4e9d4a75a52	1684		QM/Non-HPML		Credit		Missing Third Party Fraud Tool (Report)	The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Please provide Fraud Report with OFAC search. Additional conditions may apply.		08/05/2019: Audit reviewed Lender response, Lender provided the Fraud report. Condition cleared.	Reserves are higher than guideline minimum : UW Guides require 2 months reserves, loan qualified with 32.67 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.94% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 772				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301253094	44d5a5b9-82ad-e911-abc7-f4e9d4a75a52	1684		QM/Non-HPML		Credit		Missing Third Party Fraud Tool (Report)	The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Please provide Fraud Report with OFAC search. Additional conditions may apply.	08/02/2019: The fraud report is now attached. As with previous trades, this finding should be resolved based on the attached report as-is. We maintain that our internal procedures account for any red flags that may be showing within the report that is provided for convenience	08/05/2019: Lender provided Fraud Report and note "We maintain that our internal procedures account for any red flags that may be showing within the report that is provided for convenience". Exception cleared.	Reserves are higher than guideline minimum UW guides require 0 months reserves; loan qualified with 23.60 months reserves DTI is lower than guideline maximum UW guides maximum 43% DTI; loan qualified with 29.58% DTI FICO is higher than guideline minimum UW guides require minumum 690 FICO; loan qualified with 785 FICO				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301253094	9be5c89e-82ad-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA Report was not provided in the loan file. CU Risk Score is 3.	AVM Report	07/31/2019: Audit reviewed the AVM provided, variance within acceptable tolerance. Condition Cleared.	Reserves are higher than guideline minimum UW guides require 0 months reserves; loan qualified with 23.60 months reserves DTI is lower than guideline maximum UW guides maximum 43% DTI; loan qualified with 29.58% DTI FICO is higher than guideline minimum UW guides require minumum 690 FICO; loan qualified with 785 FICO				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301290492	b77bc816-34b9-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	The CD is missing from the loan file.. The CU Score is 3.0		08/08/2019: A CDA provided reflecting a value of $X,XXX,XXX.XX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301275102	9dc5303d-3fb9-e911-abc7-f4e9d4a75a52	1684		QM/Non-HPML		Credit		Missing Third Party Fraud Tool (Report)	The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Additional conditions may apply.	08/15/2019: FRAUD REPORT	08/16/2019: Lender provided Fraud Report. Condition cleared.	Years on Job Borrower has 16 years on job Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $24,951.94 in disposable income FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 764				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301275098	1ff11336-fcd7-4078-b906-749fca0c7834	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Lender Affiliated Business Disclosure		08/12/2019: This finding is deemed non-material and rated an B.					2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
301275097	101a336c-5fb8-e911-abc7-f4e9d4a75a52	3181		QM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Flood Cert and Tax Service fees reflect payee as the Lender and the Appraisal and Credit Report fees reflect payee as the Broker in section B of the final Closing Disclosure. The name of the actual service provider was not provided.	08/10/2019: Please see attached PCCD, Disclosure Tracking and Letter to Borrower. In regards to payee name for the Credit Report, this was initially paid by the Broker and we in turn paid the Broker.	08/12/2019: Lender provided LOE, proof delivery and PCCD with Flood Cert and Tax service payee updated. Exception remains downgraded.08/06/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301275097	8050ad8a-a169-481c-82a0-7d5955d39db3	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure for the Lender and the Broker.		08/02/2019 Finding deemed non-material, loan will be graded a B for all agencies.					2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
301292422	2849c654-4dca-4bf1-b0d1-7307e3a293d2	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Lender and Broker Affiliated Business Disclosure		08/13/2019: This finding is deemed non-material and rated an B.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 37.40 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.18% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 709				2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
301292421	34d3b6eb-58a3-41a1-979c-5f1e1af01da4	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Broker Affiliated Business Disclosure.	08/19/2019: Broker Affiliated Business Disclosure.	09/18/2019: Lender provided Affiliated Business Disclosure. Exception cleared. 08/16/2019: Finding deemed non-material, loan will be graded a B for all agencies.					2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301253081	daa7b440-f6c6-4329-9945-02e8f9093f52	1698		QM/Non-HPML		Compliance		Affiliated Business Disclosure not provided within 3 business days of application date.	Missing Affiliated Business Disclosure for Broker. If the lender is not affiliated with any other businesses, please provide an attestation stating such.		08/05/2019: Audit reviewed Lender response, Lender provided package of initial disclosure. Condition cleared.07/23/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 16.5 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 39.59%, loan qualified with DTI of 39.596% FICO is higher than guideline minimum UW Guides require FICO of 787, loan qualified with FICO of 787				2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301253081	ec28b2df-2752-4b6e-8213-dfdd08709355	3312		QM/Non-HPML		Compliance		Amount Financed over disclosed (Exceeds $100 variance/threshold) for Purchase Transactions	The Amount Financed is over disclosed and exceeds allowable $XXX variance/threshold for Purchase Transactions. The Closing Disclosure reflects an Amount Financed of $XXX,XXX.XX vs. actual $XXX,XXX.XX, an over disclosure of $X,XXX.XX. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.		08/05/2019: Audit reviewed Lenders response, Lender provided breakdown of Lender credit and how it was applied to finance charges. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 16.5 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 39.59%, loan qualified with DTI of 39.596% FICO is higher than guideline minimum UW Guides require FICO of 787, loan qualified with FICO of 787				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301253081	877e1459-4326-4b4d-b201-fa01fd33b7cf	3210		QM/Non-HPML		Compliance		Finance Charge under disclosed (Exceeds $100 variance/threshold) for Purchase Transactions	The final Closing Disclosure reflects the Finance Charge as $XXX,XXX.XX vs. actual Finance Charge of $XXX,XXX.XX. An under disclosure of $XXXX.XX which exceeds the $XXX allowable tolerance for Purchase Transactions. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower, re-open rescission if applicable.		08/05/2019: Audit reviewed Lenders response, Lender provided breakdown of Lender credit and how it was applied to finance charges. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 16.5 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 39.59%, loan qualified with DTI of 39.596% FICO is higher than guideline minimum UW Guides require FICO of 787, loan qualified with FICO of 787				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301253081	f7fbc8f9-8dad-e911-abc7-f4e9d4a75a52	1684		QM/Non-HPML		Credit		Missing Third Party Fraud Tool (Report)	The file is missing a third party fraud report. Guidelines require an industry standard fraud report be provided with the closed loan file along with any supporting document based on fraud report findings. Additional conditions may apply.		08/05/2019: Audit reviewed Lender response, Lender provided the 3rd party fraud report. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 16.5 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 39.59%, loan qualified with DTI of 39.596% FICO is higher than guideline minimum UW Guides require FICO of 787, loan qualified with FICO of 787				3	1	D	A	D	A	D	A	D	A	D	A	Cleared